UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23165

CION ARES DIVERSIFIED CREDIT FUND

(Exact name of registrant as specified in charter)

100 PARK AVENUE

25TH FLOOR

NEW YORK, NEW YORK 10017

(Address of principal executive offices)(Zip code)

Eric A. Pinero 100 Park Avenue, 25th Floor New York, New York 10017 (Name and Address of Agent for Service)
Copy to:
Michael A. Reisner Mark Gatto CION Ares Diversified Credit Fund 100 Park Avenue, 25th Floor New York, New York 10017		P. Jay Spinola, Esq. Michael A. DeNiro, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019

Registrant’s telephone number, including area code: (646) 845-2577

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 - June 30, 2025

Item 1. Report to Stockholders.

(a)

CION INVESTMENTS | ARES

CION Ares Diversified Credit Fund

SEMI-ANNUAL REPORT

JUNE 30, 2025

CION Ares Diversified Credit Fund

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Letter to Shareholders

June 30, 2025

Fellow Shareholders,

We are pleased to present the semi-annual report for the CION Ares Diversified Credit Fund (the "Fund" or "CADC"), for the period ending June 30, 2025. The Fund has continued to experience steady asset growth, with total managed assets reaching approximately $7.3 billion as of June 30, 2025. The Fund returned +4.05%1 over the year-to-date period, benefitting from firm credit fundamentals within the portfolio, stable base rates, and dynamic asset allocation. As of period-end, the Fund had exposure to over 850+ investments, diversified across 24 unique industries. Secured debt instruments accounted for 91%2 of the Fund and 78%3 of the portfolio was deployed in investments directly originated by investment groups within the Ares Management Corporation ("Ares") platform. The Fund's distribution rate was stable during the period, ending June 30 at 8.44%4. CADC's relative value approach across liquid and illiquid credit sectors enabled the portfolio to capitalize on market opportunities across global credit markets, while maintaining steady distributions of income and preserving shareholder capital.

Investment Philosophy and Process

The Fund employs a dynamic asset allocation framework that seeks to offer enhanced yield and downside risk mitigation, while enabling the Fund's investment advisor, CION Ares Management, LLC ("CION Ares Management," "CAM" or the "Advisor") and the Fund's investment sub-advisor, Ares Capital Management II LLC (the "Sub-Advisor"), an affiliate of Ares, to respond to changing market conditions. We believe the Fund's differentiated, diversified portfolio of both directly originated and liquid investments can provide superior risk-adjusted returns for our shareholders. Active management across a broad spectrum of credit asset classes, including direct lending in the United States and Europe, high yield bonds, leveraged loans, structured credit, real estate debt, and other credit instruments provides the opportunity to generate attractive risk-adjusted returns by capturing the best relative value.

The Fund's investment process is rigorous and incorporates both top-down and bottom-up factors. The Advisor leverages the resources of the Sub-Advisor to conduct ongoing proprietary analysis at the asset-class level, comparing current market conditions with historical and industry-level precedents to examine the rate environment, correlation to public markets, and local/regional risks. This information is brought before the Advisor's allocation committee, where senior members overseeing each of the underlying asset classes share their observations with the Fund's portfolio managers. This top-down framework is combined with the Sub-Advisor's robust origination and underwriting processes to drive a high degree of asset selectivity.

Investment Environment

Markets were met with a turbulent start to the year due to elevated geopolitical tensions and uncertainty around trade policy, culminating with the Trump administration's "Liberation Day" announcement in early April. Despite a drawdown heading into and immediately following the announcement, markets recovered swiftly due to positive trade developments and resilient hard economic data, both of which led to improved sentiment. While tariff arrangements as of June 30, 2025 have been better than initially feared, the Federal Reserve (the "Fed") has employed a "wait and see" approach with regard to future interest rate activity given the true impact of tariffs remains uncertain. Amid expectations of continued patience from the Fed, market forecasts currently reflect two rate cuts through year-end, which is fewer than was expected heading into 2025.

While price volatility was elevated, companies had a solid corporate earnings season and credit metrics remained stable. Despite the uncertain backdrop, equity and credit markets have experienced positive returns year-to-date following the risk rally toward the end of the first half of 2025. The S&P 500 returned +6.20%5 year-to-date through June 30, shrugging off a -4.28%5 return in the first quarter. Credit markets have underperformed equities, but have exhibited less volatility. Syndicated Loans returned +2.96%6 year-to-date, as a result of an attractive carry profile and stable technicals. High yield bonds returned +4.55%7 through June, benefitting from the risk-on environment more recently and expectations of future rate cuts by the Fed. Traditional fixed income returned +4.02%8, driven largely by the risk-off environment at the start of the year.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2025

Several recurring trends have emerged within the leveraged credit markets year-to-date. Fundamentals have yet to deteriorate with defaults remaining manageable at 3.77% and 1.41%9 for syndicated loans and high yield bonds, respectively, while issuer leverage and interest coverage have remained sound. With respect to technicals, both the syndicated loan and high yield bond markets saw an expansion in market size of a combined $68 billion10 year-to-date. While capital markets activity took a pause in early April, bank lending has resumed with a continued focus on repricings and refinancings. Institution loan issuance reached $441 billion while $40 billion10 of high yield bonds have come to market year-to-date. Within private credit, deployment remained steady with lenders leaning more into their existing sponsor and management networks for new deals as M&A activity remains lower than initially expected at the onset of the year. As a result of challenged M&A volumes, competition for new issuance between the public and private loan markets has been elevated. Due to this competitive landscape, pricing for deals has grinded tighter, but all in yields remain above historical averages. Corporate fundamentals remain stable, with earnings growth moderating but still positive across most sectors and companies maintaining healthy balance sheets and liquidity.

Specific to CADC, the Fund has maintained a stable income profile with an attractive 9.45% current yield11 and 8.44% distribution rate4. We are excited about the opportunities that lie ahead in the global credit markets and continue to actively participate in corporate and asset-backed direct lending opportunities, while seeking to take advantage of pockets of volatility within the liquid credit markets. While the Fund continues to be anchored in a core allocation to directly originated assets, we continue to utilize the depth and breadth of the Ares credit platform to identify pockets of relative value and pricing mismatches across traded segments of the market, such as high yield bonds, syndicated loans and CLO securities. We continue to closely monitor macroeconomic developments, proactively manage exposures, and identify relative value opportunities created by shifts in sentiment on macro data releases, corporate fundamental trends and new policy implementations.

Summary

While market conditions remain firm, credit dispersion is increasing as management teams navigate the new trade landscape, and we expect periodic bouts of market volatility to surface as the market reacts to geopolitical headlines and central bank activity. We remain focused on downside protection and asset selectivity, with a bias towards direct lending in the U.S. and Europe while dynamically allocating across liquid and alternative credit markets as attractive relative value opportunities arise. We are pleased with the ongoing construction of the Fund's diversified portfolio, and we believe the Fund is well positioned to find compelling opportunities in an unpredictable market environment given our emphasis on senior secured, floating rate, directly originated assets in defensive, non-cyclical, service-based sectors. We believe Ares' scaled platform, tenured experience and cycle-tested investment process will allow the Fund to successfully navigate the evolving market environment.

We thank you for your investment in and continued support of the CION Ares Diversified Credit Fund.

Sincerely,

Mitch Goldstein Portfolio Manager CION Ares Diversified Credit Fund	Greg Margolies Portfolio Manager CION Ares Diversified Credit Fund	Michael Smith Portfolio Manager CION Ares Diversified Credit Fund

Views expressed are those of CION Ares Management as of the date of this communication, are subject to change at any time, and may differ from the views of other portfolio managers or of Ares as a whole. Although these views are not intended to be a forecast of future events, a guarantee of future results, or investment advice, any forward-looking statements are not reliable indicators of future events and no guarantee is given that such activities will occur as expected or at all. Information contained herein has been obtained from sources believed to be reliable, but the accuracy and completeness of the information cannot be guaranteed. CION Ares Management does not undertake any obligation to publicly update or review any forward-looking information, whether as a result of new information, future developments or otherwise, except as required by law. All investments involve risk, including possible loss of principal. Past performance is not indicative of future results.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Letter to Shareholders (continued)

June 30, 2025

CION Securities, LLC ("CSL") is the wholesale marketing agent for the Fund, advised by CION Ares Management and distributed by ALPS Distributors, Inc ("ADI"). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA. Certain Ares fund securities may be offered through its affiliate, Ares Management Capital Markets LLC, a broker-dealer registered with the SEC, and a member of FINRA.

1 Past performance is not indicative of future results. Performance shown here is the I-Share Class. The I-Share was incepted on July 12, 2017. Returns include reinvestment of distributions and reflect fund expenses inclusive of recoupment of previously provided expense support. The expense ratio is 3.74% as of June 30, 2025 excluding interest expense. Expense ratios are annualized and calculated as a percentage of estimated average net assets. Share values will fluctuate, therefore if repurchased, they may be worth more or less than their original cost.

2 Secured Debt includes First and Second Lien assets, Structured Credit Debt, Structured Credit Equity. Excludes Cash.

3 Includes U.S. Direct Lending, European Direct Lending, Alternative Credit, Real Estate Debt and Opportunistic investments. Excludes cash.

4 The current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current daily cash distribution per share without compounding), divided by the relevant net asset value per share. A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

5 Proxy: S&P 500 Index. Please refer to Index Definitions for index definitions.

6 Proxy: S&P UBS Leveraged Loan Index. Please refer to Index Definitions for index definitions.

7 Proxy: ICE BofA US High Yield Index. Please refer to Index Definitions for index definitions.

8 Proxy: Bloomberg Aggregate Bond Index. Please refer to Index Definitions for index definitions.

9 Source: JP Morgan Default Monitor. As of June 30, 2025.

10 Source: JP Morgan Market Monitor. As of June 30, 2025.

11 CADC's current yield does not represent a return to investors.

Index Definitions

The Bloomberg Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. To be included in the index, bonds must be rated investment grade (at least Baa3/BBB) by Moody's and S&P. Inception date: January 1, 1976.

The Standard & Poor's 500 Index, often abbreviated as the S&P 500, or just "the S&P", is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ. The index components and their weightings are determined by S&P Dow Jones Indices.

The S&P UBS Leveraged Loan Index is designed to mirror the investable universe of the US dollar-denominated leveraged loan market. The index inception is January 1992. The index frequency is daily, weekly and monthly. New loans are added to the index on their effective date if they qualify according to the following criteria: 1) Loan facilities must be rated "5B" or lower. That is, the highest Moody's/S&P ratings are Baa1/BB+ or Ba1/BBB+. For unrated loans, the initial spread must be 125 basis points or higher above the benchmark reference reset rate. 2) Only fully-funded term loan facilities are included. 3) The tenor must be at least one year. 4) Issuers must be domiciled in developed countries; issuers from developing countries are excluded.

The ICE BofA US High Yield Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody's, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. Index constituents are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. Accrued interest is calculated assuming next-day settlement. Cash flows from bond payments that are received during the month are retained in the index until the end of the month and then are removed as part of the rebalancing. Cash does not earn any reinvestment income while it is held in the index. The index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. No changes are made to constituent holdings other than on month end rebalancing dates. Inception date: August 31, 1986.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2025

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

FUND OVERVIEW

CION Ares Diversified Credit Fund (CADC) is a diversified, unlisted closed-end management investment company registered under the 1940 Act as an interval fund. The Fund will seek to capitalize on market inefficiencies and relative value opportunities by dynamically allocating a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments which, under normal circumstances, will represent at least 80% of the Fund's assets.

Fixed Rate vs. Floating

Excludes cash, other net assets and equity instruments.

KEY FACTS

TOTAL MANAGED ASSETS*	$7.3B
TOTAL ISSUES	898
DISTRIBUTIONS[1]	Monthly

SHARE CLASS	INCEPTION	MONTH-END DISTRIBUTION RATE[2]	STANDARD DEVIATION[3]	SHARPE RATIO[4] (ANNUALIZED)
CLASS A	1/26/2017	8.10%	3.64%	1.05
CLASS C	7/12/2017	7.28%	3.61%	0.98
CLASS I	7/12/2017	8.40%	3.66%	1.11
CLASS L	11/2/2017	7.95%	3.69%	1.00
CLASS U	7/25/2019	7.65%	4.03%	0.85
CLASS U-2	4/30/2020	7.65%	2.91%	2.26
CLASS W	12/4/2018	7.93%	3.91%	1.02

Portfolio Characteristics

  Allocation by Asset Type**

  Allocation by Geography**

Allocation by Industry % of Portfolio

Software & Services	21.8%
Health Care Equipment & Services	10.0%
Structured Products	9.9%
Financial Services	8.6%
Commercial & Professional Services	7.9%
Insurance	7.1%
Consumer Services	5.1%
Capital Goods	4.2%
Other	23.9%
Cash	1.5%

Top Holdings % of Portfolio

Global Medical Response	1.3%
Citrix	1.0%
Global Music Rights	0.9%
Enviva Partners	0.9%
FinEquity Holdings	0.8%
Spruce Bidco	0.8%
eCapital	0.8%
Kaseya	0.8%
Banyan Software	0.7%
High Street Insurance Partners	0.7%

** Holdings and allocations, unless otherwise indicated, are based on the total managed assets and subject to change without notice. Total managed assets is defined as the total assets (including any assets attributable to financial leverage) minus accrued liabilities (other than debt representing financial leverage). Data shown is for informational purposes only and not a recommendation to buy or sell any security.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Fund Fact Sheet — As of June 30, 2025 (continued)

CLASS A CADEX | CLASS C CADCX | CLASS I CADUX | CLASS L CADWX
CLASS U CADZX | CLASS U2 CADSX | CLASS W CADFX

MANAGEMENT TEAM

• Mitch Goldstein, Co-Head of Ares Credit Group | 28 Years of Experience

• Greg Margolies, Partner, Ares Management | 35 Years of Experience

• Michael Smith, Co-Head of Ares Credit Group | 28 Years of Experience

• CADC's allocation committee consists of an additional 13 members, averaging nearly 25 years of experience.

ABOUT CION INVESTMENTS

CION Investments is a leading manager of investment solutions designed to redefine the way individual investors can build their portfolios and help meet their long-term investment goals. With more than 30 years of experience in the alternative asset management industry, CION strives to level the playing field. CION currently manages CION Investment Corporation, a leading BDC, and sponsors, through CION Ares Management, CION Ares Diversified Credit Fund, a globally diversified interval fund.

ABOUT ARES MANAGEMENT

Ares Management Corporation (NYSE: ARES) is a leading global alternative investment manager operating three integrated businesses across Credit, Private Equity and Real Estate. Ares Management's investment groups collaborate to deliver innovative investment solutions which seek to provide consistent and attractive investment returns throughout market cycles. Please visit www.aresmgmt.com for additional information.

Risks and limitations include, but are not limited to, the following: investment instruments may be susceptible to economic downturns; most of the underlying credit instruments are rated below investment grade and considered speculative; there is no guarantee all shares can be repurchased; the Fund's business and operations may be impacted by fluctuations in the capital markets; the Fund is a diversified, closed-end investment company with limited operating history; diversification does not eliminate the risk of investment losses.

1 Distribution Frequency — there is no assurance monthly distributions paid by the Fund will be maintained at the targeted level or paid at all.

2 Month-End Distribution Rate — Month-end distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current cash distribution per share without compounding), divided by the current net asset value. The month-end distribution rate shown may be rounded.

3 Standard Deviation — a widely used measure of an investment's performance volatility. Standard deviation shows how much variation from the mean exists with a larger number indicating the data points are more spread out over a larger range of values. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

4 Sharpe Ratio — a risk-adjusted measure that measures reward per unit of risk. The higher the Sharpe Ratio, the better. The numerator is the difference between a portfolio's return and the return of a risk-free instrument. The denominator is the portfolio's standard deviation. Figures shown here are based on non-loaded daily NAV total returns utilizing data since inception.

A portion of distributions may be a direct result of expense support payments provided by CION Ares Management, LLC (CAM), which are subject to repayment by CADC within three years. The purpose of this arrangement is to ensure that CADC bears an appropriate level of expenses. Any such distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or CAM continues to make such expense support payments. Future repayments will reduce cash otherwise potentially available for distributions. There can be no assurance that such performance will be achieved in order to sustain these distributions. CAM has no obligation to provide expense support payments in future periods.

CADC may fund distributions from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital, as well as net income from operations, capital and non-capital gains from the sale of assets, dividends or distributions from equity investments and expense support payments from CAM, which are subject to repayment. For the year ending December 31, 2024 distributions were paid from taxable income and did not include a return of capital for tax purposes. It is not anticipated that the current distribution rate will contain a return of capital. If expense support payments from CAM were not provided, some or all of the distributions may have been a return of capital which would reduce the available capital for investment. The sources of distributions may vary periodically. Please refer to the semi-annual or annual reports filed with the SEC for the sources of distributions.

This is neither an offer to sell nor a solicitation to purchase the securities described herein. An offering is made only by the prospectus which must precede or accompany this piece. Please read the prospectus prior to making any investment decision and consider the risks, charges, expenses and other important information described therein. Additional copies of the prospectus may be obtained by contacting CION Securities at 800.435.5697 or by visiting cioninvestments.com.

Please be aware that the Fund, the Advisers, the Distributor or the Wholesale Marketing Agent and their respective officers, directors, employees and affiliates do not undertake to provide impartial investment advice or to give advice in a Fiduciary capacity in connection with the Fund's public offering of shares.

CION Securities, LLC (CSL) is the wholesale marketing agent for CION Ares Diversified Credit Fund, advised by CION Ares Management, LLC (CAM) with marketing services provided by ALPS Distributors, Inc (ADI). CSL, member FINRA, and CAM are not affiliated with ADI, member FINRA.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Automobiles and Components
Automotive Keys Group, LLC		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		08/2026		$1,702	$1,464	(e)(f)
Clarios Global LP		1st Lien Term Loan	6.83%	SOFR (M)	2.50%		05/2030		7,778	7,749	(f)
Collision SP Subco, LLC		1st Lien Revolving Loan					01/2030		—	—	(e)(g)
Collision SP Subco, LLC		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		01/2030		892	892	(e)(f)
Collision SP Subco, LLC		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		01/2030		28	29	(e)(f)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan	9.03%	SOFR (S)	4.75%		01/2030		458	458	(e)(g)
Collision SP Subco, LLC		1st Lien Delay Draw Term Loan					01/2030		—	—	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Revolving Loan	8.17%	SOFR (M)	3.75%		01/2028		1	1	(e)(g)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan					07/2028		6,479	3,758	(e)(i)
Continental Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		1,573	912	(e)(i)
Highline Aftermarket Acquisition, LLC		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	7.83%	SOFR (M)	3.50%		02/2030		16,583	16,666	(e)
New Churchill Holdco LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
New Churchill Holdco LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		11/2029		1,194	1,194	(e)(f)
New Churchill Holdco LLC		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		11/2029		1,612	1,612	(e)(g)
Sun Acquirer Corp.		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Sun Acquirer Corp.		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		09/2028		14,656	14,656	(e)(f)
Sun Acquirer Corp.		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		09/2028		196	195	(e)(f)
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	9.33%	SOFR (M)	5.00%		09/2028		9,067	9,068	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Sun Acquirer Corp.		1st Lien Delay Draw Term Loan	9.33%	SOFR (M)	5.00%		09/2028		$402	$402	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
Telle Tire & Auto Service, LLC		1st Lien Term Loan	9.00%	SOFR (S)	4.75%		03/2031		134	132	(e)(f)
Telle Tire & Auto Service, LLC		1st Lien Delay Draw Term Loan	9.00%	SOFR (S)	4.75%		03/2031		147	146	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Revolving Loan					02/2031		—	—	(e)(g)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Term Loan	10.06%	SOFR (M)	5.75%		02/2032		13,520	13,521	(e)(f)
Truck-Lite Co., LLC and Ecco Holdings Corp.		1st Lien Delay Draw Term Loan					02/2032		—	—	(e)(g)
Wand Newco 3, Inc.		1st Lien Term Loan	6.83%	SOFR (M)	2.50%		01/2031		22,627	22,511	(f)
										95,366		1.96%
Capital Goods
AI Aqua Merger Sub, Inc.		1st Lien Term Loan	7.32%	SOFR (M)	3.00%		07/2028		31,490	31,425	(f)
Airx Climate Solutions, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Airx Climate Solutions, Inc.		1st Lien Term Loan	10.08%	SOFR (Q)	5.75%		11/2029		1,494	1,494	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Term Loan	9.33%	SOFR (Q)	5.00%		11/2029		2,420	2,420	(e)(f)
Airx Climate Solutions, Inc.		1st Lien Delay Draw Term Loan	9.33%	SOFR (Q)	5.00%		11/2029		494	494	(e)(f)(g)
Align Precision Group, LLC		1st Lien Term Loan					06/2027		5,200	2,340	(e)(i)
Align Precision Group, LLC		1st Lien Delay Draw Term Loan	10.69%	SOFR (M)	6.25%		06/2025		87	87	(e)(g)
Align Precision Group, LLC		1st Lien Delay Draw Term Loan					06/2027		1,185	534	(e)(i)
AllClear Military Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)(h)
AllClear Military Inc.		1st Lien Term Loan	9.92%	SOFR (M)	5.50%		05/2030		807	807	(e)
AllClear Military Inc.		1st Lien Term Loan	8.96% (2.00% PIK)	SOFR (M)	4.50%		05/2030		130	30	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
AllClear Military Inc.		1st Lien Term Loan	5.46% (6.00% PIK)	SOFR (M)	1.00%		05/2030		$458	$106	(e)
AllClear Military Inc.		1st Lien Delay Draw Term Loan					05/2030		—	—	(e)(g)(h)
Artera Services, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		02/2031		6,476	5,400	(f)
BCPE Empire Holdings, Inc.		1st Lien Term Loan	7.58%	SOFR (M)	3.25%		12/2030		3,461	3,438
BGIF IV Fearless Utility Services, Inc.		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
BGIF IV Fearless Utility Services, Inc.		1st Lien Term Loan	9.31%	SOFR (M)	5.00%		06/2031		2,221	2,221	(e)(f)
BGIF IV Fearless Utility Services, Inc.		1st Lien Delay Draw Term Loan					06/2031		—	—	(e)(g)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	9.23%	EURIBOR (S)	7.17%		11/2028		€878	1,035	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	10.19%	SOFR (S)	5.50%		11/2028		1,691	1,690	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	11.86%	SOFR (S)	7.17%		11/2028		536	536	(e)
Burgess Point Purchaser Corporation		1st Lien Term Loan	9.65%	SOFR (Q)	5.25%		07/2029		4,083	3,467	(f)
Chillaton Bidco Limited	United Kingdom	1st Lien Term Loan	10.73%	SONIA (S)	6.50%		05/2031		£1,491	2,046	(e)
Chillaton Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.73%	SONIA (S)	6.50%		05/2031		£544	746	(e)(g)
CP Atlas Buyer Inc		1st Lien Term Loan	8.18%	SOFR (M)	3.75%		11/2027		4,069	4,051	(f)
CPIG Holdco Inc.		1st Lien Revolving Loan	9.14%	SOFR (Q)	4.75%		04/2028		1	1	(e)(g)
CPIG Holdco Inc.		1st Lien Term Loan	11.39%	SOFR (Q)	7.00%		04/2028		3,805	3,805	(e)(f)
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolving Loan	10.94%	SOFR (Q)	6.50%		12/2027		686	686	(e)(g)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	10.94%	SOFR (Q)	6.50%		12/2027		3,248	3,249	(e)(f)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Term Loan	8.34%	EURIBOR (S)	5.75%		01/2032		€444	524	(e)
EC Partners Spanish Bidco, S.L.U.	Spain	1st Lien Delay Draw Term Loan					01/2032		€—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Generator Buyer, Inc.	Canada	1st Lien Revolving Loan	7.93%	CORRA (Q)	5.25%		07/2030		CAD	47	$35	(e)(g)
Generator Buyer, Inc.	Canada	1st Lien Term Loan	7.93%	CORRA (Q)	5.25%		07/2030		CAD	2,025	1,487	(e)(f)
Generator Buyer, Inc.	Canada	1st Lien Delay Draw Term Loan	7.93%	CORRA (Q)	5.25%		07/2030		CAD	366	269	(e)(g)
GENERATOR US BUYER, INC.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2030			408	408	(e)(f)
GSV Purchaser, Inc.		1st Lien Revolving Loan					08/2030			—	—	(e)(g)
GSV Purchaser, Inc.		1st Lien Term Loan	8.82%	SOFR (M)	4.50%		08/2031			3,680	3,680	(e)(f)
GSV Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.82%	SOFR (Q)	4.50%		08/2031			300	300	(e)(g)
Helix Acquisition Holdings, Inc.		1st Lien Term Loan	11.43%	SOFR (M)	7.00%		03/2030			473	473	(e)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Revolving Loan	8.80%	SOFR (Q)	4.50%		03/2032			111	110	(e)(g)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		03/2032			5,460	5,432	(e)(f)
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)		1st Lien Delay Draw Term Loan					03/2032			—	—	(e)(g)
Kene Acquisition, Inc.		1st Lien Revolving Loan					02/2031			—	—	(e)(g)
Kene Acquisition, Inc.		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		02/2031			1,779	1,779	(e)(f)
Kene Acquisition, Inc.		1st Lien Delay Draw Term Loan	9.53%	SOFR (Q)	5.25%		02/2031			82	82	(e)(g)
LBM Acquisition LLC		1st Lien Term Loan	8.18%	SOFR (M)	3.75%		12/2027			3,697	3,640
LBM Acquisition LLC		1st Lien Term Loan	8.16%	SOFR (M)	3.75%		06/2031			6,508	6,060	(f)
Osmose Utilities Services, Inc.		1st Lien Term Loan	7.69%	SOFR (M)	3.25%		06/2028			1,141	1,068
Osmose Utilities Services, Inc.		2nd Lien Term Loan	11.19%	SOFR (M)	6.75%		06/2029			8,237	7,743	(e)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Revolving Loan	9.08%	SOFR (M)	4.75%		12/2031			43	43	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		12/2031		$5,858	$5,858	(e)(f)
Paris US Holdco, Inc. & 1001028292 Ontario Inc.		1st Lien Delay Draw Term Loan					12/2031		—	—	(e)(g)
Patriot Container Corp.		1st Lien Term Loan	13.00% (7.00% PIK)				09/2030		26,173	26,173	(e)
Patriot Container Corp.		1st Lien Delay Draw Term Loan	13.00% (7.00% PIK)				09/2030		370	370	(e)(g)
PumpTech, LLC		1st Lien Revolving Loan	11.25%	PRIME (Q)	3.75%		01/2031		61	60	(e)(g)
PumpTech, LLC		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		01/2031		2,033	2,007	(e)(f)
PumpTech, LLC		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolving Loan	10.22% (0.25% PIK)	SONIA (M)	6.00%		03/2027		£373	501	(e)(g)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	10.51% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		4,103	4,021	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolving Loan	10.48% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		159	154	(e)(g)
Radius Aerospace, Inc.		1st Lien Term Loan	10.51% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		4,684	4,590	(e)(f)
Radius Aerospace, Inc.		1st Lien Term Loan	10.45% (0.25% PIK)	SOFR (Q)	6.00%		03/2027		6	6	(e)
Sigma Electric Manufacturing Corporation		1st Lien Revolving Loan	10.17%	SOFR (M)	5.75%		12/2027		28	28	(e)(g)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.18%	SOFR (M)	5.75%		12/2027		439	439	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	10.18%	SOFR (S)	5.75%		12/2027		2,298	2,298	(e)(f)
Spirit AeroSystems, Inc.		1st Lien Term Loan	9.29%				06/2025		10,349	10,349	(e)
Sunk Rock Foundry Partners LP		1st Lien Term Loan	10.18%	SOFR (S)	5.75%		12/2027		217	217	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Revolving Loan					05/2031		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Sunvair Aerospace Group, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		05/2031		$1,760	$1,760	(e)(f)
Sunvair Aerospace Group, Inc.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		05/2031		154	154	(e)(g)
Two Six Labs, LLC		1st Lien Revolving Loan	9.57%	SOFR (Q)	5.25%		08/2027		1,229	1,229	(e)(g)
Two Six Labs, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		08/2027		7,187	7,187	(e)(f)
Two Six Labs, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		08/2027		1,318	1,318	(e)(f)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		08/2027		2,810	2,810	(e)(f)
Two Six Labs, LLC		1st Lien Delay Draw Term Loan					08/2027		—	—	(e)(g)
Victory Buyer LLC		1st Lien Term Loan	8.19%	SOFR (M)	3.75%		11/2028		8,486	8,365
WEC US Holdings Ltd.		1st Lien Term Loan	6.57%	SOFR (M)	2.25%		01/2031		21,706	21,704	(f)
Werner FinCo LP		1st Lien Term Loan	9.82%	SOFR (Q)	5.50%		06/2031		39,008	38,422	(e)(f)
										245,262		5.05%
Commercial and Professional Services
Accommodations Plus Technologies LLC		1st Lien Revolving Loan					05/2032		—	—	(e)(g)
Accommodations Plus Technologies LLC		1st Lien Term Loan	8.83%	SOFR (Q)	4.50%		05/2032		410	405	(e)(f)
Aero Operating LLC		1st Lien Term Loan	13.45%	SOFR (Q)	9.00%		02/2026		2,934	2,758	(e)(f)
Aero Operating LLC		1st Lien Delay Draw Term Loan	13.45% (2.00% PIK)	SOFR (Q)	9.00%		02/2026		816	767	(e)(f)
Aldinger Company		1st Lien Revolving Loan	9.56%	SOFR (M)	5.25%		07/2027		81	81	(e)(g)
Aldinger Company		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		1,245	1,245	(e)(f)
Aldinger Company		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		716	717	(e)
Aldinger Company		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		245	245	(e)(g)
AMCP Clean Acquisition Company, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2028		798	798	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
AMCP Clean Acquisition Company, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		06/2028		$640	$640	(e)(g)
Andwis Group Limited	United Kingdom	1st Lien Term Loan	10.98%	SONIA (S)	6.75%		11/2031		£2,074	2,847	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.96%	SONIA (S)	6.75%		11/2031		£1,274	1,749	(e)
Andwis Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.96%	SONIA (S)	6.75%		11/2031		£1,650	2,265	(e)(g)
Antea Group Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	8.26%	EURIBOR (Q)	6.25%		03/2030		€1,250	1,472	(e)(g)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	7.11%	EURIBOR (Q)	4.93%		07/2028		€6,500	7,482
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	6.99%	EURIBOR (Q)	4.75%		07/2028		€473	557	(e)
Bluejack Fire Acquisition, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Bluejack Fire Acquisition, Inc.		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		01/2031		989	977	(e)(f)
Bluejack Fire Acquisition, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	8.93%	SOFR (M)	4.50%		11/2029		17,964	17,964	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delay Draw Term Loan					11/2029		—	—	(e)(g)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	12.83%	SOFR (M)	8.50%		11/2030		9,247	9,247	(e)(f)
Capstone Acquisition Holdings, Inc.		2nd Lien Delay Draw Term Loan					11/2030		—	—	(e)(g)
Celnor Group Limited	United Kingdom	1st Lien Term Loan	10.02%	SONIA (Q)	5.67%		08/2031		£879	1,207	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.02%	SONIA (Q)	5.67%		08/2031		£1,371	1,881	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.93%	SOFR (Q)	5.67%		08/2031		£1,142	1,568	(e)
Celnor Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.02%	SONIA (Q)	5.67%		08/2031		£701	963	(e)(g)
Compass Bidco Limited.	United Kingdom	1st Lien Term Loan	11.04%	SONIA (S)	6.75%		04/2031		£12,356	16,961	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Compass Bidco Limited.	United Kingdom	1st Lien Delay Draw Term Loan	11.28%	SONIA (S)	6.75%		04/2031		£5,747	$7,889	(e)
Compex Legal Services, Inc.		1st Lien Revolving Loan	9.80%	SOFR (S)	5.45%		02/2026		540	540	(e)(g)
Compex Legal Services, Inc.		1st Lien Term Loan	9.84%	SOFR (Q)	5.45%		02/2026		1,251	1,251	(e)(f)
Divisions Holding Corporation		1st Lien Revolving Loan					04/2032		—	—	(e)(g)
Divisions Holding Corporation		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		04/2032		1,395	1,381	(e)(f)
Dorado Bidco, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Dorado Bidco, Inc.		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		09/2031		3,077	3,076	(e)(f)
Dorado Bidco, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Revolving Loan					09/2030		—	—	(e)(g)
DP Flores Holdings, LLC		1st Lien Term Loan	10.80% (3.25% PIK)	SOFR (Q)	6.50%		09/2030		3,936	3,936	(e)(f)
DP Flores Holdings, LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Drogon Bidco Inc.		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		08/2031		1,365	1,365	(e)(f)
Drogon Bidco Inc.		1st Lien Delay Draw Term Loan	9.08%	SOFR (M)	4.75%		08/2031		431	431	(e)(g)
Dun & Bradstreet Corporation, The		1st Lien Term Loan	6.57%	SOFR (M)	2.25%		01/2029		17,889	17,874	(f)
DuraServ LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
DuraServ LLC		1st Lien Term Loan	9.06%	SOFR (M)	4.75%		06/2031		589	589	(e)(f)
DuraServ LLC		1st Lien Delay Draw Term Loan	9.06%	SOFR (M)	4.75%		06/2031		227	228	(e)(g)
Eagle Parent Corp.		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		04/2029		7,211	7,138	(f)
Elevation Services Parent Holdings, LLC		1st Lien Revolving Loan	10.70%	SOFR (Q)	6.25%		12/2026		505	464	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.68%	SOFR (Q)	6.25%		12/2026		$1,289	$1,186	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	10.68%	SOFR (Q)	6.25%		12/2026		615	566	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.68%	SOFR (Q)	6.25%		12/2026		1,724	1,586	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delay Draw Term Loan	10.68%	SOFR (Q)	6.25%		12/2026		369	339	(e)(f)
EMB Purchaser, Inc.		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
EMB Purchaser, Inc.		1st Lien Term Loan	8.82%	SOFR (Q)	4.50%		03/2032		42,749	42,535	(e)(f)
EMB Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.82%	SOFR (Q)	4.50%		03/2032		9,938	9,869	(e)(g)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Term Loan	7.66%	EURIBOR (S)	5.63%		03/2030		€3,323	3,915	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.66%	EURIBOR (S)	5.63%		03/2030		€1,187	1,399	(e)
Erasmus Acquisition Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.66%	EURIBOR (Q)	5.63%		03/2030		€—	—	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Revolving Loan					02/2032		—	—	(e)(g)
Firebird Acquisition Corp, Inc.		1st Lien Term Loan	9.28% (2.75% PIK)	SOFR (Q)	5.00%		02/2032		2,746	2,732	(e)(f)
Firebird Acquisition Corp, Inc.		1st Lien Delay Draw Term Loan	8.81%	SOFR (Q)	4.50%		02/2032		89	88	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Revolving Loan	10.83%	SOFR (M)	6.50%		05/2028		832	832	(e)(g)
Flywheel Acquireco, Inc.		1st Lien Term Loan	10.83%	SOFR (M)	6.50%		05/2030		13,576	13,576	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Revolving Loan	9.33%	SOFR (M)	5.00%		03/2032		1,206	1,194	(e)(g)
Frontline Road Safety Operations, LLC		1st Lien Term Loan	9.33% (2.00% PIK)	SOFR (M)	5.00%		03/2032		23,255	23,139	(e)(f)
Frontline Road Safety Operations, LLC		1st Lien Delay Draw Term Loan	9.33% (2.00% PIK)	SOFR (M)	5.00%		03/2032		6,925	6,870	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
HH-Stella, Inc.		1st Lien Revolving Loan	9.95%	SOFR (Q)	5.50%		04/2027		$127	$127	(e)(g)
HH-Stella, Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		04/2028		5,938	5,938	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		04/2028		1,062	1,062	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		04/2028		1,764	1,764	(e)(f)
HH-Stella, Inc.		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		04/2028		922	922	(e)(g)
The Hiller Companies, LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
The Hiller Companies, LLC		1st Lien Term Loan	9.29%	SOFR (Q)	5.00%		06/2030		3,777	3,777	(e)(f)
The Hiller Companies, LLC		1st Lien Delay Draw Term Loan	9.29%	SOFR (Q)	5.00%		06/2030		901	901	(e)(g)
HP RSS Buyer, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		12/2029		1,253	1,253	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		12/2029		1,074	1,074	(e)(f)
HP RSS Buyer, Inc.		1st Lien Delay Draw Term Loan	9.04%	SOFR (Q)	4.75%		12/2029		362	362	(e)(g)
Indigo Acquisition B.V.	Netherlands	1st Lien Term Loan	9.31%	EURIBOR (S)	6.95%		09/2031		€1,250	1,473	(e)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.31%	EURIBOR (S)	6.95%		09/2031		€357	421	(e)(g)
Indigo Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	11.25%	SOFR (S)	6.95%		09/2031		€1,250	1,472	(e)(g)
IRI Group Holdings, Inc.		1st Lien Revolving Loan					12/2028		—	—	(e)(g)
IRI Group Holdings, Inc.		1st Lien Term Loan	8.83%	SOFR (Q)	4.50%		12/2029		25,699	25,699	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan					11/2028		3,286	1,807	(e)(i)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	9.68% PIK	SOFR (Q)	5.25%		11/2028		7,243	7,243	(e)
Kings Buyer, LLC		1st Lien Revolving Loan	11.75%	PRIME (Q)	4.25%		10/2027		65	64	(e)(g)
Kings Buyer, LLC		1st Lien Term Loan	9.65%	SOFR (Q)	5.25%		10/2027		3,385	3,283	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
KPS Global LLC		1st Lien Revolving Loan					09/2030			$—	$—	(e)(g)
KPS Global LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		09/2030			2,074	2,074	(e)(f)
LABL, Inc.		1st Lien Term Loan	9.43%	SOFR (M)	5.00%		10/2028			20,519	18,434	(f)
Laboratories Bidco LLC		1st Lien Revolving Loan	6.20%	SOFR (Q)	1.75%		07/2029			1,376	1,073	(e)(g)
Laboratories Bidco LLC		1st Lien Term Loan	4.65%	CORRA (Q)	1.75%		07/2029		CAD	1,820	1,043	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	6.20%	SOFR (Q)	1.75%		07/2029			10,075	7,859	(e)(f)
Laboratories Bidco LLC		1st Lien Delay Draw Term Loan	6.20%	SOFR (Q)	1.75%		07/2029			299	233	(e)
LBC Woodlands Purchaser LLC		1st Lien Revolving Loan					07/2030			—	—	(e)(g)
LBC Woodlands Purchaser LLC		1st Lien Term Loan	9.28%	SOFR (Q)	5.00%		07/2031			1,305	1,305	(e)(f)
LBC Woodlands Purchaser LLC		1st Lien Delay Draw Term Loan	9.28%	SOFR (Q)	5.00%		07/2031			93	93	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Revolving Loan	9.33%	SOFR (M)	5.00%		05/2029			—	—	(e)(g)
Lightbeam Bidco, Inc.		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		05/2030			1,115	1,115	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		05/2030			130	130	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	9.33%	SOFR (M)	5.00%		05/2030			169	169	(e)(f)
Lightbeam Bidco, Inc.		1st Lien Delay Draw Term Loan	9.32%	SOFR (M)	5.00%		05/2030			261	261	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Term Loan	11.07%	SONIA (S)	6.50%		07/2026			£1,400	1,922	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.30%	SOFR (S)	6.50%		07/2026			610	609	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.07%	SONIA (S)	6.50%		07/2026			£2,356	3,235	(e)
MPLC Debtco Limited	Jersey	1st Lien Term Loan	10.50%	SONIA (M)	6.25%		01/2027			£148	204	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	10.51%	SOFR (S)	6.25%		01/2027			1,808	1,808	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
MPLC Debtco Limited	Jersey	1st Lien Delay Draw Term Loan	10.74%	SONIA (S)	6.25%		01/2027		£600	$823	(e)(f)
Msis Holdings, Inc.		1st Lien Revolving Loan	11.50%	PRIME (Q)	4.00%		03/2031		121	119	(e)(g)
Msis Holdings, Inc.		1st Lien Term Loan	9.31%	SOFR (M)	5.00%		03/2031		3,570	3,552	(e)(f)
Msis Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Revolving Loan					10/2027		—	—	(e)(g)
Neptune BidCo US Inc.		1st Lien Term Loan	9.08%	SOFR (Q)	4.75%		10/2028		13,301	12,498	(f)
Neptune BidCo US Inc.		1st Lien Term Loan	9.33%	SOFR (Q)	5.00%		04/2029		15,749	14,858	(f)
Neptune BidCo US Inc.		2nd Lien Term Loan	14.08%	SOFR (Q)	9.75%		10/2029		8,834	8,834	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Revolving Loan	9.07%	SOFR (Q)	4.75%		07/2027		232	232	(e)(g)
North Haven Stack Buyer, LLC		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		07/2027		1,423	1,423	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		07/2027		306	306	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		07/2027		258	258	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	4.75%		07/2027		742	742	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.53%	SOFR (Q)	5.25%		07/2027		351	351	(e)(f)(g)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		07/2027		244	244	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2027		190	190	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	4.75%		07/2027		511	510	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.57%	SOFR (Q)	5.25%		07/2027		201	201	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (S)	4.75%		07/2027		30	30	(e)
North Haven Stack Buyer, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	4.75%		07/2027		15	15	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	10.05%	SONIA (S)	5.75%		12/2028		£4,915	$6,678	(e)
PHM Group Holding Oyj	Finland	1st Lien Term Loan	5.72%	EURIBOR (Q)	3.50%		02/2032		€6,217	7,262
Priority Waste Holdings LLC		1st Lien Revolving Loan	12.00%	PRIME (Q)	4.50%		08/2029		2	2	(e)(g)
Priority Waste Holdings LLC		1st Lien Term Loan	12.30% (2.00% PIK)	SOFR (Q)	8.00%		08/2029		5,213	5,004	(e)(f)
Priority Waste Holdings LLC		1st Lien Delay Draw Term Loan	12.30% (2.00% PIK)	SOFR (Q)	8.00%		08/2029		2,009	1,928	(e)(f)
PSC Parent, Inc.		1st Lien Revolving Loan	9.57%	SOFR (M)	5.25%		04/2030		410	410	(e)(g)
PSC Parent, Inc.		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		04/2031		4,404	4,404	(e)(f)
PSC Parent, Inc.		1st Lien Delay Draw Term Loan	9.57%	SOFR (M)	5.25%		04/2031		1,196	1,196	(e)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Revolving Loan	8.80%	SOFR (Q)	4.50%		05/2030		86	86	(e)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		05/2031		629	629	(e)(f)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		05/2031		3,233	3,233	(e)(f)(g)
Pye-Barker Fire & Safety, LLC		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Registrar Intermediate, LLC		1st Lien Revolving Loan	9.32%	SOFR (Q)	5.00%		08/2029		430	430	(e)(g)
Registrar Intermediate, LLC		1st Lien Term Loan	9.08%	SOFR (Q)	4.75%		08/2029		4,478	4,478	(e)(f)
Registrar Intermediate, LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Revolving Loan	9.97%	SOFR (Q)	5.50%		07/2027		189	189	(e)(g)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	9.98%	SOFR (Q)	5.50%		07/2027		2,044	2,044	(e)
RSK Group Limited	United Kingdom	1st Lien Term Loan	7.70%	EURIBOR (Q)	5.38%		09/2030		£3,497	4,801	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	9.74%	SONIA (Q)	5.38%		08/2028		£1,272	1,747	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.70%	EURIBOR (Q)	5.38%		09/2030		€1,061	1,250	(e)(f)
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.55%	EURIBOR (Q)	5.38%		09/2030		£13,676	$18,772	(e)
RSK Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.39%	EURIBOR (Q)	5.38%		09/2030		£4,779	6,560	(e)
Saturn Purchaser Corp.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Saturn Purchaser Corp.		1st Lien Term Loan	9.13%	SOFR (M)	4.85%		07/2030		221	221	(e)
Saturn Purchaser Corp.		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolving Loan	10.22%	SOFR (M)	5.75%		12/2027		180	180	(e)(g)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	10.18%	SOFR (M)	5.75%		12/2027		2,136	2,136	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delay Draw Term Loan	10.18%	SOFR (M)	5.75%		12/2027		1,561	1,561	(e)(f)(g)
Shermco Intermediate Holdings, Inc.		1st Lien Revolving Loan	9.19%	SOFR (S)	5.00%		12/2026		1,379	1,379	(e)(g)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	9.22%	SOFR (S)	5.00%		12/2026		30,452	30,452	(e)(f)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.21%	SOFR (S)	5.00%		12/2026		187	187	(e)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.25%	SOFR (S)	5.00%		12/2026		4,601	4,601	(e)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.26%	SOFR (S)	5.00%		12/2026		2,478	2,478	(e)
Shermco Intermediate Holdings, Inc.		1st Lien Delay Draw Term Loan	9.24%	SOFR (S)	5.00%		06/2027		124	125	(e)(g)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.06% (2.50% PIK)	SONIA (S)	7.50%		04/2027		£10,488	14,396	(e)(f)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	12.93% (2.50% PIK)	SONIA (S)	8.38%		04/2027		£514	705	(e)
SV Newco 2, Inc.		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
SV Newco 2, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2031		933	933	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
SV Newco 2, Inc.		1st Lien Delay Draw Term Loan	11.25%	PRIME (Q)	3.75%		06/2031		$230	$230	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Revolving Loan	9.05%	SOFR (S)	4.75%		08/2027		372	372	(e)(g)
Systems Planning and Analysis, Inc.		1st Lien Term Loan	8.92%	SOFR (S)	4.75%		08/2027		4,376	4,376	(e)(f)
Thermostat Purchaser III, Inc.		1st Lien Revolving Loan	8.30%	SOFR (Q)	4.00%		08/2028		10	10	(e)(g)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	11.73%	SOFR (Q)	7.25%		08/2029		3,575	3,575	(e)
TSS Buyer, LLC		1st Lien Term Loan	9.93%	SOFR (Q)	5.50%		06/2029		256	256	(e)(f)
TSS Buyer, LLC		1st Lien Delay Draw Term Loan	12.00%	PRIME (Q)	4.50%		06/2029		283	283	(e)
Unifi Aviation North America, LLC		1st Lien Revolving Loan	7.18%	SOFR (Q)	2.75%		09/2028		—	—	(e)(g)
Unifi Aviation North America, LLC		1st Lien Term Loan	9.69%	SOFR (Q)	5.25%		09/2028		2,006	2,006	(e)
Unifi Aviation North America, LLC		1st Lien Delay Draw Term Loan	9.69%	SOFR (Q)	5.25%		09/2028		565	565	(e)
Unity Purchaser, LLC		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Term Loan	9.24%	SOFR (S)	5.00%		01/2031		1,249	1,230	(e)(f)
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Unity Purchaser, LLC		1st Lien Delay Draw Term Loan	9.24%	SOFR (Q)	5.00%		01/2031		581	572	(e)
UP Intermediate II LLC		1st Lien Revolving Loan	9.56%	SOFR (M)	5.25%		03/2030		117	118	(e)(g)
UP Intermediate II LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		03/2031		369	369	(e)(f)
Villa Dutch Bidco B.V.	Netherlands	1st Lien Term Loan	7.21%	EURIBOR (M)	5.25%		11/2029		€6,000	6,704
Visual Edge Technology, Inc.		1st Lien Term Loan	11.48% (1.25% PIK)	SOFR (Q)	7.00%		12/2025		2,212	2,212	(e)
Visual Edge Technology, Inc.		1st Lien Delay Draw Term Loan					12/2025		—	—	(e)(g)
VRC Companies, LLC		1st Lien Revolving Loan					06/2027		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
VRC Companies, LLC		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		06/2027		$16,278	$16,278	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan	8.30%	SOFR (Q)	4.00%		05/2030		762	762	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
W.S. Connelly & Co., LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		05/2030		595	595	(e)(f)
W.S. Connelly & Co., LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		05/2030		697	697	(e)(f)(g)
Zinc Buyer Corporation		1st Lien Revolving Loan	11.25%	PRIME (Q)	3.75%		07/2031		81	81	(e)(g)
Zinc Buyer Corporation		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		07/2031		1,855	1,855	(e)(f)
Zinc Buyer Corporation		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
										549,782		11.32%
Consumer Distribution and Retail
Bamboo Purchaser, Inc.		1st Lien Revolving Loan	7.36%	SOFR (Q)	2.75%		11/2026		1	1	(e)(g)
Bamboo Purchaser, Inc.		1st Lien Term Loan	10.95%	SOFR (Q)	6.50%		11/2027		3,430	2,847	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delay Draw Term Loan	10.95%	SOFR (Q)	6.50%		11/2027		809	671	(e)
BGI Purchaser, Inc.		1st Lien Revolving Loan	8.33%	SOFR (Q)	4.00%		05/2030		3,167	3,168	(e)(g)
BGI Purchaser, Inc.		1st Lien Term Loan	9.33%	SOFR (Q)	5.00%		05/2031		3,599	3,599	(e)(f)
BGI Purchaser, Inc.		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
BR PJK Produce, LLC		1st Lien Term Loan	10.70%	SOFR (Q)	6.25%		11/2027		95	95	(e)(f)
BR PJK Produce, LLC		1st Lien Delay Draw Term Loan	10.71%	SOFR (Q)	6.25%		11/2027		561	561	(e)
BradyPlus Holdings, LLC		1st Lien Term Loan	9.28%	SOFR (Q)	5.00%		10/2029		19,390	19,390	(e)(f)
BradyPlus Holdings, LLC		1st Lien Delay Draw Term Loan	9.28%	SOFR (Q)	5.00%		10/2029		188	188	(e)(g)
City Line Distributors LLC		1st Lien Revolving Loan					08/2028		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
City Line Distributors LLC		1st Lien Term Loan	10.55%	SOFR (Q)	6.00%		08/2028		$309	$309	(e)(f)
City Line Distributors LLC		1st Lien Delay Draw Term Loan	10.55%	SOFR (Q)	6.00%		08/2028		124	124	(e)(f)
DecoPac, Inc.		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		05/2030		1,038	1,038	(e)(g)
DecoPac, Inc.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		05/2030		27,930	27,930	(e)(f)
Hills Distribution, Inc.		1st Lien Revolving Loan	8.82%	SOFR (M)	4.50%		11/2029		1	1	(e)(g)
Hills Distribution, Inc.		1st Lien Term Loan	10.32%	SOFR (M)	6.00%		11/2029		526	526	(e)(f)
Hills Distribution, Inc.		1st Lien Delay Draw Term Loan	10.32%	SOFR (M)	6.00%		11/2029		268	268	(e)(g)
LJ Perimeter Buyer, Inc.		1st Lien Term Loan	10.93%	SOFR (Q)	6.50%		10/2028		3,200	2,944	(e)(f)
LJ Perimeter Buyer, Inc.		1st Lien Delay Draw Term Loan	10.93%	SOFR (Q)	6.50%		10/2028		411	379	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	11.44% (3.25% PIK)	SOFR (Q)	7.00%		06/2028		10,773	9,373	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delay Draw Term Loan	11.44% (3.25% PIK)	SOFR (Q)	7.00%		06/2028		3,554	3,092	(e)
Mavis Tire Express Services Topco, Corp.		1st Lien Term Loan	7.33%	SOFR (Q)	3.00%		05/2028		7,898	7,889
Mountaineer Merger Corporation		1st Lien Revolving Loan	9.28%	SOFR (Q)	5.00%		10/2027		2,217	2,106	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Revolving Loan	10.16%	SOFR (M)	5.75%		05/2031		34	34	(e)(g)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	10.67%	SOFR (M)	6.25%		05/2029		2,270	2,270	(e)(f)
Mr. Greens Intermediate, LLC		1st Lien Term Loan	10.07%	SOFR (M)	5.75%		05/2031		577	577	(e)(f)
Mr. Greens Intermediate, LLC		1st Lien Delay Draw Term Loan	10.16%	SOFR (M)	5.75%		05/2031		104	104	(e)(g)
Phoenix YW Buyer, Inc.		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Phoenix YW Buyer, Inc.		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		05/2030		5,242	5,242	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Reddy Ice LLC		1st Lien Revolving Loan	11.25%	PRIME (Q)	3.75%		04/2029		$2,471	$2,471	(e)(g)
Reddy Ice LLC		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		04/2029		33,238	33,238	(e)(f)
Reddy Ice LLC		1st Lien Delay Draw Term Loan	9.03%	SOFR (Q)	4.75%		04/2029		7,865	7,865	(e)(f)
Royal Borrower, LLC		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Royal Borrower, LLC		1st Lien Term Loan	9.56%	SOFR (M)	5.25%		07/2030		2,410	2,410	(e)(f)
Royal Borrower, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Saldon Holdings, Inc.		1st Lien Revolving Loan	10.43%	SOFR (M)	6.00%		03/2026		117	117	(e)(g)
Saldon Holdings, Inc.		1st Lien Term Loan	10.43%	SOFR (M)	6.00%		03/2026		7,943	7,944	(e)(f)
Saldon Holdings, Inc.		1st Lien Delay Draw Term Loan					03/2026		—	—	(e)(g)
SCIH Salt Holdings Inc.		1st Lien Term Loan	7.29%	SOFR (M)	3.00%		01/2029		49,172	49,151	(f)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		07/2026		2,031	2,031	(e)(f)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	9.83%	SOFR (Q)	5.50%		07/2030		5,818	5,818	(e)(f)
US Salt Investors, LLC		1st Lien Revolving Loan					07/2026		—	—	(e)(g)
US Salt Investors, LLC		1st Lien Term Loan	9.70%	SOFR (Q)	5.25%		07/2028		5,609	5,609	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Revolving Loan					01/2029		—	—	(e)(g)
Worldwide Produce Acquisition, LLC		1st Lien Term Loan	11.97% (5.25% PIK)	SOFR (S)	7.75%		01/2029		143	136	(e)(f)
Worldwide Produce Acquisition, LLC		1st Lien Delay Draw Term Loan	11.97% (5.25% PIK)	SOFR (S)	7.75%		01/2029		51	48	(e)(f)
ZB Holdco LLC		1st Lien Revolving Loan	10.23%	SOFR (Q)	5.75%		02/2028		494	494	(e)(g)
ZB Holdco LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		02/2028		1,927	1,927	(e)(f)
ZB Holdco LLC		1st Lien Term Loan	10.23%	SOFR (Q)	5.75%		02/2028		354	353	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.75%		02/2028			$1,257	$1,258	(e)(f)
ZB Holdco LLC		1st Lien Delay Draw Term Loan	10.21%	SOFR (Q)	5.75%		02/2028			337	337	(e)(g)
ZB Holdco LLC		1st Lien Delay Draw Term Loan					02/2028			—	—	(e)(g)
											215,933		4.45%
Consumer Durables and Apparel
760203 N.B. LTD.	Canada	1st Lien Revolving Loan	9.57%	SOFR (M)	5.25%		12/2030		CAD	1,650	1,199	(e)(g)
760203 N.B. LTD.	Canada	1st Lien Term Loan	8.25%	CDOR (M)	5.50%		12/2030		CAD	9,539	6,935	(e)(f)
Centric Brands LLC		1st Lien Term Loan	9.76%	SOFR (Q)	5.50%		08/2029			964	964	(e)
DRS Holdings III, Inc.		1st Lien Revolving Loan					11/2028			—	—	(e)(g)
DRS Holdings III, Inc.		1st Lien Term Loan	9.58%	SOFR (Q)	5.25%		11/2028			15,025	15,026	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolving Loan	8.17%	SOFR (M)	3.75%		11/2029			447	447	(e)(g)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	9.20%	SOFR (Q)	4.75%		11/2030			7,614	7,614	(e)(f)
ST Athena Global LLC		1st Lien Revolving Loan	9.54%	SOFR (Q)	5.25%		06/2029			238	233	(e)(g)
ST Athena Global LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.25%		06/2030			4,154	4,071	(e)(f)
ST Athena Global LLC		1st Lien Term Loan	9.47%	SONIA (M)	5.25%		06/2030			£1,875	2,522	(e)(f)
ST Athena Global LLC		1st Lien Delay Draw Term Loan					06/2030			—	—	(e)(g)
Varsity Brands, Inc.		1st Lien Term Loan	7.83%	SOFR (Q)	3.50%		08/2031			5,925	5,919
											44,930		0.93%
Consumer Services
Apex Service Partners, LLC		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Apex Service Partners, LLC		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		10/2030			23,981	23,981	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Apex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.32%	SOFR (Q)	5.00%		10/2030			$11,882	$11,882	(e)(f)
ASP Dream Acquisition Co LLC		1st Lien Term Loan	8.68%	SOFR (M)	4.25%		12/2028			5,949	5,741	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	11.02%	SONIA (S)	6.50%		08/2028			£3,234	4,440	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.01%	SONIA (S)	6.50%		08/2028			£1,406	1,930	(e)
Aspris Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.58%	SONIA (Q)	7.00%		02/2030			£571	784	(e)(g)
Astra Service Partners, LLC		1st Lien Revolving Loan	9.59%	SOFR (Q)	5.00%		03/2027			1	1	(e)(g)
Astra Service Partners, LLC		1st Lien Term Loan	9.58%	SOFR (Q)	5.00%		03/2027			490	490	(e)(f)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	9.58%	SOFR (Q)	5.00%		03/2027			927	927	(e)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan	10.32%	SOFR (Q)	6.00%		03/2027			51	51	(e)(g)
Astra Service Partners, LLC		1st Lien Delay Draw Term Loan					03/2027			—	—	(e)(g)
Bumble Bidco Limited	United Kingdom	1st Lien Term Loan	11.00%	SONIA (Q)	6.75%		10/2030			£3,542	4,861	(e)
Bumble Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					10/2030			£—	—	(e)(g)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	12.11%	NIBOR (Q)	7.75%		05/2026		DKK	804	118	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	12.11%	NIBOR (Q)	7.75%		05/2026		DKK	3,813	560	(e)(f)
CC Fly Holding II A/S	Denmark	1st Lien Delay Draw Term Loan	9.70%	CIBOR (Q)	7.75%		05/2026		DKK	6,065	890	(e)(f)
Clarion Home Services Group, LLC		1st Lien Revolving Loan	10.38%	SOFR (Q)	6.00%		12/2027			260	247	(e)(g)
Clarion Home Services Group, LLC		1st Lien Term Loan	12.38% (7.00% PIK)	SOFR (Q)	8.00%		12/2027			2,528	2,427	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.38% (7.00% PIK)	SOFR (Q)	8.00%		12/2027			1,435	1,378	(e)
Clarion Home Services Group, LLC		1st Lien Delay Draw Term Loan	12.66% (7.25% PIK)	SOFR (Q)	8.25%		12/2027			262	251	(e)(g)
ClubCorp Holdings, Inc.		1st Lien Term Loan	9.56%	SOFR (Q)	5.00%		09/2026			9,154	9,150	(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
CMG HoldCo, LLC		1st Lien Revolving Loan	8.96%	SOFR (S)	4.75%		05/2028		$431	$431	(e)(g)
CMG HoldCo, LLC		1st Lien Term Loan	8.88%	SOFR (S)	4.75%		05/2028		704	704	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.88%	SOFR (S)	4.75%		05/2028		1,459	1,459	(e)(f)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan	8.94%	SOFR (S)	4.75%		05/2028		1,910	1,910	(e)(g)
CMG HoldCo, LLC		1st Lien Delay Draw Term Loan					05/2028		—	—	(e)(g)
CST Holding Company		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
CST Holding Company		1st Lien Term Loan	9.43%	SOFR (S)	5.00%		11/2028		1,065	1,065	(e)(f)
Davidson Hotel Company LLC		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
Davidson Hotel Company LLC		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		10/2031		3,306	3,306	(e)(f)
Davidson Hotel Company LLC		1st Lien Delay Draw Term Loan	9.33%	SOFR (M)	5.00%		10/2031		43	43	(e)(g)
ECG Bidco S.A.S.	France	1st Lien Term Loan	8.98%	EURIBOR (Q)	7.00%		10/2028		€6,010	7,079	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Term Loan	10.24%	SONIA (Q)	5.75%		05/2029		£9,567	13,132	(e)(f)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	8.73%	EURIBOR (Q)	6.75%		05/2029		€1,227	1,445	(e)(f)(g)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan					05/2029		€—	—	(e)(f)(g)
ECG Bidco S.A.S.	France	1st Lien Delay Draw Term Loan	7.73%	EURIBOR (Q)	5.75%		05/2029		€17,736	20,892	(e)
Equinox Holdings, Inc.		1st Lien Term Loan	12.55% (4.13% PIK)	SOFR (Q)	8.25%		03/2029		43,990	43,990	(e)(f)
Equinox Holdings, Inc.		2nd Lien Term Loan	16.00% PIK				06/2027		4,111	4,111	(e)
Essential Services Holding Corporation		1st Lien Revolving Loan	9.33%	SOFR (Q)	5.00%		06/2030		313	307	(e)(g)
Essential Services Holding Corporation		1st Lien Term Loan	9.28%	SOFR (Q)	5.00%		06/2031		21,311	20,885	(e)(f)
Essential Services Holding Corporation		1st Lien Delay Draw Term Loan					06/2031		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Term Loan	10.00%	BBSY (Q)	6.25%		11/2029		AUD	1,834	$1,208	(e)
Eternal Aus Bidco Pty Ltd	Australia	1st Lien Delay Draw Term Loan	10.00%	BBSY (Q)	6.25%		11/2029		AUD	76	50	(e)(g)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delay Draw Term Loan	10.20% PIK	EURIBOR (Q)	8.25%		07/2029			€300	354	(e)(g)
Excel Fitness Holdings, Inc.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		04/2029			752	752	(e)(f)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		04/2029			379	379	(e)(f)
Excel Fitness Holdings, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		04/2029			30	30	(e)(g)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/2029			£28	38	(e)
Family First Bidco Limited	United Kingdom	1st Lien Term Loan	12.50%				12/2029			£2	3	(e)
Fertitta Entertainment, LLC		1st Lien Term Loan	7.83%	SOFR (M)	3.50%		01/2029			5,753	5,743	(f)
Fitness Ventures Holdings, Inc.		1st Lien Revolving Loan	8.33%	SOFR (M)	4.00%		08/2030			128	128	(e)(g)
Fitness Ventures Holdings, Inc.		1st Lien Term Loan	9.83%	SOFR (M)	5.50%		08/2031			2,010	2,010	(e)(f)
Fitness Ventures Holdings, Inc.		1st Lien Delay Draw Term Loan	9.83%	SOFR (M)	5.50%		08/2031			323	323	(e)(g)
Flint Opco, LLC		1st Lien Revolving Loan					08/2029			—	—	(e)(g)
Flint Opco, LLC		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		08/2030			1,016	1,015	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	9.03%	SOFR (Q)	4.75%		08/2030			429	429	(e)(f)
Flint Opco, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		08/2030			435	435	(e)(g)
Flint Opco, LLC		1st Lien Delay Draw Term Loan					08/2030			—	—	(e)(g)
GS SEER Group Borrower LLC		1st Lien Revolving Loan					04/2029			—	—	(e)(g)
GS SEER Group Borrower LLC		1st Lien Term Loan	11.05%	SOFR (Q)	6.75%		04/2030			319	319	(e)
GS SEER Group Borrower LLC		1st Lien Delay Draw Term Loan	11.05%	SOFR (Q)	6.75%		04/2030			112	112	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
HGC Holdings, LLC		1st Lien Revolving Loan					06/2029			$—	$—	(e)(g)
HGC Holdings, LLC		1st Lien Term Loan	9.32%	SOFR (Q)	5.00%		06/2029			23,342	23,167	(e)(f)
HGC Holdings, LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		06/2029			671	669	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Revolving Loan	8.32%	SOFR (Q)	4.00%		12/2029			1,158	1,157	(e)(g)
IFH Franchisee Holdings, LLC		1st Lien Term Loan	10.07%	SOFR (Q)	5.75%		12/2029			3,879	3,879	(e)(f)
IFH Franchisee Holdings, LLC		1st Lien Delay Draw Term Loan					12/2029			—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan	12.50%	PRIME (Q)	5.00%		12/2028			114	114	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Revolving Loan					12/2028		CAD	—	—	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		12/2028			3,324	3,324	(e)(f)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	10.30%	SOFR (Q)	6.00%		12/2028			2,195	2,195	(e)(f)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		12/2028			1,727	1,727	(e)(g)
Infinity Home Services HoldCo, Inc.		1st Lien Delay Draw Term Loan					12/2028			—	—	(e)(g)
IRB Holding Corp.		1st Lien Term Loan	6.83%	SOFR (M)	2.50%		12/2027			12,515	12,511	(f)
Leviathan Intermediate Holdco, LLC		1st Lien Revolving Loan	10.31%	SOFR (M)	6.00%		12/2027			6	6	(e)(g)
Leviathan Intermediate Holdco, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		12/2027			1,360	1,360	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	12.19%	SONIA (Q)	7.59%		12/2027			£2,195	3,014	(e)(f)
LGDN Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2027			£—	—	(e)(f)(g)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	6.83%	SOFR (M)	2.50%		03/2031			7,655	7,663	(f)
Mustang Prospects Purchaser, LLC		1st Lien Revolving Loan	9.30%	SOFR (Q)	5.00%		06/2031			17	17	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Mustang Prospects Purchaser, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		06/2031		$1,505	$1,506	(e)(f)
Mustang Prospects Purchaser, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		06/2031		392	392	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Revolving Loan	9.30%	SOFR (Q)	5.00%		05/2028		7	7	(e)(g)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	9.28%	SOFR (Q)	5.00%		05/2028		44	44	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Term Loan	9.26%	SOFR (Q)	5.00%		05/2028		644	644	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	9.28%	SOFR (Q)	5.00%		05/2028		195	196	(e)(f)
North Haven Fairway Buyer, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		05/2028		924	924	(e)(g)
Northwinds Holding, Inc.		1st Lien Revolving Loan					05/2029		—	—	(e)(g)
Northwinds Holding, Inc.		1st Lien Term Loan	9.42%	SOFR (Q)	5.00%		05/2029		4,221	4,221	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.42%	SOFR (Q)	5.00%		05/2029		2,852	2,852	(e)(f)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.46%	SOFR (Q)	5.00%		05/2029		1,872	1,872	(e)
Northwinds Holding, Inc.		1st Lien Delay Draw Term Loan	9.47%	SOFR (Q)	5.00%		05/2029		15	15	(e)(g)
PestCo, LLC		1st Lien Revolving Loan					02/2028		—	—	(e)(g)
PestCo, LLC		1st Lien Term Loan	10.68%	SOFR (Q)	6.25%		02/2028		391	391	(e)(f)
PestCo, LLC		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		02/2028		154	155	(e)(f)
PestCo, LLC		1st Lien Delay Draw Term Loan	10.68%	SOFR (Q)	6.25%		02/2028		99	99	(e)(f)
PestCo, LLC		1st Lien Delay Draw Term Loan					02/2028		—	—	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Revolving Loan	9.04%	SOFR (Q)	4.75%		10/2030		311	307	(e)(g)
Pinnacle MEP Intermediate Holdco LLC		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		10/2030		1,385	1,371	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Pinnacle MEP Intermediate Holdco LLC		1st Lien Delay Draw Term Loan	9.04%	SOFR (Q)	4.75%		10/2030		$487	$482	(e)(g)
Premiere Buyer, LLC		1st Lien Revolving Loan					05/2030		—	—	(e)(g)
Premiere Buyer, LLC		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		05/2031		3,543	3,544	(e)(f)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		05/2031		511	511	(e)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan	9.02%	SOFR (Q)	4.75%		05/2031		150	150	(e)
Premiere Buyer, LLC		1st Lien Delay Draw Term Loan					05/2031		—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		06/2031		2,125	2,125	(e)(f)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		06/2031		166	165	(e)(g)
Quick Quack Car Wash Holdings, LLC		1st Lien Delay Draw Term Loan					06/2031		—	—	(e)(g)
Radiant Intermediate Holding, LLC		1st Lien Term Loan	10.35% (3.00% PIK)	SOFR (S)	6.00%		11/2026		504	453	(e)
Redwood Services, LP		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
Redwood Services, LP		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2032		2,341	2,318	(e)(f)
Redwood Services, LP		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
Rust Investment Sarl	Luxembourg	1st Lien Term Loan					11/2034		€5,607	3,892	(e)(i)
Safe Home Security, Inc.		1st Lien Term Loan	11.69%	SOFR (Q)	7.25%		05/2025		644	644	(e)(f)
Safe Home Security, Inc.		1st Lien Delay Draw Term Loan	11.69%	SOFR (M)	7.25%		05/2025		51	51	(e)(f)
Service Logic Acquisition, Inc.		1st Lien Revolving Loan					10/2025		—	—	(e)(g)
Service Logic Acquisition, Inc.		1st Lien Term Loan	7.28%	SOFR (Q)	3.00%		10/2027		19,835	19,835	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Vertex Service Partners, LLC		1st Lien Revolving Loan	10.30%	SOFR (Q)	6.00%		11/2030			$168	$163	(e)(g)
Vertex Service Partners, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		11/2030			1,031	1,000	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	10.30%	SOFR (Q)	6.00%		11/2030			1,967	1,908	(e)(f)
Vertex Service Partners, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		11/2030			1,181	1,122	(e)(g)
Vulcan UK Bidco Limited	United Kingdom	1st Lien Term Loan	9.64%	SOFR (S)	5.25%		05/2032			700	700	(e)
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	11.00%	SONIA (Q)	6.67%		08/2028			£5,702	7,826	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					08/2028			£—	—	(e)(g)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.86%	SONIA (Q)	6.40%		08/2028			£6,164	8,461	(e)
Witherslack Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.73%	SONIA (Q)	6.40%		08/2028			£704	967	(e)(g)
Wrench Group LLC		1st Lien Term Loan	8.56%	SOFR (Q)	4.00%		10/2028			22,937	22,829	(f)
YE Brands Holdings, LLC		1st Lien Revolving Loan					10/2027			—	—	(e)(g)
YE Brands Holdings, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2027			2,167	2,167	(e)(f)
YE Brands Holdings, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2027			297	297	(e)(g)
											361,605		7.45%
Energy
Enviva Inc.		1st Lien Term Loan	12.80% PIK	SOFR (Q)	8.50%		08/2029			37,956	38,074
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan	9.50%	BKBM (Q)	6.00%		07/2027		NZD	19,293	11,760	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delay Draw Term Loan					07/2027		NZD	—	—	(e)(g)
HighPeak Energy, Inc.		1st Lien Term Loan	11.95%	SOFR (Q)	7.50%		09/2026			14,599	14,599	(e)
Offen, Inc.		1st Lien Term Loan	9.35%	SOFR (M)	5.00%		06/2026			2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delay Draw Term Loan	9.35%	SOFR (M)	5.00%		06/2026			13,565	13,565	(e)(f)
Prairie ECI Acquiror LP		1st Lien Term Loan	8.58%	SOFR (M)	4.25%		08/2029			7,215	7,253	(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.58%	SONIA (Q)	6.25%		04/2027		£2,947	$4,046	(e)(f)
PX HoldCo3 Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.59%	SONIA (Q)	6.25%		04/2027		£221	303	(e)
TransMontaigne Operating Company L.P.		1st Lien Term Loan	7.58%	SOFR (M)	3.25%		11/2028		6,910	6,933	(f)
										99,176		2.04%
Financial Services
Aduro Advisors, LLC		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Aduro Advisors, LLC		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		07/2030		2,491	2,490	(e)(f)
Aduro Advisors, LLC		1st Lien Delay Draw Term Loan					07/2030		—	—	(e)(g)
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delay Draw Term Loan	9.91% (1.55% PIK)	EURIBOR (S)	7.31%		01/2027		€1,030	1,214	(e)(f)
Antenore Bidco SpA	Italy	1st Lien Delay Draw Term Loan					11/2031		€—	—	(e)(g)
AQ Sage Buyer, LLC		1st Lien Revolving Loan	10.43%	SOFR (M)	6.00%		01/2027		22	21	(e)(g)
AQ Sage Buyer, LLC		1st Lien Delay Draw Term Loan	10.47%	SOFR (S)	6.00%		01/2027		252	244	(e)
Arete Bidco Limited	Jersey	1st Lien Term Loan	11.39% (2.00% PIK)	SONIA (Y)	6.93%		05/2031		£2,590	3,555	(e)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	11.39%	SONIA (Q)	6.93%		05/2031		£1,400	1,922	(e)(g)
Arete Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2031		£—	—	(e)(g)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	11.21%	SOFR (Q)	6.75%		09/2027		7,377	7,377	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		12/2028		5,939	5,939	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	4.75%		12/2028		2,336	2,336	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.08%	SOFR (M)	4.75%		12/2028		1,956	1,956	(e)(f)
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Beacon Pointe Harmony, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (M)	4.75%		12/2028		$1,684	$1,684	(e)(g)
BlauwTrust Holding B.V.	Netherlands	1st Lien Term Loan	9.60%	EURIBOR (S)	7.25%		01/2029		€5,045	5,943	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Term Loan	8.16%	EURIBOR (Q)	6.18%		04/2029		€2,777	3,271	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Delay Draw Term Loan	8.16%	EURIBOR (Q)	6.18%		04/2029		€4,730	5,573	(e)
Cezanne Bidco	France	1st Lien Term Loan	8.48%	EURIBOR (Q)	6.50%		10/2031		€5,762	6,787	(e)
Cezanne Bidco	France	1st Lien Delay Draw Term Loan	8.48%	EURIBOR (Q)	6.50%		10/2031		€(1,216)	(1,433	)(e)(g)
Cezanne Bidco		1st Lien Delay Draw Term Loan					10/2031		€2,466	2,905	(e)(g)(h)
Clearstead Advisors, LLC		1st Lien Revolving Loan	8.83%	SOFR (M)	4.50%		02/2028		15	15	(e)(g)
Clearstead Advisors, LLC		1st Lien Term Loan	8.79%	SOFR (S)	4.50%		02/2028		433	431	(e)(f)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		03/2028		20,625	20,625	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolving Loan					03/2027		—	—	(e)(g)
Convera International Holdings Limited	Jersey	1st Lien Term Loan	10.45%	SOFR (Q)	6.00%		03/2028		7,153	7,153	(e)(f)
De Hypothekers Associatie Holding B.V.	Netherlands	1st Lien Term Loan	9.60%	EURIBOR (S)	7.25%		01/2029		€1,069	1,259	(e)(f)
Edelman Financial Engines Center, LLC, The		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		04/2028		12,855	12,861	(f)
Edelman Financial Engines Center, LLC, The		2nd Lien Term Loan	9.58%	SOFR (M)	5.25%		10/2028		17,500	17,522
Endeavor Bidco LLC		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		08/2029		1,067	1,067	(e)(f)
GC Waves Holdings, Inc.		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
GC Waves Holdings, Inc.		1st Lien Term Loan	9.18%	SOFR (M)	4.75%		10/2030		1,868	1,868	(e)(f)
GC Waves Holdings, Inc.		1st Lien Delay Draw Term Loan	9.18%	SOFR (M)	4.75%		10/2030		4,957	4,957	(e)(g)
GTCR Everest Borrower, LLC		1st Lien Revolving Loan					09/2029		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
GTCR F Buyer Corp.		1st Lien Revolving Loan					09/2029		$—	$—	(e)(g)
GTCR F Buyer Corp.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		09/2030		886	885	(e)(f)
GTCR F Buyer Corp.		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		09/2030		407	407	(e)(g)
HighTower Holding, LLC		1st Lien Term Loan	7.26%	SOFR (Q)	3.00%		02/2032		6,678	6,656	(f)
IVC Acquisition Ltd	Canada	1st Lien Term Loan	6.01%	EURIBOR (Q)	4.00%		12/2028		€6,022	7,120
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan					07/2028		£6,864	8,367	(e)(f)(i)
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan					07/2028		£68	94	(e)(i)
Jewel Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/2028		£4,012	4,890	(e)(i)
The Mather Group, LLC		1st Lien Revolving Loan	12.25%	PRIME (Q)	4.75%		03/2028		285	285	(e)(g)
The Mather Group, LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		03/2028		4,850	4,850	(e)(f)
The Mather Group, LLC		1st Lien Term Loan	10.27%	SOFR (Q)	5.75%		03/2028		801	801	(e)(f)
The Mather Group, LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.75%		03/2028		1,951	1,951	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	9.46%	SONIA (S)	5.00%		05/2032		£3,785	5,117	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Term Loan	7.15%	EURIBOR (S)	5.00%		05/2032		€5,395	6,259	(e)(f)
Medlar Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2032		£—	—	(e)(g)
Mercury Borrower, Inc.		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		08/2028		2,992	2,995
Monica Holdco (US), Inc.		1st Lien Revolving Loan					01/2026		—	—	(e)(g)
Monica Holdco (US), Inc.		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		01/2028		7,891	7,891	(e)(f)
Monica Holdco (US), Inc.		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		01/2028		2,846	2,846	(e)(f)
OLIFAN GROUP PARTNERS	France	1st Lien Term Loan	8.29%	EURIBOR (S)	6.25%		03/2032		€1,089	1,283	(e)
OLIFAN GROUP PARTNERS	France	1st Lien Delay Draw Term Loan	8.29%	EURIBOR (Q)	6.25%		03/2032		€146	173	(e)(g)
Pathstone Family Office LLC		1st Lien Revolving Loan					05/2028		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Pathstone Family Office LLC		1st Lien Term Loan	9.43%	SOFR (M)	5.00%		05/2029			$7,618	$7,618	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan	9.43%	SOFR (M)	5.00%		05/2029			255	255	(e)(f)
Pathstone Family Office LLC		1st Lien Delay Draw Term Loan					05/2029			—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Revolving Loan					08/2029			—	—	(e)(g)
PCIA SPV-3, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		08/2029			1,493	1,494	(e)(f)
PCIA SPV-3, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		08/2029			651	651	(e)(g)
PCS Midco, Inc.		1st Lien Revolving Loan	10.05%	SOFR (Q)	5.75%		03/2030			6	6	(e)(g)
PCS Midco, Inc.		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		03/2030			1,015	1,015	(e)(f)
PCS Midco, Inc.		1st Lien Delay Draw Term Loan	10.05%	SOFR (Q)	5.75%		03/2030			168	168	(e)(g)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	11.27%	SONIA (S)	6.75%		04/2029			£4,125	5,662	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Delay Draw Term Loan	11.27%	SONIA (S)	6.75%		04/2029			£822	1,128	(e)
Perigon Wealth Management, LLC		1st Lien Revolving Loan					03/2031			—	—	(e)(g)
Perigon Wealth Management, LLC		1st Lien Term Loan	9.83%	SOFR (M)	5.50%		03/2031			2,006	2,006	(e)(f)
Perigon Wealth Management, LLC		1st Lien Delay Draw Term Loan	9.83%	SOFR (M)	5.50%		03/2031			871	871	(e)(g)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	10.22%	SONIA (S)	6.00%		09/2028			£5,250	7,207	(e)
Plutus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan	10.22%	SONIA (S)	6.00%		09/2028			£1,750	2,402	(e)
ProFund S.a r.l.	Poland	1st Lien Term Loan	8.04%	EURIBOR (S)	6.00%		12/2027			€2,164	2,549	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	8.04%	EURIBOR (S)	6.00%		12/2027			€90	106	(e)
ProFund S.a r.l.	Poland	1st Lien Delay Draw Term Loan	10.95%	WIBOR (S)	6.00%		12/2027		PLN	15,023	4,168	(e)
Project Optimus Bidco Limited	Jersey	1st Lien Term Loan	9.71%	SONIA (Q)	5.50%		05/2031			£309	424	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Project Optimus Bidco Limited	Jersey	1st Lien Delay Draw Term Loan					05/2031			£—	$—	(e)(g)
RFS Opco LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		04/2031			6,184	6,184	(e)(f)
RFS Opco LLC		1st Lien Delay Draw Term Loan	9.04%	SOFR (Q)	4.75%		04/2031			1,300	1,300	(e)
RFS Opco LLC		1st Lien Delay Draw Term Loan					04/2031			—	—	(e)(g)
RWA Wealth Partners, LLC		1st Lien Revolving Loan	9.06%	SOFR (Q)	4.75%		11/2030			117	117	(e)(g)
RWA Wealth Partners, LLC		1st Lien Term Loan	9.07%	SOFR (Q)	4.75%		11/2030			3,121	3,121	(e)(f)
RWA Wealth Partners, LLC		1st Lien Delay Draw Term Loan	9.07%	SOFR (Q)	4.75%		11/2030			157	157	(e)(g)
Sabseg Group, S.L.	Spain	1st Lien Delay Draw Term Loan	8.16%	EURIBOR (Q)	6.18%		04/2029			€3,737	4,402	(e)(g)
Skyliner S.a r.l.	Luxembourg	1st Lien Delay Draw Term Loan					06/2031			€—	—	(e)(g)(h)
Stepstone Group MidCo 2 GmbH, The		1st Lien Term Loan					12/2031			€6,000	6,906	(h)
Steward Partners Global Advisory, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Steward Partners Global Advisory, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2028			383	383	(e)(f)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2028			582	582	(e)
Steward Partners Global Advisory, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2028			3	3	(e)(g)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	5.85%	EURIBOR (S)	3.25%		04/2030			€7,125	8,354
Toscafund Limited	United Kingdom	1st Lien Delay Draw Term Loan	12.52%	SONIA (S)	8.00%		04/2026			£700	961	(e)(f)
TPG IX Cardiff Debt HoldCo I, LLC		1st Lien Term Loan	10.28%	SOFR (Q)	6.00%		01/2033			4,579	4,579	(e)
Trustly AB	Sweden	1st Lien Term Loan	8.91%	STIBOR (Q)	6.75%		06/2025		SEK	5,500	581	(e)
Trustly AB	Sweden	1st Lien Delay Draw Term Loan	9.10%	STIBOR (Q)	6.75%		06/2025		SEK	2,700	286	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
The Ultimus Group Midco, LLC		1st Lien Revolving Loan					03/2030			$—	$—	(e)(g)
The Ultimus Group Midco, LLC		1st Lien Term Loan	9.68%	SOFR (M)	5.25%		03/2031			2,972	2,942	(e)(f)
The Ultimus Group Midco, LLC		1st Lien Delay Draw Term Loan					03/2031			—	—	(e)(g)
Waverly Advisors, LLC		1st Lien Revolving Loan	10.20%	SOFR (Q)	5.75%		03/2028			189	189	(e)(g)
Waverly Advisors, LLC		1st Lien Term Loan	10.20%	SOFR (Q)	5.75%		03/2028			2,000	2,000	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	10.20%	SOFR (Q)	5.75%		03/2028			1,462	1,462	(e)(f)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.95%	SOFR (Q)	5.50%		03/2028			3,202	3,202	(e)
Waverly Advisors, LLC		1st Lien Delay Draw Term Loan	9.45%	SOFR (Q)	5.00%		03/2028			911	911	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Term Loan	9.28%	SOFR (Q)	5.00%		10/2028			3,512	3,512	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.30%	SOFR (Q)	5.00%		10/2028			687	687	(e)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.31%	SOFR (Q)	5.00%		10/2028			641	641	(e)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.28%	SOFR (Q)	5.00%		10/2028			2,341	2,341	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.32%	SOFR (M)	5.00%		10/2028			2,410	2,410	(e)(f)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.29%	SOFR (M)	5.00%		10/2028			8,089	8,089	(e)(f)(g)
Wealth Enhancement Group, LLC		1st Lien Delay Draw Term Loan	9.29%	SOFR (Q)	5.00%		10/2028			2,480	2,480	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Revolving Loan					08/2030		CAD	—	—	(e)(g)
Wellington-Altus Financial Inc.	Canada	1st Lien Term Loan	7.99%	CORRA (Q)	5.00%		08/2030		CAD	1,137	835	(e)(f)
Wellington-Altus Financial Inc.	Canada	1st Lien Delay Draw Term Loan					08/2030		CAD	—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Wilbur-Ellis Holdings II LLC		1st Lien Revolving Loan	8.30%	SOFR (Q)	4.00%		06/2030		$471	$464	(e)(g)
Zelis Cost Management Buyer, Inc.		1st Lien Term Loan	7.08%	SOFR (M)	2.75%		09/2029		1,955	1,940	(f)
										292,163		6.02%
Food, Beverage and Tobacco
Badia Spices, LLC		1st Lien Revolving Loan					11/2030		—	—	(e)(g)
Badia Spices, LLC		1st Lien Term Loan	8.63%	SOFR (S)	4.50%		11/2030		8,830	8,675	(e)(f)
Berner Food & Beverage, LLC		1st Lien Revolving Loan	13.00%	PRIME (Q)	5.50%		07/2026		73	73	(e)(g)
Berner Food & Beverage, LLC		1st Lien Term Loan	10.93%	SOFR (Q)	6.50%		07/2027		2,757	2,757	(e)(f)
Chobani, LLC		1st Lien Term Loan	6.83%	SOFR (M)	2.50%		10/2027		8,929	8,950	(f)
Demakes Borrower, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		12/2029		944	944	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	9.56%	SOFR (Q)	5.00%		10/2028		36	24	(e)
Florida Food Products, LLC		2nd Lien Term Loan					10/2029		7,299	4,817	(e)(i)
Gotham Greens Holdings, PBC		1st Lien Term Loan	13.59% (2.00% PIK)	SOFR (S)	9.13%		12/2026		6,492	6,297	(e)
Gotham Greens Holdings, PBC		1st Lien Delay Draw Term Loan	13.59% (2.00% PIK)	SOFR (S)	9.13%		12/2026		8,322	8,073	(e)
KNPC Holdco, LLC		1st Lien Term Loan	10.11%	SOFR (S)	5.75%		10/2029		9,345	9,345	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	11.36%	SOFR (S)	7.00%		10/2029		483	483	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	10.61%	SOFR (S)	6.25%		10/2029		470	470	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	9.57%	SOFR (Q)	5.00%		10/2027		4,874	4,544
RB Holdings Interco, LLC		1st Lien Revolving Loan	9.42%	SOFR (Q)	5.00%		05/2028		198	194	(e)(g)
RB Holdings Interco, LLC		1st Lien Term Loan	9.41%	SOFR (Q)	5.00%		05/2028		3,666	3,592	(e)(f)
Spindrift Beverage Co., Inc.		1st Lien Revolving Loan	9.53%	SOFR (Q)	5.25%		02/2032		25	25	(e)(g)
Spindrift Beverage Co., Inc.		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		02/2032		1,737	1,728	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Spindrift Beverage Co., Inc.		1st Lien Delay Draw Term Loan					02/2032		$—	$—	(e)(g)
Sugar PPC Buyer LLC		1st Lien Term Loan	9.51%	SOFR (S)	5.25%		10/2030		2,122	2,122	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	9.51%	SOFR (S)	5.25%		10/2030		589	589	(e)(f)
Sugar PPC Buyer LLC		1st Lien Delay Draw Term Loan	9.57%	SOFR (M)	5.25%		10/2030		352	352	(e)(g)
Supplying Demand, Inc.		1st Lien Revolving Loan	8.32%	SOFR (Q)	4.00%		11/2027		1,216	1,216	(e)(g)
Watermill Express, LLC		1st Lien Revolving Loan	8.82%	SOFR (Q)	4.50%		04/2031		58	58	(e)(g)
Watermill Express, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		04/2031		2,779	2,779	(e)(f)
Watermill Express, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		04/2031		567	567	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		04/2031		213	213	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		04/2031		208	209	(e)(f)
Watermill Express, LLC		1st Lien Delay Draw Term Loan	8.87%	SOFR (Q)	4.50%		04/2031		469	469	(e)
Watermill Express, LLC		1st Lien Delay Draw Term Loan					04/2031		—	—	(e)(g)
										69,565		1.43%
Health Care Equipment and Services
Aerin Medical Inc.		1st Lien Term Loan	11.55% (3.88% PIK)	SOFR (Q)	7.25%		12/2030		2,310	2,310	(e)
Aerin Medical Inc.		1st Lien Delay Draw Term Loan					12/2030		—	—	(e)(g)
Agiliti Health, Inc.		1st Lien Term Loan	7.24%	SOFR (Q)	3.00%		05/2030		9,389	9,072
Amethyst Radiotherapy Group B.V.	Netherlands	1st Lien Term Loan	7.42%	EURIBOR (Q)	5.25%		04/2031		€2,000	2,356	(e)
Artivion, Inc.		1st Lien Revolving Loan	8.30%	SOFR (Q)	4.00%		01/2030		168	167	(e)(g)
Artivion, Inc.		1st Lien Term Loan	10.55%	SOFR (Q)	6.25%		01/2030		2,278	2,278	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Artivion, Inc.		1st Lien Delay Draw Term Loan					01/2030			$—	$—	(e)(g)
athenahealth Group Inc.		1st Lien Revolving Loan					02/2027			—	—	(e)(g)
athenahealth Group Inc.		1st Lien Term Loan	7.08%	SOFR (M)	2.75%		02/2029			14,334	14,312
Avalign Technologies, Inc.		1st Lien Revolving Loan	10.83%	SOFR (M)	6.50%		12/2028			75	67	(e)(g)
Avalign Technologies, Inc.		1st Lien Term Loan	11.58% (3.63% PIK)	SOFR (Q)	7.25%		12/2028			1,709	1,538	(e)(f)
AX VI INV3 Holding AB	Sweden	1st Lien Term Loan	8.37% (1.67% PIK)	EURIBOR (Q)	6.25%		08/2031		SEK	33,882	3,581	(e)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan	8.37% (1.67% PIK)	EURIBOR (Q)	6.25%		08/2031		SEK	12,696	1,342	(e)(g)
AX VI INV3 Holding AB	Sweden	1st Lien Delay Draw Term Loan					08/2031			€—	—	(e)(g)(h)
Bausch + Lomb Corporation	Canada	1st Lien Term Loan	8.57%	SOFR (M)	4.25%		05/2027			11,937	11,911	(f)
Bracket Intermediate Holding Corp.		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		05/2028			14,188	14,221	(f)
BrightStar Group Holdings, Inc.		1st Lien Revolving Loan	9.30%	SOFR (Q)	5.00%		03/2032			25	25	(e)(g)
BrightStar Group Holdings, Inc.		1st Lien Term Loan	9.25%	SOFR (S)	5.00%		03/2032			3,836	3,817	(e)(f)
BVI Medical, Inc.		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
BVI Medical, Inc.		1st Lien Term Loan	10.58% (5.00% PIK)	SOFR (M)	6.25%		03/2032			19,637	19,342	(e)
BVI Medical, Inc.		1st Lien Delay Draw Term Loan					03/2032			—	—	(e)(g)
CHPPR Midco Inc.		1st Lien Term Loan	13.05%	SOFR (Q)	8.75%		12/2029			4,010	4,045
CNT Holdings I Corp		1st Lien Term Loan	6.78%	SOFR (Q)	2.50%		11/2032			6,137	6,150	(f)
Color Intermediate, LLC		1st Lien Term Loan	9.15%	SOFR (Q)	4.75%		10/2029			1,822	1,822	(e)(f)
Colosseum Dental Finance BV	Netherlands	1st Lien Term Loan	5.76%	EURIBOR (Q)	3.75%		03/2032			€5,995	7,054
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	10.95% (2.50% PIK)	SOFR (M)	6.50%		07/2025			1	1	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Comprehensive EyeCare Partners, LLC		1st Lien Revolving Loan	13.00% (2.50% PIK)	PRIME (Q)	5.50%		07/2025		$—	$—	(e)(g)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	11.02% (2.50% PIK)	SOFR (M)	6.50%		07/2025		1,001	951	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	11.02% (2.50% PIK)	SOFR (M)	6.50%		07/2025		671	638	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delay Draw Term Loan	11.02% (2.50% PIK)	SOFR (Q)	6.50%		07/2025		36	35	(e)
Convey Health Solutions, Inc.		1st Lien Term Loan	9.65% (4.25% PIK)	SOFR (Q)	5.25%		07/2029		1,868	1,513	(e)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	7.60%	EURIBOR (S)	5.50%		11/2031		€1,959	2,307	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Term Loan	9.77%	SOFR (S)	5.50%		11/2031		721	721	(e)(f)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Delay Draw Term Loan	7.60%	EURIBOR (S)	5.50%		11/2031		728	728	(e)(g)
Cradle Lux Bidco S.a r.l	Luxembourg	1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
Crown CT Parent Inc.		1st Lien Revolving Loan	9.94%	SOFR (Q)	5.50%		03/2028		572	572	(e)(g)
Crown CT Parent Inc.		1st Lien Term Loan	9.95%	SOFR (Q)	5.50%		03/2029		8,048	8,048	(e)(f)
CVP Holdco, Inc.		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
CVP Holdco, Inc.		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		06/2031		19,710	19,710	(e)(f)
CVP Holdco, Inc.		1st Lien Delay Draw Term Loan	9.07%	SOFR (M)	4.75%		06/2031		1,073	1,073	(e)(g)
Electron Bidco Inc.		1st Lien Term Loan	7.08%	SOFR (M)	2.75%		11/2028		13,864	13,895	(f)
Empower Payments Investor, LLC		1st Lien Revolving Loan					03/2030		—	—	(e)(g)
Empower Payments Investor, LLC		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		03/2031		472	472	(e)(f)
Empower Payments Investor, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		03/2031		117	117	(e)(f)
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan	8.83%	SOFR (Q)	4.50%		03/2031		68	68	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Empower Payments Investor, LLC		1st Lien Delay Draw Term Loan					03/2031		$—	$—	(e)(g)
Envisage Dental UK Limited	United Kingdom	1st Lien Term Loan	11.75% (2.50% PIK)	SONIA (Q)	7.50%		04/2031		£2,547	3,497	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.25% (2.50% PIK)	SONIA (Q)	7.00%		04/2031		£1,827	2,507	(e)
Envisage Dental UK Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		£—	—	(e)(g)(h)
Evolent Health LLC		1st Lien Revolving Loan	8.45%	SOFR (Q)	4.00%		12/2029		2	2	(e)(g)
Evolent Health LLC		1st Lien Delay Draw Term Loan	9.68%	SOFR (Q)	5.25%		12/2029		8,373	8,373	(e)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	10.77%	SONIA (S)	6.25%		09/2026		£451	595	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	10.02%	SONIA (S)	5.50%		09/2026		£361	475	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	8.40%	SOFR (Q)	4.00%		10/2027		15,983	15,372	(f)
Global Medical Response, Inc.		1st Lien Term Loan	9.83% (0.75% PIK)	SOFR (Q)	5.50%		10/2028		35,467	35,487
Hanger, Inc.		1st Lien Term Loan	7.83%	SOFR (M)	3.50%		10/2031		530	531
Hanger, Inc.		1st Lien Delay Draw Term Loan	7.83%	SOFR (M)	3.50%		10/2031		10	10	(g)
Himalaya TopCo LLC		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
Himalaya TopCo LLC		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		06/2032		53,161	52,629	(e)(f)
Himalaya TopCo LLC		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Revolving Loan	9.81%	SOFR (Q)	5.50%		05/2030		126	126	(e)(g)
HuFriedy Group Acquisition LLC		1st Lien Term Loan	9.83%	SOFR (Q)	5.50%		05/2031		19,148	19,148	(e)(f)
HuFriedy Group Acquisition LLC		1st Lien Delay Draw Term Loan	9.83%	SOFR (Q)	5.50%		05/2031		3,705	3,705	(e)(g)
LifeScan Global Corporation		1st Lien Term Loan					12/2026		1,913	1,243	(i)
LifeScan Global Corporation		2nd Lien Term Loan					03/2027		5,692	—	(e)(i)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
LivTech Purchaser, Inc.		1st Lien Revolving Loan					11/2031		$—	$—	(e)(g)
LivTech Purchaser, Inc.		1st Lien Term Loan	8.81%	SOFR (Q)	4.50%		11/2031		1,290	1,290	(e)(f)
LivTech Purchaser, Inc.		1st Lien Delay Draw Term Loan	8.81%	SOFR (Q)	4.50%		11/2031		1,185	1,185	(e)(g)
MAK-System Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.31% PIK	SOFR (S)	7.00%		02/2027		27,131	25,232	(e)(f)
Mamba Purchaser, Inc.		1st Lien Term Loan	7.08%	SOFR (M)	2.75%		10/2028		13,752	13,739	(f)
Medline Borrower, LP		1st Lien Term Loan	6.58%	SOFR (M)	2.25%		10/2028		12,144	12,150	(f)
Medmark Services Inc		1st Lien Term Loan	9.56%	SOFR (Q)	5.00%		06/2027		1,754	1,526	(e)(f)
Medmark Services Inc		1st Lien Delay Draw Term Loan	9.56%	SOFR (Q)	5.00%		06/2027		1,501	1,306	(e)(f)
Medmark Services Inc		2nd Lien Term Loan					06/2028		9,139	5,209	(e)(i)
Medmark Services Inc		2nd Lien Delay Draw Term Loan					06/2028		4,897	2,791	(e)(i)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	6.98%	EURIBOR (Q)	5.00%		05/2031		€5,778	6,806	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	7.13%	EURIBOR (Q)	5.00%		05/2031		€2,222	2,618	(e)
Network Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan					05/2031		€—	—	(e)(g)(h)
Next Holdco, LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Next Holdco, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		11/2030		984	984	(e)(f)
Next Holdco, LLC		1st Lien Delay Draw Term Loan					11/2030		—	—	(e)(g)
NextCare, Inc.		2nd Lien Term Loan	11.95% PIK	SOFR (Q)	7.50%		12/2025		7,890	7,890	(e)
Nomi Health, Inc.		1st Lien Term Loan	12.55%	SOFR (Q)	8.25%		07/2028		3,989	3,590	(e)
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan	13.95% PIK	SOFR (Q)	9.50%		02/2027		235	235	(e)(g)
Olympia Acquisition, Inc.		1st Lien Term Loan					02/2027		177	64	(e)(i)
Olympia Acquisition, Inc.		1st Lien Term Loan					02/2027		4,106	1,478	(e)(i)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Olympia Acquisition, Inc.		1st Lien Delay Draw Term Loan					02/2027		$658	$237	(e)(i)
Pluto Acquisition I, Inc.		1st Lien Term Loan	8.30%	SOFR (Q)	4.00%		09/2028		21,094	18,352	(f)
PointClickCare Technologies Inc.	Canada	1st Lien Term Loan	7.42%	SOFR (Q)	3.25%		11/2031		2,488	2,495
Premise Health Holding Corp.		1st Lien Revolving Loan	9.57%	SOFR (M)	5.25%		03/2030		26	26	(e)(g)
Premise Health Holding Corp.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		03/2031		2,648	2,648	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.48%	EURIBOR (Q)	7.50%		06/2027		€2,200	2,592	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	9.73%	EURIBOR (Q)	7.75%		06/2027		€953	1,123	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.48%	EURIBOR (Q)	7.50%		06/2027		€1,654	1,949	(e)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.73%	EURIBOR (Q)	7.75%		06/2027		€3,183	3,749	(e)(g)
Project Ruby Ultimate Parent Corp.		1st Lien Term Loan	7.44%	SOFR (M)	3.00%		03/2028		7,067	7,073
Radnet Management, Inc.		1st Lien Term Loan	6.58%	SOFR (Q)	2.25%		04/2031		8,926	8,931	(f)
Raven Acquisition Holdings, LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Raven Acquisition Holdings, LLC		1st Lien Term Loan	7.58%	SOFR (M)	3.25%		11/2031		8,988	8,977
Raven Acquisition Holdings, LLC		1st Lien Delay Draw Term Loan					11/2031		—	—	(g)
Resonetics, LLC		1st Lien Term Loan	7.57%	SOFR (Q)	3.25%		06/2031		4,944	4,943	(f)
Revival Animal Health, LLC		1st Lien Revolving Loan	10.30%	SOFR (Q)	6.00%		01/2028		77	76	(e)(g)
Revival Animal Health, LLC		1st Lien Term Loan	10.30%	SOFR (Q)	6.00%		01/2028		3,193	3,161	(e)(f)
Revival Animal Health, LLC		1st Lien Term Loan	10.29%	SOFR (Q)	6.00%		01/2028		354	350	(e)(f)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan	10.30%	SOFR (Q)	6.00%		01/2028		1,471	1,457	(e)
Revival Animal Health, LLC		1st Lien Delay Draw Term Loan					01/2028		—	—	(e)(g)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	11.10%	SONIA (Q)	6.75%		12/2028		£2,942	4,039	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.10%	SONIA (Q)	6.75%		12/2028			£1,698	$2,331	(e)
Rubicone Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	13.09% PIK	SONIA (Q)	8.25%		12/2028			£195	267	(e)(g)
Spruce Bidco II Inc.		1st Lien Revolving Loan					01/2032			—	—	(e)(g)
Spruce Bidco II Inc.		1st Lien Term Loan	9.13%	SOFR (S)	5.00%		01/2032			46,224	45,531	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	7.68%	CDOR (S)	5.00%		01/2032		CAD	9,365	6,774	(e)(f)
Spruce Bidco II Inc.		1st Lien Term Loan	5.73%	TONA (S)	5.25%		01/2032			¥1,001,315	6,849	(e)
Symplr Software Inc.		1st Lien Revolving Loan	8.04%	SOFR (Q)	3.75%		12/2027			—	—	(e)(g)
Symplr Software Inc.		1st Lien Term Loan	8.88%	SOFR (Q)	4.50%		12/2027			3,416	3,107	(f)
Symplr Software Inc.		1st Lien Term Loan	9.63%	SOFR (Q)	5.25%		12/2027			1,828	1,700	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	12.25%	SOFR (Q)	7.88%		12/2028			12,343	11,479	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	14.38% (4.00% PIK)	SOFR (Q)	10.00%		12/2028			5,734	5,620	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	8.98%	EURIBOR (Q)	7.00%		02/2028			€643	758	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.00%	EURIBOR (Q)	7.00%		02/2028			€2,474	2,914	(e)(g)
Therapy Brands Holdings LLC		2nd Lien Term Loan	11.19%	SOFR (M)	6.75%		05/2029			4,334	3,684	(e)(f)
U.S. Urology Partners, LLC		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
U.S. Urology Partners, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		04/2032			1,505	1,486	(e)(f)
U.S. Urology Partners, LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Revolving Loan	10.07%	SOFR (Q)	5.75%		03/2029			34	33	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Term Loan	10.05%	SOFR (Q)	5.75%		03/2029			3,098	3,098	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan	10.05%	SOFR (Q)	5.75%		03/2029			63	63	(e)(g)
United Digestive MSO Parent, LLC		1st Lien Delay Draw Term Loan					03/2029			—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Veonet Lense GmbH	Germany	1st Lien Term Loan	5.88%	EURIBOR (S)	3.50%		03/2029		€6,111	$7,066
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	8.33%	SOFR (M)	4.00%		10/2031		8,581	8,497	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	10.18%	SOFR (M)	5.75%		12/2027		1,526	1,526	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.18%	SOFR (M)	5.75%		12/2027		459	459	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.07%	SOFR (M)	5.75%		12/2027		2,564	2,564	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	10.17%	SOFR (M)	5.75%		12/2027		335	335	(e)
VPP Intermediate Holdings, LLC		1st Lien Delay Draw Term Loan	9.67%	SOFR (M)	5.25%		12/2027		253	253	(e)(g)
Waystar Technologies, Inc.		1st Lien Term Loan	6.58%	SOFR (M)	2.25%		10/2029		4,216	4,224	(f)
WSHP FC Acquisition LLC		1st Lien Revolving Loan	12.41%	SOFR (Q)	8.00%		03/2028		2,757	2,343	(e)(g)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.95% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		17,970	15,274	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.95% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		873	742	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	12.43% (4.50% PIK)	SOFR (Q)	8.00%		03/2028		550	468	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	11.95% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		564	479	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	11.95% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		6,814	5,792	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delay Draw Term Loan	11.94% (4.00% PIK)	SOFR (Q)	7.50%		03/2028		356	303	(e)
										606,249		12.49%
Household and Personal Products
Beacon Wellness Brands, Inc.		1st Lien Revolving Loan					12/2027		—	—	(e)(g)
Beacon Wellness Brands, Inc.		1st Lien Term Loan	10.18%	SOFR (M)	5.75%		12/2027		1,635	1,537	(e)(f)
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Foundation Consumer Brands, LLC		1st Lien Revolving Loan					02/2029			$—	$—	(e)(g)
Foundation Consumer Brands, LLC		1st Lien Term Loan	9.36%	SOFR (Q)	5.00%		02/2029			14,463	14,463	(e)(f)
pH Beauty Holdings III, Inc.		1st Lien Term Loan	9.27%	SOFR (S)	5.00%		09/2027			3,626	3,608	(e)(f)
Premier Specialties, Inc.		1st Lien Revolving Loan	11.34%	SOFR (M)	7.00%		08/2027			281	259	(e)(g)
Premier Specialties, Inc.		1st Lien Term Loan	11.43%	SOFR (M)	7.00%		08/2027			3,106	2,857	(e)(f)
Silk Holdings III Corp.		1st Lien Revolving Loan	8.33%	SOFR (Q)	4.00%		05/2029			9,322	9,321	(e)(g)
Silk Holdings III Corp.		1st Lien Term Loan	9.83%	SOFR (Q)	5.50%		05/2029			4,751	4,751	(e)(f)
TCI Buyer LLC		1st Lien Revolving Loan					11/2030			—	—	(e)(g)
TCI Buyer LLC		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		11/2030			12,351	12,351	(e)(f)
TCI Buyer LLC		1st Lien Delay Draw Term Loan					11/2030			—	—	(e)(g)
WU Holdco, Inc.		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
WU Holdco, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		04/2032			1,467	1,460	(e)(f)
WU Holdco, Inc.		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
											50,607		1.04%
Insurance
15484880 Canada Inc.	Canada	1st Lien Revolving Loan	8.38%	CORRA (Q)	5.50%		04/2031		CAD	41	30	(e)(g)
15484880 Canada Inc.	Canada	1st Lien Term Loan	8.55%	CORRA (M)	5.50%		04/2031		CAD	4,343	3,142	(e)(f)
15484880 Canada Inc.	Canada	1st Lien Delay Draw Term Loan					04/2031		CAD	—	—	(e)(g)
Accession Risk Management Group, Inc.		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
Accession Risk Management Group, Inc.		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		11/2029			3,809	3,809	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Accession Risk Management Group, Inc.		1st Lien Term Loan	9.04%	SOFR (Q)	4.75%		11/2029		$44	$44	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	9.06%	SOFR (Q)	4.75%		11/2029		977	976	(e)(f)
Accession Risk Management Group, Inc.		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		11/2029		303	303	(e)(g)
Acrisure, LLC		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		11/2030		9,679	9,644	(f)
Acrisure, LLC		1st Lien Term Loan					06/2032		9,540	9,528	(h)
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	8.48%	EURIBOR (M)	6.50%		09/2029		€1,953	2,301	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		07/2030		529	529	(e)(g)
AQ Sunshine, Inc.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2031		14,677	14,677	(e)(f)
AQ Sunshine, Inc.		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		07/2031		2,287	2,287	(e)(g)
Ardonagh Midco 3 Limited	Australia	1st Lien Term Loan	7.03%	SOFR (M)	2.75%		02/2031		34,913	34,607
AssuredPartners, Inc.		1st Lien Term Loan	7.83%	SOFR (M)	3.50%		02/2031		28,259	28,324	(f)
Bellwether Buyer, L.L.C.		1st Lien Revolving Loan					04/2032		—	—	(e)(g)
Bellwether Buyer, L.L.C.		1st Lien Term Loan	8.81%	SOFR (M)	4.50%		04/2032		2,097	2,087	(e)(f)
Bellwether Buyer, L.L.C.		1st Lien Delay Draw Term Loan					04/2032		—	—	(e)(g)
Broadstreet Partners, Inc.		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		06/2031		9,807	9,817	(f)
Captive Resources Midco, LLC		1st Lien Revolving Loan					07/2028		—	—	(e)(g)
Captive Resources Midco, LLC		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		07/2029		2,373	2,373	(e)(f)
CFCo, LLC		1st Lien Term Loan					09/2038		3,231	—	(e)(i)
Daylight Beta Parent LLC		1st Lien Term Loan					09/2033		2,161	192	(e)(i)
Diamond Mezzanine 24 LLC		1st Lien Revolving Loan					10/2030		—	—	(e)(g)
Diamond Mezzanine 24 LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		10/2030		5,886	5,886	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Diamond Mezzanine 24 LLC		1st Lien Delay Draw Term Loan					10/2030			$—	$—	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Revolving Loan	9.55%	SOFR (Q)	5.25%		12/2029			24	24	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		12/2030			1,240	1,240	(e)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		12/2030			1,168	1,168	(e)(g)
DOXA Insurance Holdings LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
Forza Insurance Holdings, LLC		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		02/2030			5,558	5,502	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
Foundation Risk Partners, Corp.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2030			18,810	18,809	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		10/2030			21,607	21,608	(e)(f)(g)
Galway Borrower LLC		1st Lien Revolving Loan	8.80%	SOFR (Q)	4.50%		09/2028			359	359	(e)(g)
Galway Borrower LLC		1st Lien Term Loan	8.79%	SOFR (Q)	4.50%		09/2028			10,595	10,595	(e)(f)
Galway Borrower LLC		1st Lien Delay Draw Term Loan	8.79%	SOFR (Q)	4.50%		09/2028			219	219	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Revolving Loan					03/2031		CAD	—	—	(e)(g)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Term Loan	7.75%	CORRA (M)	5.00%		03/2031		CAD	646	474	(e)
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	Canada	1st Lien Delay Draw Term Loan					03/2031		CAD	—	—	(e)(g)
Higginbotham Insurance Agency, Inc.		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		11/2028			589	589	(e)(f)
Higginbotham Insurance Agency, Inc.		1st Lien Delay Draw Term Loan	9.08%	SOFR (M)	4.75%		11/2028			320	320	(e)(g)
High Street Buyer, Inc.		1st Lien Revolving Loan					04/2027			—	—	(e)(g)
High Street Buyer, Inc.		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		04/2028			4,615	4,614	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		04/2028		$28,812	$28,813	(e)(f)
High Street Buyer, Inc.		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		04/2028		1,239	1,239	(e)(g)
Hub International Limited		1st Lien Term Loan	6.77%	SOFR (Q)	2.50%		06/2030		8,514	8,538	(f)
Hyperion Refinance S.a r.l.	Luxembourg	1st Lien Term Loan	7.33%	SOFR (M)	3.00%		02/2031		9,925	9,951
Inszone Mid, LLC		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Inszone Mid, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		11/2029		2,037	2,037	(e)
Inszone Mid, LLC		1st Lien Delay Draw Term Loan	9.55%	SOFR (Q)	5.25%		11/2029		2,868	2,868	(e)(g)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	11.62% (3.75% PIK)	SONIA (Q)	7.25%		12/2028		£324	445	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.62% (3.75% PIK)	SONIA (Q)	7.25%		12/2028		£2,806	3,852	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.83% (3.75% PIK)	SONIA (Q)	7.50%		12/2028		£3,542	4,863	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.22%	SONIA (Q)	6.89%		12/2028		£5,062	6,948	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.96%	SONIA (Q)	6.63%		12/2028		£237	325	(e)(g)
Keystone Agency Partners LLC		1st Lien Revolving Loan					05/2027		—	—	(e)(g)
Keystone Agency Partners LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		05/2027		702	702	(e)(f)
Keystone Agency Partners LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		05/2027		887	888	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		05/2027		876	875	(e)(f)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		05/2027		1,420	1,420	(e)
Keystone Agency Partners LLC		1st Lien Delay Draw Term Loan	9.06%	SOFR (M)	4.75%		05/2027		426	426	(e)(g)
King Risk Partners, LLC		1st Lien Revolving Loan					04/2031		—	—	(e)(g)
King Risk Partners, LLC		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		04/2031		1,203	1,191	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
King Risk Partners, LLC		1st Lien Delay Draw Term Loan	8.82%	SOFR (M)	4.50%		04/2031			$184	$183	(e)(g)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	13.79% PIK	SONIA (S)	9.25%		06/2026			£1,132	1,523	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delay Draw Term Loan	14.01% PIK	SONIA (S)	9.25%		06/2026			£727	978	(e)(f)
Maximus BidCo AB	Sweden	1st Lien Term Loan	7.70%	STIBOR (S)	5.37%		04/2032		SEK	154,830	16,365	(e)
Maximus BidCo AB	Sweden	1st Lien Delay Draw Term Loan					04/2032		SEK	—	—	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Revolving Loan	10.06%	SOFR (M)	5.75%		11/2029			8	8	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Term Loan	10.06%	SOFR (M)	5.75%		11/2029			1,274	1,274	(e)(f)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan	10.06%	SOFR (M)	5.75%		11/2029			530	530	(e)(g)
Oakbridge Insurance Agency LLC		1st Lien Delay Draw Term Loan					11/2029			—	—	(e)(g)
OneDigital Borrower LLC		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		07/2031			12,422	12,387
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.04%	SONIA (S)	6.50%		03/2026			£360	495	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	8.84%	EURIBOR (S)	6.25%		03/2026			£280	384	(e)
Optio Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.05%	SONIA (S)	6.50%		03/2026			£252	345	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Revolving Loan					10/2028			—	—	(e)(g)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	9.45%	SOFR (Q)	5.00%		10/2028			1,747	1,747	(e)(f)
People Corporation	Canada	1st Lien Revolving Loan	8.22%	CORRA (Q)	5.25%		02/2027		CAD	561	412	(e)(g)
People Corporation	Canada	1st Lien Term Loan	8.19%	CORRA (Q)	5.25%		02/2028		CAD	7,244	5,320	(e)(f)
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.19%	CORRA (Q)	5.25%		02/2028		CAD	6,660	4,890	(e)
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.20%	CORRA (Q)	5.25%		02/2028		CAD	2,178	1,599	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
People Corporation	Canada	1st Lien Delay Draw Term Loan	8.03%	CORRA (Q)	5.00%		02/2028		CAD	894	$657	(e)(g)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	10.78%	SONIA (S)	6.50%		11/2029			£27,960	38,380	(e)(f)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan	10.95%	SONIA (S)	6.50%		11/2029			£8,917	12,240	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Term Loan	10.38%	SONIA (Q)	5.92%		12/2028			£994	1,365	(e)
Roman New Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2028			£—	—	(e)(g)(h)
SageSure Holdings, LLC		1st Lien Term Loan	9.19%	SOFR (M)	4.75%		01/2030			19,860	19,860	(e)(f)
SageSure Holdings, LLC		1st Lien Term Loan	9.19%	SOFR (M)	4.75%		01/2030			7,723	7,723	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan	9.19%	SOFR (M)	4.75%		01/2030			8,679	8,679	(e)(f)
SageSure Holdings, LLC		1st Lien Delay Draw Term Loan					01/2030			—	—	(e)(g)
SCM Insurance Services Inc.	Canada	1st Lien Revolving Loan					08/2026		CAD	—	—	(e)(g)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	9.10%	CORRA (M)	6.25%		08/2026		CAD	179	131	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	10.93%	SOFR (M)	6.50%		09/2027			2,992	2,992	(e)(f)
SG Acquisition, Inc.		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
SG Acquisition, Inc.		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		04/2030			5,571	5,571	(e)(f)
SIG Parent Holdings, LLC		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
SIG Parent Holdings, LLC		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		08/2031			3,762	3,762	(e)(f)
SIG Parent Holdings, LLC		1st Lien Delay Draw Term Loan	9.33%	SOFR (M)	5.00%		08/2031			113	113	(e)(g)
Spitfire Bidco Limited	United Kingdom	1st Lien Term Loan	10.88%	SOFR (S)	6.25%		09/2029			18,200	19,372	(e)(f)
Spitfire Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	10.47%	SONIA (Q)	6.25%		09/2029			£3,484	4,782	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
Truist Insurance Holdings, LLC		1st Lien Term Loan	7.05%	SOFR (Q)	2.75%		05/2031			138	138

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
USI, Inc.		1st Lien Term Loan	6.55%	SOFR (Q)	2.25%		11/2029		$7,007	$6,993	(f)
USI, Inc.		1st Lien Term Loan	6.55%	SOFR (Q)	2.25%		09/2030		15,339	15,286	(f)
World Insurance Associates, LLC		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
World Insurance Associates, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		04/2030		1,851	1,851	(e)
World Insurance Associates, LLC		1st Lien Delay Draw Term Loan					04/2030		—	—	(e)(g)
										469,793		9.68%
Materials
Adonis Acquisition Holdings LLC		1st Lien Revolving Loan	9.41%	SOFR (Q)	5.00%		08/2028		1	1	(e)(g)
Adonis Acquisition Holdings LLC		1st Lien Term Loan	9.90% PIK	SOFR (Q)	5.50%		02/2030		2,748	2,749	(e)
Adonis Acquisition Holdings LLC		1st Lien Delay Draw Term Loan	12.00% PIK	PRIME (Q)	4.50%		02/2030		472	472	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Revolving Loan	9.07%	SOFR (M)	4.75%		04/2031		26	26	(e)(g)
AP Adhesives Holdings, LLC		1st Lien Term Loan	8.80%	SOFR (S)	4.75%		04/2032		3,704	3,667	(e)(f)
AP Adhesives Holdings, LLC		1st Lien Delay Draw Term Loan					04/2032		—	—	(e)(g)
Aruba Investments, Inc.		2nd Lien Term Loan	12.18%	SOFR (M)	7.75%		11/2028		4,038	3,775
ASP-r-pac Acquisition Co LLC		1st Lien Revolving Loan	10.44%	SOFR (M)	6.00%		12/2027		478	479	(e)(g)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.54%	SOFR (Q)	6.00%		12/2027		6,041	6,041	(e)(f)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	10.28%	SOFR (Q)	6.00%		12/2027		471	471	(e)(f)
Bulab Holdings, Inc.		1st Lien Revolving Loan					07/2032		—	—	(e)(g)(h)
Bulab Holdings, Inc.		1st Lien Term Loan					07/2032		25,215	25,730	(e)(g)(h)
BW Holding, Inc.		1st Lien Term Loan	8.48%	SOFR (Q)	4.00%		12/2028		6,887	4,900
Flexsys Cayman Holdings, LP		1st Lien Term Loan	10.58%	SOFR (Q)	6.25%		08/2029		6,329	5,949
Flexsys Cayman Holdings, LP		1st Lien Term Loan	9.69%	SOFR (M)	5.25%		08/2029		8,703	4,406

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Meyer Laboratory, LLC		1st Lien Revolving Loan	12.25%	PRIME (Q)	4.75%		02/2030		$133	$131	(e)(g)
Meyer Laboratory, LLC		1st Lien Term Loan	10.08%	SOFR (M)	5.75%		02/2030		657	643	(e)(f)
Meyer Laboratory, LLC		1st Lien Delay Draw Term Loan	10.08%	SOFR (M)	5.75%		02/2030		117	115	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan	8.05%	SOFR (Q)	3.75%		03/2031		266	263	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Revolving Loan					03/2031		—	—	(e)(g)
NCP-MSI Buyer, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		03/2031		3,882	3,862	(e)(f)
NCP-MSI Buyer, Inc.		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	9.83%	SOFR (M)	5.50%		03/2031		191	187	(e)(g)
Nelipak Holding Company		1st Lien Revolving Loan	7.37%	EURIBOR (M)	5.50%		03/2031		€13	15	(e)(g)
Nelipak Holding Company		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		03/2031		977	957	(e)(f)
Nelipak Holding Company		1st Lien Term Loan	7.86%	EURIBOR (Q)	5.50%		03/2031		€1,876	2,166	(e)(f)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		—	—	(e)(g)
Nelipak Holding Company		1st Lien Delay Draw Term Loan					03/2031		€—	—	(e)(g)
Novipax Buyer, L.L.C.		1st Lien Term Loan	12.63% (1.00% PIK)	SOFR (S)	8.25%		12/2026		4,283	4,197	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Revolving Loan	11.31%	SOFR (M)	7.00%		02/2030		152	149	(e)(g)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	11.31% (3.00% PIK)	SOFR (M)	7.00%		05/2030		34,367	33,679	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	8.63%	SOFR (Q)	4.50%		11/2026		635	635	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	9.90%	SOFR (Q)	5.50%		04/2026		613	613	(e)(f)
Precision Concepts International LLC		1st Lien Revolving Loan	9.90%	SOFR (Q)	5.50%		04/2026		91	91	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Precision Concepts International LLC		1st Lien Term Loan	9.90%	SOFR (Q)	5.50%		04/2026		$4,758	$4,758	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	9.90%	SOFR (S)	5.50%		04/2026		626	626	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	8.33%	SOFR (M)	4.00%		02/2029		14,519	14,548	(f)
Pretium PKG Holdings, Inc.		1st Lien Term Loan	8.16%	SOFR (Q)	3.90%		10/2028		6,170	2,928
Reagent Chemical & Research, LLC		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Reagent Chemical & Research, LLC		1st Lien Term Loan	9.58%	SOFR (M)	5.25%		04/2031		2,338	2,338	(e)(f)
Trident TPI Holdings, Inc.		1st Lien Term Loan	8.05%	SOFR (Q)	3.75%		09/2028		18,237	17,893	(f)
										149,460		3.08%
Sports, Media and Entertainment
3 Step Sports LLC		1st Lien Revolving Loan	12.32%	SOFR (M)	8.00%		10/2028		93	88	(e)(g)
3 Step Sports LLC		1st Lien Term Loan	12.30% (1.50% PIK)	SOFR (Q)	8.00%		10/2029		1,946	1,848	(e)
3 Step Sports LLC		1st Lien Delay Draw Term Loan	12.30% (1.50% PIK)	SOFR (Q)	8.00%		10/2029		221	210	(e)(g)
Aventine Intermediate LLC		1st Lien Term Loan	10.40% (3.00% PIK)	SOFR (Q)	6.00%		06/2027		2,326	2,279	(e)(f)
Aventine Intermediate LLC		1st Lien Delay Draw Term Loan	10.40% (3.00% PIK)	SOFR (Q)	6.00%		06/2027		921	903	(e)
Bad Vibes Forever, LLC and Bad Vibes Forever Publishing, LLC		1st Lien Term Loan	9.68%	SOFR (S)	5.50%		06/2032		537	529	(e)
Creative Artists Agency, LLC		1st Lien Term Loan	7.08%	SOFR (M)	2.75%		10/2031		8,240	8,260	(f)
Fever Labs, Inc.		1st Lien Revolving Loan					11/2028		—	—	(e)(g)
Fever Labs, Inc.		1st Lien Revolving Loan	11.00%				11/2028		2,308	2,308	(e)(g)
Fever Labs, Inc.		1st Lien Term Loan	11.00%				11/2028		3,815	3,815	(e)
Fever Labs, Inc.		1st Lien Delay Draw Term Loan	11.00%				11/2028		818	818	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Global Music Rights, LLC		1st Lien Revolving Loan					12/2031		$—	$—	(e)(g)
Global Music Rights, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		12/2031		64,370	64,370	(e)(f)
Gray Television, Inc.		1st Lien Term Loan	7.44%	SOFR (M)	3.00%		12/2028		3,958	3,823	(f)
League One Volleyball Clubs, LLC		1st Lien Delay Draw Term Loan	10.83%	SOFR (Q)	6.50%		01/2030		1	1	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Revolving Loan	9.32%	SOFR (M)	5.00%		08/2030		240	240	(e)(g)
Legends Hospitality Holding Company, LLC		1st Lien Term Loan	9.82% (2.75% PIK)	SOFR (Q)	5.50%		08/2031		6,123	6,123	(e)(f)
Legends Hospitality Holding Company, LLC		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
NEP Group, Inc.		1st Lien Term Loan	9.34% (1.50% PIK)	SOFR (Q)	4.75%		08/2026		18,201	16,734
NEP Group, Inc.		1st Lien Term Loan	10.07% (1.50% PIK)	SOFR (Q)	5.50%		08/2026		7,303	6,609
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	12.57% (9.57% PIK)	SOFR (Q)	8.13%		08/2029		335	335	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	11.95% (8.95% PIK)	SOFR (Q)	7.50%		08/2029		755	755	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	12.57% (9.57% PIK)	SOFR (Q)	8.13%		08/2029		52	52	(e)
Production Resource Group, L.L.C.		1st Lien Delay Draw Term Loan	12.43% (9.43% PIK)	SOFR (Q)	8.00%		08/2029		51	51	(e)
Production Resource Group, L.L.C.		1st Lien Term Loan					08/2029		1,068	726	(e)(i)
Professional Fighters League, LLC		1st Lien Term Loan	14.00% PIK				01/2026		848	849	(e)
Professional Fighters League, LLC		2nd Lien Delay Draw Term Loan	16.00% PIK				01/2026		8	8	(e)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%				06/2029		€9,193	10,829	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Voldex Entertainment Limited	United Kingdom	1st Lien Term Loan	11.55%	SOFR (Q)	7.25%		01/2029		$23	$23	(e)
WideOpenWest Finance, LLC		1st Lien Term Loan	11.50%	SOFR (Q)	7.00%		12/2028		2,187	2,236	(f)
WRE Sports Investments LLC		1st Lien Term Loan	11.00% (5.50% PIK)				07/2031		7,251	7,251	(e)
WRE Sports Investments LLC		1st Lien Delay Draw Term Loan	11.00% (5.50% PIK)				07/2031		302	302	(e)(g)
										142,375		2.93%
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. Ltd.	Canada	1st Lien Term Loan	10.56%	SOFR (M)	6.25%		10/2030		26,000	25,021
ADMA Biologics, Inc.		1st Lien Revolving Loan	8.05%	SOFR (Q)	3.75%		12/2027		1	1	(e)(g)
ADMA Biologics, Inc.		1st Lien Term Loan	10.81%	SOFR (Q)	6.50%		12/2027		36	36	(e)(f)
Alcami Corporation		1st Lien Revolving Loan					12/2028		—	—	(e)(g)
Alcami Corporation		1st Lien Term Loan	11.48%	SOFR (Q)	7.00%		12/2028		200	200	(e)
Alcami Corporation		1st Lien Delay Draw Term Loan	11.48%	SOFR (M)	7.00%		12/2028		15	15	(e)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Term Loan	10.43%	SONIA (Q)	6.09%		09/2028		£7,777	10,675	(e)(f)
ASPIRE BIDCO LIMITED	Jersey	1st Lien Delay Draw Term Loan	10.43%	SONIA (Q)	6.09%		09/2028		£647	888	(e)(g)
Bamboo US BidCo LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		09/2030		2,655	2,655	(e)
Bamboo US BidCo LLC		1st Lien Term Loan	7.44%	EURIBOR (Q)	5.25%		09/2030		€2,126	2,504	(e)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	9.58%	SOFR (Q)	5.25%		09/2030		92	92	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan					09/2030		—	—	(e)(g)
Bamboo US BidCo LLC		1st Lien Delay Draw Term Loan	9.53%	SOFR (Q)	5.25%		09/2030		406	406	(e)
Cambrex Corporation		1st Lien Revolving Loan					03/2032		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Cambrex Corporation		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		03/2032		$36,544	$36,362	(e)(f)
Cambrex Corporation		1st Lien Delay Draw Term Loan					03/2032		—	—	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Revolving Loan	9.83%	SOFR (Q)	5.50%		10/2027		358	358	(e)(g)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	9.83%	SOFR (Q)	5.50%		10/2028		10,719	10,720	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan	9.83%	SOFR (Q)	5.50%		10/2028		2,403	2,403	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delay Draw Term Loan					10/2028		—	—	(e)(g)
Creek Parent, Inc.		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Creek Parent, Inc.		1st Lien Term Loan	9.57%	SOFR (M)	5.25%		12/2031		42,024	42,024	(e)(f)
Crossco (1469) Limited	United Kingdom	1st Lien Term Loan	10.47%	SONIA (Q)	6.25%		12/2030		£1,935	2,657	(e)
Crossco (1469) Limited	United Kingdom	1st Lien Delay Draw Term Loan					12/2030		£—	—	(e)(g)
Gula Buyer Inc.		1st Lien Term Loan	9.32%	SOFR (M)	5.00%		10/2031		7,984	7,984	(e)(f)
IGEA BIDCO S.P.A	Italy	1st Lien Delay Draw Term Loan					09/2030		€—	—	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.92%	SOFR (M)	6.50%		10/2028		56	52	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolving Loan	10.98%	SOFR (Q)	6.50%		10/2028		8	7	(e)(g)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.93% (1.50% PIK)	SOFR (Q)	6.50%		10/2028		1,703	1,584	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	10.95% (1.50% PIK)	SOFR (Q)	6.50%		10/2028		335	312	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delay Draw Term Loan	10.93% (1.50% PIK)	SOFR (Q)	6.50%		10/2028		574	534	(e)(f)
North American Science Associates, LLC		1st Lien Revolving Loan	8.97%	SOFR (Q)	4.50%		03/2027		2,499	2,424	(e)(g)
North American Science Associates, LLC		1st Lien Term Loan	10.46%	SOFR (Q)	6.00%		09/2027		11,456	11,112	(e)(f)
North American Science Associates, LLC		1st Lien Delay Draw Term Loan	10.46%	SOFR (Q)	6.00%		09/2027		1,858	1,802	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Solar Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan	7.98%	EURIBOR (Q)	6.00%		11/2029			£2,226	$3,056	(e)(g)
Verista, Inc.		1st Lien Revolving Loan	10.57%	SOFR (Q)	6.00%		02/2027			167	153	(e)(g)
Verista, Inc.		1st Lien Term Loan	11.08% (0.50% PIK)	SOFR (Q)	6.50%		02/2027			8,800	8,096	(e)(f)
Verista, Inc.		1st Lien Delay Draw Term Loan	11.06% (0.50% PIK)	SOFR (Q)	6.50%		02/2027			1,814	1,669	(e)(f)
WCI-BXC Purchaser, LLC		1st Lien Revolving Loan					11/2029			—	—	(e)(g)
WCI-BXC Purchaser, LLC		1st Lien Term Loan	10.51%	SOFR (Q)	6.25%		11/2030			756	756	(e)
											176,558		3.64%
Real Estate Management and Development
285 Mezz LLC		1st Lien Delay Draw Term Loan					12/2025			4,972	3,023	(e)(i)
285 Schermerhorn LLC		1st Lien Delay Draw Term Loan					12/2025			8,352	5,079	(e)(g)(i)
Odevo AB	Sweden	1st Lien Term Loan	7.45%	EURIBOR (Q)	5.50%		12/2030			€2,829	3,332	(e)
Odevo AB	Sweden	1st Lien Term Loan	9.71%	SONIA (Q)	5.50%		12/2030			£9,498	13,037	(e)
Odevo AB	Sweden	1st Lien Term Loan	7.74%	STIBOR (Q)	5.50%		12/2030		SEK	78,160	8,262	(e)(f)
Odevo AB	Sweden	1st Lien Term Loan	9.82%	SOFR (Q)	5.50%		12/2030			8,732	8,732	(e)
Odevo AB	Sweden	1st Lien Delay Draw Term Loan	7.64%	EURIBOR (Q)	5.50%		12/2030			€40	47	(e)(g)
											41,512		0.86%
Software and Services
Access CIG, LLC		1st Lien Term Loan	8.38%	SOFR (Q)	4.25%		08/2028			17,974	18,038	(f)
ACP Avenu Buyer, LLC		1st Lien Revolving Loan					10/2029			—	—	(e)(g)
ACP Avenu Buyer, LLC		1st Lien Term Loan	9.02%	SOFR (S)	4.75%		10/2029			3,515	3,479	(e)(f)
ACP Avenu Buyer, LLC		1st Lien Delay Draw Term Loan					10/2029			—	—	(e)(g)
ACTFY Buyer, Inc.		1st Lien Revolving Loan					05/2030			—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
ACTFY Buyer, Inc.		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		05/2031		$1,499	$1,499	(e)(f)
ACTFY Buyer, Inc.		1st Lien Delay Draw Term Loan	9.33%	SOFR (M)	5.00%		05/2031		164	163	(e)(g)
Activate holdings (US) Corp.		1st Lien Revolving Loan					07/2029		—	—	(e)(g)
Activate holdings (US) Corp.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		07/2030		13,239	13,239	(e)(f)
Adonis Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Adonis Bidco, Inc.		1st Lien Term Loan	10.05% (3.00% PIK)	SOFR (Q)	5.75%		02/2032		50,641	50,135	(e)(f)
Adonis Bidco, Inc.		1st Lien Delay Draw Term Loan	9.80%	SOFR (Q)	5.50%		02/2032		2,413	2,385	(e)(g)
AI Titan Parent, Inc.		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
AI Titan Parent, Inc.		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		08/2031		8,946	8,946	(e)(f)
AI Titan Parent, Inc.		1st Lien Delay Draw Term Loan					08/2031		—	—	(e)(g)
Anaplan, Inc.		1st Lien Revolving Loan					06/2028		—	—	(e)(g)
Anaplan, Inc.		1st Lien Term Loan	8.82%	SOFR (Q)	4.50%		06/2029		7,092	7,092	(e)(f)
Applied Systems, Inc.		1st Lien Term Loan	6.80%	SOFR (Q)	2.50%		02/2031		997	1,001
Aptean Acquiror Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Aptean Acquiror Inc.		1st Lien Term Loan	9.07%	SOFR (Q)	4.75%		01/2031		4,300	4,300	(e)(f)
Aptean Acquiror Inc.		1st Lien Delay Draw Term Loan	9.06%	SOFR (Q)	4.75%		01/2031		6	6	(e)(g)
Artifact Bidco, Inc.		1st Lien Revolving Loan					07/2030		—	—	(e)(g)
Artifact Bidco, Inc.		1st Lien Term Loan	8.55%	SOFR (Q)	4.25%		07/2031		1,154	1,154	(e)(f)
Artifact Bidco, Inc.		1st Lien Delay Draw Term Loan					07/2031		—	—	(e)(g)
Asurion, LLC		1st Lien Term Loan	7.69%	SOFR (M)	3.25%		07/2027		1,470	1,468	(f)
Asurion, LLC		1st Lien Term Loan	8.58%	SOFR (M)	4.25%		09/2030		4,000	3,882
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Avaya Inc.		1st Lien Term Loan	11.83%	SOFR (M)	7.50%		08/2028		$7,806	$6,077
Bamboo Health Holdings, LLC		1st Lien Revolving Loan					05/2027		—	—	(e)(g)
Bamboo Health Holdings, LLC		1st Lien Term Loan	9.22%	SOFR (M)	4.75%		05/2027		1,419	1,419	(e)
Banyan Software Holdings, LLC		1st Lien Revolving Loan	9.82%	SOFR (M)	5.50%		01/2031		75	75	(e)(g)
Banyan Software Holdings, LLC		1st Lien Term Loan	9.83%	SOFR (M)	5.50%		01/2031		4,755	4,755	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan	9.83%	SOFR (M)	5.50%		01/2031		1,543	1,543	(e)(g)
Banyan Software Holdings, LLC		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
BCPE Pequod Buyer, Inc.		1st Lien Term Loan	7.58%	SOFR (M)	3.25%		11/2031		6,436	6,442
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.48%	SOFR (S)	6.31%		06/2030		1,048	1,048	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.53%	SONIA (S)	6.31%		06/2030		£781	1,072	(e)
BigHand UK Bidco Limited	United Kingdom	1st Lien Term Loan	10.10%	SOFR (B)	5.75%		06/2030		£242	332	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.48%	EURIBOR (Q)	6.50%		10/2031		€1,000	1,178	(e)
Bizzdesign Holding B.V.	Netherlands	1st Lien Term Loan	8.48%	EURIBOR (Q)	6.50%		10/2031		€1,750	2,061	(e)
Bobcat Purchaser, LLC		1st Lien Revolving Loan					06/2030		—	—	(e)(g)
Bobcat Purchaser, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2030		2,910	2,910	(e)(f)
Bobcat Purchaser, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		06/2030		986	986	(e)(f)
Boost Newco Borrower, LLC		1st Lien Term Loan	6.30%	SOFR (Q)	2.00%		01/2031		16,420	16,454	(f)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Revolving Loan					05/2028		—	—	(e)(g)
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		05/2029		19,792	19,792	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	9.87%	SOFR (Q)	5.50%		12/2027		4,163	4,163	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Businessolver.com, Inc.		1st Lien Delay Draw Term Loan	9.87%	SOFR (Q)	5.50%		12/2027			$505	$505	(e)(g)
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	10.77%	SOFR (Q)	6.50%		05/2032			600	600	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Term Loan	8.60%	EURIBOR (Q)	6.50%		05/2032			€1,234	1,454	(e)
Calculus Acquico Sarl	Luxembourg	1st Lien Delay Draw Term Loan					05/2032			—	—	(e)(g)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	9.10% (1.25% PIK)	STIBOR (M)	6.75%		10/2030		DKK	74,317	11,734	(e)
Capnor Connery Bidco A/S	Denmark	1st Lien Delay Draw Term Loan	11.06% (1.25% PIK)	NIBOR (M)	6.75%		10/2030		DKK	74,170	11,710	(e)(g)
Cardinal Parent, Inc.		1st Lien Revolving Loan					08/2027			—	—	(e)(g)
Cardinal Parent, Inc.		1st Lien Term Loan	8.95%	SOFR (Q)	4.50%		11/2027			4,299	4,170	(f)
Cardinal Parent, Inc.		2nd Lien Term Loan	12.19%	SOFR (Q)	7.75%		11/2028			10,547	10,336	(e)(f)
CBTS BORROWER, LLC		1st Lien Term Loan	14.50% PIK	SOFR (Q)	10.00%		12/2030			8,063	8,063	(e)
CBTS BORROWER, LLC		1st Lien Delay Draw Term Loan					12/2030			—	—	(e)(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					03/2028		DKK	22,527	2,499	(e)(f)(i)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan					03/2028		DKK	20,339	2,256	(e)(i)
CC Globe Holding II A/S	Denmark	1st Lien Delay Draw Term Loan					03/2028		DKK	12,687	1,407	(e)(i)
Central Parent Inc.		1st Lien Term Loan	7.55%	SOFR (Q)	3.25%		07/2029			12,777	10,638
CentralSquare Technologies, LLC		1st Lien Revolving Loan					04/2030			—	—	(e)(g)
CentralSquare Technologies, LLC		1st Lien Term Loan	10.32% (3.25% PIK)	SOFR (M)	6.00%		04/2030			30,984	30,984	(e)(f)
Cloud Software Group, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Cloud Software Group, Inc.		1st Lien Term Loan	7.80%	SOFR (Q)	3.50%		03/2029			43,497	43,526	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	8.05%	SOFR (Q)	3.75%		03/2031			25,468	25,505	(f)
Cloud Software Group, Inc.		1st Lien Term Loan	9.00%				09/2029			100	104

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	9.09%	CIBOR (Q)	6.75%		06/2027		€1,505	$1,773	(e)(g)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.71%	EURIBOR (Q)	6.75%		06/2027		€1,995	2,350	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan	8.99%	EURIBOR (Q)	7.00%		06/2027		€1,635	1,926	(e)(g)
Confirmasoft AB	Sweden	1st Lien Delay Draw Term Loan					06/2027		€—	—	(e)(g)(h)
Conservice Midco, LLC		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		05/2030		5,528	5,531	(f)
Cority Software (USA) Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		07/2026		2,599	2,599	(e)(f)
Cority Software Inc.		1st Lien Revolving Loan					07/2026		—	—	(e)(g)
Cority Software Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		07/2026		3,074	3,074	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolving Loan	7.44%	SOFR (M)	3.00%		10/2026		22	20	(e)(g)
Cornerstone OnDemand, Inc.		1st Lien Term Loan	8.19%	SOFR (M)	3.75%		10/2028		2,992	2,801
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	10.94%	SOFR (M)	6.50%		10/2029		19,364	17,718	(e)(f)
Coupa Holdings, LLC		1st Lien Revolving Loan					02/2029		—	—	(e)(g)
Coupa Holdings, LLC		1st Lien Term Loan	9.53%	SOFR (Q)	5.25%		02/2030		226	226	(e)
Coupa Holdings, LLC		1st Lien Delay Draw Term Loan					02/2030		—	—	(e)(g)
Databricks, Inc.		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		01/2031		83	84	(e)
Databricks, Inc.		1st Lien Delay Draw Term Loan					01/2031		—	—	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Revolving Loan	9.56%	SOFR (Q)	5.25%		10/2030		313	313	(e)(g)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.54%	SOFR (S)	5.25%		04/2031		5,965	5,965	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	9.48%	SONIA (S)	5.25%		04/2031		£3,289	4,515	(e)
Datix Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					04/2031		—	—	(e)(g)
DCert Buyer, Inc.		1st Lien Term Loan	8.33%	SOFR (M)	4.00%		10/2026		17,318	17,137	(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
DCert Buyer, Inc.		2nd Lien Term Loan	11.33%	SOFR (M)	7.00%		02/2029		$7,288	$6,305	(f)
DEDOMENA BIDCO LIMITED	United Kingdom	1st Lien Term Loan	9.90%	SONIA (M)	5.50%		06/2032		£706	969	(e)
DEDOMENA BIDCO LIMITED	United Kingdom	1st Lien Delay Draw Term Loan					06/2032		£—	—	(e)(g)
Denali Holdco LLC		1st Lien Revolving Loan					09/2028		—	—	(e)(g)
Denali Holdco LLC		1st Lien Term Loan	9.07%	SOFR (M)	4.75%		09/2028		6,800	6,800	(e)(f)
Denali Holdco LLC		1st Lien Delay Draw Term Loan					09/2028		—	—	(e)(g)
Diligent Corporation		1st Lien Revolving Loan	9.33%	SOFR (Q)	5.00%		08/2030		50	50	(e)(g)
Diligent Corporation		1st Lien Term Loan	9.33%	SOFR (Q)	5.00%		08/2030		8,174	8,175	(e)(f)
Diligent Corporation		1st Lien Delay Draw Term Loan					08/2030		—	—	(e)(g)
Doxim Inc.		1st Lien Term Loan	12.43%	SOFR (M)	8.00%		05/2026		5,601	5,601	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.43%	SOFR (M)	7.00%		05/2026		1,271	1,271	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.18%	SOFR (M)	6.75%		05/2026		3,302	3,302	(e)(f)
Doxim Inc.		First Lien Last Out Term Loan	10.83%	SOFR (M)	6.40%		05/2026		707	707	(e)(f)
Doxim Inc.		First Lien Last Out Delay Draw Term Loan	10.83%	SOFR (M)	6.40%		05/2026		325	326	(e)
Drivecentric Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Drivecentric Holdings, LLC		1st Lien Term Loan	8.82%	SOFR (Q)	4.50%		08/2031		3,672	3,672	(e)(f)
E2Open, LLC		1st Lien Term Loan	7.94%	SOFR (M)	3.50%		02/2028		1,382	1,386
Echo Purchaser, Inc.		1st Lien Revolving Loan					11/2029		—	—	(e)(g)
Echo Purchaser, Inc.		1st Lien Term Loan	9.83%	SOFR (M)	5.50%		11/2029		1,817	1,817	(e)(f)
Echo Purchaser, Inc.		1st Lien Delay Draw Term Loan	9.83%	SOFR (M)	5.50%		11/2029		156	156	(e)(g)
Eclipse Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Eclipse Buyer, Inc.		1st Lien Term Loan	9.06%	SOFR (M)	4.75%		09/2031		$45,019	$45,019	(e)(f)
Eclipse Buyer, Inc.		1st Lien Delay Draw Term Loan					09/2031		—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan	8.05%	SOFR (Q)	3.75%		02/2030		32	32	(e)(g)
Edmunds GovTech, Inc.		1st Lien Revolving Loan					02/2030		—	—	(e)(g)
Edmunds GovTech, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		02/2031		331	331	(e)(f)
Edmunds GovTech, Inc.		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		02/2031		59	59	(e)(g)
Einstein Parent, Inc.		1st Lien Revolving Loan					01/2031		—	—	(e)(g)
Einstein Parent, Inc.		1st Lien Term Loan	10.77%	SOFR (Q)	6.50%		01/2031		5,031	4,931	(e)(f)
Elemica Parent, Inc.		1st Lien Revolving Loan	9.96%	SOFR (Q)	5.50%		09/2026		1,267	1,255	(e)(g)
Elemica Parent, Inc.		1st Lien Term Loan	9.92%	SOFR (Q)	5.50%		09/2026		2,727	2,699	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	9.91%	SOFR (Q)	5.50%		09/2026		841	833	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	9.97%	SOFR (Q)	5.50%		09/2026		1,331	1,318	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	9.92%	SOFR (Q)	5.50%		09/2026		535	529	(e)(f)
Elemica Parent, Inc.		1st Lien Delay Draw Term Loan	9.91%	SOFR (Q)	5.50%		09/2026		2,180	2,158	(e)(f)
Ellucian Holdings Inc.		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		10/2029		9,827	9,846	(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.57% (2.19% PIK)	EURIBOR (S)	7.19%		01/2028		€4,451	5,244	(e)(f)
Ensono, Inc.		1st Lien Term Loan	8.44%	SOFR (M)	4.00%		05/2028		23,218	23,195	(f)
Ensono, Inc.		1st Lien Term Loan					05/2028		835	834	(e)(h)
Enverus Holdings, Inc.		1st Lien Revolving Loan	9.82%	SOFR (M)	5.50%		12/2029		54	54	(e)(g)
Enverus Holdings, Inc.		1st Lien Revolving Loan	9.82%	SOFR (M)	5.50%		12/2029		22	22	(e)(g)
Enverus Holdings, Inc.		1st Lien Term Loan	9.83%	SOFR (M)	5.50%		12/2029		8,923	8,923	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Enverus Holdings, Inc.		1st Lien Delay Draw Term Loan					12/2029			$—	$—	(e)(g)
Epicor Software Corporation		1st Lien Term Loan	7.08%	SOFR (M)	2.75%		05/2031			15,996	16,028	(f)
eResearchTechno logy, Inc.		1st Lien Revolving Loan					10/2031			—	—	(e)(g)
eResearchTechno logy, Inc.		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		01/2032			24,124	23,883	(e)(f)
eResearchTechno logy, Inc.		1st Lien Delay Draw Term Loan	9.08%	SOFR (M)	4.75%		01/2032			4,643	4,599	(e)(g)
ESHA Research, LLC		1st Lien Revolving Loan	9.71%	SOFR (S)	5.50%		06/2028			50	50	(e)(g)
ESHA Research, LLC		1st Lien Term Loan	9.65%	SOFR (S)	5.50%		06/2028			473	472	(e)(f)
ExtraHop Networks, Inc.		1st Lien Revolving Loan					07/2027			—	—	(e)(g)
ExtraHop Networks, Inc.		1st Lien Term Loan	10.93%	SOFR (M)	6.50%		07/2027			2,647	2,647	(e)
ExtraHop Networks, Inc.		1st Lien Delay Draw Term Loan	10.93%	SOFR (M)	6.50%		07/2027			993	993	(e)
Finastra USA, Inc.		1st Lien Revolving Loan					09/2029			—	—	(e)(g)
Finastra USA, Inc.		1st Lien Term Loan	11.57%	SOFR (Q)	7.25%		09/2029			18,671	18,671	(e)(f)
Flash Charm, Inc.		1st Lien Term Loan	7.78%	SOFR (Q)	3.50%		03/2028			7,824	7,315	(f)
Flexential Topco Corporation		1st Lien Revolving Loan	12.00%				08/2027			3,000	3,000	(e)(g)
GHP-VGS Purchaser LLC		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
GHP-VGS Purchaser LLC		1st Lien Term Loan	9.43%	SOFR (S)	4.75%		04/2032			1,981	1,961	(e)(f)
GHP-VGS Purchaser LLC		1st Lien Delay Draw Term Loan					04/2032			—	—	(e)(g)
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan					09/2028		SEK	73,292	6,228	(e)(i)
Gilfoyle Bidco AB	Sweden	1st Lien Delay Draw Term Loan					09/2028		SEK	12,446	1,058	(e)(i)
Goldeneye Parent, LLC		1st Lien Revolving Loan					03/2032			—	—	(e)(g)
Goldeneye Parent, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		03/2032			2,473	2,461	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Granite France Bidco SAS	France	1st Lien Term Loan	7.01%	EURIBOR (Q)	4.98%		10/2028		€4,637	$5,312
GraphPAD Software, LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
GraphPAD Software, LLC		1st Lien Term Loan	9.08%	SOFR (M)	4.75%		06/2031		17,414	17,415	(e)(f)
GraphPAD Software, LLC		1st Lien Delay Draw Term Loan	11.25%	PRIME (Q)	3.75%		06/2031		435	435	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Revolving Loan					10/2029		—	—	(e)(g)
Guidepoint Security Holdings, LLC		1st Lien Term Loan	9.58%	SOFR (M)	5.25%		10/2029		1,527	1,527	(e)(f)
Guidepoint Security Holdings, LLC		1st Lien Delay Draw Term Loan					10/2029		—	—	(e)(g)
Hakken Bidco B.V.	Netherlands	1st Lien Term Loan	9.76%	EURIBOR (S)	7.25%		07/2030		€3,060	3,533	(e)
Hakken Bidco B.V.	Netherlands	1st Lien Delay Draw Term Loan	9.76%	EURIBOR (Q)	7.25%		07/2030		€596	688	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Revolving Loan					11/2027		—	—	(e)(g)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		11/2028		4,053	4,053	(e)(f)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	9.55%	SOFR (Q)	5.25%		11/2028		2,909	2,910	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	8.38%	SOFR (Q)	4.00%		11/2026		15,484	14,710	(f)
Hyland Software, Inc.		1st Lien Revolving Loan					09/2029		—	—	(e)(g)
Hyland Software, Inc.		1st Lien Term Loan	9.33%	SOFR (M)	5.00%		09/2030		9,537	9,537	(e)(f)
Icefall Parent, Inc.		1st Lien Revolving Loan					01/2030		—	—	(e)(g)
Icefall Parent, Inc.		1st Lien Term Loan	10.03%	SOFR (Q)	5.75%		01/2030		2,328	2,328	(e)(f)
ID.me, LLC		1st Lien Revolving Loan	10.00%				01/2031		2,309	2,262	(e)(g)
ID.me, LLC		1st Lien Term Loan	10.25% (5.25% PIK)				01/2031		18,655	16,603	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
ID.me, LLC		1st Lien Delay Draw Term Loan					01/2031		$—	$—	(e)(g)
Idemia Group S.A.S.	France	1st Lien Term Loan	5.98%	EURIBOR (Q)	4.00%		09/2028		€7,000	8,227
Internet Truckstop Group LLC		1st Lien Revolving Loan					04/2027		—	—	(e)(g)
Internet Truckstop Group LLC		1st Lien Term Loan	9.70%	SOFR (Q)	5.25%		04/2027		2,328	2,328	(e)(f)
IQN Holding Corp.		1st Lien Revolving Loan	9.58%	SOFR (Q)	5.25%		05/2028		461	461	(e)(g)
IQN Holding Corp.		1st Lien Term Loan	10.08% (3.13% PIK)	SOFR (Q)	5.75%		05/2029		6,686	6,686	(e)(f)
Ivanti Software, Inc.		1st Lien Revolving Loan					12/2025		—	—	(g)
JAMS Buyer LLC		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
JAMS Buyer LLC		1st Lien Term Loan	9.83%	SOFR (Q)	5.50%		06/2032		2,001	1,971	(e)(f)
JAMS Buyer LLC		1st Lien Delay Draw Term Loan					06/2032		—	—	(e)(g)
Kaseya Inc.		1st Lien Term Loan	7.58%	SOFR (M)	3.25%		03/2032		3,017	3,028
Kaseya Inc.		2nd Lien Term Loan	9.33%	SOFR (M)	5.00%		03/2033		44,975	44,989
LeanTaaS Holdings, Inc.		1st Lien Term Loan	11.80%	SOFR (Q)	7.50%		07/2028		2,635	2,634	(e)(f)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan	11.80%	SOFR (Q)	7.50%		07/2028		3,505	3,505	(e)(f)(g)
LeanTaaS Holdings, Inc.		1st Lien Delay Draw Term Loan					07/2028		—	—	(e)(g)
Leia Finco US LLC		2nd Lien Term Loan	9.46%	SOFR (Q)	5.25%		10/2032		7,508	7,439
Magellan Bidco	France	1st Lien Term Loan	8.37%	EURIBOR (S)	6.25%		10/2031		€833	982	(e)
Magellan Bidco	France	1st Lien Delay Draw Term Loan					10/2031		€—	—	(e)(g)(h)
Majesco		1st Lien Revolving Loan					09/2027		—	—	(e)(g)
Majesco		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		09/2028		9,525	9,525	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	8.91%	EURIBOR (S)	6.75%		02/2029		€3,600	4,240	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	8.91%	EURIBOR (S)	6.75%		02/2029			£1,543	$2,118	(e)
Metatiedot Bidco Oy	Luxembourg	1st Lien Revolving Loan					11/2030			€—	—	(e)(g)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	7.26%	EURIBOR (Q)	5.25%		11/2031			€2,757	3,248	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Term Loan	9.58%	SOFR (Q)	5.25%		11/2031			2,065	2,066	(e)(f)
Metatiedot Bidco Oy	Luxembourg	1st Lien Delay Draw Term Loan	7.26%	EURIBOR (Q)	5.25%		11/2031			€22	26	(e)(g)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		05/2029			37,508	37,508	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Term Loan	8.72%	SONIA (Q)	4.50%		05/2029			£6,859	9,415	(e)(f)
Mimecast Borrowerco, Inc.		1st Lien Delay Draw Term Loan	8.83%	SOFR (M)	4.50%		05/2029			4,206	4,206	(e)(f)
Mitchell International, Inc.		1st Lien Term Loan	7.58%	SOFR (M)	3.25%		06/2031			2,072	2,069	(f)
Mitchell International, Inc.		2nd Lien Term Loan	9.58%	SOFR (M)	5.25%		06/2032			18,270	17,899
Modernizing Medicine, Inc.		1st Lien Revolving Loan					04/2032			—	—	(e)(g)
Modernizing Medicine, Inc.		1st Lien Term Loan	9.55% (2.75% PIK)	SOFR (Q)	5.25%		04/2032			22,505	22,280	(e)(f)
MRI Software LLC		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		02/2027			30	30	(e)(g)
MRI Software LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		02/2027			10,038	10,038	(e)(f)
Netsmart Technologies, Inc.		1st Lien Revolving Loan					08/2031			—	—	(e)(g)
Netsmart Technologies, Inc.		1st Lien Term Loan	9.28% (2.45% PIK)	SOFR (M)	4.95%		08/2031			34,218	34,218	(e)(f)
Netsmart Technologies, Inc.		1st Lien Delay Draw Term Loan					08/2031			—	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Revolving Loan					05/2029			—	—	(e)(g)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		05/2029			2,121	2,121	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.72%	SONIA (Q)	4.50%		05/2029			£239	329	(e)
North Star Acquisitionco, LLC		1st Lien Term Loan	8.86%	NIBOR (Q)	4.50%		05/2029		NOK	5,242	520	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
North Star Acquisitionco, LLC		1st Lien Delay Draw Term Loan	8.91%	SONIA (Q)	4.75%		05/2029		$468	$468	(e)(g)
OID-OL Intermediate I, LLC		1st Lien Term Loan	10.33%	SOFR (S)	6.00%		02/2029		1,626	1,671
OID-OL Intermediate I, LLC		1st Lien Term Loan	8.73%	SOFR (S)	4.25%		02/2029		7,782	6,488
ParentPay Group Limited	United Kingdom	1st Lien Term Loan	11.33%	SONIA (Q)	6.72%		06/2028		£5,529	7,589	(e)(f)
ParentPay Group Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.05%	SONIA (Q)	6.72%		06/2028		£1,464	2,009	(e)
PCMI Parent, LLC		1st Lien Revolving Loan					03/2032		—	—	(e)(g)
PCMI Parent, LLC		1st Lien Term Loan	9.82%	SOFR (Q)	5.50%		03/2032		3,025	3,010	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolving Loan	11.95%	SOFR (Q)	7.50%		07/2028		17	18	(e)(g)
PDDS Holdco, Inc.		1st Lien Term Loan	11.95%	SOFR (Q)	7.50%		07/2028		733	733	(e)
PDDS Holdco, Inc.		1st Lien Delay Draw Term Loan	11.95%	SOFR (Q)	7.50%		07/2028		459	458	(e)(g)
PDI TA Holdings, Inc.		1st Lien Revolving Loan	9.78%	SOFR (Q)	5.50%		02/2031		74	74	(e)(g)
PDI TA Holdings, Inc.		1st Lien Term Loan	9.78%	SOFR (Q)	5.50%		02/2031		2,350	2,350	(e)(f)
PDI TA Holdings, Inc.		1st Lien Delay Draw Term Loan	9.78%	SOFR (Q)	5.50%		02/2031		210	210	(e)
Pluralsight, LLC		1st Lien Revolving Loan					08/2029		—	—	(e)(g)
Pluralsight, LLC		1st Lien Term Loan	8.83% (1.50% PIK)	SOFR (Q)	4.50%		08/2029		3,209	3,209	(e)
Pluralsight, LLC		1st Lien Term Loan	11.83% PIK	SOFR (Q)	7.50%		08/2029		3,479	3,479	(e)
Pluralsight, LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Polaris Newco, LLC		1st Lien Term Loan	8.29%	SOFR (Q)	3.75%		06/2028		10,206	9,936	(f)
Poseidon Intermediateco, Inc.		1st Lien Revolving Loan					06/2031		—	—	(e)(g)
Poseidon Intermediateco, Inc.		1st Lien Term Loan	8.81%	SOFR (M)	4.50%		06/2032		1,032	1,026	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Poseidon Intermediateco, Inc.		1st Lien Delay Draw Term Loan					06/2032		$—	$—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Revolving Loan	8.78%	SOFR (Q)	4.50%		08/2029		1	—	(e)(g)
PracticeTek Purchaser, LLC		1st Lien Term Loan	10.03%	SOFR (Q)	5.75%		08/2029		7,483	7,483	(e)(f)
PracticeTek Purchaser, LLC		1st Lien Delay Draw Term Loan	10.03%	SOFR (Q)	5.75%		08/2029		108	108	(e)(g)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	8.54%	SOFR (Q)	4.00%		04/2028		13,061	12,359	(f)
Project Boost Purchaser, LLC		1st Lien Term Loan	7.30%	SOFR (Q)	3.00%		07/2031		27,931	27,966	(f)
Project Boost Purchaser, LLC		2nd Lien Term Loan	9.55%	SOFR (Q)	5.25%		07/2032		676	680
Proofpoint, Inc.		1st Lien Revolving Loan					08/2026		—	—	(e)(g)
Proofpoint, Inc.		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		08/2028		35,473	35,477	(f)
Proofpoint, Inc.		1st Lien Term Loan					08/2028		2,742	2,743	(f)(h)
QBS Parent, Inc.		1st Lien Revolving Loan					06/2032		—	—	(e)(g)
QBS Parent, Inc.		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		06/2032		4,800	4,776	(e)(f)
QF Holdings, Inc.		1st Lien Revolving Loan	9.08%	SOFR (Q)	4.75%		12/2027		21	21	(e)(g)
QF Holdings, Inc.		1st Lien Term Loan	9.03%	SOFR (Q)	4.75%		12/2027		3,793	3,793	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	9.08%	SOFR (Q)	4.75%		12/2027		391	391	(e)(f)
QF Holdings, Inc.		1st Lien Term Loan	9.13%	SOFR (Q)	4.75%		12/2027		371	371	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	9.03%	SOFR (Q)	4.75%		12/2027		261	262	(e)(f)
QF Holdings, Inc.		1st Lien Delay Draw Term Loan	9.04%	SOFR (Q)	4.75%		12/2027		261	261	(e)(f)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolving Loan	9.02%	SOFR (Q)	4.75%		10/2027		720	720	(e)(g)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		10/2028		14,841	14,841	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Relativity ODA LLC		1st Lien Revolving Loan					05/2029		$—	$—	(e)(g)
Relativity ODA LLC		1st Lien Term Loan	8.83%	SOFR (M)	4.50%		05/2029		9,193	9,193	(e)(f)
Revalize, Inc.		1st Lien Revolving Loan	10.20%	SOFR (Q)	5.75%		04/2027		182	154	(e)(g)
Revalize, Inc.		1st Lien Delay Draw Term Loan	10.19%	SOFR (Q)	5.75%		04/2027		2,670	2,269	(e)
Revalize, Inc.		1st Lien Delay Draw Term Loan	10.19%	SOFR (M)	5.75%		04/2027		202	172	(e)
RMS Holdco II, LLC		1st Lien Revolving Loan					12/2028		—	—	(e)(g)
RMS Holdco II, LLC		1st Lien Term Loan	9.28%	SOFR (Q)	5.00%		12/2028		5,782	5,435	(e)(f)
Runway Bidco, LLC		1st Lien Revolving Loan					12/2031		—	—	(e)(g)
Runway Bidco, LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		12/2031		1,037	1,027	(e)(f)
Runway Bidco, LLC		1st Lien Delay Draw Term Loan					12/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Revolving Loan					09/2031		—	—	(e)(g)
Sapphire Software Buyer, Inc.		1st Lien Term Loan	9.22%	SOFR (S)	5.00%		09/2031		10,402	10,402	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	7.33%	SOFR (M)	3.00%		07/2031		23,487	23,560	(f)
Severin Acquisition, LLC		1st Lien Revolving Loan	9.08%	SOFR (M)	4.75%		10/2031		2,499	2,474	(e)(g)
Severin Acquisition, LLC		1st Lien Term Loan	9.33% (2.25% PIK)	SOFR (M)	5.00%		10/2031		44,011	43,571	(e)(f)
Severin Acquisition, LLC		1st Lien Delay Draw Term Loan	9.33% (2.25% PIK)	SOFR (M)	5.00%		10/2031		1,208	1,195	(e)(g)
Smarsh Inc.		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		02/2029		290	290	(e)(g)
Smarsh Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		02/2029		4,682	4,682	(e)(f)
Smarsh Inc.		1st Lien Delay Draw Term Loan					02/2029		—	—	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Smarsh Inc.		1st Lien Delay Draw Term Loan					02/2029		$—	$—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Revolving Loan					10/2031		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		10/2031		21,671	21,671	(e)(f)
Spaceship Purchaser, Inc.		1st Lien Delay Draw Term Loan					10/2031		—	—	(e)(g)
Spaceship Purchaser, Inc.		1st Lien Delay Draw Term Loan					10/2031		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Revolving Loan					04/2030		—	—	(e)(g)
Spark Purchaser, Inc.		1st Lien Term Loan	9.80%	SOFR (Q)	5.50%		04/2031		1,293	1,293	(e)
Sundance Group Holdings, Inc.		1st Lien Revolving Loan	8.80%	SOFR (Q)	4.50%		07/2029		—	1	(e)(g)
Sundance Group Holdings, Inc.		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		07/2029		2,566	2,566	(e)(f)
Superman Holdings, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Superman Holdings, LLC		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		08/2031		8,691	8,691	(e)(f)
Superman Holdings, LLC		1st Lien Delay Draw Term Loan	8.80%	SOFR (Q)	4.50%		08/2031		1,811	1,811	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	8.05%	SOFR (Q)	3.75%		08/2029		3,384	3,384	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Revolving Loan	8.05%	SOFR (M)	3.75%		08/2029		242	242	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		08/2029		6,820	6,819	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
TCP Hawker Intermediate LLC		1st Lien Delay Draw Term Loan					08/2029		—	—	(e)(g)
Total Webhosting Solutions B.V.	Netherlands	1st Lien Term Loan	6.43%	EURIBOR (M)	4.50%		11/2031		€6,000	7,066
Transit Technologies LLC		1st Lien Revolving Loan					08/2030		—	—	(e)(g)
Transit Technologies LLC		1st Lien Term Loan	8.89%	SOFR (S)	4.75%		08/2031		3,790	3,790	(e)(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Transit Technologies LLC		1st Lien Delay Draw Term Loan	8.89%	SOFR (S)	4.75%		08/2031		$423	$423	(e)(g)
UserZoom Technologies, Inc.		1st Lien Term Loan	11.78%	SOFR (Q)	7.50%		04/2029		250	250	(e)(f)
Vamos Bidco, Inc.		1st Lien Revolving Loan					01/2032		—	—	(e)(g)
Vamos Bidco, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		01/2032		2,599	2,573	(e)(f)
Vamos Bidco, Inc.		1st Lien Delay Draw Term Loan					01/2032		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Revolving Loan					08/2031		—	—	(e)(g)
Victors Purchaser, LLC		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		08/2031		12,232	12,232	(e)(f)
Victors Purchaser, LLC		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		08/2031		634	634	(e)(g)
Viper Bidco, Inc.		1st Lien Revolving Loan					11/2031		—	—	(e)(g)
Viper Bidco, Inc.		1st Lien Term Loan	9.30%	SOFR (Q)	5.00%		11/2031		4,765	4,718	(e)(f)
Viper Bidco, Inc.		1st Lien Term Loan	9.22%	SONIA (Q)	5.00%		11/2031		£2,203	2,994	(e)(f)
Viper Bidco, Inc.		1st Lien Delay Draw Term Loan					11/2031		—	—	(e)(g)
VS Buyer, LLC		1st Lien Term Loan	7.02%	SOFR (Q)	2.75%		04/2031		7,524	7,552
WebPT, Inc.		1st Lien Revolving Loan	10.68%	SOFR (Q)	6.25%		01/2028		188	187	(e)(g)
WebPT, Inc.		1st Lien Delay Draw Term Loan	10.68%	SOFR (Q)	6.25%		01/2028		2,037	2,016	(e)(f)(g)
Wellington Bidco Inc.		1st Lien Revolving Loan	9.05%	SOFR (Q)	4.75%		06/2030		110	110	(e)(g)
Wellington Bidco Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		06/2030		3,297	3,297	(e)(f)
Wellington Bidco Inc.		1st Lien Delay Draw Term Loan					06/2030		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Revolving Loan					01/2029		—	—	(e)(g)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	9.05%	SOFR (Q)	4.75%		01/2029		5,334	5,334	(e)(f)
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Wellness AcquisitionCo, Inc.		1st Lien Delay Draw Term Loan	9.05%	SOFR (Q)	4.75%		01/2029			$1,373	$1,373	(e)
WorkWave Intermediate II, LLC		1st Lien Revolving Loan	10.40%	SOFR (Q)	6.00%		06/2027			101	101	(e)(g)
WorkWave Intermediate II, LLC		1st Lien Term Loan	10.90% (3.25% PIK)	SOFR (Q)	6.50%		06/2027			4,962	4,962	(e)
WorkWave Intermediate II, LLC		1st Lien Delay Draw Term Loan	10.90% (3.25% PIK)	SOFR (Q)	6.50%		06/2027			3,819	3,819	(e)
WSBidCo Limited	Jersey	1st Lien Term Loan	10.58%	SONIA (Q)	6.25%		06/2028			£2,679	3,677	(e)(f)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.85%	SONIA (Q)	6.25%		06/2028			£2,679	3,677	(e)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.60%	SONIA (Q)	6.25%		06/2028			£2,885	3,959	(e)
WSBidCo Limited	Jersey	1st Lien Delay Draw Term Loan	10.58%	SONIA (Q)	6.25%		06/2028			£1,292	1,774	(e)(g)
ZocDoc, Inc.		1st Lien Term Loan	10.82%	SOFR (Q)	6.50%		05/2029			2,730	2,730	(e)(f)
											1,366,351		28.14%
Technology Hardware and Equipment
Chariot Buyer LLC		1st Lien Revolving Loan					01/2029			—	—	(e)(g)
Chariot Buyer LLC		1st Lien Term Loan	7.68%	SOFR (M)	3.25%		11/2028			6,931	6,938	(f)
ConnectWise, LLC		1st Lien Term Loan	8.06%	SOFR (Q)	3.50%		09/2028			5,557	5,580	(f)
Cotiviti Holdings, Inc.		1st Lien Term Loan	7.07%	SOFR (M)	2.75%		03/2032			5,500	5,468
Emerald Debt Merger Sub LLC		1st Lien Term Loan	6.83%	SOFR (Q)	2.50%		05/2030			6,431	6,422	(f)
Excelitas Technologies Corp.		1st Lien Term Loan	9.58%	SOFR (M)	5.25%		08/2029			2,092	2,092	(e)(f)
Excelitas Technologies Corp.		1st Lien Delay Draw Term Loan					08/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolving Loan					02/2029			—	—	(e)(g)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	8.80%	SOFR (Q)	4.50%		02/2030			10,873	10,873	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.47%	CIBOR (S)	7.00%		02/2028		DKK	20,066	3,168	(e)(g)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.38%	EURIBOR (S)	7.00%		02/2028		DKK	4,934	$779	(e)
MWG BidCo ApS	Denmark	1st Lien Delay Draw Term Loan	9.45%	EURIBOR (S)	7.00%		02/2028		DKK	1,712	270	(e)
Repairify, Inc.		1st Lien Revolving Loan	9.68%	SOFR (S)	5.25%		06/2027			540	540	(e)(g)
Repairify, Inc.		1st Lien Term Loan	9.67%	SOFR (S)	5.25%		06/2027			3,436	3,436	(e)(f)
Repairify, Inc.		1st Lien Term Loan	9.72%	SOFR (Q)	5.25%		06/2027			555	556	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	9.93%	SOFR (M)	5.50%		10/2028			1,566	1,565	(e)(f)
											47,687		0.98%
Telecommunication Services
CB-SDG Limited	United Kingdom	1st Lien Term Loan					04/2028			£1,899	1,123	(e)(i)
Delta Topco, Inc.		1st Lien Term Loan	7.07%	SOFR (Q)	2.75%		11/2029			5,438	5,396	(f)
Hamsard 3713 Limited	United Kingdom	1st Lien Term Loan	8.84%	EURIBOR (Q)	6.86%		11/2030			€8,541	10,061	(e)
Hamsard 3713 Limited	United Kingdom	1st Lien Delay Draw Term Loan	11.41%	SOFR (Q)	6.86%		11/2030			€3,968	4,674	(e)
Lumen Technologies Inc		1st Lien Term Loan	6.79%	SOFR (M)	2.35%		04/2029			6,982	6,889
Panther NewCo	France	1st Lien Term Loan	9.16%	EURIBOR (Q)	7.18%		05/2029			€8,250	9,718	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.16%	EURIBOR (Q)	5.18%		05/2029			€2,798	3,296	(e)
Panther NewCo	France	1st Lien Delay Draw Term Loan	7.73%	EURIBOR (Q)	5.75%		05/2029			€939	1,107	(e)(g)
Panther NewCo	France	1st Lien Delay Draw Term Loan					05/2029			€—	—	(e)(g)(h)
Ristretto Bidco B.V.		1st Lien Revolving Loan					12/2030			—	—	(e)(g)
Ristretto Bidco B.V.		1st Lien Term Loan	10.82% (3.50% PIK)	SOFR (Q)	6.50%		12/2030			26,377	26,377	(e)(f)
Ristretto Bidco B.V.		1st Lien Delay Draw Term Loan	10.82% (3.50% PIK)	SOFR (Q)	6.50%		12/2030			1,954	1,954	(e)(g)
Zayo Group Holdings, Inc.		1st Lien Term Loan	7.44%	SOFR (M)	3.00%		03/2027			14,016	13,304	(f)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Senior Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Zayo Group Holdings, Inc.		1st Lien Term Loan	8.58%	SOFR (M)	4.25%		03/2027		$997	$956
										84,855		1.75%
Transportation
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	11.58%	SOFR (Q)	7.00%		07/2029		10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delay Draw Term Loan					07/2029		—	—	(e)(g)
First Student Bidco Inc.		1st Lien Term Loan	6.80%	SOFR (Q)	2.50%		07/2028		6,506	6,505
Neovia Logistics, LP		1st Lien Term Loan	13.08% (8.50% PIK)	SOFR (Q)	9.00%		11/2027		475	475	(e)
										17,540		0.36%
Utilities
Lackawanna Energy Center LLC		1st Lien Term Loan	8.58%	SOFR (M)	4.25%		08/2029		4,965	4,969
Semper Holding BV	Netherlands	1st Lien Term Loan	8.08%	EURIBOR (S)	5.70%		02/2031		€7,500	8,834	(e)(f)
Semper Holding BV	Netherlands	1st Lien Term Loan	8.12%	EURIBOR (S)	5.70%		02/2031		€22,353	26,331	(e)
Watt Holdco Limited	Ireland	1st Lien Term Loan	9.46%	SONIA (Q)	5.25%		09/2031		€3,000	3,534	(e)
Watt Holdco Limited	Ireland	1st Lien Delay Draw Term Loan					09/2031		€—	—	(e)(g)
										43,668		0.90%
Total Senior Loans (Cost $5,147,421)										5,170,437		106.49%
Subordinated Loans(b)(c)(d)
Capital Goods
OPH NEP Investment, LLC		Subordinated Term Loan	10.00% (7.00% PIK)				05/2032		9,257	9,072	(e)
OPH NEP Investment, LLC		Subordinated Term Loan	10.00% (7.00% PIK)				05/2032		1,247	1,222	(e)
										10,294		0.21%
Commercial and Professional Services
Argenbright Holdings V, LLC		Subordinated Term Loan	13.71% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		3,021	3,021	(e)
Argenbright Holdings V, LLC		Subordinated Delay Draw Term Loan	13.71% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		188	188	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Argenbright Holdings V, LLC		Subordinated Delay Draw Term Loan	13.72% (6.94% PIK)	SOFR (Q)	9.25%		11/2028		$52	$51	(e)(g)
VRC Companies, LLC		Senior Subordinated Loan	12.00% (2.00% PIK)				06/2028		27	27	(e)
										3,287		0.07%
Consumer Durables and Apparel
Centric Brands TopCo, LLC		Subordinated Term Loan	10.76%	SOFR (Q)	6.50%		02/2031		814	814	(e)
Centric Brands TopCo, LLC		Subordinated Term Loan	12.26% PIK	SOFR (Q)	8.00%		02/2031		962	962	(e)
										1,776		0.04%
Financial Services
BCC Blueprint Investments, LLC		Senior Subordinated Loan	9.30% PIK				09/2026		853	853	(e)
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.17%	SOFR (M)	7.75%		12/2028		31,851	31,851	(e)
eCapital Finance Corp.	Canada	Subordinated Delay Draw Term Loan	12.17%	SOFR (M)	7.75%		12/2028		2,803	2,803	(e)
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.17%	SOFR (M)	7.75%		12/2028		3,642	3,642	(e)
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.17%	SOFR (M)	7.75%		12/2028		15,869	15,868	(e)
eCapital Finance Corp.	Canada	Subordinated Term Loan	12.92%	SOFR (M)	8.50%		12/2028		3,793	3,793	(e)
Gapco Aiv Interholdco (CP), L.P.		Subordinated Term Loan	11.05% PIK	SOFR (Q)	6.75%		03/2033		2,540	2,540	(e)
Gapco Aiv Interholdco (CP), L.P.		Subordinated Delay Draw Term Loan					03/2033		—	—	(e)(g)
HighTower Holding, LLC		Senior Subordinated Loan	6.75%				04/2029		3,280	3,269
Midcap Financial Issuer Trust		Senior Subordinated Loan	6.50%				05/2028		11,483	11,354
TriplePoint Venture Growth BDC Corp			8.11%				02/2028		17,100	17,259	(e)
TVG-TMG Topco, Inc.		Subordinated Term Loan	12.00% PIK				03/2029		4,061	4,020	(e)
										97,252		2.00%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Food, Beverage and Tobacco
Forward Keystone Holdings, LP		Subordinated Term Loan	15.00% (8.00% PIK)				03/2029			$3,602	$3,511	(e)
Forward Keystone Holdings, LP		Subordinated Delay Draw Term Loan	15.00% (8.00% PIK)				03/2029			73	71	(e)(g)
Primo Water Holdings Inc / Triton Water Holdings Inc		Senior Unsecured	6.25%				04/2029			100	101
											3,683		0.08%
Health Care Equipment and Services
AmeriVet Partners Management, Inc.		Subordinated Unsecured Term Loan	16.50% PIK				12/2030			8,511	7,405	(e)
AmeriVet Partners Management, Inc.		Subordinated Unsecured Delay Draw Term Loan	16.50% PIK				12/2030			1,365	1,188	(e)
											8,593		0.18%
Insurance
15484910 Canada Inc.	Canada	Subordinated Term Loan	14.00% PIK				04/2035		CAD	2,117	1,516	(e)
15484910 Canada Inc.	Canada	Subordinated Delay Draw Term Loan					04/2035		CAD	—	—	(e)(g)
Slaine Holdings LLC		Subordinated Term Loan	11.07%	SOFR (M)	6.75%		05/2030			6,056	5,934	(e)
Slaine Holdings LLC		Senior Subordinated Revolving Loan					05/2030			—	—	(e)(g)
Slaine Holdings LLC		Subordinated Delay Draw Term Loan					05/2030			—	—	(e)(g)
											7,450		0.15%
Sports, Media and Entertainment
22 HoldCo Limited	United Kingdom	Subordinated Delay Draw Term Loan	12.23% PIK	SONIA (S)	7.50%		08/2033			£2,045	2,807	(e)
22 HoldCo Limited	United Kingdom	Subordinated Term Loan	12.23% PIK	SONIA (S)	7.50%		08/2033			£3,334	4,576	(e)
Aventine Holdings II LLC		Subordinated Term Loan	10.25% PIK				12/2030			15,562	12,605	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Subordinated Loans(b)(c)(d) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan	12.29% PIK	SOFR (S)	8.15%		12/2028			$1,688	$1,621	(e)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan	19.00% PIK				12/2028			825	825	(e)
Eagle Football Holdings BidCo Limited	United Kingdom	Senior Subordinated Loan	19.00% PIK				12/2028			19	19	(e)
											22,453		0.46%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Subordinated Term Loan	11.00% PIK				03/2027			11	11	(e)
											11		—%
Software and Services
BCTO Ignition Purchaser, Inc.		Subordinated Term Loan	11.77% PIK	SOFR (Q)	7.50%		10/2030			1,622	1,622	(e)
Insightful Science Intermediate I, LLC		Senior Subordinated Loan	10.50% PIK				04/2032			1,923	1,923	(e)
Practicetek Midco, LLC		Senior Subordinated Loan	14.00% PIK				08/2030			10,435	10,435	(e)
WPT Intermediate Holdco, Inc.		Subordinated Term Loan	13.25% PIK				05/2029			21,007	20,587	(e)
											34,567		0.71%
Transportation
Nordic Ferry Infrastructure AS	Norway	Subordinated Term Loan	9.64%	NIBOR (Q)	5.00%		11/2031		NOK	207,385	20,575	(e)
Nordic Ferry Infrastructure AS	Norway	Subordinated Term Loan	7.01%	EURIBOR (Q)	5.00%		11/2031			€17,459	20,566	(e)
											41,141		0.85%
Utilities
BNZ TopCo B.V.	Netherlands	Subordinated Delay Draw Term Loan	8.25%	EURIBOR (Q)	6.25%		10/2030			€3,980	4,594	(e)(g)
											4,594		0.09%
Total Subordinated Loans (Cost $230,327)											235,101		4.84%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Capital Goods
CP Atlas Buyer Inc			7.00%				12/2028		$12,163	$11,260	(d)
LBM Acquisition LLC			6.25%				01/2029		8,436	7,318	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		9.50%				06/2028		6,105	6,275	(d)
VistaJet Malta Finance PLC / Vista Management Holding Inc	Malta		6.38%				02/2030		13,163	12,373	(d)
Wilsonart LLC			11.00%				08/2032		8,582	7,796	(d)
										45,022		0.93%
Commercial and Professional Services
NBLY 2021-1			3.58%				04/2051		24	23	(d)(e)
Neptune BidCo US Inc.			9.29%				04/2029		8,991	8,702	(d)
										8,725		0.18%
Consumer Distribution and Retail
BUNDT 2021-1			2.99%				07/2051		25	24	(d)(e)
										24		—%
Consumer Services
AUTHB 2021-1			3.73%				07/2051		24	22	(d)(e)
SERV 2020-1			3.34%				01/2051		24	21	(d)(e)
										43		—%
Energy
Enviva Partners LP / Enviva Partners Finance Corp							01/2026		17,217	—	(d)(e)(i)
ITT Holdings LLC			6.50%				08/2029		14,264	13,565	(d)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp			6.00%				12/2030		10,093	9,904	(d)
Transocean Inc.	Cayman Islands		6.80%				03/2038		8,968	6,304
										29,773		0.61%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Equity Real Estate Investment Trusts (REITs)
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL			4.50%				04/2027		$8,321	$8,087	(d)
Iron Mountain Inc			5.25%				07/2030		4,089	4,033	(d)
										12,120		0.25%
Financial Services
Antenore Bidco SpA	Italy		9.11%				10/2030		€3,000	3,534	(e)
Trinity Capital Inc			7.54%				10/2027		20,300	20,372	(e)
WAX 2022-1			5.50%				03/2052		18,430	18,156	(d)(e)
										42,062		0.87%
Insurance
SQ ABS Issuer, LLC			7.80%				10/2039		776	776	(e)
SQ ABS Issuer, LLC			9.65%				10/2039		517	517	(e)
										1,293		0.03%
Materials
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		4.13%				08/2026		8,000	7,511	(d)
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc	Ireland		5.25%				08/2027		27,645	12,328	(d)
Chemours Company, The			5.75%				11/2028		2,864	2,678	(d)
OI European Group BV	Netherlands		4.75%				02/2030		3,603	3,459	(d)
Trident TPI Holdings, Inc.			12.75%				12/2028		6,102	6,473	(d)
										32,449		0.67%
Sports, Media and Entertainment
ANGI Group LLC			3.88%				08/2028		4,959	4,623	(d)
Scripps Escrow II Inc			3.88%				01/2029		15,813	13,766	(d)
										18,389		0.38%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Corporate Bonds(b)(c) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Pharmaceuticals, Biotechnology and Life Sciences
1261229 B.C. Ltd.	Canada		10.00%				04/2032		$7,500	$7,568	(d)
Grifols SA	Spain		3.88%				10/2028		€1,925	2,166
IGEA BIDCO S.P.A	Italy		9.69%				09/2031		€3,651	4,300	(e)
										14,034		0.29%
Software and Services
Cloud Software Group, Inc.			8.25%				06/2032		3,400	3,617	(d)
										3,617		0.07%
Telecommunication Services
Level 3 Financing Inc.			11.00%				11/2029		8,048	9,233	(d)
Zayo Group Holdings, Inc.			4.00%				03/2027		15,719	14,741	(d)
										23,974		0.49%
Total Corporate Bonds (Cost $234,017)										231,525		4.77%
Collateralized Loan Obligations — Debt(b)(c)(d)(e)

ABPCI 2022-11A ER	Cayman Islands		11.42%	SOFR (Q)	7.00%		01/2038		7,000	6,927
ABPCI 2023-12A ER	Jersey		12.54%	SOFR (Q)	8.25%		07/2037		2,850	2,874
ABPCI 2025-20A E			10.52%	SOFR (Q)	6.25%		04/2037		1,450	1,451
AIMCO 2024-22A E	Jersey		10.77%	SOFR (Q)	6.50%		04/2037		3,000	3,047
ANCHC 2019-13A ERR	Cayman Islands		10.83%	SOFR (Q)	6.50%		04/2038		5,000	5,034
ANCHF 2020-12A E	Cayman Islands		6.91%				10/2038		1,000	903
ATRM 14A ER	Cayman Islands		10.76%	SOFR (Q)	6.50%		10/2037		5,600	5,620
ATRM 15A ER	Cayman Islands		10.76%	SOFR (Q)	6.50%		07/2037		3,350	3,348
BABSN 2023-1A ER	Cayman Islands		11.03%	SOFR (Q)	6.70%		04/2038		900	915
BABSN 2023-3A E	Cayman Islands		11.59%	SOFR (Q)	7.33%		10/2036		563	570
BALLY 2023-24A C	Jersey		9.31%	SOFR (Q)	5.05%		07/2036		2,000	2,000
BALLY 2024-26A D	Cayman Islands		10.38%	SOFR (Q)	6.10%		07/2037		1,800	1,824
BCC 2020-1A ER	Cayman Islands		11.42%	SOFR (Q)	7.15%		04/2033		2,500	2,508
BCC 2023-3A D	Jersey		9.53%	SOFR (Q)	5.25%		07/2036		3,000	3,013

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
BSP 2016-9A ER2	Cayman Islands		10.17%	SOFR (Q)	5.90%		10/2037		$3,125	$3,149
BSP 2018-14A ER	Cayman Islands		10.42%	SOFR (Q)	6.15%		10/2037		5,500	5,544
BSP 2022-28A ER	Cayman Islands		9.67%	SOFR (Q)	5.40%		10/2037		500	503
BSP 2023-30A ER	Jersey		9.73%	SOFR (Q)	5.45%		04/2038		2,000	2,011
BSP 2023-31A ER	Jersey		11.45%	SOFR (Q)	7.17%		04/2038		375	385
BSP 2024-38A E	Cayman Islands		9.31%	SOFR (Q)	5.00%		01/2038		3,750	3,755
BSP 2025-39A E	Cayman Islands		8.76%	SOFR (Q)	4.50%		04/2038		1,825	1,833
CAVU 2021-1A ER	Cayman Islands		11.28%	SOFR (Q)	7.00%		07/2037		1,250	1,254
CAVU 2022-2A D2R	Cayman Islands		8.34%				03/2038		2,575	2,599
CAVU 2022-2A ER	Cayman Islands		8.56%	SOFR (Q)	6.45%		03/2038		2,950	2,996
CEDF 2018-9A ER	Cayman Islands		11.80%	SOFR (Q)	7.53%		07/2037		500	504
CEDF 2019-10A ER2	Cayman Islands		11.02%	SOFR (Q)	6.75%		10/2037		1,000	1,008
CGMS 2019-2A ER2	Cayman Islands		11.26%	SOFR (Q)	7.00%		10/2037		4,388	4,507
CGMS 2020-1A DRR	Cayman Islands		9.22%	SOFR (Q)	4.95%		01/2038		3,750	3,708
CGMS 2022-2A ER	Cayman Islands		11.22%	SOFR (Q)	6.95%		01/2038		2,850	2,900
CGMS 2022-5A ER	Cayman Islands		11.36%	SOFR (Q)	7.10%		10/2037		4,190	4,249
CGMS 2023-1A E	Cayman Islands		12.73%	SOFR (Q)	8.46%		07/2035		500	500
CGMS 2023-2A D1	Cayman Islands		9.27%	SOFR (Q)	5.00%		07/2036		5,000	5,019
CGMS 2024-1A E	Cayman Islands		11.18%	SOFR (Q)	6.92%		04/2037		1,096	1,115
CGMS 2024-3A E	Cayman Islands		10.68%	SOFR (Q)	6.40%		07/2036		3,250	3,305
CGMS 2024-5A E	Cayman Islands		9.93%	SOFR (Q)	5.65%		10/2036		1,500	1,515
CIFC 2018-1A ER	Cayman Islands		9.52%	SOFR (Q)	5.25%		01/2038		830	821
CIFC 2018-4A ER	Cayman Islands		9.12%	SOFR (Q)	4.85%		01/2038		1,625	1,616
CIFC 2018-5A ER	Cayman Islands		10.86%	SOFR (Q)	6.60%		07/2038		650	652
CIFC 2020-4A ER	Cayman Islands		9.16%	SOFR (Q)	4.90%		01/2040		5,500	5,505
CIFC 2021-4A ER	Cayman Islands		10.48%	SOFR (Q)	6.20%		07/2037		1,000	1,017

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
CIFC 2021-5A ER	Cayman Islands		9.36%	SOFR (Q)	5.10%		01/2038		$3,883	$3,847
CIFC 2022-6A ER	Cayman Islands		10.01%	SOFR (Q)	5.75%		10/2038		438	442
CIFC 2022-7A ER	Cayman Islands		9.62%	SOFR (Q)	5.35%		01/2038		688	689
CIFC 2024-1A E	Cayman Islands		10.87%	SOFR (Q)	6.60%		04/2037		375	381
CIFC 2024-5A E	Cayman Islands		9.48%	SOFR (Q)	5.15%		01/2038		4,000	4,056
CIFC 2025-1A E	Cayman Islands		8.75%	SOFR (Q)	4.50%		04/2038		1,375	1,382
CPTPK 2024-1A E	Jersey		10.27%	SOFR (Q)	6.00%		07/2037		1,750	1,771
DRSLF 2022-104A ER	Cayman Islands		11.72%	SOFR (Q)	7.40%		08/2034		5,756	5,799
ELM12 2021-5A ER	Cayman Islands		10.16%	SOFR (Q)	5.90%		10/2037		1,475	1,479
ELM24 2023-3A ER	Cayman Islands		9.38%	SOFR (Q)	5.10%		01/2038		2,000	1,979
ELM30 2024-6A E	Cayman Islands		9.53%	SOFR (Q)	5.25%		07/2037		1,250	1,256
ELM37 2024-13A E1	Cayman Islands		9.04%	SOFR (Q)	4.75%		01/2038		3,000	3,036
ELM38 2025-1A E	Cayman Islands		8.78%	SOFR (Q)	4.50%		04/2038		1,500	1,488
ELM40 2025-3A E	Cayman Islands		9.53%	SOFR (Q)	5.25%		03/2038		1,750	1,772
ELM42 2025-5A E	Cayman Islands		10.78%	SOFR (Q)	6.50%		03/2038		1,200	1,235
ELMW2 2019-2A ERR	Cayman Islands		10.02%	SOFR (Q)	5.75%		10/2037		1,400	1,406
ELMW4 2020-1A ER	Cayman Islands		10.42%	SOFR (Q)	6.15%		04/2037		2,738	2,749
ELMW8 2021-1A ER	Cayman Islands		10.52%	SOFR (Q)	6.25%		04/2037		5,028	5,013
EMPWR 2023-3A E	Jersey		12.09%	SOFR (Q)	7.82%		01/2037		500	504
FLAT 2023-2A E	Jersey		12.09%	SOFR (Q)	7.83%		01/2037		750	766
GLM 2022-12A ER	Jersey		9.97%	SOFR (Q)	5.70%		07/2037		2,100	2,115
GNRT 2022-10A ER	Cayman Islands		9.22%	SOFR (Q)	4.90%		01/2038		2,750	2,758
GNRT 2024-15A E	Cayman Islands		10.97%	SOFR (Q)	6.70%		07/2037		1,075	1,088
GNRT 2A ER2	Cayman Islands		11.62%	SOFR (Q)	7.35%		10/2037		250	247
GNRT 6A ER2	Cayman Islands		11.52%	SOFR (Q)	7.25%		10/2037		1,820	1,829
GNRT 9A ER	Cayman Islands		10.62%	SOFR (Q)	6.35%		01/2038		4,015	4,075
HAMLN 2024-1A E	Jersey		9.67%	SOFR (Q)	5.40%		10/2037		2,018	2,038

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
INVCO 2023-2A ER	Jersey		12.20%	SOFR (Q)	7.88%		04/2038		$1,600	$1,682
KKR 2024-53A E	Cayman Islands		10.76%	SOFR (Q)	6.50%		01/2038		2,235	2,290
KKR 44A D	Cayman Islands		9.27%	SOFR (Q)	5.00%		01/2036		3,800	3,856
MAGNE 2022-33A ER	Cayman Islands		9.82%	SOFR (Q)	5.55%		10/2037		5,875	5,915
MAGNE 2024-41A E	Cayman Islands		9.21%	SOFR (Q)	4.90%		01/2038		2,313	2,320
MAGNE 2024-42A E	Cayman Islands		9.31%	SOFR (Q)	5.00%		01/2038		2,125	2,131
MAGNE 2025-43A E	Cayman Islands		10.80%	SOFR (Q)	6.50%		07/2038		1,380	1,385
MDPK 2014-14A FR	Cayman Islands		12.30%	SOFR (Q)	8.03%		10/2030		1,000	866
MDPK 2016-20A ERR	Cayman Islands		10.68%	SOFR (Q)	6.40%		10/2037		2,728	2,689
MDPK 2018-30A D2R	Cayman Islands		8.50%				07/2037		750	756
MDPK 2018-31A ER	Cayman Islands		10.68%	SOFR (Q)	6.40%		07/2037		650	650
MDPK 2018-32A ER2	Cayman Islands		10.67%	SOFR (Q)	6.40%		07/2037		6,050	6,039
MDPK 2019-34A ERR	Cayman Islands		10.76%	SOFR (Q)	6.50%		10/2037		1,700	1,698
MDPK 2021-59A ER	Cayman Islands		10.67%	SOFR (Q)	6.40%		04/2037		2,860	2,860
MDPK 2022-55A ER	Cayman Islands		10.27%	SOFR (Q)	6.00%		07/2037		2,100	2,083
MDPK 2022-60A ER	Cayman Islands		10.78%	SOFR (Q)	6.50%		10/2037		5,625	5,679
MDPK 2023-61A E	Jersey		11.95%	SOFR (Q)	7.68%		01/2037		500	510
MDPK 2023-63A ER	Cayman Islands		10.32%	SOFR (Q)	6.00%		07/2038		1,500	1,507
MDPK 2024-66A E	Cayman Islands		9.85%	SOFR (Q)	5.50%		10/2037		2,500	2,518
MDPK 2024-68A E	Cayman Islands		9.40%	SOFR (Q)	5.10%		01/2038		2,375	2,382
NEUB 2025-60A E	Cayman Islands		10.80%	SOFR (Q)	6.48%		04/2039		2,100	2,163
NMC CLO-2A ER	Cayman Islands		9.96%	SOFR (Q)	5.70%		01/2038		938	941
OAKC 2016-13A ER2	Cayman Islands		10.02%	SOFR (Q)	5.75%		10/2037		1,220	1,231
OAKC 2019-3A ER2	Cayman Islands		9.27%	SOFR (Q)	5.00%		01/2038		783	779
OAKC 2020-6A ER2	Cayman Islands		9.52%	SOFR (Q)	5.25%		10/2037		1,100	1,103
OAKC 2021-9A ER	Cayman Islands		9.77%	SOFR (Q)	5.50%		10/2037		2,050	2,070

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Debt(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
OAKC 2022-12A DR	Bermuda		9.27%	SOFR (Q)	5.00%		07/2036		$5,000	$5,019
OCP 2015-10A ER3	Cayman Islands		9.63%	SOFR (Q)	5.35%		01/2038		1,000	1,003
OCP 2025-43A E	Cayman Islands		10.78%	SOFR (Q)	6.50%		07/2038		600	613
OCPA 2023-29A ER	Jersey		9.27%	SOFR (Q)	5.00%		01/2036		1,000	986
OCPA 2025-41A D2	Cayman Islands		8.00%				04/2037		1,500	1,500
OCT61 2023-2A ER	Cayman Islands		12.17%	SOFR (Q)	7.89%		04/2038		850	892
OCT63 2024-2A E	Cayman Islands		10.77%	SOFR (Q)	6.50%		07/2037		1,167	1,187
OHACP 2024-17A E	Cayman Islands		9.40%	SOFR (Q)	5.00%		01/2038		3,000	3,012
PIPK 2025-18A E	Cayman Islands		10.04%	SOFR (Q)	5.75%		04/2038		1,250	1,271
PXLY 2024-1A E	Cayman Islands		9.30%	SOFR (Q)	5.00%		01/2037		6,550	6,620
RRAM 2025-37A D	Cayman Islands		8.96%	SOFR (Q)	4.65%		04/2038		1,063	1,064
SIXST 2022-21A ER	Cayman Islands		10.02%	SOFR (Q)	5.75%		10/2037		2,025	2,050
SIXST 2024-27A E	Cayman Islands		9.61%	SOFR (Q)	5.25%		01/2038		1,750	1,770
SIXST 2025-28A E	Cayman Islands		9.78%	SOFR (Q)	5.45%		04/2038		425	432
STKPK 2022-1A ER	Jersey		10.41%	SOFR (Q)	6.15%		10/2037		3,375	3,389
SYMP 2022-33A E1R	Jersey		9.63%	SOFR (Q)	5.35%		01/2038		2,500	2,452
SYMP 2023-40A ER	Bermuda		9.49%	SOFR (Q)	5.25%		01/2038		1,500	1,504
TCIFC 2024-2A E	Cayman Islands		9.53%	SOFR (Q)	5.25%		01/2037		4,100	4,157
VOYA 2021-3A D2R	Cayman Islands		8.15%				04/2038		1,875	1,892
VOYA 2021-3A ER	Cayman Islands		10.16%	SOFR (Q)	5.90%		04/2038		2,500	2,535
VOYA 2024-1A E	Cayman Islands		10.91%	SOFR (Q)	6.65%		04/2037		1,682	1,713
VOYA 2025-2A E	Cayman Islands		10.55%	SOFR (Q)	6.25%		07/2038		2,775	2,810
WILDPK 2024-1A E	Jersey		10.02%	SOFR (Q)	5.75%		10/2037		1,118	1,131
										264,309	5.44%
Total Collateralized Loan Obligations — Debt (Cost $262,597)										264,309	5.44%
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets

AIMCO 2020-11A SUB	Cayman Islands		19.91%				10/2034		$7,971	$6,617
AIMCO 2021-16A SUB	Cayman Islands		14.70%				07/2037		5,882	4,255
AIMCO 2023-20A SUB	Cayman Islands		12.55%				10/2036		1,500	1,173
AIMCO 2024-22A SUB	Jersey		13.86%				04/2037		700	568
AIMCO 2025-23A SUB	Cayman Islands						04/2038		8,870	8,362
ANCHC 2021-20A SUB	Cayman Islands		6.81%				01/2035		3,500	1,515
ANCHC 2021-20X SUB	Cayman Islands		6.81%				01/2035		1,150	498
ANCHF 2015-1A SBR2	Cayman Islands						07/2037		4,860	3,576
ANCHF 2015-2A SBR	Cayman Islands						04/2038		4,550	3,183
ANCHF 2016-3A SUBR	Cayman Islands						01/2039		3,360	2,124
ANCHF 2016-4A SUB	Cayman Islands						04/2039		4,830	2,793
ANCHF 2018-5A SUB2	Cayman Islands						04/2036		4,682	2,783
ANCHF 2018-6A SUB2	Cayman Islands						07/2036		1,800	729
ANCHF 2019-7A SUB2	Cayman Islands						04/2037		1,420	733
ANCHF 2019-8A SUB	Cayman Islands						07/2037		404	202
ANCHF 2019-9A SUB	Cayman Islands						10/2037		930	563
ANCHF 2020-10A SUB	Cayman Islands						04/2038		1,731	991
ATRM 14A SUB	Cayman Islands		15.19%				10/2037		17,839	9,902
ATRM 14X SUB	Cayman Islands		11.93%				10/2037		510	283
ATRM 15A SUB	Cayman Islands		9.23%				01/2031		4,080	1,807
Ballyrock CLO 21, Ltd.	Jersey		13.29%				10/2037		2,730	2,217
BCC 2017-2A SUB	Cayman Islands		8.45%				07/2037		5,051	2,543
BCC 2018-1A SUB	Cayman Islands						04/2031		1,420	25
BCC 2019-2A SUB	Cayman Islands						10/2032		810	253
BCC 2020-2A SUB	Cayman Islands		27.54%				07/2034		800	337

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
BCC 2021-2A SUB	Cayman Islands		12.83%				07/2034		$1,000	$395
BCC 2022-1A SUB	Cayman Islands		10.38%				04/2035		10,016	4,220
BCC 2024-2A SUB	Jersey		14.20%				07/2037		1,620	1,249
BERRY 2024-1A M	Jersey						10/2037		3,580	212
BERRY 2024-1A SUB	Jersey		13.84%				10/2037		3,580	2,746
BSP 2024-37A SUB	Cayman Islands		15.46%				01/2038		6,670	7,150
CEDF 2021-14A SUB	Cayman Islands		18.71%				07/2033		1,450	718
CGMS 2018-3A SUB	Cayman Islands						10/2030		750	232
CGMS 2018-4A SUB	Cayman Islands		11.95%				01/2031		3,487	1,546
CGMS 2019-3A SUB	Cayman Islands		10.95%				04/2037		4,600	2,489
CGMS 2021-2A SUB	Cayman Islands		17.40%				04/2038		6,457	4,462
CGMS 2021-4A SUB	Cayman Islands		12.05%				04/2034		3,060	1,749
CGMS 2021-5A SUB	Cayman Islands		16.70%				07/2034		500	233
CGMS 2021-8A SUBA	Cayman Islands		12.36%				10/2034		1,000	473
CGMS 2023-5A SUB	Cayman Islands		8.56%				01/2036		3,080	2,550
CGMS 2024-3A SUB	Cayman Islands		13.30%				07/2036		3,750	2,653
CGMS 2024-5A INC	Cayman Islands		13.37%				10/2036		2,580	2,166
CIFC 2015-4A SUB	Cayman Islands		7.46%				04/2034		2,252	637
CIFC 2018-1A SUB	Cayman Islands		15.29%				01/2038		3,982	1,675
CIFC 2019-1A SUB	Cayman Islands		16.92%				10/2037		3,065	1,880
CIFC 2019-FAL SUB	Cayman Islands		9.73%				01/2033		3,050	1,160
CIFC 2020-3A SUB	Cayman Islands		13.84%				10/2034		1,141	725
CIFC 2021-2A SUB	Cayman Islands		13.33%				04/2034		3,080	1,731
CIFC 2021-5A SUB	Cayman Islands		15.31%				01/2038		6,901	4,551
CIFC 2021-7A SUB	Cayman Islands		19.79%				01/2035		250	149
CIFC 2022-2A SUBB	Cayman Islands		20.70%				04/2035		1,900	1,446

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
CIFC 2024-3A SUB	Cayman Islands		12.83%				07/2037		$680	$570
CIFC 2024-4A SUB	Cayman Islands		13.69%				10/2037		3,570	3,216
CIFC 2025-3A SUB	Cayman Islands						07/2038		7,712	6,711
CLRMPK 2025-1A M	Cayman Islands						04/2038		12,479	455
CLRMPK 2025-1A SUB	Cayman Islands						04/2038		12,479	10,980
DAVIS 2022-1A M1							04/2035		7,250	56
DAVIS 2022-1A M2							04/2035		7,250	136
DAVIS 2022-1A SUB			16.14%				04/2035		7,250	4,857
DCLO 2021-1A SUB	Cayman Islands		14.18%				10/2037		1,445	1,218
DRSLF 2021-95A SUB	Cayman Islands		17.10%				08/2034		1,500	642
DRSLF 2022-98A SUB	Cayman Islands		10.51%				04/2035		4,000	1,835
DRSLF 2022-98X SUB	Cayman Islands		10.52%				04/2035		1,000	459
ELM11 2021-4A SUB	Cayman Islands		17.95%				10/2034		4,320	3,800
ELM15 2022-2A INC			10.86%				04/2035		3,050	1,676
ELM17 2022-4A SUB	Cayman Islands		16.44%				07/2037		2,880	2,039
ELM24 2023-3A SUB	Cayman Islands		12.49%				12/2033		1,555	1,074
ELM26 2024-1A SUB	Cayman Islands		10.21%				04/2037		800	561
ELM32 2024-8A SUB	Cayman Islands		13.47%				10/2037		3,450	2,830
ELM35 2024-11A SUB	Cayman Islands		12.55%				10/2037		1,990	1,622
ELMW5 2020-2A SUB	Cayman Islands		18.75%				10/2037		2,500	1,575
ELMW8 2021-1A SUB	Cayman Islands		14.93%				01/2034		2,003	774
ELMW8 2021-1X SUB	Cayman Islands		14.91%				01/2034		385	149
ELMWOOD WAREHOUSE ORCHID 1, LTD.							08/2099		1,260	1,260
GNRT 2022-10A SUB	Cayman Islands		24.80%				01/2038		6,500	5,331
GNRT 2024-18A SUB	Cayman Islands		16.79%				01/2038		8,160	7,810

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
GNRT 2024-20A SUB	Cayman Islands		15.77%				01/2038		$11,050	$9,608
GNRT 7A SUB	Cayman Islands		14.07%				04/2037		4,000	2,055
GNRT 9A SUB	Cayman Islands		16.94%				10/2034		1,000	666
HPPK 2024-1A SUB	Jersey		14.48%				10/2037		2,900	2,329
HRPK 2020-1A SUB	Cayman Islands		13.94%				04/2034		3,985	2,593
INVCO 2021-2A SUB	Cayman Islands		16.90%				07/2034		440	138
INVCO 2021-2A Y	Cayman Islands						07/2034		44	12
INVCO 2021-3A SUB	Cayman Islands		21.75%				10/2034		2,700	957
INVCO 2021-3A Y	Cayman Islands						10/2034		270	77
INVCO 2021-3X SUB	Cayman Islands		21.75%				10/2034		957	339
INVCO 2021-3X Y	Cayman Islands						10/2034		96	27
INVCO 2023-1A SUB	Jersey		10.88%				04/2037		2,695	1,694
INVCO 2023-1A Y	Jersey						04/2037		270	101
KKR 2024-50A SUB	Cayman Islands		7.61%				04/2037		1,948	1,268
KKR 2024-53A SUB	Cayman Islands		12.16%				01/2038		7,000	5,935
KKR 2024-56A SUB	Cayman Islands		14.78%				10/2037		4,240	3,235
MAGNE 2020-28A SUB	Cayman Islands		19.86%				01/2035		5,886	4,723
MAGNE 2024-38A SUB			8.67%				04/2037		362	277
MAGNE 2024-44A SUB			11.92%				10/2037		4,670	3,858
Magnetite XLVIII, Limited							06/2099		1,518	1,518
MDPK 2015-17A SUB	Cayman Islands		15.25%				07/2045		35,192	5,433
MDPK 2015-17X SUB	Cayman Islands		15.25%				07/2030		3,660	565
MDPK 2016-22A SUB	Cayman Islands		13.13%				01/2033		10,434	5,546
MDPK 2018-28A SUB	Cayman Islands		11.94%				07/2030		1,750	806
MDPK 2018-30A SUB	Cayman Islands		13.45%				07/2027		12,921	6,622
MDPK 2018-31A SUB	Cayman Islands		9.42%				07/2037		6,206	3,051

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
MDPK 2018-32A SUB	Cayman Islands		10.65%				01/2048		$3,535	$1,702
MDPK 2018-32X SUB	Cayman Islands		9.74%				01/2048		710	342
MDPK 2019-34A SUB	Cayman Islands		13.10%				04/2048		870	472
MDPK 2019-37A SUB	Cayman Islands		14.58%				04/2037		8,889	4,857
MDPK 2021-38A SUB	Cayman Islands		6.79%				07/2034		1,290	727
MDPK 2021-50A SUB	Cayman Islands		5.00%				04/2034		2,500	1,374
MDPK 2021-59A SUB	Cayman Islands		5.89%				04/2037		5,865	3,753
MDPK 2021-59X SUB	Cayman Islands		4.66%				04/2037		1,500	960
MDPK 2022-53A SUB	Cayman Islands		7.15%				04/2035		6,000	3,074
MDPK 2022-55A SUB	Cayman Islands		24.79%				07/2037		3,025	2,441
MDPK 2022-60A SUB	Cayman Islands		12.58%				10/2037		691	536
MDPK 2023-63A SUB	Cayman Islands		15.40%				07/2038		6,408	4,288
MDPK 2024-66A SUB	Cayman Islands		13.53%				10/2037		1,910	1,869
MDPK 2024-67A SUB	Cayman Islands		10.69%				04/2037		265	221
MDPK 2025-71A SUB	Cayman Islands						04/2038		3,000	3,022
MDPK 2025-72A SUB	Cayman Islands						07/2038		8,300	8,300	(k)
OAKC 2012-7A SUB	Cayman Islands		21.51%				02/2038		500	307
OAKC 2014-10RA SUB	Cayman Islands		16.58%				04/2038		4,658	2,244
OAKC 2014-10RX SUB	Cayman Islands		17.82%				04/2038		1,000	482
OAKC 2015-11A SUB	Cayman Islands		9.84%				04/2037		500	282
OAKC 2015-12A SUB	Cayman Islands		8.26%				04/2037		12,070	6,739
OAKC 2016-13A SUB	Cayman Islands		10.07%				10/2037		2,320	1,609
OAKC 2016-13X SUB	Cayman Islands		10.07%				01/2030		1,100	763
OAKC 2017-14A SUB	Cayman Islands		11.65%				07/2037		3,043	2,316
OAKC 2017-15A SUB	Cayman Islands		9.93%				01/2030		10,142	4,946
OAKC 2018-1A SUB	Cayman Islands		10.44%				04/2037		1,913	1,467

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)	% of Net Assets
OAKC 2019-2A SUB	Cayman Islands		13.20%				01/2038		$670	$624
OAKC 2019-3A SUB	Cayman Islands		11.58%				07/2032		3,110	2,541
OAKC 2020-5A SUB	Cayman Islands		10.88%				10/2037		3,370	3,078
OAKC 2020-6A SUB	Cayman Islands		10.79%				10/2037		3,209	3,297
OAKC 2021-16A SUB	Cayman Islands		15.32%				10/2034		5,988	4,543
OAKC 2021-8A SUB	Cayman Islands		13.17%				01/2038		640	577
OAKC 2021-9A SUB	Cayman Islands		11.77%				10/2037		1,190	1,108
OCP 2023-30A SUB	Jersey		12.48%				01/2037		3,850	2,734
OCP 2024-34A SUB			14.62%				10/2037		750	595
OCP Preferred Stock Series 144A, 4.853720	Cayman Islands		4.85%				07/2031		11	5,500
OHACP 2024-17A SUB	Cayman Islands		11.82%				01/2038		2,070	1,924
OHALF 2013-1A SUB	Cayman Islands		12.66%				04/2037		1,935	729
OHALF 2016-1A SUB	Cayman Islands		18.46%				07/2037		9,782	5,906
RESPK 2020-1A M2	Cayman Islands						01/2038		4,261	198
RESPK 2020-1A SUB	Cayman Islands		17.45%				01/2038		3,278	1,960
Riviera Loan Funding Warehouse 72, Ltd.							03/2035		900	900
ROCKP 2021-1A M1	Cayman Islands						04/2034		1,000	16
ROCKP 2021-1A M2	Cayman Islands						04/2034		1,000	24
ROCKP 2021-1A SUB	Cayman Islands		10.59%				04/2034		1,000	510
ROCKP 2021-1X M1	Cayman Islands						04/2034		1,100	18
ROCKP 2021-1X M2	Cayman Islands						04/2034		1,100	27
ROCKP 2021-1X SUB	Cayman Islands		10.59%				04/2034		1,100	561
RRAM 2021-17A SUB	Cayman Islands		29.38%				07/2034		1,000	365
RRAM 2021-19A SUB	Cayman Islands		18.34%				10/2121		1,226	1,001
RRAM 2022-21A SUB	Bermuda		8.41%				01/2123		13,070	7,663

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Collateralized Loan Obligations — Equity(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
RRAM 2023-26A SUB	Cayman Islands		21.43%				04/2123		$14,483	$11,432
RRAM 2024-29RA SUB	Cayman Islands		15.44%				07/2039		515	307
RRAM 2024-30A SUB	Cayman Islands		12.54%				07/2036		6,000	5,059
RRAM 2024-33A SUB	Bermuda		11.01%				10/2039		3,850	3,179
RRAM 2025-38A SUB	Cayman Islands		13.14%				04/2040		2,240	1,963
RRAMX 2022-7A SUB	Cayman Islands		7.94%				07/2122		2,175	1,012
SIXST 2021-17A SUB	Cayman Islands		18.72%				04/2125		6,000	4,487
SIXST 2022-21A SUB	Cayman Islands		15.97%				10/2037		4,161	2,807
SIXST 2025-28A SUB	Cayman Islands						04/2125		1,703	1,431
SIXST 2025-29A SUB							07/2038		267	267
SIXST 2025-29A SUB	Cayman Islands						07/2038		480	433	(k)
SPEAK 2024-11A SUB	Cayman Islands		18.91%				07/2037		3,300	2,962
STKPK 2022-1A M	Jersey						10/2037		17,520	522
STKPK 2022-1A SUB	Jersey		14.37%				10/2037		17,520	13,617
VOYA 2024-1A SUB	Cayman Islands		13.88%				04/2037		3,104	2,467
VOYA 2025-2A SUB	Cayman Islands						07/2038		9,503	8,622
WLLMN 2021-1A M1	Cayman Islands						07/2034		2,550	60
WLLMN 2021-1A M2	Cayman Islands						07/2034		3,640	114
WLLMN 2021-1A SUB	Cayman Islands		14.02%				07/2037		2,550	1,652
										400,183		8.24%
Total Collateralized Loan Obligations — Equity (Cost $412,961)										400,183		8.24%
Mortgage-Backed Security(d)(e)
Financial Services
CPFTR 2025-1			8.38%				07/2026		23,108	23,279
										23,279		0.48%
Total Mortgage-Backed Security (Cost $23,108)										23,279		0.48%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Commercial and Professional Services
GCM HVAC HOLDCO, LLC			14.00% PIK				09/2031			$1,508	$1,508
											1,508		0.03%
Consumer Services
CFG Investments WH Limited			10.44%	SOFR (M)	6.00%		03/2031			1,643	1,643	(g)
											1,643		0.03%
Equity Real Estate Investment Trusts (REITs)
Vantage Data Centers Europe S.a r.l.	Luxembourg		8.87%	EURIBOR (M)	6.85%		05/2029			€3,974	4,681	(g)
											4,681		0.10%
Financial Services
Adonis Financial Funding, LLC							12/2026			417	189	(g)(i)
ASF COPPER, L.P.,			7.92%	EURIBOR (Q)	6.00%		08/2028			€137	162
ASF POLLOCK, L.P.,			10.30%	SOFR (Q)	6.00%		08/2028			272	272
ASF POLLOCK, L.P.,			7.92%	EURIBOR (Q)	6.00%		08/2028			€72	85
ASF VII WAGNER B L.P.,	United Kingdom		10.30%	SOFR (Q)	6.00%		08/2028			217	217
ASF VII WAGNER B L.P.,	United Kingdom		7.92%	EURIBOR (Q)	6.00%		08/2028			€140	165
ASF VII WAGNER L.P.,	United Kingdom		10.30%	SOFR (Q)	6.00%		08/2028			462	462
ASF VII WAGNER L.P.,	United Kingdom		7.92%	EURIBOR (Q)	6.00%		08/2028			€299	352
BTCP 2023-1			10.84%	SOFR (M)	6.50%		09/2030			6,412	6,412
Cannon Bridge Designated Activity Company	Ireland		11.86% PIK	SOFR (S)	7.50%		10/2033			€1,214	1,431	(g)
Cannon Bridge Designated Activity Company	Ireland		7.07% PIK	SOFR (S)	2.65%		10/2033			€1,488	1,753	(g)
DFC Global Facility Borrower III LLC			13.07%	SOFR (M)	8.75%		01/2028		CAD	2,646	1,940	(g)(l)
DFC Global Facility Borrower III LLC			6.82%	CORRA (B)	4.07%		01/2028		CAD	28,389	20,813	(g)(l)
Harbourvest Global Private Equity Limited	Guernsey		7.82%	SOFR (Q)	3.50%		06/2029			11,420	11,420	(g)
Hg Saturn 2 SumoCo Limited	Guernsey		10.52% PIK	SOFR (Q)	6.25%		01/2029			19,010	19,010
Isthmus Capital LLC			9.50%				06/2030			3,562	3,562

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Isthmus Capital LLC							12/2049			$—	$59
Mars Downstop Loan Purchaser Trust			11.00%							9,697	5,069
MCF CLO 12 LLC			8.38%	SOFR (Q)	4.05%		02/2034			10,400	10,400
MidOcean CLO Equity Fund I, LP			9.00%							4,339	4,335
OKANAGAN 2024-1			12.13%	SOFR (M)	8.25%		12/2032			16,274	16,274
Oncourse Warehouse Borrower, LLC							04/2027			—	—	(g)
Oncourse Warehouse Borrower, LLC							04/2027			—	—	(g)
PROSE 2024-3			8.85%				10/2054			25,000	25,414
Sera 2021 LLC			10.03%	SOFR (Q)	5.75%		03/2026			95	94
Sunbit Receivables Trust IV			11.33%	SOFR (M)	7.00%		04/2029			3,036	3,013	(g)
TI VI Holdings 1, L.P.	United Kingdom		9.31% PIK							1	1,285
Tikehau Green Diamond II CFO Equity LP	European Union		7.75%	EURIBOR (Q)	7.75%					€2,127	2,465
Tikehau Ruby CLO Equity LP			12.16%	EURIBOR (Q)	10.00%					€2,715	1,356
Tikehau Topaz LP			13.27%	SOFR (Q)	9.00%					2,473	1,993
											140,002		2.88%
Sports, Media and Entertainment
Orange Barrel Media, LLC			10.08%	SOFR (M)	5.75%		03/2027			4,784	4,784
Orange Barrel Media, LLC							03/2027			—	—	(g)
Orange Barrel Media, LLC			10.08%	SOFR (M)	5.75%		10/2027			4,352	4,352	(g)
											9,136		0.19%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg		5.17%				12/2026		SEK	31,362	2,686
Illinois Investment S.a.r.l.	Luxembourg		25.00%				04/2029		SEK	10,050	1,062
Invesco Vaf V Investments, LLC			11.50%				07/2028			3,333	3,333
Invesco Vaf V Investments, LLC			11.50%				07/2028			1,667	1,667
Pallas Funding Trust No.2	Australia		11.62%	BBSY (M)	7.85%		02/2027		AUD	3,586	2,360

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Private Asset-Backed Investment(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)		Fair Value(a)		% of Net Assets
Pallas Funding Trust No.2	Australia		6.92%	BBSY (M)	3.15%		10/2027		AUD	2,049	$1,349
Pallas NZ Funding Trust No.1	New Zealand		9.90%	BBSY (M)	6.15%		07/2026		NZD	6,265	3,819	(g)
											16,276		0.34%
Software and Services
Switch BBF, LLC			11.42%	SOFR (S)	7.17%		08/2027			1,342	1,342
											1,342		0.03%
Total Private Asset-Backed Investment (Cost $171,562)											174,588		3.60%
Preferred Stock(b)(c)(d)(e)
Automobiles and Components
Automotive Keys Investor, LLC			9.00% PIK			12/2020		37,749			4
Automotive Keys Investor, LLC			15.00% PIK			01/2023		25,000			2
											6		—%
Commercial and Professional Services
KBS Topco, LLC						03/2024		901,730			—	(f)(j)
Visual Edge Technology, Inc.			10.00% PIK			07/2023		13			89
Visual Edge Technology, Inc.						07/2023		17			—	(j)
WSC Ultimate Holdings, LLC		Class A	10.00% PIK			05/2024		1,020			114
											203		—%
Consumer Distribution and Retail
City Line Investments LLC		Class A	8.00% PIK			08/2023		30,038			34
GMP Hills, LP						11/2023		611,000			662	(j)
Metis Holdco, Inc.		Class A	7.00% PIK			05/2021		7,959			10,620
Monolith Brands Group, Inc.		Series A				04/2022		192,811			—	(j)
Phoenix YW Parent, Inc.		Class B	8.00% PIK			05/2024		248			516
Royal Parent, LP		Class A	10.00% PIK			07/2024		293,000			300
											12,132		—%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00% PIK			10/2020		50,000			137
Family First Bidco Limited	United Kingdom					12/2022		20,838			11	(j)
Mustang Prospects Holdco, LLC		Class A				09/2024		48			45	(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
OMERS Mahomes Investment Holdings LLC			15.00% PIK			07/2023		2		$22
										215		—%
Financial Services
Aquarian Peninsula Holdings LLC			13.06% PIK	SOFR (Q)	10.50%	12/2022		35,481,024		42,013
ASE Royal Aggregator, LLC		Class A				07/2023		1,646,000		2,036	(j)
Corient Holdings, Inc.		Series A	15.00% PIK			05/2023		9,627		15,774
TVG-TMG Holdings, LLC		Series A				03/2022		50		40	(j)
The Ultimus Group, LLC		Class A	8.00% PIK			02/2019		1		1
										59,864		1.23%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC		Series E-1	6.00% PIK			06/2022		76,779		—	(f)
Watermill Express Holdings, LLC		Class A				04/2021		5,000		125	(j)
										125		—%
Health Care Equipment and Services
Aerin Medical Inc.						12/2024		152,624		178	(j)
Evolent Health, Inc.		Series A	10.29%	SOFR (Q)	6.00%	01/2023		64		64
GMR Buyer Corp.			15.00% PIK			05/2024		38,889		45,920
Minerva Holdco, Inc.		Series A	10.75% PIK			02/2022		21,262		30,560
Olympia Acquisition, Inc.			15.59% PIK	SOFR (Q)	11.00%	02/2022		472		—
Olympia TopCo, L.P.			15.00% PIK			07/2021		2,184		—
OMERS Wildcats Investment Holdings LLC		Class A				08/2023		19		10	(j)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00% PIK			12/2020		50		71
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00% PIK			06/2021		5,980		8,017
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00% PIK			10/2021		789		1,021
WSHP FC Holdings LLC						11/2024		5		—	(j)
										85,841		1.77%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Insurance
HIG Intermediate, Inc.			10.50% PIK			12/2024		5,290		$5,211
High Street HoldCo LLC		Series A-1	10.00% PIK			01/2022		3,898,354		5,906
High Street HoldCo LLC		Series A-2	10.00% PIK			01/2022		789,494		1,180
High Street HoldCo LLC		Series A-3	10.00% PIK			01/2022		389,813		579
High Street HoldCo LLC		Series A-4	10.00% PIK			01/2022		1,480,301		2,178
High Street HoldCo LLC		Series A-5	10.00% PIK			01/2022		347,693		508
High Street HoldCo LLC		Series A-6	10.00% PIK			01/2022		660,617		956
High Street HoldCo LLC		Series A-7	10.00% PIK			01/2022		938,771		1,337
High Street HoldCo LLC		Series A-8	10.00% PIK			11/2022		409,637		533
High Street HoldCo LLC		Series A-9	10.00% PIK			11/2022		97,533		127
High Street HoldCo LLC		Series A-10	10.00% PIK			12/2022		253,585		326
High Street HoldCo LLC		Series A-11	10.00% PIK			12/2022		331,611		424
High Street HoldCo LLC		Series A-12	10.00% PIK			02/2023		702,235		891
High Street HoldCo LLC		Series A-13	10.00% PIK			04/2023		214,572		267
High Street HoldCo LLC		Series A-14	10.00% PIK			07/2023		136,546		166
High Street HoldCo LLC		Series A-15	10.00% PIK			07/2023		711,315		862
										21,451		0.44%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00% PIK			12/2020		50		38
Plaskolite PPC Blocker LLC						10/2023		1		—	(j)
Plaskolite PPC Blocker LLC						05/2025		3,271		51	(j)
										89		—%
Sports, Media and Entertainment
CFC Funding LLC			9.75% PIK			07/2023		4,270		4,928
Fever Labs, Inc.						08/2024		59,428		323	(j)
Fever Labs, Inc.			13.50% PIK			06/2025		776		759

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
League One Volleyball, Inc.		Series B				07/2023		194		$2	(j)
League One Volleyball, Inc.						09/2024		67		1	(j)
LiveBarn Inc.	Canada					08/2023		648,925		3,429	(j)
PFL MMA, Inc.		Series E				04/2022		7,823		25	(j)
PRG III, LLC		Class A	10.24% PIK	SOFR (Y)	5.50%	10/2020		2,250		—
										9,467		0.19%
Pharmaceuticals, Biotechnology and Life Sciences
Cardinal Topco Holdings, LP		Class A	8.00% PIK			09/2020		83		121
Cobalt Holdings I, LP			8.00% PIK			10/2021		50		5
Cobalt Intermediate I, Inc.		Series A	13.75% PIK			10/2021		8,582		14,344
										14,470		0.30%
Real Estate Management and Development
QUINTAIN INVESTMENTS HOLDINGS LIMITED	Jersey		11.00%			08/2024		24,530,221		36,592
										36,592		0.75%
Software and Services
Activate holdings (US) Corp.						10/2023		50,000		66	(j)
Banyan Software Intermediate, Inc.			14.00% PIK			01/2025		44,662		46,730
CBTS TopCo, L.P.			8.00% PIK			12/2024		1,100,000		1,078
Cority Parent, Inc.	Canada	Class A-1	9.00% PIK			07/2019		50		276
DCert Preferred Holdings, Inc.		Series A	10.50% PIK			05/2021		22,284		27,801
Diligent Preferred Issuer, Inc.			10.50% PIK			04/2021		1,476		2,165
Eclipse Topco, Inc.			12.50% PIK			09/2024		118		1,304
EZ Elemica Holdings, Inc.						09/2019		50		59	(j)
GSV PracticeTek Holdings, LLC		Class A	8.00% PIK			03/2021		269,272		298
Insightful Science Holdings, LLC			14.00% PIK			04/2021		62,340		2,906
Jams Holdings LP			8.00% PIK			06/2025		139,000		139
Knockout Intermediate Holdings I Inc.			15.03% PIK	SOFR (S)	10.75%	06/2022		4,598		6,858
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Preferred Stock(b)(c)(d)(e) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Magic Topco, L.P.		Class A	9.00% PIK			09/2020		58		$150
ModMed Software Midco Holdings, Inc.			13.00% PIK			04/2025		13,000		12,950
Packers Software Intermediate Holdings, Inc.		Series A	11.00% PIK			11/2020		50		76
Packers Software Intermediate Holdings, Inc.		Series A-2	11.00% PIK			12/2020		18		27
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00% PIK			11/2021		24		32
PCMI Ultimate Holdings, LP			9.00% PIK			03/2025		145		144
Peachtree Parent, Inc.		Series A	13.25% PIK			03/2019		25		57
Sunshine Software Holdings, Inc.		Series A	10.50% PIK			10/2021		15,929		19,792
SuperMoose NewCo, Inc.			15.00% PIK			04/2024		17,961		21,470
Titan DI Preferred Holdings, Inc.			13.50% PIK			02/2020		0		102
Wellington TopCo LP		Class A-2				06/2024		143,000		154	(j)
										144,634		2.98%
Telecommunication Services
6DG TOPCO LIMITED	United Kingdom					02/2024		1,371,829,990		—	(j)
										—		—%
Transportation
Neovia Acquisition, LLC		Class B	18.42% PIK	SOFR (Q)	12.50%	11/2022		718		1,077
										1,077		0.02%
Utilities
Ferrellgas, L.P.			8.96%			03/2021		8,898		9,607
										9,607		0.20%
Total Preferred Stock (Cost $400,181)										395,773		8.15%
Common Stock
Automobiles and Components
Automotive Keys Investor, LLC		Class A				11/2020		62,749		—	(d)(e)(j)
Clarience Technologies, LLC		Class A				02/2024		349		987	(d)(e)(j)
Highline PPC Blocker LLC						11/2020		500		99	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Next Horizon Capital TireCo SPV, LP						03/2025		48,000		$48	(d)(e)(j)
Sun TopCo, LP		Class A				09/2021		1,000		143	(d)(e)(j)
Victory Topco, LP		Class A-2				11/2023		2,510		545	(d)(e)(j)
										1,822		0.04%
Capital Goods
Allclear Group LLC						05/2025		1,146		—	(d)(e)(j)
Dynamic NC Investment Holdings, LP						12/2020		50,000		76	(d)(e)(j)
GB Helios Holdings, L.P.		Series A				05/2024		59		95	(d)(e)(j)
HPCC Parent, Inc.						09/2024		148,775		1,410	(d)(e)(j)
IMPEL CV-B, LP						03/2025		130,381		169	(d)(e)(j)
Kene Holdings, L.P.		Class A				08/2019		50,000		99	(d)(e)(j)
OPH NEP Investment, LLC		Class B				05/2024		2		697	(d)(e)(j)
										2,546		0.05%
Commercial and Professional Services
Bedrock Parent Holdings, LP		Class A				04/2021		644		78	(d)(e)(j)
Bluejack Fire Holdings, LLC						01/2025		195		196	(d)(e)(j)
Capstone Parent Holdings, LP		Class A				11/2020		50		75	(d)(e)(j)
Drogon Aggregator LP		Class A-2				08/2024		186,000		200	(d)(e)(j)
Elliott Metron Co-Investor Aggregator L.P.						10/2022		1,000,000		1,581	(d)(e)(j)
GCM HVAC TOPCO, LLC		Class A				09/2024		756,697		1,130	(e)(j)
KBS Topco, LLC		Class A				03/2024		901,730		—	(d)(e)(f)(j)
KKR Nest Co-Invest L.P.						09/2021		50,000		68	(d)(e)(j)
Laboratories Topco LLC		Class A				07/2021		33,333		—	(d)(e)(j)
Landscape Parallel Partners, L.P.		Class A				12/2021		162		806	(d)(e)(j)
LBC Woodlands Holdings LP		Class A-1				07/2024		108,000		92	(d)(e)(j)
MS Precision Parent, LP						03/2025		179,000		182	(d)(e)(j)
New Insight Holdings, Inc.						07/2024		1,788		36	(d)(e)(f)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
PSP Registrar Co-Investment Fund, L.P.		Class A				08/2021		50		$42	(d)(e)(j)
RC V Tecmo Investor LLC						08/2020		50,000		88	(d)(e)(j)
SSE Parent, LP		Class A-1				06/2020		25		—	(d)(e)(j)
SSE Parent, LP		Class A-2				06/2020		25		—	(d)(e)(j)
Unity Purchaser, LLC						01/2025		358,000		358	(d)(e)(j)
UPBW Blocker, LLC						03/2024		4,700		547	(d)(e)(j)
UPBW Blocker, LLC		Class Ares				09/2024		304		35	(e)(j)
WSC Ultimate Holdings, LLC		Class A				05/2024		95		46	(d)(e)(j)
										5,560		0.11%
Consumer Distribution and Retail
Arko Corp						12/2020		106		1	(d)(j)
Emerald Lake Pearl Acquisition-A, L.P.						07/2021		43,500		73	(d)(e)(j)
Fastsigns Holdings Inc.						03/2019		50		87	(d)(e)(j)
KCAKE Holdings Inc.						05/2021		50		68	(d)(e)(j)
LJ Perimeter Co-Invest, L.P.		Class A				10/2022		50,052		13	(d)(e)(j)
Marcone Yellowstone Holdings, LLC		Class A				06/2021		96		1	(d)(e)(j)
Metis Topco, LP						05/2021		50		68	(d)(e)(j)
REP WWP Coinvest IV, L.P.						01/2023		25,000		—	(d)(e)(j)
Restaurant Produce and Services Blocker, LLC		Tranche B				05/2023		50,000		46	(d)(e)(j)
Shur-Co HoldCo, Inc.						06/2021		500		105	(d)(e)(j)
Stonecourt IV Partners LP						10/2021		2,423,676		1,720	(d)(e)(j)
ZB TopCo LLC						02/2022		50		74	(d)(e)(j)
										2,256		0.05%
Consumer Durables and Apparel
Centric Brands L.P.		Class A				10/2020		21,364		291	(d)(e)(j)
DRS Holdings I, Inc.						11/2019		50		48	(d)(e)(j)
SEP Diamond Fund, L.P.						06/2024		2,314,010		3,572	(d)(e)(j)
										3,911		0.08%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Consumer Services
Aimbridge Topco, LLC						03/2025		11,970		$701	(d)(e)(j)
Apex Service Partners Holdings, LLC		Series B				10/2023		44,263		1,945	(d)(e)(j)
BPCP Pinnacle Holdings, Inc.						10/2024		189		159	(d)(e)(j)
CMG Buyer Holdings, Inc.						05/2022		5		184	(d)(e)(j)
Family First Bidco Limited	United Kingdom					12/2022		176		—	(d)(e)(j)
GS SEER Group Holdings LLC		Class A				04/2023		25		20	(d)(e)(j)
IHS Parent Holdings, L.P.		Class A				12/2022		25,000		30	(d)(e)(j)
KKR Game Changer Co-Invest Feeder II L.P.						06/2024		467,000		535	(d)(e)(j)
LBC Breeze Holdings LLC		Class A				12/2021		50		31	(d)(e)(j)
Leviathan Holdings, L.P.						12/2022		38,000		50	(d)(e)(j)
Meaningful Partners Fitness Ventures Co-Investment LP						07/2024		686,000		829	(d)(e)(j)
Mustang Prospects Holdco, LLC		Class B				09/2024		48,120		19	(d)(e)(j)
Northwinds Services Group LLC						05/2023		60,684		105	(d)(e)(j)
OMERS Mahomes Investment Holdings LLC		Class A				11/2020		16		79	(d)(e)(j)
PestCo Holdings, LLC		Class A				01/2023		2		40	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Rust Investment Sarl	Luxembourg					11/2024		170,559		$—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Rust Investment Sarl	Luxembourg					11/2024		3,354,688		—	(d)(e)(j)
Vertex Service Partners Holdings, LLC		Class B				11/2023		33		47	(d)(e)(j)
ZBS Mechanical Group Co-Invest Fund 2, LLC						10/2021		50,000		145	(d)(e)(j)
ZBS Mechanical Group Co-Invest II Fund 2, LLC						02/2025		4,767		14	(d)(e)(j)
										4,933		0.10%
Energy
Enviva Inc.						12/2024		1,273,882		25,000	(j)
Galileo Co-Investment Trust I	New Zealand					07/2022		50,000		27	(d)(e)(j)
										25,027		0.52%
Financial Services
BCC Blueprint Investments, LLC						09/2021		874,540		1,591	(d)(e)(j)
Constellation Wealth Capital Fund, L.P.						01/2024		560,406		551	(d)(e)(j)
CWC Fund I Co-Invest (AlTi) LP						03/2024		3,276,000		3,706	(d)(e)(j)
CWC Fund I Co-Invest (Prism) LP						03/2024		2,374,000		2,571	(d)(e)(j)
Endeavor TopCo, Inc.		Class A				08/2024		323		437	(d)(e)(j)
GTCR (D) Investors LP						09/2023		39,339		72	(d)(e)(j)
Kelso XI Tailwind Co-Investment, L.P.						09/2023		48,023		65	(d)(e)(j)
Linden Structured Capital Fund II-A LP						07/2024		324,828		250	(d)(e)(j)
PCS Parent, L.P.		Class A				03/2024		80,000		78	(d)(e)(j)
Sera 2021 LLC		Class A				03/2021		4		290	(d)(e)(j)
TPG IX Cardiff CI II, L.P.						12/2024		2,299,421		2,529	(d)(e)(j)
TVG-TMG Holdings, LLC						03/2022		50		—	(d)(e)(j)
The Ultimus Group Aggregator, LP		Class A				02/2019		0		—	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
The Ultimus Group Aggregator, LP		Class B				02/2019		182		$—	(d)(e)(j)
The Ultimus Group, LLC		Class B				02/2019		1,609		3	(d)(e)(j)
WAAM Topco, LLC		Class A				06/2023		41,556		105	(e)(j)
Wellington-Altus Financial Inc.	Canada					08/2024		49,525		2,206	(d)(e)(j)
										14,454		0.30%
Food, Beverage and Tobacco
Forward Keystone Holdings, LP						03/2025		588,000		588	(d)(e)(j)
PPC CHG Blocker LLC						12/2021		1		85	(d)(e)(j)
SBC Aggregator LP						02/2025		1,247		1,389	(d)(e)(j)
										2,062		0.04%
Health Care Equipment and Services
Asclepius Holdings LLC						02/2022		448		—	(d)(e)(j)
AVE Holdings LP		Class A				03/2024		402		—	(d)(e)(j)
AVE Holdings LP		Class C				11/2023		983		—	(d)(e)(j)
BCPE Co-Invest (A), LP		Class A				02/2022		45,000		62	(d)(e)(j)
BVI Group Limited						03/2025		532		632	(d)(e)(j)
CHPPR Holdings Inc.						12/2023		4,700		748	(e)(j)
Crown CT HoldCo Inc.		Class A				03/2022		5		63	(d)(e)(j)
Crown CT Management LLC						03/2022		1		10	(d)(e)(j)
General Atlantic (USU) Blocker Collection Holdco, L.P.						04/2025		305,000		305	(d)(e)(j)
KOLN Co-Invest Unblocked, LP		Class A				03/2023		50		70	(d)(e)(j)
Network Investco BV	Netherlands					07/2022		1,073,830		3,036	(d)(e)(j)
Olympia TopCo, L.P.		Class A				09/2019		50,000		—	(d)(e)(j)
OMERS Bluejay Investment Holdings LP		Class A				07/2018		25		50	(d)(e)(j)
OMERS Wildcats Investment Holdings LLC		Class A				10/2019		216		111	(d)(e)(j)
SiroMed Equity Holdings, LLC						03/2018		3,703		12	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
VPP Group Holdings, L.P.						12/2021		50		$84	(d)(e)(j)
VPP Group Holdings, L.P.		Class A2				03/2023		0		1	(d)(e)(j)
WSHP FC Holdings LLC						07/2022		374		6	(d)(e)(j)
										5,190		0.11%
Household and Personal Products
CDI Holdings I Corp.						12/2021		50		29	(d)(e)(j)
RMCF V CIV XLIV, L.P.						08/2021		54		16	(d)(e)(j)
Silk Holdings I Corp.						05/2023		50		104	(d)(e)(j)
TCI Holdings, LP						11/2024		9,050		1,093	(d)(e)(j)
										1,242		0.03%
Insurance
15484910 Canada Inc.	Canada					04/2025		2,225,693		1,634	(d)(e)(j)
CFCo, LLC		Class B				09/2023		5,035,395		—	(d)(e)(j)
High Street HoldCo LLC		Series A	10.00% PIK			04/2021		88,605		273	(d)(e)
High Street HoldCo LLC		Series C	10.00% PIK			04/2021		563,740		1,736	(d)(e)
INSZ Holdings, LLC						11/2022		31,139		48	(d)(e)(j)
INSZ Holdings, LLC						11/2023		1,073,000		1,651	(d)(e)(j)
Maple Acquisition Holdings, LP		Class A2				11/2023		13,871		309	(d)(e)(j)
MDCP Co-Investors (Jade I), L.P.						06/2025		2,490,000		3,418	(d)(e)(j)
Rocket Co-Invest, SLP	Luxembourg					03/2024		188,027		268	(d)(e)(j)
										9,337		0.19%
Materials
Adonis Acquisition Holdings Parent LLC						02/2025		66,089		2,737	(d)(e)(j)
ASP-r-pac Holdings LP		Class A				12/2021		514		52	(d)(e)(j)
Buckman PPC Co-Invest LP						06/2025		906,000		906	(d)(e)(j)
KNPAK Holdings, LP		Class A				07/2019		100,000		101	(d)(e)(j)
Meyer Parent, LLC						02/2024		12,000		8	(d)(e)(j)
NCP MSI Co-Invest, LP						03/2025		130,000		141	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Novipax Parent Holding Company, L.L.C.		Class C				12/2020		50		$—	(d)(e)(j)
Plaskolite PPC Blocker LLC						12/2018		10		—	(d)(e)(j)
										3,945		0.08%
Sports, Media and Entertainment
County Line South Properties, LLC						12/2024		8		1,689	(d)(e)(j)
Dolphin Center Properties, LLC						12/2024		8		417	(d)(e)(j)
Dundee Eros, LP						11/2024		1,682,452		1,768	(d)(e)(j)
Eagle Football Holdings Limited	United Kingdom					09/2023		14		17	(d)(e)(j)
FinEquity Holdings, LLC						12/2024		8		57,923	(d)(e)(j)
GSM Rights Fund II LP						03/2025		251,849		252	(d)(e)(j)
Sandlot Action Sports, LLC						05/2024		3,384		11	(d)(e)(j)
South Florida Motorsports, LLC						12/2024		8		1,729	(d)(e)(j)
Stadium Coinvest (B)-III, L.P.						02/2025		650,000		762	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class A				06/2021		491,621		683	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class B				06/2021		491,621		683	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class C				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class D				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class E				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class F				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class G				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class H				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg	Class I				06/2021		491,621		682	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg					06/2021		590		41	(d)(e)(j)
Storm Investment S.a.r.l.	Luxembourg					04/2022		25,565		—	(d)(e)(j)
										70,749		1.46%
Pharmaceuticals, Biotechnology and Life Sciences
Cobalt Holdings I, LP		Class A				10/2021		500		45	(d)(e)(j)
Creek Feeder, L.P.						12/2024		1,447,000		1,880	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Gula Co-Invest II, L.P.						04/2025		28		$28	(d)(e)(j)
WCI-BXC Investment Holdings, L.P.						11/2023		126,000		126	(d)(e)(j)
										2,079		0.04%
Real Estate Management and Development
Illinois Investment S.a.r.l.	Luxembourg	Class A				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class B				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class C				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class D				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class E				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class F				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class G				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class H				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg	Class I				09/2021		3,400,700		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					09/2021		4,081		—	(d)(e)(j)
Illinois Investment S.a.r.l.	Luxembourg					05/2022		106,292		—	(d)(e)(j)
										—		—%
Software and Services
APG Holdings, LLC		Class A				01/2020		50,000		33	(d)(e)(j)
Astorg VII Co-Invest ERT	Luxembourg					01/2020		1,208,500		2,714	(d)(e)(j)
Avaya Holdings Corp.						05/2023		78,991		610	(j)
Bobcat Topco, L.P.		Class A-1				06/2023		56,770		54	(d)(e)(j)
Consilio Investment Holdings, L.P.		Series A				09/2022		243		5	(d)(e)(j)
Consilio Investment Holdings, L.P.						05/2021		5,038		96	(d)(e)(j)
Cority Parent, Inc.	Canada	Class B-1				07/2019		47,536		3	(d)(e)(j)
Denali Apexco LP		Class A				09/2021		50,000		96	(d)(e)(j)
Destiny Digital Holdings, L.P.						05/2021		3,076		55	(d)(e)(j)
Eclipse Investor Parent, L.P.		Class A				09/2024		102		109	(d)(e)(j)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Common Stock (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Elliott Alto Co-Investor Aggregator L.P.						09/2022		500,000		$1,480	(d)(e)(j)
EQT IX Co-Investment (E) SCSP						04/2021		5,000		99	(d)(e)(j)
H&F Unite Partners, L.P.						05/2019		50,032		122	(d)(e)(j)
iCapital, Inc.						04/2025		295,434		4,136	(d)(e)(j)
Insight PDI Holdings, LLC		Class A				03/2019		26,548		60	(d)(e)(j)
Magic Topco, L.P.		Class B				09/2020		12,975		—	(d)(e)(j)
Magnesium Co-Invest SCSp	Luxembourg					05/2022		5		58	(d)(e)(j)
Paradigmatic Holdco LLC						08/2024		1,057,325		1,585	(d)(e)(j)
PCMI Ultimate Holdings, LP						03/2025		34,526		—	(d)(e)(j)
RMCF VI CIV XLVIII, L.P.						06/2022		64,827		98	(d)(e)(j)
RMS Group Holdings, Inc.						12/2021		6		30	(d)(e)(j)
Rocket Parent, LLC		Class A				10/2021		74,502		227	(d)(e)(j)
Skywalker TopCo, LLC						11/2020		25,407		141	(d)(e)(j)
Sunshine Software Holdings, Inc.		Class A-1				10/2021		5,000		79	(d)(e)(j)
WP Victors Co-Investment, L.P.						08/2024		461,000		519	(d)(e)(j)
										12,409		0.26%
Technology Hardware and Equipment
PerkinElmer Topco GP, L.L.C.		Class A-2				01/2022		365		53	(d)(e)(j)
Repairify Holdings, LLC		Class A				06/2021		1,655		22	(d)(e)(j)
										75		—%
Transportation
Neovia Acquisition, LLC						11/2022		6		—	(e)(j)
										—		—%
Utilities
Apex Clean Energy TopCo, LLC		Class A				11/2021		149,776		25,212	(d)(e)(j)
										25,212		0.52%
Total Common Stock (Cost $150,854)										192,809		3.97%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(j)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
Commercial and Professional Services
New Insight Holdings, Inc.						07/2024		5,104		$—	(e)(f)
Priority Waste Super Holdings, LLC						08/2023		4,247		483	(e)
Priority Waste Super Holdings, LLC						06/2024		1,937		220	(e)(f)
Visual Edge Technology, Inc.						03/2018		27,334		—	(e)
										703		0.01%
Consumer Distribution and Retail
Arko Corp						12/2020		55		—
										—		—%
Food, Beverage and Tobacco
Gotham Greens Holdings, PBC						06/2022		31,842		—	(e)(f)
										—		—%
Health Care Equipment and Services
Air Medical Buyer Corp						03/2018		122		1	(e)
CHPPR Holdings Inc.						12/2023		13,942		964	(e)
CHPPR Holdings Inc.						12/2023		6,604		336	(e)
CHPPR Holdings Inc.						12/2023		7,625		1,214	(e)
CHPPR Holdings Inc.						12/2023		3,054		486	(e)
GMR Buyer Corp.						12/2021		1,927		17	(e)
GMR Buyer Corp.						05/2024		959,055		8,469	(e)
Nomi Health, Inc.						07/2023		2,174		—	(e)
Nomi Health, Inc.						06/2024		4,857		—	(e)
										11,487		0.24%
Insurance
SelectQuote, Inc.						10/2024		57,965		—	(e)
										—		—%
Sports, Media and Entertainment
Eagle Football Holdings Limited						12/2022		5		22	(e)
Eagle Football Holdings Limited						12/2022		5		7	(e)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Warrants(d)(j) (continued)

Company	Country(a)	Investment	Coupon	Reference	Spread	Acquisition Date	Maturity Date	Shares	Principal Amount(a)	Fair Value(a)		% of Net Assets
League One Volleyball, Inc.						01/2025		8		$—	(e)
PFL MMA, Inc.						01/2021		115,111		—	(e)
PFL MMA, Inc.						11/2022		2,457		—	(e)
										29		—%
Software and Services
ID.me, LLC						01/2025		1,198,188		1,697	(e)
										1,697		0.03%
Total Warrants (Cost $2,641)										13,916		0.29%
Total Investments — (Cost $7,035,669)										7,101,920		146.28%
Other Assets In Excess of Liabilities										(2,246,786)		(46.28)%
Net Assets										$4,855,134		100.00%

(a)  Investment holdings in foreign currencies are converted to U.S. dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. dollars unless otherwise noted.

(b)  Variable rate loans to the Fund's portfolio companies bear interest at a rate that may be determined by reference to the Secured Overnight Financing Rate ("SOFR"), or an alternate base rate such as the Bank Bill Swap Bid Rate ("BBSY"), Bank Bill Benchmark Rate ("BKBM"), Canadian Dollar Offered Rate ("CDOR"), Copenhagen Interbank Offered Rate ("CIBOR"), Euro Interbank Offered Rate ("EURIBOR"), Norwegian Interbank Offered Rate ("NIBOR"), Prime Rate ("PRIME"), Sterling Overnight Index Average ("SONIA"), Stockholm Interbank Offered Rate ("STIBOR") or Warsaw Interbank Offered Rate ("WIBOR"), at the borrower's option, which reset semi-annually (S), quarterly (Q), bi-monthly (B), or monthly (M). SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the "all-in" rate as of June 30, 2025.

(c)  Variable rate coupon rate shown as of June 30, 2025.

(d)  These investments, which as of June 30, 2025 represented 145% of the Fund's net assets or 99% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)  Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 4 to the consolidated financial statements).

(f)  These assets are pledged as collateral under the Fund or the Fund's consolidated subsidiaries' various revolving credit facilities.

(g)  As of June 30, 2025, the Fund had the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
15484880 Canada Inc.	1st Lien Delay Draw Term Loan	$757	$—	$757
15484880 Canada Inc.	1st Lien Revolving Loan	304	(30)	274
15484910 Canada Inc.	1st Lien Delay Draw Term Loan	455	—	455
3 Step Sports LLC	1st Lien Delay Draw Term Loan	1,498	—	1,498
3 Step Sports LLC	1st Lien Revolving Loan	124	(93)	31
760203 N.B. LTD.	1st Lien Revolving Loan	1,471	(1,211)	260
Accession Risk Management Group, Inc.	1st Lien Delay Draw Term Loan	332	—	332
Accession Risk Management Group, Inc.	1st Lien Revolving Loan	136	—	136
Accommodations Plus Technologies LLC	1st Lien Revolving Loan	63	—	63
ACP Avenu Buyer, LLC	1st Lien Delay Draw Term Loan	2,973	—	2,973

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
ACP Avenu Buyer, LLC	1st Lien Revolving Loan	$1,057	$—	$1,057
ACTFY Buyer, Inc.	1st Lien Delay Draw Term Loan	328	—	328
ACTFY Buyer, Inc.	1st Lien Revolving Loan	476	—	476
Activate holdings (US) Corp.	1st Lien Revolving Loan	579	—	579
ADMA BIOLOGICS, INC.	1st Lien Revolving Loan	1	(1)	—
Adonis Acquisition Holdings LLC	1st Lien Delay Draw Term Loan	529	—	529
Adonis Acquisition Holdings LLC	1st Lien Revolving Loan	1	(1)	—
Adonis Bidco, Inc.	1st Lien Delay Draw Term Loan	12,593	—	12,593
Adonis Bidco, Inc.	1st Lien Revolving Loan	5,688	—	5,688
Adonis Financial Funding, LLC	1st Lien Revolving Loan	417	(417)	—
Aduro Advisors, LLC	1st Lien Delay Draw Term Loan	1,006	—	1,006
Aduro Advisors, LLC	1st Lien Revolving Loan	597	—	597
Aerin Medical Inc.	1st Lien Delay Draw Term Loan	1,131	—	1,131
AI Titan Parent, Inc.	1st Lien Delay Draw Term Loan	1,789	—	1,789
AI Titan Parent, Inc.	1st Lien Revolving Loan	1,546	—	1,546
Airx Climate Solutions, Inc.	1st Lien Delay Draw Term Loan	2,160	—	2,160
Airx Climate Solutions, Inc.	1st Lien Revolving Loan	463	—	463
Alcami Corporation	1st Lien Revolving Loan	27	—	27
Aldinger Company	1st Lien Delay Draw Term Loan	343	—	343
Aldinger Company	1st Lien Revolving Loan	304	(81)	223
Align Precision Group, LLC	1st Lien Delay Draw Term Loan	30	—	30
AllClear Military Inc.	1st Lien Delay Draw Term Loan	243	—	243
AllClear Military Inc.	1st Lien Revolving Loan	162	—	162
AMCP Clean Acquisition Company, LLC	1st Lien Delay Draw Term Loan	537	—	537
Anaplan, Inc.	1st Lien Revolving Loan	381	—	381
Andwis Group Limited	1st Lien Delay Draw Term Loan	1,801	—	1,801
Antea Group Holding B.V.	1st Lien Delay Draw Term Loan	1,472	—	1,472
Antenore Bidco SpA	1st Lien Delay Draw Term Loan	1,178	—	1,178
AP Adhesives Holdings, LLC	1st Lien Delay Draw Term Loan	1,235	—	1,235
AP Adhesives Holdings, LLC	1st Lien Revolving Loan	642	(26)	616
Apex Service Partners, LLC	1st Lien Revolving Loan	2,131	—	2,131
Aptean Acquiror Inc.	1st Lien Delay Draw Term Loan	654	—	654
Aptean Acquiror Inc.	1st Lien Revolving Loan	373	—	373
AQ Sage Buyer, LLC	1st Lien Revolving Loan	50	(22)	28
AQ Sunshine, Inc.	1st Lien Delay Draw Term Loan	3,910	—	3,910
AQ Sunshine, Inc.	1st Lien Revolving Loan	1,653	(529)	1,124
Arete Bidco Limited	1st Lien Delay Draw Term Loan	6,874	—	6,874
Artifact Bidco, Inc.	1st Lien Delay Draw Term Loan	282	—	282
Artifact Bidco, Inc.	1st Lien Revolving Loan	252	—	252
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Artivion, Inc.	1st Lien Delay Draw Term Loan	$1,199	$—	$1,199
Artivion, Inc.	1st Lien Revolving Loan	336	(168)	168
ASPIRE BIDCO LIMITED	1st Lien Delay Draw Term Loan	1,775	—	1,775
Aspris Bidco Limited	1st Lien Delay Draw Term Loan	284	—	284
ASP-r-pac Acquisition Co LLC	1st Lien Revolving Loan	839	(478)	361
Astra Service Partners, LLC	1st Lien Delay Draw Term Loan	632	—	632
Astra Service Partners, LLC	1st Lien Revolving Loan	2	1	2
athenahealth Group Inc.	1st Lien Revolving Loan	2,100	—	2,100
Avalign Technologies, Inc.	1st Lien Revolving Loan	250	(75)	175
AX VI INV3 Holding AB	1st Lien Delay Draw Term Loan	4,079	—	4,079
Badia Spices, LLC	1st Lien Revolving Loan	526	—	526
Bamboo Health Holdings, LLC	1st Lien Revolving Loan	212	—	212
Bamboo Purchaser, Inc.	1st Lien Revolving Loan	1	(1)	—
Bamboo US BidCo LLC	1st Lien Delay Draw Term Loan	1,872	—	1,872
Bamboo US BidCo LLC	1st Lien Revolving Loan	1,413	—	1,413
Banyan Software Holdings, LLC	1st Lien Delay Draw Term Loan	3,423	—	3,423
Banyan Software Holdings, LLC	1st Lien Revolving Loan	510	(75)	435
BCPE Pequod Buyer, Inc.	1st Lien Revolving Loan	3,003	—	3,003
Beacon Pointe Harmony, LLC	1st Lien Delay Draw Term Loan	6,106	—	6,106
Beacon Pointe Harmony, LLC	1st Lien Revolving Loan	909	—	909
Beacon Wellness Brands, Inc.	1st Lien Revolving Loan	205	—	205
Bellwether Buyer, L.L.C.	1st Lien Delay Draw Term Loan	1,092	—	1,092
Bellwether Buyer, L.L.C.	1st Lien Revolving Loan	454	—	454
Berner Food & Beverage, LLC	1st Lien Revolving Loan	262	(73)	189
BGI Purchaser, Inc.	1st Lien Delay Draw Term Loan	1,595	—	1,595
BGI Purchaser, Inc.	1st Lien Revolving Loan	4,674	(3,168)	1,506
BGIF IV Fearless Utility Services, Inc.	1st Lien Delay Draw Term Loan	811	—	811
BGIF IV Fearless Utility Services, Inc.	1st Lien Revolving Loan	709	—	709
Bluejack Fire Acquisition, Inc.	1st Lien Delay Draw Term Loan	1,416	—	1,416
Bluejack Fire Acquisition, Inc.	1st Lien Revolving Loan	294	—	294
BNZ TopCo B.V.	Subordinated Delay Draw Term Loan	7,930	—	7,930
Bobcat Purchaser, LLC	1st Lien Revolving Loan	306	—	306
Bottomline Technologies, Inc. and Legal Spend Holdings, LLC	1st Lien Revolving Loan	1,912	—	1,912
BRADYPLUS HOLDINGS, LLC	1st Lien Delay Draw Term Loan	384	—	384
BrightStar Group Holdings, Inc.	1st Lien Revolving Loan	505	(25)	480
Bulab Holdings, Inc.	1st Lien Delay Draw Term Loan	4,996	—	4,996
Bulab Holdings, Inc.	1st Lien Revolving Loan	6,101	—	6,101
Bumble Bidco Limited	1st Lien Delay Draw Term Loan	2,286	—	2,286
Businessolver.com, Inc.	1st Lien Delay Draw Term Loan	111	—	111

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
BVI Medical, Inc.	1st Lien Delay Draw Term Loan	$850	$—	$850
BVI Medical, Inc.	1st Lien Revolving Loan	1,586	—	1,586
Calculus Acquico Sarl	1st Lien Delay Draw Term Loan	1,000	—	1,000
Cambrex Corporation	1st Lien Delay Draw Term Loan	5,454	—	5,454
Cambrex Corporation	1st Lien Revolving Loan	5,889	—	5,889
Cannon Bridge Designated Activity Company	1st Lien Revolving Loan	9,259	(3,182)	6,077
Capnor Connery Bidco A/S	1st Lien Delay Draw Term Loan	219	—	219
Capstone Acquisition Holdings, Inc.	1st Lien Delay Draw Term Loan	518	—	518
Capstone Acquisition Holdings, Inc.	1st Lien Revolving Loan	3,135	—	3,135
Capstone Acquisition Holdings, Inc.	2nd Lien Delay Draw Term Loan	1,668	—	1,668
Captive Resources Midco, LLC	1st Lien Revolving Loan	185	—	185
Cardinal Parent, Inc.	1st Lien Revolving Loan	1	—	1
CBTS BORROWER, LLC	1st Lien Delay Draw Term Loan	1,900	—	1,900
Celnor Group Limited	1st Lien Delay Draw Term Loan	621	—	621
CentralSquare Technologies, LLC	1st Lien Revolving Loan	3,402	—	3,402
Cezanne Bidco	1st Lien Delay Draw Term Loan	4,325	—	4,325
CFG Investments WH Limited	1st Lien Revolving Loan	5,100	(1,643)	3,457
Chariot Buyer LLC	1st Lien Revolving Loan	100	—	100
Chillaton Bidco Limited	1st Lien Delay Draw Term Loan	1,397	—	1,397
City Line Distributors LLC	1st Lien Revolving Loan	2	—	2
Clarion Home Services Group, LLC	1st Lien Revolving Loan	416	(260)	156
Clearstead Advisors, LLC	1st Lien Revolving Loan	34	(15)	19
Cloud Software Group, Inc.	1st Lien Revolving Loan	2,574	—	2,574
CMG HoldCo, LLC	1st Lien Delay Draw Term Loan	1,240	—	1,240
CMG HoldCo, LLC	1st Lien Revolving Loan	1,397	(431)	966
Cobalt Buyer Sub, Inc.	1st Lien Delay Draw Term Loan	2,156	—	2,156
Cobalt Buyer Sub, Inc.	1st Lien Revolving Loan	1,194	(358)	836
Collision SP Subco, LLC	1st Lien Delay Draw Term Loan	773	—	773
Collision SP Subco, LLC	1st Lien Revolving Loan	88	—	88
Compex Legal Services, Inc.	1st Lien Revolving Loan	900	(540)	360
Comprehensive EyeCare Partners, LLC	1st Lien Revolving Loan	1	(1)	—
Confirmasoft AB	1st Lien Delay Draw Term Loan	1,698	—	1,698
Continental Acquisition Holdings, Inc.	1st Lien Revolving Loan	1	(1)	—
Convera International Holdings Limited	1st Lien Revolving Loan	1,777	—	1,777
Cority Software Inc.	1st Lien Revolving Loan	1,504	—	1,504
Cornerstone OnDemand, Inc.	1st Lien Revolving Loan	100	(22)	78
Coupa Holdings, LLC	1st Lien Delay Draw Term Loan	20	—	20
Coupa Holdings, LLC	1st Lien Revolving Loan	1	—	1
CPIG Holdco Inc.	1st Lien Revolving Loan	2	(1)	1

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Cradle Lux Bidco S.a r.l	1st Lien Delay Draw Term Loan	$985	$—	$985
Creek Parent, Inc.	1st Lien Revolving Loan	7,992	—	7,992
Crossco (1469) Limited	1st Lien Delay Draw Term Loan	1,062	—	1,062
Crown CT Parent Inc.	1st Lien Revolving Loan	903	(572)	331
CST Holding Company	1st Lien Revolving Loan	79	—	79
CVP Holdco, Inc.	1st Lien Delay Draw Term Loan	4,160	—	4,160
CVP Holdco, Inc.	1st Lien Revolving Loan	3,539	—	3,539
Databricks, Inc.	1st Lien Delay Draw Term Loan	17	—	17
Datix Bidco Limited	1st Lien Delay Draw Term Loan	891	—	891
Datix Bidco Limited	1st Lien Revolving Loan	1,424	(313)	1,111
Davidson Hotel Company LLC	1st Lien Delay Draw Term Loan	1,041	—	1,041
Davidson Hotel Company LLC	1st Lien Revolving Loan	567	—	567
DecoPac, Inc.	1st Lien Revolving Loan	3,737	(1,038)	2,699
DEDOMENA BIDCO LIMITED	1st Lien Delay Draw Term Loan	403	—	403
Denali Holdco LLC	1st Lien Delay Draw Term Loan	1,394	—	1,394
Denali Holdco LLC	1st Lien Revolving Loan	1,108	—	1,108
DFC Global Facility Borrower III LLC	1st Lien Revolving Loan	29,386	(22,780)	6,606
Diamond Mezzanine 24 LLC	1st Lien Delay Draw Term Loan	198	—	198
Diamond Mezzanine 24 LLC	1st Lien Revolving Loan	321	—	321
Diligent Corporation	1st Lien Delay Draw Term Loan	926	—	926
Diligent Corporation	1st Lien Revolving Loan	669	(50)	619
Divisions Holding Corporation	1st Lien Revolving Loan	99	—	99
Dorado Bidco, Inc.	1st Lien Delay Draw Term Loan	2,232	—	2,232
Dorado Bidco, Inc.	1st Lien Revolving Loan	698	—	698
DOXA Insurance Holdings LLC	1st Lien Delay Draw Term Loan	2,329	—	2,329
DOXA Insurance Holdings LLC	1st Lien Revolving Loan	200	(24)	176
DP Flores Holdings, LLC	1st Lien Delay Draw Term Loan	1,115	—	1,115
DP Flores Holdings, LLC	1st Lien Revolving Loan	513	—	513
Draken Bidco Limited	1st Lien Delay Draw Term Loan	1,440	—	1,440
Drivecentric Holdings, LLC	1st Lien Revolving Loan	518	—	518
Drogon Bidco Inc.	1st Lien Delay Draw Term Loan	722	—	722
Drogon Bidco Inc.	1st Lien Revolving Loan	445	—	445
DRS Holdings III, Inc.	1st Lien Revolving Loan	183	—	183
DuraServ LLC	1st Lien Delay Draw Term Loan	220	—	220
DuraServ LLC	1st Lien Revolving Loan	227	—	227
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolving Loan	1,608	(686)	922
EC Partners Spanish Bidco, S.L.U.	1st Lien Delay Draw Term Loan	654	—	654
ECG Bidco S.A.S.	1st Lien Delay Draw Term Loan	4,851	—	4,851
Echo Purchaser, Inc.	1st Lien Delay Draw Term Loan	179	—	179

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Echo Purchaser, Inc.	1st Lien Revolving Loan	$213	$—	$213
Eclipse Buyer, Inc.	1st Lien Delay Draw Term Loan	7,630	—	7,630
Eclipse Buyer, Inc.	1st Lien Revolving Loan	4,351	—	4,351
Edmunds GovTech, Inc.	1st Lien Delay Draw Term Loan	327	—	327
Edmunds GovTech, Inc.	1st Lien Revolving Loan	64	(32)	32
Einstein Parent, Inc.	1st Lien Revolving Loan	537	—	537
Elemica Parent, Inc.	1st Lien Revolving Loan	1,358	(1,267)	91
Elevation Services Parent Holdings, LLC	1st Lien Revolving Loan	631	(505)	126
EMB Purchaser, Inc.	1st Lien Delay Draw Term Loan	15,711	—	15,711
EMB Purchaser, Inc.	1st Lien Revolving Loan	6,840	—	6,840
Empower Payments Investor, LLC	1st Lien Delay Draw Term Loan	66	—	66
Empower Payments Investor, LLC	1st Lien Revolving Loan	60	—	60
Enverus Holdings, Inc.	1st Lien Delay Draw Term Loan	166	—	166
Enverus Holdings, Inc.	1st Lien Revolving Loan	1,053	(76)	977
Envisage Dental UK Limited	1st Lien Delay Draw Term Loan	3,811	—	3,811
Erasmus Acquisition Holding B.V.	1st Lien Delay Draw Term Loan	742	—	742
eResearchTechnology, Inc.	1st Lien Delay Draw Term Loan	3,915	—	3,915
eResearchTechnology, Inc.	1st Lien Revolving Loan	2,724	—	2,724
ESHA Research, LLC	1st Lien Revolving Loan	76	(50)	26
Essential Services Holding Corporation	1st Lien Delay Draw Term Loan	4,179	—	4,179
Essential Services Holding Corporation	1st Lien Revolving Loan	2,611	(313)	2,298
Eternal Aus Bidco Pty Ltd	1st Lien Delay Draw Term Loan	182	—	182
EuroParcs Topholding B.V.	1st Lien Delay Draw Term Loan	332	—	332
Evolent Health LLC	1st Lien Revolving Loan	4	(2)	2
Excel Fitness Holdings, Inc.	1st Lien Delay Draw Term Loan	122	—	122
Excelitas Technologies Corp.	1st Lien Delay Draw Term Loan	2,092	—	2,092
ExtraHop Networks, Inc.	1st Lien Revolving Loan	420	—	420
Fever Labs, Inc.	1st Lien Delay Draw Term Loan	818	—	818
Fever Labs, Inc.	1st Lien Revolving Loan	3,645	(2,308)	1,337
Finastra USA, Inc.	1st Lien Revolving Loan	2,178	—	2,178
Firebird Acquisition Corp, Inc.	1st Lien Delay Draw Term Loan	1,422	—	1,422
Firebird Acquisition Corp, Inc.	1st Lien Revolving Loan	473	—	473
Fitness Ventures Holdings, Inc.	1st Lien Delay Draw Term Loan	942	—	942
Fitness Ventures Holdings, Inc.	1st Lien Revolving Loan	141	(128)	13
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolving Loan	1,658	—	1,658
Flexential Topco Corporation	1st Lien Revolving Loan	3,000	(3,000)	—
Flint Opco, LLC	1st Lien Delay Draw Term Loan	1,589	—	1,589
Flint Opco, LLC	1st Lien Revolving Loan	1	—	1
Flywheel Acquireco, Inc.	1st Lien Revolving Loan	1,664	(832)	832

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Forward Keystone Holdings, LP	1st Lien Delay Draw Term Loan	$1,302	$—	$1,302
Foundation Consumer Brands, LLC	1st Lien Revolving Loan	788	—	788
Foundation Risk Partners, Corp.	1st Lien Delay Draw Term Loan	157	—	157
Foundation Risk Partners, Corp.	1st Lien Revolving Loan	3,847	—	3,847
Frontline Road Safety Operations, LLC	1st Lien Delay Draw Term Loan	494	—	494
Frontline Road Safety Operations, LLC	1st Lien Revolving Loan	5,513	(1,206)	4,307
Galway Borrower LLC	1st Lien Delay Draw Term Loan	1,128	—	1,128
Galway Borrower LLC	1st Lien Revolving Loan	1,144	(359)	785
Gapco Aiv Interholdco (CP), L.P.	1st Lien Delay Draw Term Loan	4,200	—	4,200
GC Waves Holdings, Inc.	1st Lien Delay Draw Term Loan	3,944	—	3,944
GC Waves Holdings, Inc.	1st Lien Revolving Loan	173	—	173
Generator Buyer, Inc.	1st Lien Delay Draw Term Loan	159	—	159
Generator Buyer, Inc.	1st Lien Revolving Loan	218	(35)	183
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Delay Draw Term Loan	237	—	237
Gestion ABS Bidco Inc./ABS Bidco Holdings Inc.	1st Lien Revolving Loan	73	—	73
GHP-VGS Purchaser LLC	1st Lien Delay Draw Term Loan	926	—	926
GHP-VGS Purchaser LLC	1st Lien Revolving Loan	285	—	285
Global Music Rights, LLC	1st Lien Revolving Loan	6,442	—	6,442
GNZ Energy Bidco Limited	1st Lien Delay Draw Term Loan	1,196	—	1,196
Goldeneye Parent, LLC	1st Lien Revolving Loan	373	—	373
GraphPAD Software, LLC	1st Lien Delay Draw Term Loan	3,948	—	3,948
GraphPAD Software, LLC	1st Lien Revolving Loan	1,836	—	1,836
GS SEER Group Borrower LLC	1st Lien Delay Draw Term Loan	25	—	25
GS SEER Group Borrower LLC	1st Lien Revolving Loan	37	—	37
GSV Purchaser, Inc.	1st Lien Delay Draw Term Loan	2,017	—	2,017
GSV Purchaser, Inc.	1st Lien Revolving Loan	1,202	—	1,202
GTCR Everest Borrower, LLC	1st Lien Revolving Loan	211	—	211
GTCR F Buyer Corp.	1st Lien Delay Draw Term Loan	139	—	139
GTCR F Buyer Corp.	1st Lien Revolving Loan	45	—	45
Guidepoint Security Holdings, LLC	1st Lien Delay Draw Term Loan	295	—	295
Guidepoint Security Holdings, LLC	1st Lien Revolving Loan	200	—	200
Hakken Bidco B.V.	1st Lien Delay Draw Term Loan	739	—	739
Hanger, Inc.	1st Lien Delay Draw Term Loan	58	—	58
Harbourvest Global Private Equity Limited	1st Lien Revolving Loan	24,000	(11,420)	12,580
Heavy Construction Systems Specialists, LLC	1st Lien Revolving Loan	410	—	410
HGC Holdings, LLC	1st Lien Delay Draw Term Loan	11,000	—	11,000
HGC Holdings, LLC	1st Lien Revolving Loan	2,606	—	2,606

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
HH-Stella, Inc.	1st Lien Delay Draw Term Loan	$776	$—	$776
HH-Stella, Inc.	1st Lien Revolving Loan	444	(127)	317
Higginbotham Insurance Agency, Inc.	1st Lien Delay Draw Term Loan	308	—	308
High Street Buyer, Inc.	1st Lien Delay Draw Term Loan	747	—	747
High Street Buyer, Inc.	1st Lien Revolving Loan	688	—	688
Highline Aftermarket Acquisition, LLC	1st Lien Revolving Loan	2	—	2
Hills Distribution, Inc.	1st Lien Delay Draw Term Loan	44	—	44
Hills Distribution, Inc.	1st Lien Revolving Loan	1	(1)	—
Himalaya TopCo LLC	1st Lien Delay Draw Term Loan	12,221	—	12,221
Himalaya TopCo LLC	1st Lien Revolving Loan	9,857	—	9,857
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Delay Draw Term Loan	1,030	—	1,030
Horizon Avionics Buyer, LLC (Horizon CTS Buyer, LLC)	1st Lien Revolving Loan	1,385	(111)	1,274
HP RSS Buyer, Inc.	1st Lien Delay Draw Term Loan	443	—	443
HuFriedy Group Acquisition LLC	1st Lien Delay Draw Term Loan	484	—	484
HuFriedy Group Acquisition LLC	1st Lien Revolving Loan	2,102	(126)	1,976
Hyland Software, Inc.	1st Lien Revolving Loan	594	—	594
Icefall Parent, Inc.	1st Lien Revolving Loan	154	—	154
ID.me, LLC	1st Lien Delay Draw Term Loan	4,617	—	4,617
ID.me, LLC	1st Lien Revolving Loan	2,309	(2,309)	—
IFH Franchisee Holdings, LLC	1st Lien Delay Draw Term Loan	880	—	880
IFH Franchisee Holdings, LLC	1st Lien Revolving Loan	1,737	(1,158)	579
IGEA BIDCO S.P.A	1st Lien Delay Draw Term Loan	1,028	—	1,028
Indigo Acquisition B.V.	1st Lien Delay Draw Term Loan	383	—	383
Infinity Home Services HoldCo, Inc.	1st Lien Delay Draw Term Loan	3,981	—	3,981
Infinity Home Services HoldCo, Inc.	1st Lien Revolving Loan	456	(114)	342
Inszone Mid, LLC	1st Lien Delay Draw Term Loan	8,602	—	8,602
Inszone Mid, LLC	1st Lien Revolving Loan	1,215	—	1,215
Internet Truckstop Group LLC	1st Lien Revolving Loan	302	—	302
IQN Holding Corp.	1st Lien Revolving Loan	629	(461)	168
IRI Group Holdings, Inc.	1st Lien Revolving Loan	1,885	—	1,885
Ivanti Security Holdings LLC	1st Lien Revolving Loan	460	—	460
JAMS Buyer LLC	1st Lien Delay Draw Term Loan	625	—	625
JAMS Buyer LLC	1st Lien Revolving Loan	349	—	349
JMG Group Investments Limited	1st Lien Delay Draw Term Loan	2,922	—	2,922
Kene Acquisition, Inc.	1st Lien Delay Draw Term Loan	713	—	713
Kene Acquisition, Inc.	1st Lien Revolving Loan	265	—	265
Keystone Agency Partners LLC	1st Lien Delay Draw Term Loan	523	—	523
Keystone Agency Partners LLC	1st Lien Revolving Loan	20	—	20

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
King Risk Partners, LLC	1st Lien Delay Draw Term Loan	$1,018	$—	$1,018
King Risk Partners, LLC	1st Lien Revolving Loan	261	—	261
Kings Buyer, LLC	1st Lien Revolving Loan	186	(65)	121
KPS Global LLC	1st Lien Revolving Loan	1,359	—	1,359
Laboratories Bidco LLC	1st Lien Revolving Loan	1,597	(1,376)	221
LBC Woodlands Purchaser LLC	1st Lien Delay Draw Term Loan	564	—	564
LBC Woodlands Purchaser LLC	1st Lien Revolving Loan	611	—	611
League One Volleyball Clubs, LLC	1st Lien Delay Draw Term Loan	2	—	2
LeanTaaS Holdings, Inc.	1st Lien Delay Draw Term Loan	2,809	—	2,809
Legends Hospitality Holding Company, LLC	1st Lien Delay Draw Term Loan	354	—	354
Legends Hospitality Holding Company, LLC	1st Lien Revolving Loan	600	(240)	360
Leviathan Intermediate Holdco, LLC	1st Lien Revolving Loan	13	(6)	7
LGDN Bidco Limited	1st Lien Delay Draw Term Loan	296	—	296
Lightbeam Bidco, Inc.	1st Lien Revolving Loan	1	—	1
LivTech Purchaser, Inc.	1st Lien Delay Draw Term Loan	289	—	289
LivTech Purchaser, Inc.	1st Lien Revolving Loan	384	—	384
Magellan Bidco	1st Lien Delay Draw Term Loan	196	—	196
Majesco	1st Lien Revolving Loan	624	—	624
Maximus BidCo AB	1st Lien Delay Draw Term Loan	7,259	—	7,259
Medlar Bidco Limited	1st Lien Delay Draw Term Loan	1,660	—	1,660
Metatiedot Bidco Oy	1st Lien Delay Draw Term Loan	999	—	999
Metatiedot Bidco Oy	1st Lien Revolving Loan	662	—	662
Meyer Laboratory, LLC	1st Lien Delay Draw Term Loan	107	—	107
Meyer Laboratory, LLC	1st Lien Revolving Loan	190	(133)	57
Modernizing Medicine, Inc.	1st Lien Revolving Loan	2,111	—	2,111
Monica Holdco (US), Inc.	1st Lien Revolving Loan	1,009	—	1,009
Mountaineer Merger Corporation	1st Lien Revolving Loan	5,375	(2,217)	3,158
Mr. Greens Intermediate, LLC	1st Lien Delay Draw Term Loan	865	—	865
Mr. Greens Intermediate, LLC	1st Lien Revolving Loan	146	(34)	112
MRI Software LLC	1st Lien Revolving Loan	541	(30)	511
Msis Holdings, Inc.	1st Lien Delay Draw Term Loan	1,164	—	1,164
Msis Holdings, Inc.	1st Lien Revolving Loan	831	(121)	710
Mustang Prospects Purchaser, LLC	1st Lien Delay Draw Term Loan	328	—	328
Mustang Prospects Purchaser, LLC	1st Lien Revolving Loan	284	(17)	267
NCP-MSI Buyer, Inc.	1st Lien Delay Draw Term Loan	998	—	998
NCP-MSI Buyer, Inc.	1st Lien Revolving Loan	1,031	(266)	765
Nelipak Holding Company	1st Lien Delay Draw Term Loan	1,243	—	1,243
Nelipak Holding Company	1st Lien Revolving Loan	554	(206)	348
Neptune BidCo US Inc.	1st Lien Revolving Loan	2,988	—	2,988

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Netsmart Technologies, Inc.	1st Lien Delay Draw Term Loan	$4,473	$—	$4,473
Netsmart Technologies, Inc.	1st Lien Revolving Loan	5,311	—	5,311
Network Bidco B.V.	1st Lien Delay Draw Term Loan	2,075	—	2,075
New Churchill Holdco LLC	1st Lien Delay Draw Term Loan	542	—	542
New Churchill Holdco LLC	1st Lien Revolving Loan	151	—	151
Next Holdco, LLC	1st Lien Delay Draw Term Loan	255	—	255
Next Holdco, LLC	1st Lien Revolving Loan	37	—	37
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolving Loan	340	(64)	276
North American Science Associates, LLC	1st Lien Revolving Loan	2,499	(2,499)	—
North Haven Fairway Buyer, LLC	1st Lien Delay Draw Term Loan	886	—	886
North Haven Fairway Buyer, LLC	1st Lien Revolving Loan	13	(7)	6
North Haven Stack Buyer, LLC	1st Lien Delay Draw Term Loan	89	—	89
North Haven Stack Buyer, LLC	1st Lien Revolving Loan	545	(232)	313
North Star Acquisitionco, LLC	1st Lien Delay Draw Term Loan	28	—	28
North Star Acquisitionco, LLC	1st Lien Revolving Loan	621	—	621
Northwinds Holding, Inc.	1st Lien Delay Draw Term Loan	631	—	631
Northwinds Holding, Inc.	1st Lien Revolving Loan	965	—	965
Oakbridge Insurance Agency LLC	1st Lien Delay Draw Term Loan	721	—	721
Oakbridge Insurance Agency LLC	1st Lien Revolving Loan	113	(8)	105
Odevo AB	1st Lien Delay Draw Term Loan	540	—	540
OLIFAN GROUP PARTNERS	1st Lien Delay Draw Term Loan	248	—	248
Olympia Acquisition, Inc.	1st Lien Delay Draw Term Loan	54	—	54
Oncourse Warehouse Borrower, LLC	1st Lien Delay Draw Term Loan	21,990	—	21,990
Oncourse Warehouse Borrower, LLC	1st Lien Revolving Loan	2,000	—	2,000
Optio Group Limited	1st Lien Delay Draw Term Loan	1,574	—	1,574
Orange Barrel Media, LLC	1st Lien Delay Draw Term Loan	2,184	—	2,184
Orange Barrel Media, LLC	1st Lien Revolving Loan	2,080	—	2,080
Pallas NZ Funding Trust No. 1	1st Lien Revolving Loan	3,818	(3,818)	—
Panther NewCo	1st Lien Delay Draw Term Loan	6,313	—	6,313
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Delay Draw Term Loan	1,516	—	1,516
Paris US Holdco, Inc. & 1001028292 Ontario Inc.	1st Lien Revolving Loan	1,074	(43)	1,031
Pathstone Family Office LLC	1st Lien Delay Draw Term Loan	722	—	722
Pathstone Family Office LLC	1st Lien Revolving Loan	629	—	629
Patriot Container Corp.	1st Lien Delay Draw Term Loan	1,882	—	1,882
Patriot Growth Insurance Services, LLC	1st Lien Revolving Loan	250	—	250
PCIA SPV-3, LLC	1st Lien Delay Draw Term Loan	227	—	227
PCIA SPV-3, LLC	1st Lien Revolving Loan	321	—	321
PCMI Parent, LLC	1st Lien Revolving Loan	600	—	600

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
PCS Midco, Inc.	1st Lien Delay Draw Term Loan	$173	$—	$173
PCS Midco, Inc.	1st Lien Revolving Loan	75	(6)	69
PDDS Holdco, Inc.	1st Lien Delay Draw Term Loan	38	—	38
PDDS Holdco, Inc.	1st Lien Revolving Loan	58	(17)	41
PDI TA Holdings, Inc.	1st Lien Revolving Loan	185	(74)	111
People Corporation	1st Lien Delay Draw Term Loan	4,368	—	4,368
People Corporation	1st Lien Revolving Loan	659	(412)	247
Perigon Wealth Management, LLC	1st Lien Delay Draw Term Loan	874	—	874
Perigon Wealth Management, LLC	1st Lien Revolving Loan	250	—	250
PestCo, LLC	1st Lien Delay Draw Term Loan	99	—	99
PestCo, LLC	1st Lien Revolving Loan	2	—	2
Phoenix YW Buyer, Inc.	1st Lien Revolving Loan	979	—	979
Pinnacle MEP Intermediate Holdco LLC	1st Lien Delay Draw Term Loan	1,173	—	1,173
Pinnacle MEP Intermediate Holdco LLC	1st Lien Revolving Loan	518	(311)	207
Plaskolite PPC Intermediate II LLC	1st Lien Revolving Loan	2,713	(152)	2,561
Pluralsight, LLC	1st Lien Delay Draw Term Loan	1,322	—	1,322
Pluralsight, LLC	1st Lien Revolving Loan	529	—	529
Poseidon Intermediateco, Inc.	1st Lien Delay Draw Term Loan	229	—	229
Poseidon Intermediateco, Inc.	1st Lien Revolving Loan	118	—	118
PracticeTek Purchaser, LLC	1st Lien Delay Draw Term Loan	2,254	—	2,254
PracticeTek Purchaser, LLC	1st Lien Revolving Loan	2	(1)	1
Precision Concepts International LLC	1st Lien Revolving Loan	312	(91)	221
Premier Specialties, Inc.	1st Lien Revolving Loan	385	(281)	104
Premiere Buyer, LLC	1st Lien Delay Draw Term Loan	321	—	321
Premiere Buyer, LLC	1st Lien Revolving Loan	1,062	—	1,062
Premise Health Holding Corp.	1st Lien Revolving Loan	387	(26)	361
Prime Dental Alliance B.V.	1st Lien Delay Draw Term Loan	480	—	480
Priority Waste Holdings LLC	1st Lien Revolving Loan	2	(2)	—
Project Optimus Bidco Limited	1st Lien Delay Draw Term Loan	699	—	699
Proofpoint, Inc.	1st Lien Revolving Loan	240	—	240
PSC Parent, Inc.	1st Lien Delay Draw Term Loan	593	—	593
PSC Parent, Inc.	1st Lien Revolving Loan	992	(410)	582
PumpTech, LLC	1st Lien Delay Draw Term Loan	1,456	—	1,456
PumpTech, LLC	1st Lien Revolving Loan	455	(61)	394
Pye-Barker Fire & Safety, LLC	1st Lien Delay Draw Term Loan	1,627	—	1,627
Pye-Barker Fire & Safety, LLC	1st Lien Revolving Loan	689	(86)	603
QBS Parent, Inc.	1st Lien Revolving Loan	488	—	488
QF Holdings, Inc.	1st Lien Revolving Loan	317	(21)	296
Quick Quack Car Wash Holdings, LLC	1st Lien Delay Draw Term Loan	731	—	731

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Quick Quack Car Wash Holdings, LLC	1st Lien Revolving Loan	$366	$—	$366
Radius Aerospace Europe Limited	1st Lien Revolving Loan	511	(511)	—
Radius Aerospace, Inc.	1st Lien Revolving Loan	861	(159)	702
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolving Loan	1,679	(720)	959
Raven Acquisition Holdings, LLC	1st Lien Delay Draw Term Loan	644	—	644
Raven Acquisition Holdings, LLC	1st Lien Revolving Loan	1,424	—	1,424
Rawlings Sporting Goods Company, Inc.	1st Lien Revolving Loan	3,148	(447)	2,701
RB Holdings Interco, LLC	1st Lien Revolving Loan	698	(198)	500
Reagent Chemical & Research, LLC	1st Lien Revolving Loan	564	—	564
Reddy Ice LLC	1st Lien Revolving Loan	6,036	(2,471)	3,565
Redwood Services, LP	1st Lien Delay Draw Term Loan	739	—	739
Redwood Services, LP	1st Lien Revolving Loan	318	—	318
Registrar Intermediate, LLC	1st Lien Delay Draw Term Loan	558	—	558
Registrar Intermediate, LLC	1st Lien Revolving Loan	782	(430)	352
Relativity ODA LLC	1st Lien Revolving Loan	2	—	2
Repairify, Inc.	1st Lien Revolving Loan	766	(540)	226
Revalize, Inc.	1st Lien Revolving Loan	227	(182)	45
Revival Animal Health, LLC	1st Lien Delay Draw Term Loan	266	—	266
Revival Animal Health, LLC	1st Lien Revolving Loan	307	(77)	230
RFS Opco LLC	1st Lien Delay Draw Term Loan	307	—	307
Ristretto Bidco B.V.	1st Lien Delay Draw Term Loan	3,887	—	3,887
Ristretto Bidco B.V.	1st Lien Revolving Loan	3,531	—	3,531
RMS Holdco II, LLC	1st Lien Revolving Loan	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolving Loan	312	(189)	123
Roman New Bidco Limited	1st Lien Delay Draw Term Loan	1,419	—	1,419
Royal Borrower, LLC	1st Lien Delay Draw Term Loan	1,345	—	1,345
Royal Borrower, LLC	1st Lien Revolving Loan	805	—	805
Rubicone Bidco Limited	1st Lien Delay Draw Term Loan	511	—	511
Runway Bidco, LLC	1st Lien Delay Draw Term Loan	258	—	258
Runway Bidco, LLC	1st Lien Revolving Loan	116	—	116
RWA Wealth Partners, LLC	1st Lien Delay Draw Term Loan	2,366	—	2,366
RWA Wealth Partners, LLC	1st Lien Revolving Loan	744	(117)	627
Sabseg Group, S.L.	1st Lien Delay Draw Term Loan	10,268	—	10,268
SageSure Holdings, LLC	1st Lien Delay Draw Term Loan	7,492	—	7,492
Saldon Holdings, Inc.	1st Lien Delay Draw Term Loan	235	—	235
Saldon Holdings, Inc.	1st Lien Revolving Loan	469	(117)	352
Sapphire Software Buyer, Inc.	1st Lien Revolving Loan	1,491	—	1,491
Saturn Purchaser Corp.	1st Lien Delay Draw Term Loan	52	—	52
Saturn Purchaser Corp.	1st Lien Revolving Loan	14	—	14

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delay Draw Term Loan	$662	$—	$662
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolving Loan	720	(180)	540
SCM Insurance Services Inc.	1st Lien Revolving Loan	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolving Loan	1,007	—	1,007
Severin Acquisition, LLC	1st Lien Delay Draw Term Loan	7,950	—	7,950
Severin Acquisition, LLC	1st Lien Revolving Loan	5,767	(2,499)	3,268
SG Acquisition, Inc.	1st Lien Revolving Loan	418	—	418
Shermco Intermediate Holdings, Inc.	1st Lien Delay Draw Term Loan	167	—	167
Shermco Intermediate Holdings, Inc.	1st Lien Revolving Loan	2,507	(1,379)	1,128
SIG Parent Holdings, LLC	1st Lien Delay Draw Term Loan	2,068	—	2,068
SIG Parent Holdings, LLC	1st Lien Revolving Loan	667	—	667
Sigma Electric Manufacturing Corporation	1st Lien Revolving Loan	82	(28)	54
Silk Holdings III Corp.	1st Lien Revolving Loan	12,037	(9,322)	2,715
Skyliner S.a r.l.	1st Lien Delay Draw Term Loan	2,150	—	2,150
Slaine Holdings LLC	1st Lien Delay Draw Term Loan	2,422	—	2,422
Slaine Holdings LLC	1st Lien Revolving Loan	438	—	438
Smarsh Inc.	1st Lien Delay Draw Term Loan	896	—	896
Smarsh Inc.	1st Lien Revolving Loan	680	(290)	390
Solar Bidco Limited	1st Lien Delay Draw Term Loan	856	—	856
Spaceship Purchaser, Inc.	1st Lien Delay Draw Term Loan	4,397	—	4,397
Spaceship Purchaser, Inc.	1st Lien Revolving Loan	1,411	—	1,411
Spark Purchaser, Inc.	1st Lien Revolving Loan	281	—	281
Spindrift Beverage Co., Inc.	1st Lien Delay Draw Term Loan	195	—	195
Spindrift Beverage Co., Inc.	1st Lien Revolving Loan	351	(25)	326
Spitfire Bidco Limited	1st Lien Delay Draw Term Loan	5,228	—	5,228
Spruce Bidco II Inc.	1st Lien Revolving Loan	11,657	—	11,657
ST Athena Global LLC	1st Lien Delay Draw Term Loan	174	—	174
ST Athena Global LLC	1st Lien Revolving Loan	696	(238)	458
Steward Partners Global Advisory, LLC	1st Lien Delay Draw Term Loan	644	—	644
Steward Partners Global Advisory, LLC	1st Lien Revolving Loan	86	—	86
Sugar PPC Buyer LLC	1st Lien Delay Draw Term Loan	821	—	821
Sun Acquirer Corp.	1st Lien Delay Draw Term Loan	12,286	—	12,286
Sun Acquirer Corp.	1st Lien Revolving Loan	1,638	—	1,638
Sunbit Receivables Trust IV	1st Lien Revolving Loan	5,060	(3,036)	2,024
Sundance Group Holdings, Inc.	1st Lien Revolving Loan	1	—	1
Sunvair Aerospace Group, Inc.	1st Lien Delay Draw Term Loan	1,528	—	1,528
Sunvair Aerospace Group, Inc.	1st Lien Revolving Loan	653	—	653
Superman Holdings, LLC	1st Lien Delay Draw Term Loan	1,024	—	1,024

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Superman Holdings, LLC	1st Lien Revolving Loan	$1,259	$—	$1,259
Supplying Demand, Inc.	1st Lien Revolving Loan	6,257	(1,216)	5,041
SV Newco 2, Inc.	1st Lien Delay Draw Term Loan	357	—	357
SV Newco 2, Inc.	1st Lien Revolving Loan	588	—	588
Symplr Software Inc.	1st Lien Revolving Loan	1	—	1
Systems Planning and Analysis, Inc.	1st Lien Revolving Loan	1,004	(372)	632
Tandarts Today Holding B.V.	1st Lien Delay Draw Term Loan	1,067	—	1,067
TCI Buyer LLC	1st Lien Delay Draw Term Loan	6,705	—	6,705
TCI Buyer LLC	1st Lien Revolving Loan	3,017	—	3,017
TCP Hawker Intermediate LLC	1st Lien Delay Draw Term Loan	2,683	—	2,683
TCP Hawker Intermediate LLC	1st Lien Revolving Loan	5,995	(3,626)	2,369
Telle Tire & Auto Service, LLC	1st Lien Delay Draw Term Loan	255	—	255
Telle Tire & Auto Service, LLC	1st Lien Revolving Loan	70	—	70
The Hiller Companies, LLC	1st Lien Delay Draw Term Loan	143	—	143
The Hiller Companies, LLC	1st Lien Revolving Loan	965	—	965
The Mather Group, LLC	1st Lien Revolving Loan	750	(285)	465
The Ultimus Group Midco, LLC	1st Lien Delay Draw Term Loan	448	—	448
The Ultimus Group Midco, LLC	1st Lien Revolving Loan	537	—	537
Thermostat Purchaser III, Inc.	1st Lien Revolving Loan	100	(10)	90
Transit Technologies LLC	1st Lien Delay Draw Term Loan	929	—	929
Transit Technologies LLC	1st Lien Revolving Loan	839	—	839
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Delay Draw Term Loan	3,329	—	3,329
Truck-Lite Co., LLC and Ecco Holdings Corp.	1st Lien Revolving Loan	1,474	—	1,474
Truist Insurance Holdings, LLC	1st Lien Revolving Loan	654	—	654
Two Six Labs, LLC	1st Lien Delay Draw Term Loan	3,768	—	3,768
Two Six Labs, LLC	1st Lien Revolving Loan	2,561	(1,229)	1,332
U.S. Urology Partners, LLC	1st Lien Delay Draw Term Loan	361	—	361
U.S. Urology Partners, LLC	1st Lien Revolving Loan	186	—	186
Unifi Aviation North America, LLC	1st Lien Revolving Loan	1	—	1
United Digestive MSO Parent, LLC	1st Lien Delay Draw Term Loan	1,384	—	1,384
United Digestive MSO Parent, LLC	1st Lien Revolving Loan	169	(34)	135
Unity Purchaser, LLC	1st Lien Delay Draw Term Loan	1,455	—	1,455
Unity Purchaser, LLC	1st Lien Revolving Loan	424	—	424
UP Intermediate II LLC	1st Lien Revolving Loan	326	(117)	209
US Salt Investors, LLC	1st Lien Revolving Loan	679	—	679
Vamos Bidco, Inc.	1st Lien Delay Draw Term Loan	1,083	—	1,083
Vamos Bidco, Inc.	1st Lien Revolving Loan	334	—	334
Vantage Data Centers Europe S.a r.l.	1st Lien Delay Draw Term Loan	3,010	—	3,010
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Verista, Inc.	1st Lien Revolving Loan	$2,000	$(167)	$1,833
Vertex Service Partners, LLC	1st Lien Delay Draw Term Loan	4,842	—	4,842
Vertex Service Partners, LLC	1st Lien Revolving Loan	210	(168)	42
Victors Purchaser, LLC	1st Lien Delay Draw Term Loan	2,291	—	2,291
Victors Purchaser, LLC	1st Lien Revolving Loan	2,223	—	2,223
Viper Bidco, Inc.	1st Lien Delay Draw Term Loan	748	—	748
Viper Bidco, Inc.	1st Lien Revolving Loan	618	—	618
Visual Edge Technology, Inc.	1st Lien Delay Draw Term Loan	50	—	50
VPP Intermediate Holdings, LLC	1st Lien Delay Draw Term Loan	1,738	—	1,738
VPP Intermediate Holdings, LLC	1st Lien Revolving Loan	315	—	315
VRC Companies, LLC	1st Lien Revolving Loan	1,342	—	1,342
W.S. Connelly & Co., LLC	1st Lien Delay Draw Term Loan	907	—	907
W.S. Connelly & Co., LLC	1st Lien Revolving Loan	1,778	(762)	1,016
Watermill Express, LLC	1st Lien Delay Draw Term Loan	381	—	381
Watermill Express, LLC	1st Lien Revolving Loan	561	(58)	503
Watt Holdco Limited	1st Lien Delay Draw Term Loan	518	—	518
Waverly Advisors, LLC	1st Lien Delay Draw Term Loan	4,938	—	4,938
Waverly Advisors, LLC	1st Lien Revolving Loan	945	(189)	756
WCI-BXC Purchaser, LLC	1st Lien Revolving Loan	34	—	34
Wealth Enhancement Group, LLC	1st Lien Delay Draw Term Loan	5,249	—	5,249
Wealth Enhancement Group, LLC	1st Lien Revolving Loan	1,378	—	1,378
WebPT, Inc.	1st Lien Revolving Loan	216	(188)	28
Wellington Bidco Inc.	1st Lien Delay Draw Term Loan	653	—	653
Wellington Bidco Inc.	1st Lien Revolving Loan	804	(110)	694
Wellington-Altus Financial Inc.	1st Lien Delay Draw Term Loan	841	—	841
Wellington-Altus Financial Inc.	1st Lien Revolving Loan	336	—	336
Wellness AcquisitionCo, Inc.	1st Lien Revolving Loan	1,500	—	1,500
Wilbur-Ellis Holdings II LLC	1st Lien Revolving Loan	726	(471)	255
Witherslack Bidco Limited	1st Lien Delay Draw Term Loan	3,222	—	3,222
WorkWave Intermediate II, LLC	1st Lien Revolving Loan	460	(101)	359
World Insurance Associates, LLC	1st Lien Delay Draw Term Loan	716	—	716
World Insurance Associates, LLC	1st Lien Revolving Loan	60	—	60
Worldwide Produce Acquisition, LLC	1st Lien Revolving Loan	21	—	21
WRE Sports Investments LLC	1st Lien Delay Draw Term Loan	1,644	—	1,644
WSBidCo Limited	1st Lien Delay Draw Term Loan	2,918	—	2,918
WSHP FC Acquisition LLC	1st Lien Revolving Loan	2,945	(2,757)	188
WU Holdco, Inc.	1st Lien Delay Draw Term Loan	357	—	357
WU Holdco, Inc.	1st Lien Revolving Loan	132	—	132
YE Brands Holdings, LLC	1st Lien Delay Draw Term Loan	104	—	104

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
YE Brands Holdings, LLC	1st Lien Revolving Loan	$297	$—	$297
ZB Holdco LLC	1st Lien Delay Draw Term Loan	1,728	—	1,728
ZB Holdco LLC	1st Lien Revolving Loan	1,074	(494)	580
Zinc Buyer Corporation	1st Lien Delay Draw Term Loan	215	—	215
Zinc Buyer Corporation	1st Lien Revolving Loan	407	(81)	326
		$887,656	$(113,253)	$774,402

(h)  This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(i)  Loan or bond was on non-accrual status as of June 30, 2025.

(j)  Non-income producing security as of June 30, 2025.

(k)  When-Issued or delayed delivery security based on typical market settlement convention for such security.

(l)  The Fund sold a participating interest of CAD $17,093 in aggregate principal amount outstanding of the portfolio company's first lien senior secured revolver. As the transaction did not qualify as a "true sale" in accordance with U.S. generally accepted accounting principles ("GAAP"), the Fund recorded a corresponding secured borrowing of $16,996 at fair value, included in "accrued expenses and other payables" in the consolidated statement of assets and liabilities. As of June 30, 2025, the interest rate in effect for the secured borrowing was 13.07%.

As of June 30, 2025, the aggregate cost of securities for federal income tax purposes was $7,050,850. Unrealized appreciation and depreciation on investments for federal income tax purposes are as follows:

Gross unrealized appreciation	$231,133
Gross unrealized depreciation	(193,783)
Net unrealized depreciation	$37,350

Forward currency contracts as of June 30, 2025 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Foreign currency forward contract	$224,715		€190,452	Morgan Stanley Capital Services LLC	July 25, 2025	$(6,920)
Foreign currency forward contract	$148,913		£108,475	Goldman Sachs International	July 25, 2025	(4,640)
Foreign currency forward contract	$142,171		£103,563	Morgan Stanley Capital Services LLC	July 25, 2025	(4,228)
Foreign currency forward contract	$132,502		€112,299	Goldman Sachs International	July 25, 2025	(4,482)
Foreign currency forward contract	€40,331	SEK	380,950	Goldman Sachs International	July 25, 2025	(575)
Foreign currency forward contract	$24,223	CAD	32,956	Goldman Sachs International	July 18, 2025	8
Foreign currency forward contract	$24,135	NOK	243,235	Morgan Stanley Capital Services LLC	July 25, 2025	(786)
Foreign currency forward contract	$23,280	CAD	31,660	Morgan Stanley Capital Services LLC	July 25, 2025	(371)
Foreign currency forward contract	$15,921	CAD	21,651	Goldman Sachs International	July 25, 2025	(502)
Foreign currency forward contract	$12,498	DKK	79,010	Morgan Stanley Capital Services LLC	July 25, 2025	(396)
Foreign currency forward contract	$11,784	NZD	19,317	Goldman Sachs International	July 25, 2025	(200)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Foreign currency forward contract	$6,973		¥1,001,315	Morgan Stanley Capital Services LLC	July 25, 2025	$119
Foreign currency forward contract	$6,327	DKK	40,000	Goldman Sachs International	July 25, 2025	(206)
Foreign currency forward contract	$4,764	SEK	45,000	Morgan Stanley Capital Services LLC	July 25, 2025	(55)
Foreign currency forward contract	$4,629		£3,371	Goldman Sachs International	August 21, 2026	(458)
Foreign currency forward contract	$4,273	NZD	7,008	Morgan Stanley Capital Services LLC	July 17, 2025	(114)
Foreign currency forward contract	$4,259	AUD	6,469	Morgan Stanley Capital Services LLC	July 17, 2025	(122)
Foreign currency forward contract	$4,166	PLN	15,023	Goldman Sachs International	July 25, 2025	(176)
Foreign currency forward contract	£3,785		$5,196	Goldman Sachs International	July 25, 2025	133
Foreign currency forward contract	$1,966		€2,320	Morgan Stanley Capital Services LLC	July 25, 2025	92
Foreign currency forward contract	$1,258	AUD	1,911	Morgan Stanley Capital Services LLC	July 25, 2025	(35)
Foreign currency forward contract	$1,247		$1,712	Morgan Stanley Capital Services LLC	July 25, 2025	42
Foreign currency forward contract	$972		€824	Morgan Stanley Capital Services LLC	July 17, 2025	(34)
Foreign currency forward contract	€824		$972	Morgan Stanley Capital Services LLC	July 17, 2025	39
Foreign currency forward contract	$635	NOK	6,400	Goldman Sachs International	July 25, 2025	(22)
Foreign currency forward contract	$14		€13	Goldman Sachs International	July 7, 2025	(1)
Total						$(23,890)

Interest rate swaps as of June 30, 2025 were as follows:

Description	MRPS	Fund Receives	Fund Pays	Counterparty	Maturity Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Change in Unrealized Appreciation/ (Depreciation)
Interest rate swap	Series H MRPS	6.250%	SOFR +1.7420%	Goldman Sachs International	06/07/2027	$100,000	$1,770	$—	$205
Interest rate swap	Series I MRPS	6.350%	SOFR +2.0865%	Goldman Sachs International	06/07/2029	50,000	1,441	—	413
Interest rate swap	Series J MRPS	6.350%	SOFR +2.0895%	Goldman Sachs International	07/03/2029	50,000	1,462	—	420
Interest rate swap	Series K MRPS	5.940%	SOFR +1.9950%	Goldman Sachs International	01/15/2030	150,000	2,769	—	1,477
Interest rate swap	Series L MRPS	6.070%	SOFR +2.1530%	Goldman Sachs International	04/14/2032	150,000	2,781	—	1,467
Total						$500,000	$10,223	$—	$3,982

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Purchased options outstanding as of June 30, 2025 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$30	08/20/2025	Goldman Sachs International	$962	$82	$57
Total Purchased Options on Equity Indices					$82	$57

Written options outstanding as of June 30, 2025 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
Call-Chicago Board Options Exchange-VIX US	$40	08/20/2025	Goldman Sachs International	$(962)	$(47)	$(32)
Total Written Options					$(47)	$(32)

Swaps outstanding as of June 30, 2025 were as follows:

Swaps: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S41 5Y	Q	5.00%	12/20/2028	ICE	$10,395	$(781)	$(618)	$(163)
CDX HY S44		—%	09/17/2025	ICE	$3,250	9	28	(19)
Total Swaps — Buy Protection: Centrally Cleared or Exchange Traded						$(772)	$(590)	$(182)

Credit Default Swaps on Credit Indices — Sell Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S44		—%	09/17/2025	ICE	$(3,250)	$(4)	$(10)	$6
Total Swaps — Buy Protection: Centrally Cleared or Exchange Traded						$(4)	$(10)	$6

Swaps: Over the Counter

Credit Default Swaps on Credit Indices — Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY S39 Tranche 15-25	Q	5.00%	12/20/2027	Goldman Sachs International	$4,945	$(436)	$(308)	$(128)
CMBX.NA.BBB—S9	M	3.00%	09/17/2058	Goldman Sachs International	1,030	177	246	(69)
Total Swaps — Buy Protection: Over the Counter						$(259)	$(62)	$(197)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Schedule of Investments (continued)

June 30, 2025 (Unaudited)

(in thousands, except shares, percentages and as otherwise noted)

Credit Default Swaps on Credit Indices — Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SRT CDS Tranche 95.12-99.23	M	5.25%	09/30/2031	Goldman Sachs International	$—	$1	$—	$1
Total Swaps — Sell Protection: Over the Counter						$1	$—	$1

(1)  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)  The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap.

(3)  The quoted market prices and resulting values for credit default swaps on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Abbreviations:

144A  Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Currencies:

€  Euro Currency

£  British Pounds

$  U.S. Dollars

AUD  Australian Dollars

CAD  Canadian Dollars

DKK  Danish Krone

GBP  British Pounds

NOK  Norwegian Krone

NZD  New Zealand Dollars

PLN  Polish Zloty

SEK  Swedish Krone

USD  U.S. Dollars

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities

June 30, 2025 (Unaudited)
(in thousands)

Assets:
Investments in unaffiliated issuers, at fair value (cost $7,035,669)	$7,101,920
Derivatives	10,891
Cash	120,314
Cash denominated in foreign currency, at value (cost $14,990)	15,040
Due from brokers	82,057
Receivable for common shares issued by the Fund	46,331
Receivable for securities sold	80,262
Interest and dividend receivable	54,165
Other assets	16,244
Total assets	$7,527,224
Liabilities:
Debt	$1,390,689
Mandatory redeemable preferred shares (liquidation preference $1,070,000, net of unamortized deferred issuance costs of $6,889)	1,063,111
Derivatives	24,791
Payable for securities purchased	88,543
Interest and facility fees payable	20,579
Accrued expenses and other payables	84,377
Total liabilities	2,672,090
Commitments and contingencies (See Note 2)
Net assets	$4,855,134
Net assets consist of:
Paid-in capital	$4,842,599
Accumulated undistributed earnings	12,535
Net assets	$4,855,134

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2025 (Unaudited)
(in thousands, except per share data)

Common shares:
Class A:
Net Assets	$82,548
Shares Outstanding ($.001 par value; unlimited shares authorized)	3,294
Net Asset Value Per Share	$25.06
Maximum Offering Price Per Share	$26.59
Class C:
Net Assets	$69,103
Shares Outstanding ($.001 par value; unlimited shares authorized)	2,774
Net Asset Value Per Share	$24.91
Class I:
Net Assets	$3,845,246
Shares Outstanding ($.001 par value; unlimited shares authorized)	151,930
Net Asset Value Per Share	$25.31
Class L:
Net Assets	$13,006
Shares Outstanding ($.001 par value; unlimited shares authorized)	517
Net Asset Value Per Share	$25.14
Maximum Offering Price Per Share	$26.25
Class U:
Net Assets	$665,542
Shares Outstanding ($.001 par value; unlimited shares authorized)	26,413
Net Asset Value Per Share	$25.20
Class U-2:
Net Assets	$144,522
Shares Outstanding ($.001 par value; unlimited shares authorized)	5,742
Net Asset Value Per Share	$25.17
Maximum Offering Price Per Share	$25.81
Class W:
Net Assets	$35,167
Shares Outstanding ($.001 par value; unlimited shares authorized)	1,388
Net Asset Value Per Share	$25.33
Maximum Offering Price Per Share	$26.11

See accompanying notes to consolidated financial statements.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Statement of Operations

For the six months ended June 30, 2025 (Unaudited)
(in thousands)

Investment income:
Interest income (excluding payment-in-kind ("PIK") interest income)	$292,686
PIK interest income	21,699
Dividend income (excluding PIK dividend income)	2,363
PIK dividend income	20,098
Total investment income	336,846
Expenses:
Management fee (Note 3)	42,384
Incentive fee (Note 3)	31,765
Interest and credit facility fees (Note 6 and 7)	70,818
Shareholder service expense and distribution fees (Note 3)	3,417
Other expenses	8,326
Total operating expenses	156,710
Tax expenses (Note 10)	564
Total expenses	157,274
Net investment income	179,572
Realized and unrealized gains (losses) on investments, foreign currency and derivative contracts
Net realized losses on investments	(23,526)
Net realized losses on securities sold short	(16)
Net realized losses on derivative contracts	(35,607)
Net realized gains on foreign currency	5,792
Net unrealized gains on investments	115,529
Net unrealized gains on securities sold short	34
Net unrealized losses on derivative contracts	(34,744)
Net unrealized losses on foreign currency	(28,380)
Net realized and unrealized losses on investments, foreign currency and other transactions	(918)
Net increase in net assets resulting from operations	$178,654

See accompanying notes to consolidated financial statements.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets

(in thousands)

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Increase (decrease) in net assets from operations:
Net investment income	$179,572	$343,398
Net realized losses on investments, foreign currency and other transactions	(53,357)	(28,430)
Net unrealized gains on investments, foreign currency and other transactions	52,439	44,746
Net increase from operations	178,654	359,714
Distributions to shareholders from (Note 2):
Distributed earnings — Class A	(3,409)	(7,211)
Distributed earnings — Class C	(2,568)	(6,150)
Distributed earnings — Class I	(148,086)	(267,847)
Distributed earnings — Class L	(500)	(1,052)
Distributed earnings — Class U	(23,909)	(45,625)
Distributed earnings — Class U-2	(5,277)	(9,994)
Distributed earnings — Class W	(1,373)	(3,023)
Total distributions	(185,122)	(340,902)
Increase (decrease) in net assets from operations and distributions	(6,468)	18,812
Share transactions:
Class A:
Proceeds of shares issued	12,744	31,431
Share transfers between classes	(13,872)	(575)
Value of distributions reinvested	545	1,169
Cost of shares repurchased	(6,704)	(10,562)
Net increase (decrease) from share operations	(7,287)	21,463
Class C:
Proceeds of shares issued	2,221	8,677
Share transfers between classes	(3,756)	(8,251)
Value of distributions reinvested	1,149	2,739
Cost of shares repurchased	(3,694)	(9,629)
Net decrease from share operations	(4,080)	(6,464)
Class I:
Proceeds of shares issued	601,774	1,191,935
Share transfers between classes	22,683	9,428
Value of distributions reinvested	27,957	51,863
Cost of shares repurchased	(180,887)	(320,783)
Net increase from share operations	471,527	932,443
Class L:
Proceeds of shares issued	838	1,196
Share transfers between classes	—	(287)
Value of distributions reinvested	349	737
Cost of shares repurchased	(709)	(448)
Net increase from share operations	478	1,198

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Statements of Changes in Net Assets (continued)

(in thousands)

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024
Class U:
Proceeds of shares issued	52,832	127,230
Share transfers between classes	(4,992)	1,645
Value of distributions reinvested	17,293	33,706
Cost of shares repurchased	(13,531)	(28,072)
Net increase from share operations	51,602	134,509
Class U-2:
Proceeds of shares issued	17,276	35,734
Share transfers between classes	(63)	(1,960)
Value of distributions reinvested	3,750	7,464
Cost of shares repurchased	(9,869)	(14,969)
Net increase from share operations	11,094	26,269
Class W:
Value of distributions reinvested	918	2,042
Cost of shares repurchased	(956)	(1,186)
Net increase (decrease) from share operations	(38)	856
Total increase in net assets	516,828	1,129,086
Net Assets, beginning of period	4,338,306	3,209,220
Net Assets, end of period	$4,855,134	$4,338,306

See accompanying notes to consolidated financial statements.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Consolidated Statement of Cash Flows

For the six months ended June 30, 2025 (Unaudited)
(in thousands)

Operating activities:
Net increase in net assets resulting from operations	$178,654
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(1,793,395)
Proceeds from the sale of investments	1,095,736
Purchases to cover securities sold short	(1,695)
Purchases of derivative contracts	(35,755)
Proceeds from the sale of derivative contracts	90
Amortization and accretion of discounts and premiums, net	(10,803)
Net realized and unrealized gains on investments	(92,003)
Net realized and unrealized gains on securities sold short	(18)
Net realized and unrealized losses on derivative contracts	70,351
Net realized and unrealized losses on foreign currency	22,588
Amortization of debt issuance cost	3,106
PIK interest	(21,699)
PIK dividends	(20,098)
Collections of PIK interest	1,766
Collections of PIK dividends	2,957
Changes in operating assets and liabilities:
Due from brokers	(34,482)
Interest and dividend receivable	(6,598)
Other assets	(331)
Interest and facility fees payable	1,692
Accrued expenses and other payables	9,915
Net cash used in operating activities	(630,022)
Financing activities:
Borrowings on debt	1,031,000
Repayments of debt	(1,062,468)
Proceeds from issuance of mandatory redeemable preferred shares	300,000
Deferred debt and mandatory redeemable preferred shares issuance costs	(5,341)
Proceeds of common shares issued	677,549
Cost of common shares repurchased	(216,350)
Distributions to shareholders	(185,122)
Value of distributions reinvested	51,961
Net cash provided by financing activities	591,229
Change in Cash	(38,793)
Cash, Beginning of Period	174,147
Cash, End of Period	$135,354
Supplemental disclosure of cash flow information:
Cash paid for interest on mandatory redeemable preferred shares and credit facilities during the period	$65,394
Cash paid for taxes during the period	$3,501

See accompanying notes to consolidated financial statements.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Class A
Per share data:
Net asset value, beginning of period	$25.09		$24.96		$23.86		$25.75		$25.13
Income from investment operations:
Net investment income(a)	0.99		2.27		2.50		1.62		1.46
Net realized and unrealized gains (losses)	(0.01)		0.11		0.61		(2.09)		0.55
Total income (loss) from investment operations	0.98		2.38		3.11		(0.47)		2.01
Less distributions declared to shareholders:
From net investment income	(1.01)		(2.25)		(2.01)		(1.42)		(1.39)
Total distributions	(1.01)		(2.25)		(2.01)		(1.42)		(1.39)
Net asset value, end of period	$25.06		$25.09		$24.96		$23.86		$25.75
Total return, excluding expense support(b)	3.98%		9.91%		13.53%		(1.70)%		8.93%
Total return, including expense support(b)	3.98%		9.91%		13.53%		(1.84)%		8.21%
Ratios to average net assets/supplemental data:
Net assets, end of period	$82,548		$90,043		$68,153		$58,829		$62,031
Including interest expense:
Expenses, excluding expense support(d)(g)	7.11	%(h)	7.13	%(h)	6.97	%(h)	4.92	%(h)	3.11	%(h)
Expenses, including expense support(d)(f)(g)	7.11	%(h)	7.13	%(h)	6.97	%(h)	5.06	%(h)	3.83	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.95%		4.25%		4.40%		3.40%		2.46%
Expenses, including expense support(d)(f)(g)	3.95%		4.25%		4.40%		3.54%		3.18%
Net investment income(d)	7.94%		9.05%		10.25%		6.53%		5.72%
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from January 26, 2017 to October 31, 2017
Class A
Per share data:
Net asset value, beginning of period	$25.93	$25.44		$25.80	$25.25	$25.00
Income from investment operations:
Net investment income(a)	1.40	0.23		1.39	1.52	0.86
Net realized and unrealized gains (losses)	(0.80)	0.49		(0.36)	0.42	0.44
Total income from investment operations	0.60	0.72		1.03	1.94	1.30
Less distributions declared to shareholders:
From net investment income	(1.40)	(0.23)		(1.39)	(1.39)	(0.86)
From net realized gains on investments	—	—		—	—	(0.12)
From net unrealized gains on investments and foreign currency	—	—		—	—	(0.07)
Total distributions	(1.40)	(0.23)		(1.39)	(1.39)	(1.05)
Net asset value, end of period	$25.13	$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	3.61%	2.86	%(c)	4.37%	(2.44)%	(37.12	)%(c)
Total return, including expense support(d)	2.77%	2.86	%(c)	4.10%	7.91%	5.32	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$58,881	$60,203		$54,386	$37,915	$12,865
Including interest expense:
Expenses, excluding expense support(e)(h)	3.44%	4.01	%(f)	4.03%	5.98%	58.85	%(f)
Expenses, including expense support(e)(g)(h)	4.28%	4.01	%(f)	4.30%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.90%	3.33	%(f)	3.38%	5.97%	58.85	%(f)
Expenses, including expense support(g)(h)	3.73%	3.33	%(f)	3.65%	0.33%	0.00	%(f)
Net investment income(e)	5.86%	5.27	%(f)	5.56%	5.91%	4.48	%(f)
Portfolio turnover rate	59.77%	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2025.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan, (the "DRIP"). Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by CION Ares Management, LLC (the "Adviser").

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Base management fee	1.89%	1.81%	1.82%	1.77%	1.58%
Income based incentive fee	1.41%	1.59%	1.77%	0.79%	—%
Cost of borrowing	3.17%	2.88%	2.57%	1.52%	0.65%
Net expense support	—%	—%	—%	0.14%	0.72%
Other operating expenses	0.64%	0.85%	0.81%	0.84%	0.88%
Total operating expenses	7.11%	7.13%	6.97%	5.06%	3.83%
	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from January 26, 2017 to October 31, 2017
Base management fee	1.56%	1.56%	1.47%	1.49%	1.49%
Income based incentive fee	—%	—%	—%	—%	—%
Cost of borrowing	0.54%	0.68%	0.65%	—%	—%
Net expense support	0.84%	—%	0.27%	(5.91)%	(56.68)%
Other operating expenses	1.35%	1.77%	1.91%	4.76%	55.19%
Total operating expenses	4.28%	4.01%	4.30%	0.34%	—%

(h)  Includes stated dividends and amortization of deferred issuance costs on the mandatory redeemable preferred shares ("MRPS"). See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Class C
Per share data:
Net asset value, beginning of period	$24.93		$24.77		$23.66		$25.65		$25.05
Income from investment operations:
Net investment income(a)	0.89		2.11		2.32		1.48		1.43
Net realized and unrealized gains (losses)	(0.01)		0.10		0.60		(2.08)		0.56
Total income (loss) from investment operations	0.88		2.21		2.92		(0.60)		1.99
Less distributions declared to shareholders:
From net investment income	(0.90)		(2.05)		(1.81)		(1.39)		(1.39)
Total distributions	(0.90)		(2.05)		(1.81)		(1.39)		(1.39)
Net asset value, end of period	$24.91		$24.93		$24.77		$23.66		$25.65
Total return, excluding expense support(b)	3.64%		9.24%		12.80%		(2.31)%		8.20%
Total return, including expense support(b)	3.64%		9.24%		12.80%		(2.42)%		8.16%
Ratios to average net assets/supplemental data:
Net assets, end of period	$69,103		$73,279		$79,242		$73,573		$77,361
Including interest expense:
Expenses, excluding expense support(d)(g)	7.76	%(h)	7.75	%(h)	7.62	%(h)	5.50	%(h)	3.87	%(h)
Expenses, including expense support(d)(f)(g)	7.76	%(h)	7.75	%(h)	7.62	%(h)	5.61	%(h)	3.91	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.59%		4.90%		5.05%		3.98%		3.22%
Expenses, including expense support(d)(f)(g)	4.59%		4.90%		5.05%		4.09%		3.26%
Net investment income(d)	7.31%		8.47%		9.59%		5.99%		5.65%
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from July 12, 2017 (commencement of operations) to October 31, 2017
Class C
Per share data:
Net asset value, beginning of period	$25.90	$25.44		$25.80	$25.25	$24.95
Income from investment operations:
Net investment income(a)	1.35	0.19		1.39	1.52	0.39
Net realized and unrealized gains (losses)	(0.80)	0.50		(0.36)	0.42	0.33
Total income from investment operations	0.55	0.69		1.03	1.94	0.72
Less distributions declared to shareholders:
From net investment income	(1.40)	(0.23)		(1.39)	(1.39)	(0.39)
From net realized gains on investments	—	—		—	—	(0.02)
From net unrealized gains on investments and foreign currency	—	—		—	—	(0.01)
Total distributions	(1.40)	(0.23)		(1.39)	(1.39)	(0.42)
Net asset value, end of period	$25.05	$25.90		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	2.81%	2.74	%(c)	3.70%	(3.19)%	(3.56	)%(c)
Total return, including expense support(d)	2.57%	2.74	%(c)	4.10%	7.91%	2.95	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$68,039	$65,779		$59,912	$29,868	$3,898
Including interest expense:
Expenses, excluding expense support(e)	4.18%	4.76	%(f)	4.82%	6.73%	25.59	%(f)
Expenses, including expense support(e)(g)	4.41%	4.76	%(f)	4.42%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support	3.64%	4.07	%(f)	4.15%	6.72%	22.59	%(f)
Expenses, including expense support(g)	3.88%	4.07	%(f)	3.75%	0.33%	0.00	%(f)
Net investment income(e)	5.66%	4.52	%(f)	5.48%	5.91%	5.17	%(f)
Portfolio turnover rate	59.77%	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2025.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Base management fee	1.90%	1.80%	1.82%	1.77%	1.58%
Income based incentive fee	1.30%	1.49%	1.66%	0.61%	—%
Cost of borrowing	3.17%	2.85%	2.57%	1.52%	0.65%
Net expense support	—%	—%	—%	0.11%	0.04%
Other operating expenses	1.39%	1.61%	1.57%	1.60%	1.64%
Total operating expenses	7.76%	7.75%	7.62%	5.61%	3.91%
	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from July 12, 2017 (commencement of operations) to October 31, 2017
Base management fee	1.56%	1.56%	1.47%	1.49%	1.49%
Income based incentive fee	—%	—%	—%	—%	—%
Cost of borrowing	0.52%	0.68%	0.67%	—%	—%
Net expense support	0.24%	—%	(0.40)%	(6.20)%	(33.93)%
Other operating expenses	2.09%	2.52%	2.67%	5.05%	32.44%
Total operating expenses	4.41%	4.76%	4.42%	0.34%	—%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Class I
Per share data:
Net asset value, beginning of period	$25.36		$25.23		$24.12		$26.01		$25.22
Income from investment operations:
Net investment income(a)	1.01		2.35		2.58		1.73		1.62
Net realized and unrealized gains (losses)	(0.01)		0.11		0.62		(2.14)		0.56
Total income (loss) from investment operations	1.00		2.46		3.20		(0.41)		2.18
Less distributions declared to shareholders:
From net investment income	(1.05)		(2.33)		(2.09)		(1.48)		(1.39)
Total distributions	(1.05)		(2.33)		(2.09)		(1.48)		(1.39)
Net asset value, end of period	$25.31		$25.36		$25.23		$24.12		$26.01
Total return, excluding expense support(b)	4.05%		10.17%		13.79%		(1.62)%		8.90%
Total return, including expense support(b)	4.05%		10.17%		13.79%		(1.62)%		8.87%
Ratios to average net assets/supplemental data:
Net assets, end of period	$3,845,246		$3,378,787		$2,432,547		$1,819,625		$1,339,092
Including interest expense:
Expenses, excluding expense support(d)(g)	6.92	%(h)	6.92	%(h)	6.75	%(h)	4.87	%(h)	3.25	%(h)
Expenses, including expense support(d)(f)(g)	6.92	%(h)	6.92	%(h)	6.75	%(h)	4.87	%(h)	3.28	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.74%		4.03%		4.18%		3.32%		2.56%
Expenses, including expense support(d)(f)(g)	3.74%		4.03%		4.18%		3.32%		2.59%
Net investment income(d)	8.18%		9.26%		10.50%		6.92%		6.34%
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from July 12, 2017 (commencement of operations) to October 31, 2017
Class I
Per share data:
Net asset value, beginning of period	$25.93	$25.44		$25.80	$25.25	$24.95
Income from investment operations:
Net investment income(a)	1.49	0.23		1.39	1.52	0.40
Net realized and unrealized gains (losses)	(0.80)	0.49		(0.36)	0.42	0.32
Total income from investment operations	0.69	0.72		1.03	1.94	0.72
Less distributions declared to shareholders:
From net investment income	(1.40)	(0.23)		(1.39)	(1.39)	(0.40)
From net realized gains on investments	—	—		—	—	(0.01)
From net unrealized gains on investments and foreign currency	—	—		—	—	(0.01)
Total distributions	(1.40)	(0.23)		(1.39)	(1.39)	(0.42)
Net asset value, end of period	$25.22	$25.93		$25.44	$25.80	$25.25
Total return, excluding expense support(b)	3.55%	2.88	%(c)	4.78%	(2.19)%	(2.49	)%(c)
Total return, including expense support(d)	3.12%	2.86	%(c)	4.10%	7.91%	2.95	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$603,536	$354,144		$298,481	$111,705	$6,048
Including interest expense:
Expenses, excluding expense support(e)(h)	3.50%	3.74	%(f)	3.87%	5.73%	18.62	%(f)
Expenses, including expense support(e)(g)(h)	3.93%	3.87	%(f)	4.55%	0.34%	0.00	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	2.97%	3.06	%(f)	3.17%	5.71%	18.62	%(f)
Expenses, including expense support(g)(h)	3.39%	3.19	%(f)	3.85%	0.32%	0.00	%(f)
Net investment income(e)	6.24%	5.44	%(f)	5.38%	5.91%	5.19	%(f)
Portfolio turnover rate	59.77%	5.42	%(c)	63.58%	28.36%	164.09	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2025.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Base management fee	1.90%	1.81%	1.82%	1.78%	1.60%
Income based incentive fee	1.45%	1.62%	1.81%	0.95%	0.33%
Cost of borrowing	3.18%	2.89%	2.56%	1.55%	0.69%
Net expense support	—%	—%	—%	—%	0.03%
Other operating expenses	0.39%	0.60%	0.56%	0.59%	0.63%
Total operating expenses	6.92%	6.92%	6.75%	4.87%	3.28%
	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Period from July 12, 2017 (commencement of operations) to October 31, 2017
Base management fee	1.59%	1.56%	1.48%	1.49%	1.49%
Income based incentive fee	0.25%	—%	—%	—%	—%
Cost of borrowing	0.53%	0.68%	0.71%	—%	—%
Net expense support	0.43%	0.13%	0.68%	(4.79)%	(29.81)%
Other operating expenses	1.14%	1.51%	1.68%	3.64%	28.33%
Total operating expenses	3.93%	3.87%	4.55%	0.34%	—%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Class L
Per share data:
Net asset value, beginning of period	$25.18		$25.04		$23.93		$25.85		$25.14
Income from investment operations:
Net investment income(a)	0.96		2.23		2.45		1.63		1.54
Net realized and unrealized gains (losses)	(0.01)		0.10		0.61		(2.11)		0.56
Total income (loss) from investment operations	0.95		2.33		3.06		(0.48)		2.10
Less distributions declared to shareholders:
From net investment income	(0.99)		(2.19)		(1.95)		(1.44)		(1.39)
Total distributions	(0.99)		(2.19)		(1.95)		(1.44)		(1.39)
Net asset value, end of period	$25.14		$25.18		$25.04		$23.93		$25.85
Total return, excluding expense support(b)	3.86%		9.68%		13.28%		(1.92)%		8.69%
Total return, including expense support(b)	3.86%		9.68%		13.28%		(1.92)%		8.58%
Ratios to average net assets/supplemental data:
Net assets, end of period	$13,006		$12,552		$11,283		$10,537		$9,845
Including interest expense:
Expenses, excluding expense support(d)(g)	7.34	%(h)	7.34	%(h)	7.19	%(h)	5.12	%(h)	3.40	%(h)
Expenses, including expense support(d)(f)(g)	7.34	%(h)	7.34	%(h)	7.19	%(h)	5.12	%(h)	3.51	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.06%		4.47%		4.62%		3.59%		2.75%
Expenses, including expense support(d)(f)(g)	4.06%		4.47%		4.62%		3.59%		2.86%
Net investment income(d)	7.74%		8.87%		10.03%		6.56%		6.05%
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%
Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Class L
Per share data:
Net asset value, beginning of period	$25.92	$25.44		$25.80	$25.23
Income from investment operations:
Net investment income(a)	1.44	0.19		1.39	1.52
Net realized and unrealized gains (losses)	(0.82)	0.52		(0.36)	0.43
Total income from investment operations	0.62	0.71		1.03	1.95
Less distributions declared to shareholders:
From net investment income	(1.40)	(0.23)		(1.39)	(1.38)
Total distributions	(1.40)	(0.23)		(1.39)	(1.38)
Net asset value, end of period	$25.14	$25.92		$25.44	$25.80
Total return, excluding expense support(b)	3.27%	2.82	%(c)	4.32%	(2.69	)%(c)
Total return, including expense support(d)	2.85%	2.82	%(c)	4.10%	7.96	%(c)
Ratios to average net assets/supplemental data:
Net assets, end of period	$7,364	$6,325		$5,536	$1,933
Including interest expense:
Expenses, excluding expense support(e)(h)	3.82%	4.24	%(f)	4.38%	6.23	%(f)
Expenses, including expense support(e)(g)(h)	4.24%	4.24	%(f)	4.60%	0.34	%(f)
Excluding interest expense:
Expenses, excluding expense support(h)	3.27%	3.56	%(f)	3.67%	6.21	%(f)
Expenses, including expense support(g)(h)	3.69%	3.56	%(f)	3.89%	0.32	%(f)
Net investment income(e)	6.04%	4.47	%(f)	5.35%	5.19	%(f)
Portfolio turnover rate	59.77%	5.42	%(c)	63.58%	28.36	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2025.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Base management fee	1.90%	1.80%	1.82%	1.78%	1.58%
Income based incentive fee	1.37%	1.56%	1.73%	0.75%	0.05%
Cost of borrowing	3.28%	2.87%	2.57%	1.53%	0.65%
Net expense support	—%	—%	—%	—%	0.11%
Other operating expenses	0.79%	1.11%	1.07%	1.06%	1.12%
Total operating expenses	7.34%	7.34%	7.19%	5.12%	3.51%

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Year Ended October 31, 2019	For the Period from November 2, 2017 (commencement of operations) to October 31, 2018
Base management fee	1.58%	1.56%	1.49%	1.48%
Income based incentive fee	0.02%	—%	—%	—%
Cost of borrowing	0.55%	0.68%	0.72%	—%
Net expense support	0.42%	—%	0.21%	(4.71)%
Other operating expenses	1.68%	2.01%	2.18%	3.57%
Total operating expenses	4.24%	4.24%	4.60%	0.34%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Class U
Per share data:
Net asset value, beginning of period	$25.23		$25.08		$23.95		$25.87		$25.18
Income from investment operations:
Net investment income(a)	0.94		2.17		2.41		1.59		1.52
Net realized and unrealized gains (losses)	(0.01)		0.11		0.61		(2.11)		0.56
Total income (loss) from investment operations	0.93		2.28		3.02		(0.52)		2.08
Less distributions declared to shareholders:
From net investment income	(0.96)		(2.13)		(1.89)		(1.40)		(1.39)
Total distributions	(0.96)		(2.13)		(1.89)		(1.40)		(1.39)
Net asset value, end of period	$25.20		$25.23		$25.08		$23.95		$25.87
Total return, excluding expense support(b)	3.75%		9.45%		13.07%		(2.07)%		8.48%
Total return, including expense support(b)	3.75%		9.45%		13.07%		(2.07)%		8.48%
Ratios to average net assets/supplemental data:
Net assets, end of period	$665,542		$614,678		$477,044		$388,866		$345,691
Including interest expense:
Expenses, excluding expense support(d)(g)	7.56	%(h)	7.56	%(h)	7.39	%(h)	5.33	%(h)	3.64	%(h)
Expenses, including expense support(d)(f)(g)	7.56	%(h)	7.56	%(h)	7.39	%(h)	5.33	%(h)	3.64	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.38%		4.68%		4.82%		3.80%		2.97%
Expenses, including expense support(d)(f)(g)	4.38%		4.68%		4.82%		3.80%		2.97%
Net investment income(d)	7.53%		8.62%		9.85%		6.39%		5.96%
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Class U
Per share data:
Net asset value, beginning of period	$25.92	$25.44		$25.86
Income from investment operations:
Net investment income(a)	1.42	0.20		0.40
Net realized and unrealized gains (losses)	(0.76)	0.51		(0.45)
Total income (loss) from investment operations	0.66	0.71		(0.05)
Less distributions declared to shareholders:
From net investment income	(1.40)	(0.23)		(0.37)
Total distributions	(1.40)	(0.23)		(0.37)
Net asset value, end of period	$25.18	$25.92		$25.44
Total return, excluding expense support(b)	3.01%	2.74%		1.60%
Total return, including expense support(b)	2.99%	2.82%		(0.14)%
Ratios to average net assets/supplemental data:
Net assets, end of period	$199,175	$42,902		$10,434
Including interest expense:
Expenses, excluding expense support(d)(g)	4.00%	4.31	%(e)	4.85	%(e)
Expenses, including expense support(d)(f)(g)	4.02%	3.83	%(e)	6.59	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.51%	3.66	%(e)	3.88	%(e)
Expenses, including expense support(d)(f)(g)	3.54%	4.48	%(e)	5.62	%(e)
Net investment income(d)	5.98%	5.39	%(e)	12.08	%(e)
Portfolio turnover rate	59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2025.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Base management fee	1.90%	1.81%	1.82%	1.78%	1.59%
Income based incentive fee	1.34%	1.52%	1.70%	0.67%	—%
Cost of borrowing	3.18%	2.88%	2.57%	1.53%	0.67%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	1.14%	1.35%	1.30%	1.35%	1.38%
Total operating expenses	7.56%	7.56%	7.39%	5.33%	3.64%

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Period from July 26, 2019 (commencement of operations) to October 31, 2019
Base management fee	1.60%	1.56%	1.61%
Income based incentive fee	—%	—%	—%
Cost of borrowing	0.48%	0.65%	0.89%
Net expense support	0.02%	(0.47)%	1.74%
Other operating expenses	1.92%	2.10%	2.35%
Total operating expenses	4.02%	3.83%	6.59%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021		For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Class U-2
Per share data:
Net asset value, beginning of period	$25.20		$25.05		$23.92		$25.85		$25.17		$21.79
Income from investment operations:
Net investment income(a)	0.93		2.17		2.40		1.60		1.52		0.76
Net realized and unrealized gains (losses)	(0.01)		0.11		0.62		(2.13)		0.55		3.62
Total income (loss) from investment operations	0.92		2.28		3.02		(0.53)		2.07		4.38
Less distributions declared to shareholders:
From net investment income	(0.95)		(2.13)		(1.89)		(1.40)		(1.39)		(1.00)
Total distributions	(0.95)		(2.13)		(1.89)		(1.40)		(1.39)		(1.00)
Net asset value, end of period	$25.17		$25.20		$25.05		$23.92		$25.85		$25.17
Total return, excluding expense support(b)	3.75%		9.45%		13.08%		(2.11)%		8.44%		19.71%
Total return, including expense support(b)	3.75%		9.45%		13.08%		(2.11)%		8.44%		19.71%
Ratios to average net assets/ supplemental data:
Net assets, end of period	$144,522		$133,700		$106,738		$84,792		$56,851		$12,018
Including interest expense:
Expenses, excluding expense support(d)(g)	7.55	%(h)	7.56	%(h)	7.40	%(h)	5.39	%(h)	3.74	%(h)	4.10	%(e)
Expenses, including expense support(d)(f)(g)	7.55	%(h)	7.56	%(h)	7.40	%(h)	5.39	%(h)	3.74	%(h)	4.10	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.38%		4.68%		4.84%		3.83%		3.00%		3.69	%(e)
Expenses, including expense support(d)(f)(g)	4.38%		4.68%		4.84%		3.83%		3.00%		3.69	%(e)
Net investment income(d)	7.52%		8.63%		9.84%		6.48%		5.98%		4.48	%(e)
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%		59.77	%(c)

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021	For the Period from April 13, 2020 (commencement of operations) to December 31, 2020
Base management fee	1.90%	1.81%	1.82%	1.78%	1.62%	1.54%
Income based incentive fee	1.33%	1.52%	1.70%	0.71%	—%	—%
Cost of borrowing	3.17%	2.88%	2.56%	1.56%	0.74%	0.39%
Other operating expenses	1.15%	1.35%	1.32%	1.34%	1.38%	2.17%
Total operating expenses	7.55%	7.56%	7.40%	5.39%	3.74%	4.10%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Six Months Ended June 30, 2025 (unaudited)		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Class W
Per share data:
Net asset value, beginning of period	$25.37		$25.23		$24.11		$26.03		$25.27
Income from investment operations:
Net investment income(a)	0.97		2.25		2.47		1.62		1.58
Net realized and unrealized gains (losses)	(0.01)		0.10		0.61		(2.10)		0.57
Total income (loss) from investment operations	0.96		2.35		3.08		(0.48)		2.15
Less distributions declared to shareholders:
From net investment income	(1.00)		(2.21)		(1.96)		(1.44)		(1.39)
Total distributions	(1.00)		(2.21)		(1.96)		(1.44)		(1.39)
Net asset value, end of period	$25.33		$25.37		$25.23		$24.11		$26.03
Total return, excluding expense support(b)	3.85%		9.68%		13.28%		(1.91)%		8.73%
Total return, including expense support(b)	3.85%		9.68%		13.28%		(1.91)%		8.73%
Ratios to average net assets/supplemental data:
Net assets, end of period	$35,167		$35,267		$34,213		$32,160		$38,688
Including interest expense:
Expenses, excluding expense support(d)(g)	7.34	%(h)	7.33	%(h)	7.19	%(h)	5.03	%(h)	3.39	%(h)
Expenses, including expense support(d)(f)(g)	7.34	%(h)	7.33	%(h)	7.19	%(h)	5.03	%(h)	3.39	%(h)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	4.17%		4.47%		4.62%		3.53%		2.75%
Expenses, including expense support(d)(f)(g)	4.17%		4.47%		4.62%		3.53%		2.75%
Net investment income(d)	7.74%		8.88%		10.03%		6.45%		6.17%
Portfolio turnover rate	14.71	%(c)	46.16%		30.64%		38.16%		43.72%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*		For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Class W
Per share data:
Net asset value, beginning of period	$25.92	$25.44		$25.03
Income from investment operations:
Net investment income(a)	1.50	0.25		1.23
Net realized and unrealized gains (losses)	(0.75)	0.46		0.38
Total income (loss) from investment operations	0.75	0.71		1.61
Less distributions declared to shareholders:
From net investment income	(1.40)	(0.23)		(1.20)
Total distributions	(1.40)	(0.23)		(1.20)
Net asset value, end of period	$25.27	$25.92		$25.44
Total return, excluding expense support(b)	3.35%	2.82%		7.00%
Total return, including expense support(b)	3.35%	2.82%		6.25%
Ratios to average net assets/supplemental data:
Net assets, end of period	$39,831	$39,449		$38,423
Including interest expense:
Expenses, excluding expense support(d)(g)	3.65%	4.28	%(e)	4.73	%(e)
Expenses, including expense support(d)(f)(g)	3.65%	4.28	%(e)	5.47	%(e)
Excluding interest expense:
Expenses, excluding expense support(d)(g)	3.14%	3.59	%(e)	3.65	%(e)
Expenses, including expense support(d)(f)(g)	3.14%	3.59	%(e)	4.39	%(e)
Net investment income(d)	6.23%	4.97	%(e)	5.14	%(e)
Portfolio turnover rate	59.77%	5.42	%(c)	63.58	%(c)

*  For the two month period ended December 31, 2019. See Note 1 to the consolidated financial statements for the six months ended June 30, 2025.

(a)  Per share net investment income has been calculated using the average shares outstanding during the period.

(b)  Based on net asset value per share. Distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's DRIP. Total return is not annualized for periods less than one year. Total return excludes or includes, as noted, expense support provided or (recouped) by the Adviser.

(c)  Not annualized.

(d)  Includes organizational and offering costs, where applicable.

(e)  Annualized, except for certain non-recurring costs.

(f)  Includes expense support provided or (recouped) by the Adviser.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

(g)  For the periods presented below, the ratio of operating expenses to average net assets consisted of the following:

	For the Six Months Ended June 30, 2025 (unaudited)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Base management fee	1.90%	1.80%	1.82%	1.77%	1.58%
Income based incentive fee	1.38%	1.56%	1.74%	0.70%	0.06%
Cost of borrowing	3.17%	2.86%	2.57%	1.50%	0.64%
Net expense support	—%	—%	—%	—%	—%
Other operating expenses	0.89%	1.11%	1.06%	1.06%	1.11%
Total operating expenses	7.34%	7.33%	7.19%	5.03%	3.39%

	For the Year Ended December 31, 2020	For the Period Ended December 31, 2019*	For the Period from December 21, 2018 (commencement of operations) to October 31, 2019
Base management fee	1.54%	1.56%	1.57%
Income based incentive fee	0.03%	—%	—%
Cost of borrowing	0.50%	0.68%	0.91%
Net expense support	—%	—%	0.74%
Other operating expenses	1.58%	2.03%	2.24%
Total operating expenses	3.65%	4.28%	5.47%

(h)  Includes stated dividends and amortization of deferred issuance costs on the MRPS. See Note 7 to the consolidated financial statements for the six months ended June 30, 2025.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

Information about the Fund's senior securities as of June 30, 2025, December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020, December 31, 2019 and October 31, 2019 is shown in the following table. There were no senior securities outstanding as of October 31, 2018 and October 31, 2017.

	Total Amount Outstanding Exclusive of Treasury Securities(a)	Asset Coverage Per Unit(b)	Involuntary Liquidating Preference Per Unit(c)	Average Market Value Per Unit(d)
Class and Period Ended
State Street Credit Facility
June 30, 2025 (unaudited)	$284,793	$5,256	—	N/A
December 31, 2024	277,014	4,579	—	N/A
December 31, 2023	246,939	6,200	—	N/A
December 31, 2022	317,201	5,299	—	N/A
December 31, 2021	176,803	6,461	—	N/A
December 31, 2020	111,283	6,233	—	N/A
December 31, 2019	110,387	5,383	—	N/A
October 31, 2019	142,357	3,847	—	N/A
Wells Credit Facility
June 30, 2025 (unaudited)	$915,896	$5,256	—	N/A
December 31, 2024	845,143	4,579	—	N/A
December 31, 2023	426,117	6,200	—	N/A
December 31, 2022	348,844	5,299	—	N/A
December 31, 2021	225,664	6,461	—	N/A
December 31, 2020	77,025	6,233	—	N/A
December 31, 2019	19,054	5,383	—	N/A
October 31, 2019	19,397	3,847	—	N/A
BNP Credit Facility
June 30, 2025 (unaudited)	$190,000	$5,256	—	N/A
December 31, 2024	300,000	4,579	—	N/A
Mandatory Redeemable Preferred Shares*
June 30, 2025 (unaudited)	$1,070,000	$74.46	$25.00	N/A
December 31, 2024	770,000	74.36	25.00	N/A
December 31, 2023	570,000	86.35	25.00	N/A
December 31, 2022	420,000	81.52	25.00	N/A
December 31, 2021	300,000	93.11	25.00	N/A
Secured Borrowings
June 30, 2025 (unaudited)	$16,996	$5,256	—	N/A
December 31, 2024	5,315	4,579	—	N/A
December 31, 2023	6,548	6,200	—	N/A
December 31, 2022	5,776	5,299	—	N/A
December 31, 2021	5,776	6,461	—	N/A
December 31, 2020	650	6,233	—	N/A
December 31, 2019	314	5,383	—	N/A
October 31, 2019	349	3,847	—	N/A

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Financial Highlights (continued)

(in thousands, except per share data, percentages and as otherwise noted)

*  There were no mandatory redeemable preferred shares outstanding as of December 31, 2020, December 31, 2019 and October 31, 2019.

(a)  Total amount of each class of senior securities outstanding at principal value at the end of the period presented.

(b)  The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Fund's consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness as calculated separately for each of the mandatory redeemable preferred shares and the credit facilities in accordance with Section 18(h) of the Investment Company Act of 1940, as amended. With respect to the mandatory redeemable preferred shares, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding mandatory redeemable preferred shares (based on a per share liquidation preference of $25). With respect to the credit facilities, the asset coverage ratio is multiplied by $1,000 to determine the "Asset Coverage Per Unit".

(c)  The amount to which such class of senior security would be entitled upon the Fund's involuntary liquidation in preference to any security junior to it. The "—" in this column indicates that the U.S. Securities and Exchange Commission expressly does not require this information to be disclosed for certain types of senior securities.

(d)  Not applicable to senior securities outstanding as of period end.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(1) Organization

CION Ares Diversified Credit Fund (the "Fund") is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the "Investment Company Act"). The Fund operates as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund's investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the "Adviser") pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation ("Ares Management"), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC, a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

Fiscal Year End Change

On September 25, 2019, the board of trustees (the "Board") approved a change to the fiscal year end of the Fund from October 31 to December 31. Accordingly, the Fund's financial highlights include information as of and for the year ended December 31, 2020, the two month period ended December 31, 2019 and the year ended October 31, 2019.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles ("GAAP"), and include the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification ("ASC") Topic 946, Financial Services — Investment Companies. The consolidated financial statements reflect all adjustments and reclassifications, that, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions and short-term, liquid investments in a money market account. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in depository or money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Pursuant to Rule 2a-5 under the Investment Company Act, the Board has designated the Adviser as the Fund's "valuation designee" (the "Valuation Designee") to perform fair value determinations for investments held by the Fund without readily available market quotations subject to the oversight of the Board. All investments are recorded at their fair value.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Valuation Designee looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board, in accordance with the Valuation Designee's valuation policy. The Valuation Designee may utilize independent third-party pricing and valuation services to assist in the valuation of each portfolio investment without a readily available market quotation in accordance with the valuation policy and a consistently applied valuation process.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Investments in the Fund's portfolio that do not have a readily available market are valued at fair value as determined in good faith by the Valuation Designee as described herein. As part of the valuation process for investments that do not have readily available market prices, the Valuation Designee may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Valuation Designee considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. See Note 4 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind ("PIK") interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. To maintain the Fund's tax treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, (the "Code"), this non-cash source of income must be paid out to shareholders in the form of dividends for the year the income was earned, even though the Fund has not yet collected the cash. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund's judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Equity investments in a collateralized loan obligation ("CLO") recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the extent preferred equity contains PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity. PIK dividends added to the principal balance are generally collected upon redemption of the equity.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Foreign Currency Transactions and Foreign Currency Forward Contracts

The Fund's books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in "net realized and unrealized gains or losses on investments" in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into foreign currency forward contracts for operational purposes and to protect against adverse exchange rate fluctuations. A foreign currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the foreign currency forward contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in "net realized and unrealized gains or losses on derivative contracts" in the Fund's consolidated statement of operations.

Mandatory Redeemable Preferred Shares

The Fund carries its mandatory redeemable preferred shares ("MRPS") at amortized cost and such shares are included as a liability on the consolidated statement of assets and liabilities. See Note 7 for more information.

Debt and Mandatory Redeemable Preferred Shares Issuance Costs

Debt and MRPS issuance costs are amortized over the life of the relevant senior secured revolving credit facilities and MRPS, using the straight line method.

Secured Borrowings

The Fund follows the guidance in ASC Topic 860, Transfers and Servicing ("ASC 860"), when accounting for participations and other partial loan sales. Certain loan sales do not qualify for sale accounting under ASC 860 because these sales do not meet the definition of a "participating interest," as defined in the guidance, in order for sale treatment to be allowed. Participations or other partial loan sales which do not meet the definition of a participating interest or which are not eligible for sale accounting remain as an investment on the consolidated statement of assets and liabilities as required under GAAP and the proceeds are recorded as a secured borrowing. Secured borrowings are carried at fair value and included in "accrued expenses and other payables" in the accompanying consolidated statement of assets and liabilities.

Income Taxes

The Fund has elected to be treated as a RIC under the Code, and operates in a manner so as to qualify for the tax treatment applicable to RICs. To qualify for tax treatment as a RIC, the Fund must, among other requirements, meet certain source-of-income and asset diversification requirements and timely distribute to its shareholders all or substantially all of its investment company taxable income, as defined by the Code, for each year. The Fund has made and intends to continue to make the requisite distributions to its shareholders, which will generally relieve the Fund from U.S. federal corporate-level income taxes.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Depending on the level of taxable income earned in a tax year, the Fund may choose to carry forward taxable income in excess of current year dividend distributions from such current year taxable income into the next tax year and pay a 4% excise tax on such income, as required. To the extent that the Fund determines that its estimated current year taxable income will be in excess of estimated dividend distributions for the current year from such income, the Fund accrues excise tax, if any, on estimated excess taxable income as such taxable income is earned.

For tax purposes, the distributions to holders of MRPS as described in Note 7 are treated as dividends.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Distributions to Shareholders

The Fund records distributions from net investment income daily. These distributions may be reinvested or paid monthly to shareholders. The Fund intends to pay common shareholders at least annually all or substantially all of its taxable income. The Fund intends to pay any capital gains distributions at least annually.

The Fund may make distributions, without limitation, from offering proceeds or borrowings, which may constitute a return of capital, as well as net investment income from operations, capital and non-capital gains from the sale of assets, and dividends or distributions from equity investments.

Furthermore, a portion of the Fund's distributions may be derived from expense support payments made by the Adviser, which are subject to repayment by the Fund within three years pursuant to the Expense Support and Conditional Reimbursement Agreement (the "Expense Support Agreement"). The purpose of such expense support payments is to ensure that the Fund bears an appropriate level of expenses. As such, the Fund's distributions may not be entirely based on investment performance and can only be sustained if positive investment performance is achieved in future periods and/or the Adviser continues to make such expense support payments. Any future repayments of expenses by the Fund will reduce cash otherwise potentially available for distributions. There can be no assurance that sufficient performance will be achieved in order to sustain the current level of the Fund's distributions. After the expiration of the current term of the Expense Support Agreement on July 31, 2026, the Adviser has no obligation to make expense support payments in future periods. If the Adviser did not make any expense support payments during such period, all or a portion of the Fund's distributions would have been a return of capital which would reduce the available capital for investment. The sources of the Fund's distributions may vary periodically. Please refer to the Financial Highlights table for the sources of distributions.

Shareholders' Allocations

The Fund currently offers Class A, Class C, Class I, Class L, Class U, Class U-2 and Class W common shares (See Note 5). Realized and unrealized gains and losses and net investment income, excluding class specific expenses, if any, are allocated daily to each class of common shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

Segment Reporting

In accordance with ASC Topic 280, Segment Reporting ("ASC 280"), the Fund has determined that it has a single operating and reporting segment. As a result, the Fund's segment accounting policies are the same as described herein and the Fund does not have any intra-segment sales and transfers of assets.

Use of Estimates in the Preparation of the Consolidated Financial Statements

The preparation of the consolidated financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of actual and contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income or loss and expenses during the reporting period. Actual results

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

could differ from those estimates and such differences may be actual and contingent. Significant estimates include the valuation of investments.

Recent Accounting Pronouncements

The Fund considers the applicability and impact of all accounting standard updates ("ASUs") issued by the Financial Accounting Standards Board (the "FASB"). ASUs not listed were assessed by the Fund and either determined to be not applicable or expected to have minimal impact on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures ("ASU 2023-09"), which intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures ("ASU 2024-03"), which requires disaggregated disclosure of certain costs and expenses, including purchases of inventory, employee compensation, depreciation, amortization and depletion, within relevant income statement captions. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026, and interim periods beginning with the first quarter ended March 31, 2028. Early adoption and retrospective application is permitted. The Fund is currently assessing the impact of this guidance, however, the Fund does not expect a material impact on its consolidated financial statements.

(3) Investment Advisory and Other Agreements

The Adviser is registered as an investment adviser under the Advisers Act. The Adviser is an affiliate of Ares Management and leverages Ares Management's entire investment platform and benefits from the significant capital markets, trading and research expertise of all of Ares Management's investment professionals.

Pursuant to the third amended and restated investment advisory agreement, dated as of May 22, 2020 (the "Investment Advisory Agreement"), by and between the Fund and the Adviser, the Adviser provides certain investment advisory and administrative services to the Fund. In consideration of the advisory services provided, the Adviser is entitled to a fee consisting of two components — a base management fee (the "Management Fee") and an incentive fee

(the "Incentive Fee"). Pursuant to the investment sub-advisory agreement, dated as of December 6, 2016 (the "Investment Sub-Advisory Agreement"), by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund, the Adviser pays the Sub-Adviser 40% of the Management Fee and Incentive Fee actually received and retained and not otherwise used to support expenses.

Pursuant to the Investment Advisory Agreement, the Fund has agreed to pay the Adviser the Management Fee at an annual rate of 1.25% of the average daily value of the Fund's total assets (including any assets attributable to any preferred shares issued or to indebtedness) minus the Fund's liabilities other than liabilities relating to indebtedness. The Management Fee incurred by the Fund for the six months ended June 30, 2025 was $42,384.

The Incentive Fee is calculated and payable quarterly in arrears based upon each share class's "pre-incentive fee net investment income" for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return on each share class's "average daily net asset value," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. For this purpose, "pre-incentive fee net investment income" means interest income, dividend income and any other income accrued during the fiscal quarter, minus each share class's operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to each class accrued during the fiscal quarter. For such purposes, each share class's operating expenses will include the Management Fee, expenses reimbursed to the Adviser under the administration agreement, dated as of December 6, 2016 (the "Adviser Administration Agreement"), by and between the Fund and the Adviser, and any interest expense and distributions paid on any issued and outstanding preferred shares, but will exclude the Incentive Fee.

The "catch-up" provision is intended to provide the Adviser with an Incentive Fee of 15% on each share class's pre- incentive fee net investment income when the share class's pre-incentive fee net investment income reaches 1.765% of average daily net asset value in any fiscal quarter. The Incentive Fee incurred by the Fund for all share classes for the six months ended June 30, 2025 was $31,765.

Prior to May 22, 2020, the Incentive Fee was calculated and payable quarterly in arrears based upon the Fund's (rather than each class's) "pre-incentive fee net investment income" for the immediately preceding quarter, and was subject to a hurdle rate, expressed as a rate of return on the Fund's "adjusted capital," equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a "catch-up" feature. "Adjusted Capital" previously was defined as the cumulative gross

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

proceeds received by the Fund from the sale of the Fund's shares (including pursuant to the Fund's DRIP (as defined below)), reduced by amounts paid in connection with purchases of the Fund's shares pursuant to the Fund's share repurchase program and further reduced by distribution representing a return of capital. In calculating any Incentive Fee, "pre-incentive fee net investment income" was previously defined to mean interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund's operating expenses for the quarter.

The Adviser and the Sub-Adviser are obligated to pay expenses associated with providing the investment services stated in the Investment Advisory Agreement and Investment Sub-Advisory Agreement, respectively, including compensation of and office space for their officers and employees connected with investment and economic research, trading and investment management of the Fund.

Under the Expense Support Agreement, the Adviser may at its discretion, through the period ending July 31, 2025, reimburse the Fund's or any class's operating expenses to the extent that it deems appropriate in order to ensure that the Fund or a class bears an appropriate level of expenses (the "Expense Payment"). Prior to July 31, 2019, the Adviser had agreed contractually to reimburse the Fund's initial organizational and offering costs, as well as the Fund's operating expenses, to the extent that aggregate distributions made to the Fund's shareholders during the applicable quarter exceeded the sum of (i) the Fund's net investment Fund taxable income (including net short-term capital gains reduced by net long-term capital losses); (ii) the Fund's net capital gains (including the excess of net long-term capital gains over net short-term capital losses); and (iii) dividends and other distributions paid to or otherwise earned by the Fund on account of investments in portfolio companies (to the extent such amounts listed in clause (iii) are not included under clauses (i) and (ii) above).

In consideration of the Adviser's agreement to reimburse the Fund's operating expenses, the Fund has agreed to repay the Adviser in the amount of any Fund expenses reimbursed subject to the limitation that a reimbursement (an "Adviser Reimbursement") will be made only if and to the extent that (i) it is payable not more than three years from the last business day of the calendar quarter in which the applicable Expense Payment was made by the Adviser; (ii) the Adviser Reimbursement does not cause other fund operating expenses attributable to the applicable class (on an annualized basis and net of any reimbursements received by the Fund with respect to such class during such fiscal year) during the applicable quarter to exceed the percentage of the Fund's average net assets attributable to common shares represented by other fund operating expenses allocable to the applicable class (as defined below) (on an annualized basis) during the quarter in which the applicable Expense Payment from the Adviser was made; and (iii) the distributions per share declared by the Fund for the applicable class at the time of the applicable Expense Payment are less than the effective rate of distributions per share for the applicable class at the time the Adviser Reimbursement would be paid. Other fund operating expenses is defined as the Fund's total Operating Expenses (as defined below), excluding the Management Fee, the Incentive Fee, offering expenses, financing fees and costs, interest expense and extraordinary expenses. "Operating Expenses" means all operating costs and expenses incurred by the Fund, as determined in accordance with GAAP for investment companies. The Expense Support Agreement was renewed for another year in May 2025 and is set to expire on July 31, 2026, unless renewed by the mutual agreement of the Adviser and the Board. The Expense Support Agreement may be terminated only by the Board on notice to the Adviser. For the six months ended June 30, 2025, the Adviser did not provide any expense support and the Fund did not incur any Adviser Reimbursement.

Pursuant to the Adviser Administration Agreement, the Adviser furnishes the Fund with office equipment and clerical, bookkeeping and record keeping services at the Adviser's office facilities. Under the Adviser Administration Agreement, the Fund is obligated to reimburse the Adviser, at cost, based upon the Fund's allocable portion of the Adviser's overhead and other expenses (including travel expenses) incurred by the Adviser in performing its obligations under the Adviser Administration Agreement, including the Fund's allocable portion of the compensation, rent and other expenses of certain of its officers (including but not limited to the chief compliance officer, chief financial officer, chief accounting officer, general counsel, treasurer and assistant treasurer) and their respective staffs. The Adviser Administration Agreement may be terminated by either party without penalty upon 60 days' written notice to the other party. The total of such expenses incurred for the six months ended June 30, 2025 was $1,797. These expenses were included in "other expenses" in the consolidated statement of operations.

Pursuant to an administration agreement between ALPS Fund Services, Inc. ("ALPS") and the Fund, ALPS performs, or administers the performance of, certain of the Fund's required administrative services, which include, among other things, providing assistance in accounting, legal, tax, compliance and operations, preparing the financial records that the Fund is required to maintain and preparing reports to the Fund's shareholders and reports filed with the SEC. In addition, ALPS coordinates the preparation and filing of the Fund's tax

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

returns and generally coordinates the payment of the Fund's expenses and the performance of administrative and professional services rendered to the Fund by others. The Fund pays ALPS for these services. The total of such expenses incurred by the Fund for the six months ended June 30, 2025 was $1,860. These expenses were included in "other expenses" in the consolidated statement of operations.

Pursuant to a transfer agent agreement between SS&C GIDS, Inc. ("SS&C GIDS") and the Fund, SS&C GIDS performs transfer agency services for the Fund. SS&C GIDS maintains the shareholder accounting records for the Fund. The Fund pays SS&C GIDS for these services. The total of such expenses incurred for the six months ended June 30, 2025 was $585. These expenses were included in "other expenses" in the consolidated statement of operations.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class A, Class C, Class L and Class U-2 Shares under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to Class A, Class C, Class L and Class U-2 Shares, may incur expenses on an annual basis equal to 0.25% of its average net assets attributable to Class A, Class C, Class L and Class U-2 Shares, respectively.

Distribution Plan

The Fund, with respect to its Class C, Class L, Class U, Class W and Class U-2 Shares, is authorized under a "Distribution Plan" to pay to ALPS Distributors, Inc. (the "Distributor") a distribution fee for certain activities relating to the distribution of shares to investors. These activities include marketing and other activities to support the distribution of Class C, Class L, Class U, Class W and Class U-2 shares. The Distribution Plan operates in a manner consistent with Rule 12b-1 under the Investment Company Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the Investment Company Act which permits it to offer multiple classes of shares. Under the Distribution Plan, the Fund pays the Distributor a distribution fee at an annual rate of 0.75% of average daily net assets attributable to Class C Shares, 0.25% of the average daily net assets attributable to Class L Shares, 0.50% of the average daily net assets attributable to Class W Shares and Class U-2 Shares, and 0.75% of the average daily net assets attributable to Class U Shares. Some or all of such distribution fee may be paid by the Distributor to certain financial intermediaries.

(4) Fair Value of Financial Instruments

The Fund follows ASC 825-10, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASC 825-10"), which provides companies the option to report selected financial assets and liabilities at fair value. ASC 825-10 also establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities and to more easily understand the effect of the company's choice to use fair value on its earnings. ASC 825-10 also requires entities to display the fair value of the selected assets and liabilities on the face of the balance sheet. The Fund has not elected the ASC 825-10 option to report selected financial assets and liabilities at fair value. With the exception of the line items entitled "other assets", "mandatory redeemable preferred shares" and "debt," which are reported at amortized cost, the carrying value of all other assets and liabilities approximate fair value.

The Fund also follows ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•  Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

In addition to using the above inputs in investment valuations, the Valuation Designee continues to employ its net asset valuation policy and procedures that have been reviewed by the Fund's Board in connection with their designation of the Adviser as the Fund's valuation designee and are consistent with the provisions of Rule 2a-5 under the Investment Company Act and ASC 820-10 (see Note 2 for more information). Consistent with its valuation policy and procedures, the Valuation Designee evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. Because there is not a readily available market value for most of the investments in the Fund's portfolio, the fair value of the investments must typically be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Valuation Designee obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Valuation Designee is responsible for all inputs and assumptions related to the pricing of securities. The Valuation Designee has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Valuation Designee obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Valuation Designee determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Valuation Designee, subject to the oversight of the Board and will be classified as Level 3. In such instances, the Valuation Designee will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

The Fund's portfolio investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value ("EV") of the portfolio company. EV means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Valuation Designee may also employ other valuation multiples to determine EV, such as revenues. The Valuation Designee may also use industry specific valuation analyses to determine EV, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate EV. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

investment relative to the EV of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Valuation Designee considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Valuation Designee depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

The following table is a summary of the inputs used as of June 30, 2025, in valuing the Fund's investments carried at fair value, derivative assets and derivative liabilities:

	Level 1 — Quoted Prices ($)	Level 2 — Other Significant Observable Inputs ($)	Level 3 — Significant Unobservable Inputs ($)	Total ($)
Senior loans	—	1,485,690	3,684,747	5,170,437
Subordinated loans	—	14,724	220,377	235,101
Corporate bonds	—	183,780	47,745	231,525
Collateralized loan obligations	—	—	664,492	664,492
Mortgage- backed security	—	—	23,279	23,279
Private asset-backed investments	—	—	174,588	174,588
Preferred stock	—	—	395,773	395,773
Common stock	—	25,611	167,198	192,809
Warrants	—	—	13,916	13,916
Total investments	—	1,709,805	5,392,115	7,101,920
Derivative assets:
Foreign currency forward contracts	—	433	—	433
Purchased equity options	57	—	—	57
Credit default swaps	—	178	—	178
Interest rate swaps	—	10,223	—	10,223
Derivative liabilities:
Foreign currency forward contracts	—	(24,323)	—	(24,323)
Written equity options	(32)	—	—	(32)
Credit default swaps	—	(436)	—	(436)

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

The following table summarizes the significant unobservable inputs the Valuation Designee used to value the majority of the Fund's investments categorized within Level 3 as of June 30, 2025. The table is not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

Asset Category	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Senior loans	3,519,033	Yield analysis	Market yield	5.4% - 26.1%	10.1%
Senior loans	111,035	EV coverage analysis	Valuation multiple	1.0x - 24.7x	12.0%
Senior loans	54,679	Broker quotes	N/A	N/A	N/A
Subordinated loans	220,377	Yield analysis	Market yield	6.9% - 22.6%	12.5%
Corporate bonds	39,910	Broker quotes	N/A	N/A	N/A
Corporate bonds	7,835	Yield analysis	Market yield	—	8.7%
Collateralized loan obligations	664,492	Broker quotes	N/A	N/A	N/A
Mortgage-backed security	23,279	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	174,588	Income (other)	Market yield Discount rate Constant default rate CNL curve Discount margin Spread Yield analysis (other)	6.8% - 14.0% 10.0% - 16.0% 2.5% - 16.6% 25.7% 4.7% 4.8% 4.0% - 13.8%	7.9% 12.7% 14.5% 25.7% 4.7% 4.8% 8.8%
Preferred stock	336,010	Yield analysis	Market yield	7.0% - 19.6%	14.2%
Preferred stock	59,763	EV market multiple analysis	Valuation multiple	1.0x - 27.4x	15.9x
Asset Category	Fair Value ($)	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Common stock	157,636	EV market multiple analysis	Valuation multiple	1.0x - 35.0x	15.7x
Common stock	5,055	DCF analysis	Discount rate	14.5% - 20.0%	14.8%
Common stock	4,507	Yield analysis	Market yield	9.8%	9.8%
Warrants	13,916	EV market multiple analysis	Valuation multiple	2.4x - 11.5x	7.8x
Total Level 3 investments	5,392,115

(a) Unobservable inputs were weighted by the relative fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund's investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund's investments.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table is a reconciliation of the Fund's investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended June 30, 2025:

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Mortgage- Backed Security ($)	Private Asset- Backed Investments ($)	Preferred Stock ($)	Common Stock ($)	Warrants ($)	Total ($)
Balance as of December 31, 2024	3,093,042	178,228	55,816	564,213	—	181,652	328,779	147,541	6,366	4,555,637
Purchases	1,006,788	39,147	426	173,409	23,821	80,288	63,817	20,204	1,662	1,409,562

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

	Senior Loans ($)	Subordinated Loans ($)	Corporate Bonds ($)	Collateralized Loan Obligations ($)	Mortgage- Backed Security ($)	Private Asset- Backed Investments ($)	Preferred Stock ($)	Common Stock ($)	Warrants ($)	Total ($)
Sales and principal redemptions	(444,544)	(3,965)	(9,858)	(64,991)	(713)	(91,325)	(300)	(3,619)	—	(619,315)
Net realized and unrealized gains (losses)	76,065	6,340	1,341	(8,117)	171	3,816	3,477	3,682	5,888	92,663
Accrued discounts (premiums)	4,812	627	20	(22)	—	157	—	—	—	5,594
Transfers in to Level 3	—	—	—	—	—	—	—	—	—	—
Transfers out of Level 3(a)	(51,416)	—	—	—	—	—	—	(610)	—	(52,026)
Balance as of June 30, 2025	3,684,747	220,377	47,745	664,492	23,279	174,588	395,773	167,198	13,916	5,392,115
Net change in unrealized gains (losses) from investments held at June 30, 2025	78,847	6,321	1,399	(6,557)	171	5,380	3,538	3,444	5,888	98,431

(a) Investments were transferred out of Level 3 during the six months ended June 30, 2025. Transfers out of Level 3 were generally as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

The following are the carrying values and fair values of the Fund's senior secured revolving credit facilities and MRPS as of June 30, 2025.

	Carrying Value ($)	Fair Value(b) ($)
State Street Credit Facility(a)	284,793	284,793
Wells Credit Facility(a)	915,896	915,896
BNP Credit Facility(a)	190,000	190,000
Series A MRPS	59,857	60,000
Series B MRPS	89,752	90,000
Series C MRPS	149,233	150,000
Series D MRPS	54,772	55,000
Series E MRPS	64,423	65,000
Series F MRPS	84,715	85,000
Series G MRPS	64,584	65,000
Series H MRPS	99,247	100,000
Series I MRPS	49,538	50,000
Series J MRPS	49,536	50,000
Series K MRPS	148,768	150,000
Series L MRPS	148,686	150,000
	2,453,800	2,460,689

(a) The State Street Credit Facility, the Wells Credit Facility and the BNP Credit Facility (each as defined below) carrying values are the same as the principal amounts outstanding.

(b) The fair value of these debt obligations would be categorized as level 2 under ASC 820-10.

(5) Common Stock

The Fund began continuously offering its shares on January 3, 2017. The Fund, pursuant to an exemptive order granted by the SEC on July 11, 2017, offers multiple classes of shares. As of July 11, 2017, the Fund simultaneously redesignated its issued and outstanding shares as Class A shares and created its Class C, Class I and Class L shares. As of December 4, 2018, the Fund created its Class U and Class W shares. As of March 31, 2020, the Fund created its Class U-2 shares. The maximum sales load imposed on purchases, maximum contingent deferred sales charges, shareholder servicing and/or distribution fees charged will vary depending on each share class.

Common share transactions were as follows:

Class A	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	3,588	90,451
Common shares issued	509	12,744
Share transfers between classes	(554)	(13,872)
Reinvestment of distributions	22	545
Common shares repurchased	(271)	(6,704)
Common shares outstanding — end of period	3,294	83,164

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Class C	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	2,939	75,107
Common shares issued	90	2,221
Share transfers between classes	(151)	(3,756)
Reinvestment of distributions	46	1,149
Common shares repurchased	(150)	(3,694)
Common shares outstanding — end of period	2,774	71,027
Class I	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	133,237	3,373,969
Common shares issued	23,917	601,774
Share transfers between classes	898	22,683
Reinvestment of distributions	1,109	27,957
Common shares repurchased	(7,231)	(180,887)
Common shares outstanding — end of period	151,930	3,845,496
Class L	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	498	12,639
Common shares issued	33	838
Reinvestment of distributions	14	349
Common shares repurchased	(28)	(709)
Common shares outstanding — end of period	517	13,117
Class U	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	24,360	610,369
Common shares issued	2,106	52,832
Share transfers between classes	(199)	(4,992)
Reinvestment of distributions	689	17,293
Common shares repurchased	(543)	(13,531)
Common shares outstanding — end of period	26,413	661,971
Class U-2	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	5,305	133,468
Common shares issued	689	17,276
Share transfers between classes	(3)	(63)
Reinvestment of distributions	150	3,750
Common shares repurchased	(399)	(9,869)
Common shares outstanding — end of period	5,742	144,562
Class W	For the Six Months Ended June 30, 2025
	Shares	Amount ($)
Common shares outstanding — beginning of period	1,390	35,699
Reinvestment of distributions	36	918
Common shares repurchased	(38)	(956)
Common shares outstanding — end of period	1,388	35,661

Repurchase Program

Beginning in the second quarter of 2017, the Fund began offering, and currently intends to continue offering, the quarterly repurchase of shares in such amount as may be determined by the Board in accordance with the Fund's fundamental policy to conduct repurchase offers for between 5%-25% of its outstanding shares each quarter.

The following table summarizes the share repurchases completed during the six months ended June 30, 2025:

Three Months Ended	Repurchase Date	Shares Repurchased	Purchase Price Per Share	Aggregate Consideration for Repurchased Shares	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	% of Outstanding Shares Repurchased
December 31, 2024	January 11, 2025	3,596	$25.31	$91,021	8,595	5.00%	2.09%
March 31, 2025	April 10, 2025	5,064	24.75	125,329	9,208	5.00%	2.75%
Total		8,660		$216,350

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(6) Debt

In accordance with the Investment Company Act, the Fund is allowed to borrow amounts with respect to senior securities representing indebtedness (such as the senior secured revolving credit facilities), such that its asset coverage, calculated pursuant to the Investment Company Act, is at least 300% after such borrowing.

State Street Credit Facility

The Fund is a party to a senior secured revolving credit facility (as amended, the "State Street Credit Facility"), that allows the Fund to borrow up to $300,000 at any one time outstanding. The State Street Credit Facility's stated maturity date is July 31, 2026. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities (which are subject to certain limitations and exceptions), including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional MRPS, and liens, (b) limitations on certain restricted payments, (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the MRPS of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1 and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) of the Fund to outstanding and requested loans of not less than 3:1. As of June 30, 2025, the Fund was in compliance with the terms of the State Street Credit Facility.

As of June 30, 2025, there was $284,793 outstanding under the State Street Credit Facility. Since July 31, 2024, the interest rate charged on the State Street Credit Facility is based on an applicable Secured Overnight Financing Rate ("SOFR") plus an applicable spread of 1.25%. Prior to July 31, 2024, the interest rate charged on the State Street Credit Facility was based on an applicable SOFR plus a credit spread adjustment of 0.10% and an applicable spread of 1.00%. In addition to the stated interest expense on the State Street Credit Facility, the Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility.

For the six months ended June 30, 2025, the components of interest and unused commitment fee expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the State Street Credit Facility were as follows:

For the Six Months Ended June 30, 2025 ($)
Stated interest expense	7,116
Unused commitment fee	49
Amortization of debt issuance costs	205
Total interest and credit facility fees expense	7,370
Cash paid for interest expense	7,257
Average stated interest rate	5.37%
Average outstanding balance	267,319

Wells Credit Facility

The Fund and one of the Fund's consolidated subsidiaries, CADEX Credit Financing, LLC (the "Financing Sub 1"), are party to a revolving funding facility (as amended, the "Wells Credit Facility"), that allows the Financing Sub 1 to borrow up to $1,400,000 at any one time outstanding. The Wells Credit Facility is secured by all of the assets held by, and the membership interest in, the Financing Sub 1. The end of the reinvestment period and the stated maturity date for the Wells Credit Facility are May 30, 2028 and May 30, 2030, respectively.

Amounts available to borrow under the Wells Credit Facility are subject to a borrowing base that applies different advance rates to different types of assets held by the Financing Sub 1. The Financing Sub 1 is also subject to limitations with respect to the loans securing the Wells Credit Facility, including restrictions on loan size, borrower domicile, payment frequency and status, collateral interests, and loans with fixed rates, as well as restrictions on portfolio company leverage, which may also affect the borrowing base and therefore amounts available to borrow. The Fund and the Financing Sub 1 are also required to comply with various covenants, reporting requirements and other customary requirements for similar facilities. These covenants are subject to important limitations and exceptions that are described in the documents governing the Wells Credit Facility. As of June 30, 2025, the Fund and the Financing Sub 1 were in compliance with the terms of the Wells Credit Facility.

As of June 30, 2025, there was $915,896 outstanding under the Wells Credit Facility. Since May 30, 2025, the interest rate charged on the Wells Credit Facility is based on an applicable SOFR plus an applicable spread of 1.90%. Prior to May 30, 2025, the interest rate charged on the Wells Credit Facility was based on an applicable SOFR plus an applicable spread of

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

2.15%. In addition to the stated interest expense on the Wells Credit Facility, the Financing Sub 1 is also required to pay a commitment fee of between 0.50% and 1.80% per annum depending on the size of the unused portion of the Wells Credit Facility.

For the six months ended June 30, 2025, the components of interest and unused commitment fee expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the Wells Credit Facility were as follows:

For the Six Months Ended June 30, 2025 ($)
Stated interest expense	27,600
Unused commitment fee	1,316
Amortization of debt issuance costs	1,366
Total interest and credit facility fees expense	30,282
Cash paid for interest expense	29,510
Average stated interest rate	6.57%
Average outstanding balance	847,561

BNP Credit Facility

The Fund and one of the Fund's consolidated subsidiaries, CADEX Liquid Financing LLC (the "Financing Sub 2"), are party to a revolving credit facility (the "BNP Credit Facility"), that allows the Financing Sub 2 to borrow up to $400,000 at any one time outstanding. The obligations of Financing Sub 2 under the BNP Credit Facility are secured by all of the assets held by Financing Sub 2, including certain loans to be contributed by the Fund to Financing Sub 2 from time to time. The end of the reinvestment period and the stated maturity date for the BNP Credit Facility are July 31, 2027 and July 31, 2028, respectively. Subject to certain conditions, during the reinvestment period, Financing Sub 2 may propose one or more increases in the maximum facility amount in increments of $50,000. Under the terms of the BNP Credit Facility, the

Fund and Financing Sub 2, as applicable, have made certain representations and warranties regarding the loans, as well as their businesses, and are required to comply with various covenants, servicing procedures, limitations on the disposition of loans, reporting requirements and other customary requirements for similar revolving funding facilities. The BNP Credit Facility includes usual and customary events of default for revolving funding facilities of this nature. As of June 30, 2025, the Fund and the Financing Sub 2 were in compliance with the terms of the BNP Credit Facility.

As of June 30, 2025, there was $190,000 outstanding under the BNP Credit Facility. The interest rate charged on the BNP Credit Facility is based on an applicable SOFR (as defined in the documents governing the BNP Credit Facility) plus a margin of (i) 1.60% during the reinvestment period and (ii) 2.60% following the reinvestment period. In addition to the stated interest expense on the BNP Credit Facility, the Financing Sub 2 is also required to pay a commitment fee of between 0.35% and 0.70% per annum depending on the size of the unused portion of the BNP Credit Facility.

For the six months ended June 30, 2025, the components of interest and unused commitment fee expense, average stated interest rates (i.e., rate in effect plus the spread) and average outstanding balances for the BNP Credit Facility were as follows:

For the Six Months Ended June 30, 2025 ($)
Stated interest expense	7,557
Unused commitment fee	112
Amortization of debt issuance costs	439
Total interest and credit facility fees expense	8,108
Cash paid for interest expense	8,671
Average stated interest rate	6.01%
Average outstanding balance	253,481

(7) Mandatory Redeemable Preferred Shares

The Fund has authorized and issued certain MRPS (each issuance of which is referred to herein using the defined term set forth under the "MRPS" column of the table below and collectively referred to as the MRPS. Certain key terms related to the features for the MRPS as of June 30, 2025 are listed below.

MRPS	Shares Authorized and Issued	Gross Proceeds	Redemption Date	Liquidation Preference	Dividend Rate per annum(1)
Series A MRPS	2,400	$60,000	July 30, 2026	$25.00	2.68%
Series B MRPS	3,600	90,000	September 30, 2026	25.00	2.68%
Series C MRPS	6,000	150,000	September 30, 2028	25.00	3.07%
Series D MRPS	2,200	55,000	January 6, 2027	25.00	2.96%

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

MRPS	Shares Authorized and Issued	Gross Proceeds	Redemption Date	Liquidation Preference	Dividend Rate per annum(1)
Series E MRPS	2,600	$65,000	January 6, 2032	$25.00	3.48%
Series F MRPS	3,400	85,000	June 1, 2026	25.00	7.16%
Series G MRPS	2,600	65,000	June 1, 2028	25.00	7.23%
Series H MRPS(2)	4,000	100,000	June 7, 2027	25.00	6.25%
Series I MRPS(2)	2,000	50,000	June 7, 2029	25.00	6.35%
Series J MRPS(2)	2,000	50,000	July 3, 2029	25.00	6.35%
Series K MRPS(2)	6,000	150,000	January 15, 2030	25.00	5.94%
Series L MRPS(2)	6,000	150,000	April 14, 2032	25.00	6.07%
Total redeemable amount		$1,070,000

(1) Payable quarterly. The weighted average dividend rate for the MRPS is 5.04% per annum.

(2) In connection with the issuance of the Series H MRPS, the Series I MRPS, the Series J MRPS, the Series K MRPS and the Series L MRPS, the Fund entered into interest rate swaps to more closely align the interest rate of such liabilities with the Fund's investment portfolio, which consists primarily of floating rate loans. See Note 9 for more information on the Fund's interest rate swaps.

The MRPS are subject to optional and mandatory redemption in certain circumstances. The MRPS will be subject to redemption, at the option of the Fund, in whole or in part at any time only for the purposes of decreasing leverage of the Fund. The Fund may be obligated to redeem certain of the MRPS if the Fund fails to maintain an asset coverage ratio, calculated in accordance with the Investment Company Act, greater than or equal to 225%. Holders of the MRPS are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date.

The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption. The Fund is subject to certain restrictions relating to the MRPS such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any dividends to common shareholders and could trigger the mandatory redemption of the MRPS. Additionally, in accordance with the Investment Company Act, the Fund may not issue additional MRPS if immediately after such issuance the Fund will not have an asset coverage of at least 200%. As of June 30, 2025, the Fund was in compliance with the terms applicable to the MRPS.

The Fund's MRPS activity for the six months ended June 30, 2025 was as follows:

	Series A MRPS	Series B MRPS	Series C MRPS	Series D MRPS	Series E MRPS	Series F MRPS	Series G MRPS	Series H MRPS	Series I MRPS	Series J MRPS	Series K MRPS	Series L MRPS
Shares outstanding — beginning of period	2,400	3,600	6,000	2,200	2,600	3,400	2,600	4,000	2,000	2,000	—	—
Shares issued	—	—	—	—	—	—	—	—	—	—	6,000	6,000
Shares outstanding — end of period	2,400	3,600	6,000	2,200	2,600	3,400	2,600	4,000	2,000	2,000	6,000	6,000

The Fund's MRPS balance as of June 30, 2025 were as follows:

	Series A MRPS ($)	Series B MRPS ($)	Series C MRPS ($)	Series D MRPS ($)	Series E MRPS ($)	Series F MRPS ($)	Series G MRPS ($)	Series H MRPS ($)	Series I MRPS ($)	Series J MRPS ($)	Series K MRPS ($)	Series L MRPS ($)	Total ($)
Principal amount	60,000	90,000	150,000	55,000	65,000	85,000	65,000	100,000	50,000	50,000	150,000	150,000	1,070,000
Unamortized issuance cost	(143)	(248)	(767)	(228)	(577)	(285)	(416)	(753)	(462)	(464)	(1,232)	(1,314)	(6,889)
Carrying value	59,857	89,752	149,233	54,772	64,423	84,715	64,584	99,247	49,538	49,536	148,768	148,686	1,063,111

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Dividends on the MRPS are accrued on a daily basis and included in interest and credit facility fee expense on the consolidated statement of operations and in interest and facility fees payable on the consolidated statement of assets and liabilities. The table below summarizes the components of interest expense, the effective dividend rates and cash paid for dividends on the Fund's MRPS for the six months ended June 30, 2025:

	Series A MRPS ($)	Series B MRPS ($)	Series C MRPS ($)	Series D MRPS ($)	Series E MRPS ($)	Series F MRPS ($)	Series G MRPS ($)	Series H MRPS ($)	Series I MRPS ($)	Series J MRPS ($)	Series K MRPS ($)	Series L MRPS ($)	Total ($)
Stated dividends	802	1,204	2,299	812	1,129	3,037	2,346	3,119	1,585	1,585	4,101	1,943	23,962
Amortization of deferred issuance costs	65	98	117	74	44	154	71	193	58	57	124	41	1,096
Total interest expense	867	1,302	2,416	886	1,173	3,191	2,417	3,312	1,643	1,642	4,225	1,984	25,058
Weighted average stated dividend rate	2.68%	2.68%	3.07%	2.96%	3.48%	7.16%	7.23%	6.25%	6.35%	6.35%	5.94%	6.07%	5.04%
Cash paid for dividends	804	1,206	2,302	814	1,132	3,043	2,350	3,125	1,588	1,587	2,005	—	19,956
(8) Investment Transactions

For the six months ended June 30, 2025, the cost of investments purchased and proceeds from the sale of investments, excluding short obligations and derivatives, were as follows:

For the Six Months Ended June 30, 2025 ($)
Cost of investments purchased	(1,793,395)
Proceeds from the sale of investments	1,095,736

(9) Derivative Instruments

The Fund recognizes all of its derivative instruments at fair value as either assets or liabilities in the consolidated statement of assets and liabilities. The changes in the fair value are included in the consolidated statement of operations during the current year. Purchases of derivative contracts and proceeds from the sale of derivative contracts, as disclosed in the consolidated statement of cash flows, are indicative of the volume of derivative activity during the six months ended June 30, 2025. The Fund is exposed to certain risks relating to its ongoing operations; the primary risks managed by using derivative instruments are market risk, credit risk, and foreign exchange risk. Additionally, the Fund holds certain derivative instruments for investment purposes. As of or during the six months ended June 30, 2025, the Fund held the following instruments meeting the definition of a derivative instrument: foreign currency forward contracts, interest rate swaps, equity options and credit default swaps.

The Fund operates as a "limited derivatives user" for purposes of the derivatives transactions exemption in Rule 18f-4. To qualify as a limited derivatives user, the Fund's "derivatives exposure" is limited to 10% of its net assets subject to exclusions for certain currency or interest rate hedging transactions (as calculated in accordance with Rule 18f-4). If the Fund ceases to qualify as a "limited derivatives user" as defined in Rule 18f-4, the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions.

Qualitative Disclosures of Derivative Financial Instruments

The following is a description of the derivatives utilized by the Fund during the reporting period, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Forward Contracts

The Fund enters into foreign currency forward contracts from time to time to help mitigate its foreign currency risk exposure. As of June 30, 2025, the counterparties to each of the Fund's foreign currency forward contracts were Goldman Sachs International and Morgan Stanley Capital Services LLC.

Interest Rate Swaps

In connection with the issuances of the Series H MRPS, the Series I MRPS, the Series J MRPS, the Series K MRPS and

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

the Series L MRPS, the Fund entered into interest rate swaps to more closely align the interest rates of such liabilities with its investment portfolio, which consists primarily of floating rate loans. Under the interest rate swaps, the Fund receives a fixed interest rate and pays a floating interest rate of one-month SOFR plus an applicable spread, as disclosed below. As of June 30, 2025, the counterparty to all of the Fund's interest rate swaps was Goldman Sachs International. See Note 7 for more information on the Series H MRPS, the Series I MRPS, the Series J MRPS, the Series K MRPS and the Series L MRPS.

Equity Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The Fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the Fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The premium received by the Fund for option contracts written is recorded as a liability. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. The Fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized gains or losses occurring during the holding period of purchased options and written options contracts are included in the "net realized gains or losses on derivative contracts" in the accompanying consolidated statement of operations. Net unrealized gains or losses occurring during the holding period of purchased options and written options contracts are included in the "net unrealized gains or losses on derivative contracts" in the accompanying consolidated statement of operations.

Credit Default Swaps

The Fund enters into credit default swap contracts for investment purposes and to manage its credit risk. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. The Fund may purchase or sell protection. A seller of protection generally receives an upfront payment or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments received are accrued daily and accounted for as realized gains. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The buyer of protection generally pays an upfront premium or periodic payments throughout the term of the swap provided there is no credit event. Such periodic payments paid are accrued daily and accounted for as realized losses.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized in the consolidated statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligations to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

The Fund's derivative contracts are subject to either International Swaps and Derivatives Association Master Agreements, or futures contracts/OTC addenda which contain certain covenants and other provisions that, if violated, may require the Fund to post collateral on derivatives if the Fund is in a net liability position with its counterparties exceeding certain amounts. As of June 30, 2025, there were no derivative instruments with credit-risk-related contingent features that are in a net liability position after taking into effect permissible offsetting. Additionally, OTC derivative counterparties may immediately terminate these agreements and the related derivative contracts if the Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages or amounts. As of June 30, 2025, the termination values of these derivative contracts were approximately equal to their fair values.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Certain information related to the Fund's derivative instruments as of June 30, 2025 is presented below.

Derivative Instrument	Notional Amount		Gross Amount of Recognized Assets	Gross Amount of Recognized Liabilities	Balance Sheet Location of Net Amounts
Foreign currency forward contract		¥1,001,315	$6,973	$(6,854)	Derivative assets
Foreign currency forward contract	SEK	380,950	40,331	(40,906)	Derivative liabilities
Foreign currency forward contract	NOK	243,235	24,135	(24,921)	Derivative liabilities
Foreign currency forward contract		€191,276	225,687	(232,641)	Derivative liabilities
Foreign currency forward contract		€112,312	132,516	(136,999)	Derivative liabilities
Foreign currency forward contract		£111,846	153,542	(158,640)	Derivative liabilities
Foreign currency forward contract		£103,563	142,171	(146,399)	Derivative liabilities
Foreign currency forward contract	DKK	79,010	12,498	(12,894)	Derivative liabilities
Foreign currency forward contract	CAD	54,607	40,144	(40,638)	Derivative liabilities
Foreign currency forward contract	SEK	45,000	4,764	(4,819)	Derivative liabilities
Foreign currency forward contract	DKK	40,000	6,327	(6,533)	Derivative liabilities
Foreign currency forward contract	CAD	31,660	23,280	(23,651)	Derivative liabilities
Foreign currency forward contract	NZD	19,317	11,784	(11,984)	Derivative liabilities
Foreign currency forward contract	PLN	15,023	4,166	(4,342)	Derivative liabilities
Foreign currency forward contract	AUD	8,380	5,517	(5,674)	Derivative liabilities
Foreign currency forward contract	NZD	7,008	4,273	(4,387)	Derivative liabilities
Foreign currency forward contract	NOK	6,400	635	(657)	Derivative liabilities
Foreign currency forward contract		$5,196	3,785	(3,652)	Derivative assets
Foreign currency forward contract		$5,004	4,037	(3,864)	Derivative assets
Call-Chicago Board Options Exchange-VIX US		$962	57	—	Derivative assets
Call-Chicago Board Options Exchange-VIX US		$(962)	—	(32)	Derivative liabilities
CDX HY S39 Tranche 15-25		$4,945	—	(436)	Derivative liabilities
CMBX.NA.BBB- S9		$1,030	177	—	Derivative assets
SRT CDS Tranche 95.12-99.23		$—	1	—	Derivative assets
Interest rate swap — Series H MRPS		$100,000	1,770	—	Derivative assets
Interest rate swap — Series I MRPS		$50,000	1,441	—	Derivative assets
Interest rate swap — Series J MRPS		$50,000	1,462	—	Derivative assets
Interest rate swap — Series K MRPS		$150,000	2,769	—	Derivative assets
Interest rate swap — Series L MRPS		$150,000	2,781	—	Derivative assets
Total			$857,023	$(870,923)

Description	MRPS	Notional Amount	Fund Receives	Fund Pays	Maturity Date
Interest rate swap	Series H MRPS	$100,000	6.250%	SOFR +1.7420%	June 7, 2027
Interest rate swap	Series I MRPS	$50,000	6.350%	SOFR +2.0865%	June 7, 2029
Interest rate swap	Series J MRPS	$50,000	6.350%	SOFR +2.0895%	July 3, 2029
Interest rate swap	Series K MRPS	$150,000	5.940%	SOFR +1.9950%	January 15, 2030
Interest rate swap	Series L MRPS	$150,000	6.070%	SOFR +2.1530%	April 14, 2032

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Net realized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2025 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2025 ($)
Foreign currency forward contracts	Net realized losses on derivative contracts	(35,124)
Interest rate swaps	Net realized losses on derivative contracts	(410)
Written options	Net realized losses on derivative contracts	58
Credit default swaps	Net realized losses on derivative contracts	(131)
Total		(35,607)

Net unrealized gains (losses) on derivative instruments recognized by the Fund for the six months ended June 30, 2025 are in the following locations in the consolidated statement of operations:

Derivative Instrument	Statement Location	For the Six Months Ended June 30, 2025 ($)
Foreign currency forward contracts	Net unrealized losses on derivative contracts	(46,279)
Interest rate swaps	Net unrealized gains on derivative contracts	11,371
Written options	Net unrealized losses on derivative contracts	(24)
Credit default swaps	Net unrealized losses on derivative contracts	188
Total		(34,744)

Offsetting Arrangements

Although the Fund generally presents derivative and other financial instruments on a gross basis in the consolidated statement of assets and liabilities, certain derivative and other financial instruments are subject to enforceable master netting arrangements with certain counterparties which allow for the derivative and other financial instruments to be offset.

The following table presents the rights of offset and related arrangements associated with the Fund's derivative instruments as of June 30, 2025:

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Assets:
Goldman Sachs International:
Foreign currency forward contracts	$28,008	$(27,867)	$141	$—	$(141)	$—
Interest rate swaps	10,223	—	10,223	—	(10,223)	—
Credit default swaps	178	—	178	—	(178)	—
Equity options	57	—	57	—	(57)	—
	38,466	(27,867)	10,599	—	(10,599)	—
Morgan Stanley Capital Services LLC:
Foreign currency forward contracts	11,010	(10,718)	292	—	(292)	—
Total assets	$49,476	$(38,585)	$10,891	$—	$(10,891)	$—

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

				Gross Amounts Not Offset in Statement of Assets and Liabilities
Description	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in Assets (Liabilities)	Net Amounts of Assets (Liabilities) Presented	Financial Instrument	Collateral (Received) Pledged	Net Amount
Liabilities:
Goldman Sachs International:
Foreign currency forward contracts	$(376,484)	$365,222	$(11,262)	$—	$11,262	$—
Credit default swaps	(436)	—	(436)	—	436	—
Equity options	(32)	—	(32)	—	32	—
	(376,952)	365,222	(11,730)	—	11,730	—
Morgan Stanley Capital Services LLC:
Foreign currency forward contracts	(455,386)	442,325	(13,061)	—	13,061	—
Total liabilities	$(832,338)	$807,547	$(24,791)	$—	$24,791	$—

(10) Income Taxes

The Fund intends to distribute all or substantially all of its taxable income to shareholders and to comply with the other requirements of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required.

The Fund may elect to incur an excise tax if it is deemed prudent by its Board from a cash management perspective or in the best interest of shareholders due to other facts and circumstances. For the six months ended June 30, 2025, the Fund incurred U.S. federal excise taxes of $564.

As of December 31, 2024, which is the end of the Fund's most recent taxable year, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(11) Segment Reporting

The Fund operates through a single operating and reporting segment with an investment objective to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The CODM is comprised of the Fund's portfolio managers and chief financial officer and the CODM assesses the performance and makes operating decisions of the Fund on a consolidated basis primarily based on the Fund's net increase in net assets resulting from operations ("net income"). In addition to numerous other factors and metrics, the CODM utilizes net income as a key metric in determining the amount of dividends to be distributed to the Fund's shareholders. As the Fund's operations comprise of a single reporting segment, the segment assets are reflected on the accompanying consolidated statement of assets and liabilities as "total assets" and the significant segment expenses are listed on the accompanying consolidated statement of operations.

(12) Risk Factors

Short Sales Risk

A short sale is a transaction in which the Fund sells an instrument that it does not own in anticipation that the market price will decline. To deliver the securities to the buyer, the Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Fund intends to replace the securities at a lower price and therefore profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash and/or liquid securities. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Derivatives Risk

The Fund's use of derivatives involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used.

General Risks Associated with Derivatives. Although the Fund does not expect derivatives to represent a significant component of its portfolio, the Fund may use derivatives including, in particular, swaps (including interest rate swaps and credit default swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to certain risks, including, but not limited to, credit risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk, valuation risk and regulatory risk.

Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of "senior securities" under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits closed-end funds, including the Fund, from issuing or selling any "senior security" representing indebtedness (unless the fund maintains 300% "asset coverage") or any senior security representing stock (unless the fund maintains 200% "asset coverage").

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

The Fund is currently relying on the Limited Derivatives User Exception (as defined below) from certain requirements of Rule 18f-4. Absent the availability of the Limited Derivatives User Exception, the Fund would be required to comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires a fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is required to be administered by a "derivatives risk manager," who is appointed by the fund's board, including a majority of the directors or trustees who are not "interested persons" of the fund (as defined in the Investment Company Act), and periodically reviews the DRMP and reports to the board.

Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception").

Options and Futures Risk. The Fund may utilize options and futures contracts and so-called "synthetic" options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter ("OTC") market. When options are purchased OTC, the Fund's portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Fund may have difficulty closing out its position. OTC options also may include options on baskets of specific securities. The Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of a call option exposes the seller during the term of the option to possible loss of opportunity to

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. In the sale of a put, losses may be significant and, in the sale of a call, losses can be unlimited.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser's ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Swap Agreements Risk. The Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes, as a form of leverage or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument yielding the desired return. Swap agreements are often two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a typical "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Some swaps may be subject to central clearing and exchange trading.

Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a bi-lateral swap agreement counterparty. The Fund may seek to reduce this risk to some extent by entering into a transaction only if the counterparty meets the Adviser's current credit standards for OTC option counterparties. In the case of a cleared swap, the Fund bears the risk that the clearinghouse may default. Swap agreements also bear the risk that the Fund will not be able to meet its payment obligations to the counterparty. Restrictions imposed by the tax rules applicable to RICs may limit the Fund's ability to use swap agreements. It is possible that developments in the swap market, including further government regulation, could adversely affect the Fund's ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

The Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. Credit default swaps are often structured with significant leverage and may be considered speculative. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract may be obligated to pay the protection "seller" an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

Swaptions Risk. The Fund, to the extent permitted under applicable law, may enter into "swaptions", which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

Credit-Linked Securities Risk. Among the income producing securities in which the Fund may invest are credit-linked securities, which generally are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in credit-linked securities generally represent the right to receive periodic income payments (in the form of dividends) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive as an investor in the issuer. The Fund's investments in these instruments are indirectly subject to the risks associated with derivatives, including, among others, credit risk and leverage risk. There may be no established trading market for these securities and they may constitute illiquid investments.

Repurchase Agreements and Reverse Repurchase Agreements Risk

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income.

Repurchase agreements involving obligations other than U.S. Government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer, trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. If the Fund enters in reverse repurchase agreements and similar financing transactions in reliance on the exemption in Rule 18f-4(d), the Fund may treat such transactions as "derivatives transactions" and comply with Rule 18f-4 with respect to such transactions.

Senior Loans Risk

Although senior loans ("Senior Loans") are senior and typically secured in a first lien (including "unitranche" loans, which are loans that combine both senior and subordinated debt, generally in a first lien position) or second lien position in contrast to other below investment grade fixed income instruments, which are often subordinated or unsecured, the risks associated with such Senior Loans are generally similar

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

to the risks of other below investment grade fixed income instruments. Investments in below investment grade Senior Loans are considered speculative because of the credit risk of the issuers of debt instruments (each, a "Borrower"). Such Borrowers are more likely than investment grade Borrowers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce the net asset value of the Fund and income distributions. An economic downturn would generally lead to a higher non-payment rate, and a Senior Loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a Senior Loan may decline in value or become illiquid, which could adversely affect the Senior Loan's value.

Senior Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a Senior Loan would satisfy the Borrower's obligation in the event of nonpayment of scheduled interest or principal payments, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a Senior Loan. The collateral securing a Senior Loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Senior Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Senior Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Senior Loans including, in certain circumstances, invalidating such Senior Loans or causing interest previously paid to be refunded to the Borrower. Additionally, a Senior Loan may be "primed" in bankruptcy, which reduces the ability of the holders of the Senior Loan to recover on the collateral.

There may be less readily available information about most Senior Loans and the Borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the "Securities Act"), or the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act. Senior Loans may be issued by companies that are not subject to SEC reporting requirements and these companies, therefore, do not file reports with the SEC that must comply with SEC form requirements and, in addition, are subject to a less stringent liability disclosure regime than companies subject to SEC reporting requirements. As a result, the Adviser will rely primarily on its own evaluation of a Borrower's credit quality rather than on any available independent sources. Consequently, the Fund will be particularly dependent on the analytical abilities of the Adviser. In certain circumstances, Senior Loans may not be deemed to be securities under certain federal securities laws, other than the Investment Company Act. Therefore, in the event of fraud or misrepresentation by a Borrower or an arranger, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws as would otherwise be available for bonds or stocks. Instead, in such cases, parties generally would rely on the contractual provisions in the Senior Loan agreement itself and common law fraud protections under applicable state law.

The secondary trading market for Senior Loans may be less liquid than the secondary trading market for registered investment grade debt securities. No active trading market may exist for certain Senior Loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell Senior Loans quickly or at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Senior Loans are subject to legislative risk. If legislation or state or federal regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund may be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default. If legislation or federal or state regulations require financial institutions to increase their capital requirements this may cause financial institutions to dispose of Senior Loans that are considered highly levered transactions. If the Fund attempts to sell a Senior Loan at a time when a financial institution is engaging in such a sale, the price the Fund could receive for the Senior Loan may be adversely affected.

Subordinated Loans Risk

Although the Fund does not expect Subordinated Loans to be a significant component of its portfolio, it may invest in such instruments from time to time. Subordinated loans generally are subject to similar risks as those associated with investments in Senior Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a Subordinated Loan, the first priority lien holder has first claim to the underlying collateral of the loan to the extent such claim is secured. Additionally, an over secured creditor may be entitled to

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

additional interest and other charges in bankruptcy increasing the amount of their allowed claim. Subordinated Loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Loans and may be less liquid.

Corporate Bonds Risk

The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate- and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the Borrower, such as investors' perceptions of the creditworthiness of the Borrower, the Borrower's financial performance, perceptions of the Borrower in the marketplace, performance of management of the Borrower, the Borrower's capital structure and use of financial leverage and demand for the Borrower's goods and services. There is a risk that the Borrowers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. High yield corporate bonds are often high risk and have speculative characteristics. High yield corporate bonds may be particularly susceptible to adverse Borrower-specific developments.

CLO Securities Risk

CLOs issue securities in tranches with different payment characteristics and different credit ratings. The rated tranches of securities issued by CLOs ("CLO Securities") are generally assigned credit ratings by one or more nationally recognized statistical rating organizations. The subordinated (or residual) tranches are the most junior tranches and do not receive ratings. Below investment grade tranches of CLO Securities typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO.

The riskiest portion of the capital structure of a CLO is the subordinated (or residual) tranche, which bears the bulk of defaults from the loans in the CLO and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO typically has higher ratings and lower yields than the underlying securities, and can be rated investment grade. Despite the protection from the subordinated tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults and aversion to CLO Securities as a class. The risks of an investment in a CLO depend largely on the collateral and the tranche of the CLO in which the Fund invests.

The CLOs in which the Fund invests may have issued and sold debt tranches that will rank senior to the tranches in which the Fund invests. By their terms, such more senior tranches may entitle the holders to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments with respect to the tranches in which the Fund invests.

Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a CLO, holders of more senior tranches would typically be entitled to receive payment in full before the Fund receives any distribution. After repaying such senior creditors, such CLO may not have any remaining assets to use for repaying its obligation to the Fund. In the case of tranches ranking equally with the tranches in which the Fund invests, the Fund would have to share on an equal basis any distributions with other creditors holding such securities in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant CLO. Therefore, the Fund may not receive back the full amount of its investment in a CLO.

The transaction documents relating to the issuance of CLO Securities may impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO's investment manager to trade investments and impose certain portfolio-wide asset quality requirements. These criteria, restrictions and requirements may limit the ability of the CLO's investment manager to maximize returns on the CLO Securities. In addition, other parties involved in CLOs, such as third-party credit enhancers and investors in the rated tranches, may impose requirements that have an adverse effect on the returns of the various tranches of CLO Securities. Furthermore, CLO Securities issuance transaction documents generally contain provisions that, in the event that certain tests are not met (generally interest coverage and over-collateralization tests at varying levels in the capital structure), proceeds that would otherwise be distributed to holders of a junior tranche must be diverted to pay down the senior tranches until such tests are satisfied. Failure (or increased likelihood of failure) of a CLO to make timely payments on a particular tranche will have an adverse effect on the liquidity and market value of such tranche.

Payments to holders of CLO Securities may be subject to deferral. If cash flows generated by the underlying assets are insufficient to make all current and, if applicable, deferred payments on CLO Securities, no other assets will be available

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

for payment of the deficiency and, following realization of the underlying assets, the obligations of the Borrower of the related CLO Securities to pay such deficiency will be extinguished.

The market value of CLO Securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO Securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.

Asset-Backed Securities Risk

Asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, asset-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, the underlying assets are subject to prepayments that shorten the securities' weighted average maturity and may lower their return. Asset-backed securities are also subject to risks associated with their structure and the nature of the assets underlying the security and the servicing of those assets. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. The values of asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with the negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer credit laws with respect to the assets underlying these securities, which may give the debtor the right to avoid or reduce payment. In addition, due to their often complicated structures, various asset-backed securities may be difficult to value and may constitute illiquid investments. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions, or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. If many Borrowers on the underlying loans default, losses could exceed the credit enhancement level and result in losses to investors in asset-backed securities.

"Covenant-Lite" Loans Risk

Some of the loans in which the Fund may invest directly or indirectly through its investments in collateralized debt obligations, CLOs or other types of structured securities may be "covenant-lite" loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience delays in enforcing its rights on its holdings of covenant-lite loans. As a result of these risks, the Fund's exposure to losses may be increased, which could result in an adverse impact on the Fund's net income and net asset value.

Investment and Market Risk

An investment in the common shares of the Fund is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the common shares of the Fund represents an indirect investment in the portfolio of Senior Loans, Corporate Bonds, CLO Securities and other securities and loans owned by the Fund, and the value of these securities and loans may fluctuate, sometimes rapidly and unpredictably. For instance, during periods of global economic downturn, the secondary markets for Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds may experience sudden and sharp price swings, which can be exacerbated by large or sustained sales by major investors in these markets, a high-profile default by a major Borrower, movements in indices tied to these markets or related securities or investments, or a change in the market's perception of Senior Loans and investments with similar economic characteristics (such as second lien loans and unsecured loans) and Corporate Bonds. At any point in time, an investment in the common shares of the Fund may be worth less than the original amount invested, even after taking into account distributions paid by the Fund, if any, and the ability of common shareholders to reinvest dividends. The Fund intends to continue to utilize leverage, which will magnify the Fund's risks and, in turn, the risks to the common shareholders.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Market Disruption and Geopolitical Risk

U.S. and global markets recently have experienced increased volatility, which could be harmful to the Fund and issuers in which it invests. Such volatility may result in, amongst other things, write-offs, the re-pricing of credit risk or worsening general economic conditions, any of which could materially and adversely impact the broader financial and credit markets and reduce the availability of debt and equity capital for the market as a whole and financial services firms in particular. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Various social and political circumstances in the U.S. and around the world (including wars and other forms of conflict, terrorist acts, security operations and catastrophic events such as fires, floods, earthquakes, tornadoes, hurricanes and global health epidemics or outbreaks of infectious diseases), may also contribute to increased market volatility and economic uncertainties or deterioration in the U.S. and worldwide. Such events, including trade tensions between the United States and other countries, other uncertainties regarding actual and potential shifts in U.S. and foreign, trade, economic and other policies with other countries (including with respect to treaties and tariffs), the ongoing war between Russia and Ukraine and conflicts in the Middle East and health epidemics and pandemics, could adversely affect the Fund's business, financial condition or results of operations. Additionally, as a result of the 2024 U.S. election, the Republican Party currently controls both the executive and legislative branches of government, which increases the likelihood that legislation may be adopted that could significantly affect the regulation of U.S. financial markets. Regulatory changes could result in greater competition from banks and other lenders with which we compete for lending and other investment opportunities. The United States may also potentially withdraw from or renegotiate various trade agreements and take other actions that would change current trade policies of the United States. These market and economic disruptions could negatively impact the operating results of the Fund's portfolio companies. This could in turn materially reduce the Fund's net asset value and distributions and adversely affect the Fund's financial prospects and condition.

Tariff Risk

The United States has recently enacted and proposed to enact significant new tariffs. Additionally, the current presidential administration has directed various federal agencies to further evaluate key aspects of U.S. trade policy and there has been ongoing discussion and commentary regarding potential significant changes to U.S. trade policies, treaties and tariffs. There continues to exist significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs. These developments, or the perception that any of them could occur, may have a material adverse effect on global economic conditions and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the U.S. Any of these factors could depress economic activity and restrict the Fund's portfolio companies' access to suppliers or customers and have a material adverse effect on their business, financial condition and results of operations, which in turn would negatively impact the Fund.

Interest Rate Risk

General interest rate fluctuations may have a negative impact on the Fund's investments and investment returns and, accordingly, may have a material adverse effect on the Fund's investment objective and net investment income. Because the Fund borrows money and may issue preferred stock to make investments, the Fund's net investment income is dependent upon the difference between the rate at which it borrows funds or pays dividends on such preferred stock and the rate at which it invests these funds.

The U.S. Federal Reserve decreased the federal funds rate multiple times in 2024 after a sustained period of historically high rates. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as rates rise. In periods of declining interest rates, the Fund may earn less interest income from investments and its cost of funds will also decrease, to a lesser extent, given certain of the Fund's currently outstanding indebtedness bears interest at fixed rates, resulting in lower net investment income. Conversely, in periods of rising interest rates, the Fund's interest income will increase as the majority of its portfolio bears interest at variable rates while the Fund's cost of funds will also increase, to a lesser extent, with the net impact being an increase to its net investment income. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Because Senior Loans with floating or variable rates reset their interest rates only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund's common shares. In addition, Senior Loans or similar loans or securities may allow the Borrower to opt between SOFR-based interest rates and interest rates based on bank prime rates, which may have an effect on the net asset value of the Fund's common shares.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

If general interest rates rise, there is a risk that the portfolio companies in which the Fund holds floating rate securities will be unable to pay escalating interest amounts, which could adversely impact their financial performance and result in a default under their loan documents. Rising interest rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults. In addition, rising interest rates may increase pressure on the Fund to provide fixed rate loans to the Fund's portfolio companies, which could adversely affect the Fund's net investment income, as increases in the cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.

Liquidity Risk

The Fund may not be able to readily dispose of illiquid securities or loans at prices that approximate those at which the Fund could sell the securities or loans if they were more widely traded and, as a result of that illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of securities, thereby adversely affecting the net asset value of the common shares and ability to make dividend distributions. The Fund's investments may not be readily marketable and may be subject to restrictions on resale. Generally, the Fund's investments are not listed on any national securities exchange and no active trading market may exist. When a secondary market exists, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Further, the lack of an established secondary market for illiquid securities may make it more difficult to value such securities, which may negatively affect the price the Fund would receive upon disposition of such securities.

Duration and Maturity Risk

The Fund has no fixed policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Fund to certain additional risks.

When interest rates rise, certain obligations will be paid off by the Borrower more slowly than anticipated, causing the value of these obligations to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

When interest rates fall, certain obligations will be paid off by the Borrower more quickly than originally anticipated, and the

Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as Borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the Adviser will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

Special Situations and Stressed Investments Risk

Although investments in debt and equity securities and other obligations of companies that may be involved in significant financial or business distress, including companies involved in, or that have recently completed, bankruptcy or other reorganization and liquidation proceedings ("Stressed Issuers") (such investments, "Special Situation Investments") may result in significant returns for the Fund, they are speculative and involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. Therefore, the Fund will be particularly dependent on the analytical abilities of the Adviser. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund's original investment and/or may be required to accept payment over an extended period of time. Among the risks inherent in investments in a troubled company is that it may be difficult to obtain information as to the true financial condition of such company. Troubled company investments and other distressed asset-based investments require active monitoring.

The Fund may make investments in Stressed Issuers when the Adviser believes it is reasonably likely that the Stressed Issuer will make an exchange offer or will be the subject to a plan of reorganization pursuant to which the Fund will receive new securities in return for a Special Situation Investment. There can be no assurance, however, that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which the Fund makes its investment in the Special Situation Investment and the time that any such exchange offer or plan of reorganization is completed, if at all. During this period, it is unlikely that the Fund would receive any interest payments on the Special Situation Investment, the Fund would be subject to significant uncertainty whether the exchange offer or plan of reorganization will be completed and the Fund may be required to bear certain extraordinary expenses to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in Special Situation Investments, the Fund's ability

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

to achieve current income for its shareholders may be diminished. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by Special Situation Investments will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the Special Situation Investments or a payment of some amount in satisfaction of the obligation). Even if an exchange offer is made or plan of reorganization is adopted with respect to Special Situation Investments held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made or even no value. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. Similarly, if the Fund participates in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of Special Situation Investments, the Fund may be restricted from disposing of such securities. To the extent that the Fund becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor.

To the extent that the Fund holds interests in a Stressed Issuer that are different (or more senior or junior) than those held by other funds and/or accounts managed by the Adviser or its affiliates ("Other Accounts"), the Adviser is likely to be presented with decisions involving circumstances where the interests of such Other Accounts may be in conflict with the Fund's interests. Furthermore, it is possible that the Fund's interest may be subordinated or otherwise adversely affected by virtue of such Other Accounts' involvement and actions relating to their investment. In addition, when the Fund and Other Accounts hold investments in the same Stressed Issuer (including in the same level of the capital structure), the Fund may be prohibited by applicable law from participating in restructurings, work-outs, renegotiations or other activities related to its investment in the Stressed Issuer absent an exemption due to the fact that Other Accounts hold investments in the same Stressed Issuer. As a result, the Fund may not be permitted by law to make the same investment decisions as Other Accounts in the same or similar situations even if the Adviser believes it would be in the Fund's best economic interests to do so. Also, the Fund may be prohibited by applicable law from investing in a Stressed Issuer (or an affiliate) that Other Accounts are also investing in or currently invest in even if the Adviser believes it would be in the best economic interests of the Fund to do so. Furthermore, entering into certain transactions that are not deemed prohibited by law when made may potentially lead to a condition that raises regulatory or legal concerns in the future. This may be the case, for example, with Stressed Issuers who are near default and more likely to enter into restructuring or work-out transactions with their existing debt holders, which may include the Fund and its affiliates. In some cases, to avoid the potential of future prohibited transactions, the Adviser may not recommend allocating an investment opportunity to the Fund that it would otherwise recommend, subject to the Adviser's then-current allocation policy and any applicable exemptions.

The Fund may also invest in companies in expectation of a specific event or catalyst, which may be external (e.g., a macroeconomic event impacting relevant markets) or an event that is specific to the company (e.g., a Chapter 11 filing). Such event-driven investing requires the Fund to make judgments concerning (i) the likelihood that an event will occur; and (ii) the impact such event will have on the value of the Fund's investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, significant losses can result.

Below Investment Grade Rating Risk

Debt instruments that are rated below investment grade are often referred to as "high yield" securities or "junk bonds." Below investment grade instruments are rated "Bal" or lower by Moody's, "BB+" or lower by S&P or "BB+" or lower by Fitch or, if unrated, are judged by the Adviser to be of comparable credit quality. While generally providing greater income and opportunity for gain, below investment grade debt instruments may be subject to greater risks than securities or instruments that have higher credit ratings, including a higher risk of default. The credit rating of an instrument that is rated below investment grade does not necessarily address its market value risk, and ratings may from time to time change, positively or negatively, to reflect developments regarding the Borrower's financial condition. Below investment grade instruments often are considered to be speculative with respect to the capacity of the Borrower to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than higher rated securities. Lower grade securities and similar debt instruments may be particularly susceptible to economic downturns. It is likely that a prolonged or deepening economic recession could adversely affect the ability of some Borrowers issuing such debt instruments to repay principal and pay interest on the instrument, increase the incidence of default and severely disrupt the market value of the securities and similar debt instruments.

The secondary market for below investment grade instruments may be less liquid than that for higher rated instruments.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objective will be more dependent on the Adviser's credit analysis than would be the case when the Fund invests in rated securities.

Under normal market conditions, the Fund will invest in debt instruments rated in the lower rating categories ("Caal" or lower by Moody's, "CCC+" or lower by S&P or "CCC+" or lower by Fitch) or unrated and of comparable quality. For these securities, the risks associated with below investment grade instruments are more pronounced. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

European Risk

The Fund may invest a portion of its capital in debt securities issued by issuers domiciled in Europe, including issuers domiciled in the United Kingdom. Concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (the "EU") or the Eurozone create risks that could materially and adversely affect the Fund's investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund's investments in European companies, including, but not limited to, the availability of credit to support such companies' financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies in affected countries, could also have material adverse effects on the Fund. In connection with investments in non-U.S. issuers, the Fund may engage in foreign currency exchange transactions but is not required to hedge its currency exposure. As such, the Fund makes investments that are denominated in British pound sterling or Euros. The Fund's assets are valued in U.S. dollars and the depreciation of the British pound sterling and/or the Euro in relation to the U.S. dollar could adversely affect the Fund's investments denominated in British pound sterling or Euros that are not fully hedged regardless of the performance of the underlying issuer.

Litigation Risk

The Fund as well as the Adviser, the Sub-Adviser and its affiliates participate in a highly regulated industry and are each subject to regulatory examinations in the ordinary course of business. There can be no assurance that the Fund, its executive officers, trustees, and the Adviser, the Sub-Adviser, their affiliates and/or any of their respective principals and employees will avoid regulatory investigation and possible enforcement actions stemming therefrom. The Adviser and the Sub-Adviser are each registered investment advisers and, as such, subject to the provisions of the Advisers Act. The Fund the Adviser and the Sub-Adviser may each be, from time to time, subject to formal and informal examinations, investigations, inquiries, audits and reviews from numerous regulatory authorities both in response to issues and questions raised in such examinations or investigations and in connection with the changing priorities of the applicable regulatory authorities across the market in general.

The Fund, its executive officers, trustees, and the Adviser, the Sub-Adviser and their affiliates and/or any of their respective principals and employees could also be named as defendants in, or otherwise become involved in, litigation. Litigation and regulatory actions can be time-consuming and expensive and can lead to unexpected losses, which expenses and losses are often subject to indemnification by us. Legal proceedings could continue without resolution for long periods of time and their outcomes, which could materially and adversely affect the value of us or the ability of the Adviser or the Sub-Adviser to manage the Fund, are often impossible to anticipate. The Adviser or the Sub-Adviser would likely be required to expend significant resources responding to any litigation or regulatory action related to it, and these actions could be a distraction to the activities of the Adviser or the Sub-Adviser, as applicable.

The Fund's investment activities are subject to the normal risks of becoming involved in litigation by third parties. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved by the Adviser, Sub-Adviser, administrator, or any of the Fund's officers, be borne by the Fund and would reduce the Fund's net assets. The Adviser, the Sub-Adviser and others are indemnified by the Fund in connection with such litigation, subject to certain conditions.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2025 (Unaudited)

(in thousands, except per share data, percentages and as otherwise noted)

(13) Subsequent Events

The Adviser has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements as of and for the six months ended June 30, 2025, except as discussed below:

The following common share distributions were declared for July and August 2025.

	Class A	Class C	Class I	Class L	Class U	Class U-2	Class W
July 2025
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	July 31, 2025	July 31, 2025	July 31, 2025	July 31, 2025	July 31, 2025	July 31, 2025	July 31, 2025
Monthly Per Share Amount	$0.17229800	$0.15418160	$0.18054400	$0.16967540	$0.16367380	$0.16347850	$0.17062710
August 2025
Record Date	Daily	Daily	Daily	Daily	Daily	Daily	Daily
Payable Date	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025	August 31, 2025
Monthly Per Share Amount	$0.17229800	$0.15418160	$0.18054400	$0.16967540	$0.16367380	$0.16347850	$0.17062710

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information

June 30, 2025 (Unaudited)

Proxy Information

The policies and procedures used to determine how to vote proxies relating to securities held by CION Ares Diversified Credit Fund (the "Fund") are available (1) without charge, upon request, by calling 1-877-855-3434, (2) on the Fund's website at https://cioninvestments.com/resources/sec-filings/, and (3) on the SEC's website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available on Form N-PX by August 31 of each year (1) without charge, upon request, by calling 1-877-855-3434, (2) on the Fund's website at https://cioninvestments.com/resources/sec-filings/ and (3) on the SEC's website at https://www.sec.gov.

Portfolio Information

The Fund files its complete schedule of portfolio holdings for the first quarter and the third quarter of each fiscal year on SEC Form N-PORT. The Fund's Form N-PORT reports are available (1) without charge, upon request, by calling 1-877-855-3434; or (2) on the SEC's website at http://www.sec.gov.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Dividend Reinvestment Plan

The Fund operates under a dividend reinvestment plan, (the "DRIP") administered by SS&C GIDS, Inc. ("SS&C GIDS"). Pursuant to the plan, the Fund's distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may terminate participation in the DRIP at any time by written instructions to that effect to SS&C GIDS. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by the SS&C GIDS 30 days prior to the record date of the distribution or the shareholder will receive such distribution in shares through the DRIP. Under the DRIP, the Fund's distributions to shareholders are automatically reinvested in full and fractional shares as described below.

When the Fund declares a distribution, SS&C GIDS, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund's net asset value per share.

SS&C GIDS will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. SS&C GIDS will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the DRIP. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. SS&C GIDS will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the DRIP, SS&C GIDS will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the DRIP.

Neither SS&C GIDS nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to SS&C GIDS at CION Ares Diversified Credit Fund c/o SS&C GIDS, Inc., P.O. Box 219422, Kansas City, MO 64121-9422. Certain transactions can be performed by calling the toll free number 888-729-4266.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Plan of Distribution

ALPS Distributors, Inc. located at 1290 Broadway, Suite 1000, Denver, CO 80203, serves as the Fund's principal underwriter and acts as the Distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into agreements with financial intermediaries for the sale and servicing of the Fund's shares. In reliance on Rule 415 of the Securities Act, the Fund intends to offer to sell an unlimited number of common shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to solicit orders for the purchase of the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares.

The Distributor has entered into a wholesale marketing agreement with CION Securities, a registered broker-dealer and an affiliate of CION. Pursuant to the terms of the wholesale marketing agreement, CION Securities will seek to market and otherwise promote the Fund through various wholesale distribution channels, including regional and independent retail broker-dealers and registered investment advisers.

CION Securities has also entered into a dealer manager agreement with the Fund pursuant to which CION Securities has agreed to provide certain marketing and wholesale services in consideration of its receipt of the dealer manager fee.

CION Ares Management LLC (the "Adviser") or its affiliates, in the Adviser's discretion and from their own resources, may pay additional compensation to financial intermediaries in connection with the sale of the Fund's shares. In return for the additional compensation, the Fund may receive certain marketing advantages including access to a financial intermediaries' registered representatives, placement on a list of investment options offered by a financial intermediary, or the ability to assist in training and educating the financial intermediaries. The additional compensation may differ among financial intermediaries in amount or in the manner of calculation: payments of additional compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the financial intermediary, or determined in some other manner. The receipt of additional compensation by a selling financial intermediary may create potential conflicts of interest between an investor and its financial intermediary who is recommending the Fund over other potential investments. Additionally, the Fund pays a servicing fee to the financial intermediaries or financial institution for providing ongoing services in respect of clients holding shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and ongoing liaison services as the Fund or the Adviser may reasonably request.

The Fund and the Adviser have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Investment Adviser

CION Ares Management, LLC
100 Park Avenue, 25th Floor
New York, NY 10017

Administrator

ALPS Fund Services, Inc. and SS&C Technologies, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, MA 02114

Transfer Agent and DRIP Administrator

SS&C GIDS, Inc.
333 W 11th Street
Kansas City, MO 64105

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP
725 S. Figueroa Street
Los Angeles, CA 90017

Fund Counsel

Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Privacy Notice

We are committed to maintaining the privacy of our shareholders and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information we collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, we will not receive any non-public personal information about shareholders of the common shares of the Fund, although certain of our shareholders' non-public information may become available to us. The non-public personal information that we may receive falls into the following categories:

•  Information we receive from shareholders, whether we receive it orally, in writing or electronically. This includes shareholders' communications to us concerning their investment;

•  Information about shareholders' transactions and history with us; or

•  Other general information that we may obtain about shareholders, such as demographic and contact information such as address.

•  We do not disclose any non-public personal information about shareholders, except:

•  to our affiliates (such as our investment adviser) and their employees that have a legitimate business need for the information;

•  to our service providers (such as our administrator, accountants, attorneys, custodians, transfer agent, underwriter and proxy solicitors) and their employees as is necessary to service shareholder accounts or otherwise provide the applicable service;

•  to comply with court orders, subpoenas, lawful discovery requests, or other legal or regulatory requirements; or

•  as allowed or required by applicable law or regulation.

When the Fund shares non-public shareholder personal information referred to above, the information is made available for limited business purposes and under controlled circumstances designed to protect our shareholders' privacy. The Fund does not permit use of shareholder information for any non-business or marketing purpose, nor does the Fund permit third parties to rent, sell, trade or otherwise release or disclose information to any other party.

The Fund's service providers, such as their adviser, administrator, and transfer agent, are required to maintain physical, electronic, and procedural safeguards to protect shareholder nonpublic personal information; to prevent unauthorized access or use; and to dispose of such information when it is no longer required.

Personnel of affiliates may access shareholder information only for business purposes. The degree of access is based on the sensitivity of the information and on personnel need for the information to service a shareholder's account or comply with legal requirements.

If a shareholder ceases to be a shareholder, we will adhere to the privacy policies and practices as described above. We may choose to modify our privacy policies at any time. Before we do so, we will notify shareholders and provide a description of our privacy policy.

In the event of a corporate change in control resulting from, for example, a sale to, or merger with, another entity, or in the event of a sale of assets, we reserve the right to transfer your non-public personal information to the new party in control or the party acquiring assets.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Board of Trustees and Executive Officers

Trustees

Information regarding the members of the Board is set forth below. The Trustees have been divided into two groups — Interested Trustees and Independent Trustees. As set forth in the Fund's declaration of trust, each Trustee's term of office shall continue until his or her death, resignation or removal.

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (including the Fund)(2)	Other Directorships Held by Trustee
Interested Trustees(3)
Mark Gatto 1972	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation; CION Grosvenor Infrastructure Fund, CION Grosvenor Infrastructure Master Fund, LLC, CION Grosvenor Management, LLC
Mitch Goldstein 1967	Trustee	2016	Partner of Ares Management Corporation; Co-Chairperson, Ares Capital Corporation; Co-Chief Executive Officer, Ares Strategic Income Fund	3	Ares Capital Corporation; Ares Strategic Income Fund
Michael A. Reisner 1970	Trustee	2016	Co-Chief Executive Officer and Co-President, CION Investment Group, LLC and Co-Chief Executive Officer, CION Investment Corporation; Director, CION Ares Management, LLC	1	CION Investment Corporation
David A. Sachs 1959	Trustee and Chairperson of the Board	2016	Partner of Ares Management Corporation	3	Terex Corporation (Capital Goods); Ares Dynamic Credit Allocation Fund, Inc.; Ares Private Markets Fund

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Trustees

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (including the Fund)(2)	Other Directorships Held by Trustee
Independent Trustees
Karin Kissane 1970	Trustee	2025	Serves on board of Zellerbach Family Foundation	1	None
Elaine Orr 1966	Trustee	2022	Serves on various fund and pension boards	2	Ares Dynamic Credit Allocation Fund, Inc.
Jeffrey Perlowitz 1956	Trustee	2020	Independent Consultant	2	PennyMac Financial Services, Inc.; Ares Dynamic Credit Allocation Fund, Inc.
John Joseph Shaw 1951	Trustee	2016	Independent Consultant	2	Ares Dynamic Credit Allocation Fund, Inc.
Mark R. Yosowitz 1968	Trustee	2016	From 2019 to present, senior executive and General Counsel, LeagueApps Inc.; from 2014 to present, Adjunct Professor, Brooklyn Law School; from 2014 to 2020, President, Mentored Inc.	1	None

(1)  The address of each Trustee is care of the Corporate Secretary of the Fund at 1800 Avenue of the Stars, Suite 1400, Los Angeles, CA 90067.

(2)  The term "Fund Complex" means two or more registered investment companies that share the same investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies or hold themselves out to investors as related companies for the purpose of investment and investor services.

(3)  "Interested person," as defined in the Investment Company Act, of the Fund. Mark Gatto, Mitch Goldstein, Michael Reisner and David Sachs are interested persons of the Fund due to their affiliation with the Adviser.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Atherton 1981	Vice President and Assistant Secretary	2018	John Atherton is a Partner and General Counsel, Europe in the Ares Legal and Compliance Group. John Atherton joined Ares in 2018.
Joshua Bloomstein 1973	Vice President and Assistant Secretary	2016

Joshua Bloomstein serves as a Partner and General Counsel (Credit) and Deputy General Counsel (Corporate) of Ares Management Corporation. Joshua Bloomstein is General Counsel, Vice President and Secretary of Ares Capital Corporation ("ARCC"), General Counsel and Secretary of Ares Strategic Income Fund ("ASIF") and Vice President and Assistant Secretary of Ares Dynamic Credit Allocation Fund, Inc. ("ARDC"). Joshua Bloomstein joined Ares in 2006.

Paul Cho 1982	Vice President	2024

Paul Cho is a Managing Director and Chief Accounting Officer in the Ares Finance and Accounting Department. Paul Cho additionally serves as Chief Accounting Officer of ARCC and ASIF, and as a Vice President of ARDC. Paul Cho joined Ares in 2008.

Michael Dennis 1976	Vice President	2017

Michael Dennis is a Partner and Co-Head of European Credit in the Ares Credit Group. Michael Dennis serves on the Ares Operating Committee. Additionally, Michael Dennis serves as a member of the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees, and the Ares Asia Direct Lending (Australia) Investment Committee. Michael Dennis joined Ares in 2007.

Kevin Early 1971	Vice President	2017	Kevin Early is a Partner and Chief Financial Officer, International & Global Direct Lending Private Funds in the Ares Finance and Accounting Department. Kevin Early joined Ares in 2012.
Anton Feingold 1980	Vice President and Assistant Secretary	2016

Anton Feingold is a Partner and Associate General Counsel in the Ares Legal and Compliance Group and Assistant Secretary of Ares Management Corporation. Anton Feingold also serves as General Counsel, Vice President and Secretary of Ares Commercial Real Estate Corporation. Anton Feingold joined Ares in 2014.

Ian Fitzgerald 1975	General Counsel and Corporate Secretary	2019

Ian Fitzgerald is a Managing Director and Deputy General Counsel (Credit) in the Ares Legal and Compliance Group. Additionally, Ian Fitzgerald serves as General Counsel and Corporate Secretary of ARDC. Ian Fitzgerald also serves as Vice President and Assistant Secretary of Ivy Hill Asset Management, L.P. ("IHAM") and Vice President and Assistant Secretary of Ivy Hill Asset Management GP, LLC, IHAM's General Partner ("IHAM GP"). Ian Fitzgerald joined Ares in 2010.

Mark Gatto 1972	Co-President and Co-Chief Executive Officer	2016

Mark Gatto is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CION Investment Corp. ("CIC"). Mark Gatto serves on the investment committee of CIC. In addition, Mark Gatto is a Director of CION Ares Management, LLC. Mark Gatto joined CION in 1999.

Mitch Goldstein 1967	Vice President	2016

Mitch Goldstein is a Partner and Co-Head of the Ares Credit Group. Mitch Goldstein serves on the Ares Operating Committee. Additionally, Mitch Goldstein serves as Director and Co-Chairperson of ARCC and an interested trustee and Co-Chief Executive Officer of ASIF. Mitch Goldstein also serves on the Board of Managers of IHAM GP. Mitch Goldstein is a member of the Ares Credit Group's U.S. Direct Lending, Commercial Finance, Pathfinder and the Ivy Hill Asset Management Investment Committees, the Ares Infrastructure Debt Investment Committee and the Ares Asia Direct Lending (Australia) Investment Committee. Mitch Goldstein joined Ares Management in 2005.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Blair Jacobson 1972	Vice President	2017

Blair Jacobson is a Partner and Co-President of Ares Management Corporation. Blair Jacobson also serves on the boards of Ares Management Limited and Ares Management UK Limited. Additionally, Blair Jacobson serves on the Ares Credit Group's European Direct Lending and European Liquid Credit Investment Committees, the Ares Secondaries Group's Credit Investment Committee and the Ares Sports, Media and Entertainment Investment Committee. Previously, Blair Jacobson served as Co-Head of European Credit in the Ares Credit Group until 2025. Blair Jacobson joined Ares in 2012.

Keith Kooper 1975	Vice President and Assistant Secretary	2016

Keith Kooper is a Partner and Co-General Counsel (Real Estate) in the Ares Legal and Compliance Group. Keith Kooper also serves as Vice President and Assistant Secretary of Ares Commercial Real Estate Corporation. Keith Kooper joined Ares in 2013.

Angela Lee 1986	Vice President	2024

Angela Lee is a Managing Director in the Ares Finance and Accounting Department. Angela Lee additionally serves as Vice President and Assistant Treasurer of ARCC and ASIF, and as a Vice President of ARDC. Angela Lee joined Ares in 2010.

Scott Lem 1977	Chief Financial Officer Treasurer	2019 2024

Scott Lem is a Partner and Chief Financial Officer of the Public Credit Funds in the Ares Finance and Accounting Department. Scott Lem additionally serves as Chief Financial Officer and Treasurer of ARCC, ASIF and ARDC. Scott Lem joined Ares in 2003.

Greg Margolies 1966	Vice President	2016

Greg Margolies is a Partner in the Ares Credit Group. Additionally, Greg Margolies serves as a member of the Ares Credit Group's Opportunistic Credit Investment Committees and is on the Board of Directors of the Ares Charitable Foundation. Greg Margolies joined Ares in 2009.

Lisa Morgan 1976	Chief Compliance Officer	2021

Lisa Morgan is a Partner and Chief Compliance Officer, Registered Products in the Ares Legal and Compliance Group. Lisa Morgan also serves as the Chief Compliance Officer of ARCC, Ares Private Markets Fund ("APMF"), ASIF, ARDC and Ares Core Infrastructure Fund ("ACI"). Lisa Morgan joined Ares in 2017.

Michael Reisner 1970	Co-President and Co-Chief Executive Officer	2016

Michael Reisner is Co-Chief Executive Officer and Co-President of CION Investment Group, LLC as well as Co-Chief Executive Officer of CIC. Michael Reisner serves on the investment committee of CIC. In addition, Michael Reisner is a Director of CION Ares Management, LLC. Michael Reisner joined CION in 2001.

Naseem Sagati Aghili 1981	Vice President and Assistant Secretary	2019

Naseem Sagati Aghili is a Partner, General Counsel and Corporate Secretary of Ares Management. Additionally, Naseem Sagati Aghili serves on the Ares Operating and Enterprise Risk Committees. Naseem Sagati Aghili also serves as Chief Legal Officer, Vice President and Assistant Secretary of APMF and as a Vice President of ARCC, ASIF, ARDC and ACI. Prior to being named the firm's General Counsel in 2020, Naseem Sagati Aghili served in a variety of roles at Ares Management, including most recently as Co-General Counsel, Deputy General Counsel and General Counsel of Private Equity. Naseem Sagati Aghili joined Ares in 2009.

Gregg Schill 1981	Vice President	2016	Gregg Schill is Senior Managing Director of CION Investment Group, LLC. Prior to this, Gregg Schill served as Managing Director since 2012. Gregg Schill joined CION in 2001.

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Executive Officers

Name, Address(1) and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Smith 1971	Vice President	2024

Michael Smith is a Partner and Co-Head of the Ares Credit Group and a member of the Ares Operating Committee. Michael Smith additionally serves as Director and Co-Chairperson of ARCC and as an interested trustee and Co-Chief Executive Officer of ASIF. Michael Smith is a member of the Ares Credit Group's U.S. Direct Lending, Opportunistic Credit and Commercial Finance Investment Committees, the Ivy Hill Asset Management Investment Committee, the Ares Secondaries Group's Private Equity Investment Committee, and the Ares Infrastructure Group's Infrastructure Opportunities, Climate Infrastructure Partners and Infrastructure Debt Investment Committees. Michael Smith joined Ares in 2004.

(1)  The address of each officer is care of the Corporate Secretary of the Fund at 1800 Avenue of the Stars, Suite 1400, Los Angeles, CA 90067.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 888-729-4266 to request the SAI.

Semi Annual Report 2025

CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

The Board of Trustees (the "Board") of CION Ares Diversified Credit Fund (the "Fund"), a majority of whom are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Fund (the "Independent Trustees"), renewed the Third Amended and Restated Investment Advisory Agreement between the Fund and CION Ares Management LLC (the "Adviser") and the Investment Sub-Advisory Agreement by and among the Adviser, Ares Capital Management II LLC (the "Sub-Adviser") and the Fund (the "Agreements") at a meeting held on May 7, 2025 (the "Meeting").

The Fund's Board has the responsibility under the 1940 Act to consider the renewal of the Fund's Agreements on an annual basis called for the purpose of voting on such renewal. In addition, the Fund's Board generally receives, reviews and evaluates information concerning the services and personnel of the Adviser and the Sub-Adviser (together the "Advisers") and their affiliates at quarterly meetings of the Board. While particular emphasis might be placed on information concerning the Fund's investment performance, comparability of fees, total expenses and profitability at any meeting at which a renewal of the Agreements is considered, the process of evaluating the Advisers' and the Fund's investment advisory and administrative arrangements is an ongoing one.

In connection with the renewal of the Agreements, the Independent Trustees met with their independent counsel in executive session. Counsel to the Independent Trustees reviewed with the Independent Trustees a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board's consideration of the approval of an investment advisory agreement.

In considering whether to renew the Agreements, the Fund's Board reviewed certain information provided to the Board by the Advisers in advance of the Meeting, and supplemented orally at the Meeting, including, among other things, information concerning the services rendered to the Fund by the Advisers, comparative fee, expense and performance information, and other reports of and presentations by representatives of the Sub-Adviser concerning the Fund's and Advisers' operations, compliance programs and risk management. The Board also reviewed a report prepared by Broadridge, an independent third-party data provider, that included comparative fee and performance information showing the Fund's performance for various periods ended March 31, 2025 and expenses as compared to the performance and expenses of a group of leveraged, closed-end interval funds ("Peer Group") as selected by Broadridge.

In determining whether to renew the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

(a) The nature, extent and quality of services to be provided by the Advisers — With respect to the nature, extent and quality of services to be provided by the Advisers, the Board reviewed the information regarding the types of services to be provided under the Agreements and information describing the Advisers' organization and business, including the quality of the investment research capabilities of the Advisers and the other resources dedicated to performing services for the Fund. The Board noted the professional experience and qualifications of the Fund's portfolio management team and other senior personnel of the Advisers involved with the Fund, including the portfolio management team's expertise in managing securities in which the Fund invests, the integrated platforms of the Advisers and their affiliates and the benefits, resources and opportunities of the platforms that the Advisers are able to access. Fund management discussed the size and experience of the Advisers' staff, the experience of their key personnel in providing investment management services, including the members of the Sub-Adviser's allocation committee, the systems used by the Advisers' personnel and the ability of the Advisers to attract and retain capable personnel. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, was also considered. The Board also noted the reputation and track record of the Advisers' organizations as leading managers of credit assets.

(b) Investment performance of the Fund and the Advisers — With respect to investment performance of the Fund and the Advisers, the Board reviewed statistical information concerning the Fund's investment performance in relation to its stated objective, as well as comparative data with respect to the performance of the Fund's Peer Group. Representatives of the Advisers reviewed with the Board the Fund's performance. In connection with its review, the Board discussed the results of the performance comparisons with the Peer Group. The Board noted that the Fund's total return performance,

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CION Ares Diversified Credit Fund

Additional Information (continued)

June 30, 2025 (Unaudited)

on a net asset value basis, had underperformed the median return of the Peer Group for the 1-year and year-to-date periods ended March 31, 2025, but it also noted that the Fund's performance had outperformed the median return of the Peer Group in each of the 3-and 5-year periods, as well as the period since inception ended March 31, 2025.

(c) Cost of the services to be provided and profits to be realized by the Advisers from the relationship with the Fund — The Board considered information about the profitability of the Fund to the Advisers, as well as the costs of services provided by the Advisers to the Fund. The Board received and reviewed information relating to the financial condition of the Advisers and their affiliates. Representatives of the Advisers reviewed the expenses allocated and profit received by the Advisers and their affiliates and the resulting profitability percentage for managing the Fund and the method used to determine the expenses and profit.

The Board also considered that the Adviser pays the Sub-Adviser a portion of its advisory fee as compensation for the sub-advisory services.

(d) Economies of scale and whether fee levels reflect these economies of scale — The Board considered the extent to which economies of scale are expected to be realized and whether fee levels reflect these economies of scale. The Trustees noted that the direct origination strategies used by the Fund have limited scalability and require additional resources as assets grow due to the need to originate new loans in which to invest. The Trustees noted the possibility of economies of scale related to non-advisory services that may inure to the benefit of the Fund.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment adviser or other clients — In evaluating the Management Fee and expenses, the Board considered the Fund's management fees and the Fund's expense ratios in absolute terms and as compared with the fees and expenses of the Peer Group. Based upon the comparative fee information provided, the Board noted that the Fund's contractual management fees were generally in line with the median of the Peer Group, although the Fund's total expenses exceeded the Peer Group median. The Board considered that the Agreements provide that the Advisers may earn an incentive fee and, to the extent the fee is earned and paid, would result in a higher rate of total compensation from the Fund to the Advisers than the base-management fee rate stated in the Agreements. In addition, the Board also noted the reputation and track record of the Advisers' organization as leading managers of credit assets.

In discussing the Fund's management fees and expenses, representatives of the Advisers noted, among other things, that the Advisers believe the management fees and expenses are reasonable when compared to, and are consistent with, other similar funds and portfolios, particularly in light of the Fund's performance. Representatives of the Advisers also noted that the Fund's investment strategy of investing in a portfolio of directly originated loans, secured floating and fixed rate syndicated loans, corporate bonds, asset-backed securities, commercial real estate loans and other types of credit instruments requires additional expertise and expense related to trade support, pricing and valuation, marketing, investor education and regulatory monitoring.

(f) Benefits derived or to be derived by the Advisers from their relationship with the Fund — The Board also considered the extent to which benefits other than the fees and reimbursement amounts might accrue to the Advisers and their affiliates from their relationships with the Fund. The Board noted in this regard that, while certain funds and accounts managed by the Advisers may engage from time to time in cross trade and co-investment transactions with the Fund as permitted by the 1940 Act, neither the Adviser or its affiliate execute portfolio transactions on behalf of the Fund, and that the Sub-Adviser had confirmed that the Fund does not obtain research (or "Soft Dollars") from trades made on behalf of the Fund. However, the Board recognized that the Advisers might derive reputational and other benefits from their association with the Fund, including access to a different investor base than historically serviced by the Sub-Advisor and its affiliates.

Conclusion

At the conclusion of these discussions, the Board agreed that it had been furnished with information sufficiently responsive to allow it to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations at the Meeting, and in reliance on information received on a routine and regular basis through the year relating to the operations of the Fund and the investment management and other services provided under the Agreements, the Board, including the Independent Trustees, supported the approval of the renewal of the Agreements for an additional one-year period ending May 22, 2026.

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(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for this filing.

Item 3. Audit Committee Financial Expert.

Not applicable for this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this filing.

Item 6. Investments.

(a)            Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of the Fund’s investment advisory and sub-advisory contracts is included as part of the Report to Stockholders filed under Item 1 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable for this filing.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  Not applicable for this filing.

(a)(2)  Not applicable for this filing.

(a)(3)  Not applicable for this filing.

(a)(4)  Not applicable for this filing.

(b)   There have been no changes, as of the date of this filing, to the portfolio managers identified in the most recently filed annual report on Form N-CSR (811-23165) for CION Ares Diversified Credit Fund (the “Fund”).

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None during the period covered by this Form N-CSR filing pursuant to a plan or program.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)            Not applicable.

(b)            Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for this filing.

(a)(2)	Not applicable for this filing.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CION ARES DIVERSIFIED CREDIT FUND

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
Date:	September 5, 2025

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By:	/s/ Michael A. Reisner
Michael A. Reisner
Co-President and Co-Chief Executive Officer
Date:	September 5, 2025

By:	/s/ Mark Gatto
Mark Gatto
Co-President and Co-Chief Executive Officer
Date:	September 5, 2025

By:	/s/ Scott C. Lem
Scott C. Lem
Chief Financial Officer
Date:	September 5, 2025